Exhibit 99.5 Schedule 3

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Redacted ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
5Q6M7RRZOQB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	39.215%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives pension and social security income.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation as BWR never moved into subject. Further details were not provided. Elevated for client review."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx."	xx	xx	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G2DPQLREDK5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$371.86	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.228%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with MERS as nominee for xx
There is an active junior mortgage against the subject property in favor of xx, in the amount of xx, which originated on xx/xx/2024 and was recorded on xx/xx/2024 with the instrument #xx
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2024.
The 1st and 2nd installments of county taxes for 2024 supplemental are delinquent in the total amount of xx and are good through xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.

BWR has 5.25 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Condo questionnaire shows the special assessment amount for the HOA repair is xxK. Appraisal report completed as-is. Tape states repairs are completed but not docs in file to confirm"
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to in the amount of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to in the amount of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

																																																																																									Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OQJVIQG8OU7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2024	xx/xx/2024	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	56.599%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx, INC.
There are two active prior child support liens against the borrower in favor of xx, which were recorded on xx/xx/2020 and xx/xx/2020.
There is one active prior abstract judgment against the borrower in favor of the xx, which was recorded on xx/xx/2022 in the amount of xx.
The 1st and 2nd installments of county taxes for 2025/2026 are due in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.91 years on the job as a billing and collection specialist with xx
BWR2 has 2.91 years on the job as a business manager with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "The loan fails the compliance delivery and timing test for the CD dated xx/xx/2024. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2024, which is after the consummation date of xx/xx/2024. The subject is a refinance case originated on xx/xx/2024, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2024. The initial LE dated xx/xx/2024 reflects lender credit at xx; the final CD dated xx/xx/2024 reflects the lender at xx. This is an increase of +xx for a fee that has a 0% tolerance test.
The subject loan is a refinance, originated on xx/xx/2024, and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the lender did not use the prior sales price of xx for LTV calculation and used the appraised value of xx from a recent appraisal report at closing. The loan is currently overfunded by xx. Further details not provided."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P0RQRGP4JMK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.999%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.774%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual installment of county taxes for 2025/2026 is due in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.999%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR has been SE for 5.83 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and the Infinity CE report show the subject loan is HPML, and the appraisal was not delivered 3 days prior to closing. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.363% exceeds APR threshold of 8.150% over by +0.213%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 8.363% exceeds APR threshold of 8.150% over by +0.213%."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.363% exceeds APR threshold of 8.150% over by +0.213%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																									Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 8.363% exceeds APR threshold of 8.150% over by +0.213%."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1FLGRF0YIIE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.874%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month on the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.874%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month on the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is tenant-occupied.
As per the comment dated xx/xx/2025, the reason for default is a reduction in rental income.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO and the loan was approved using DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx and annual payments (Debt Service) are xx and the debt service cover ratio (DSCR) is 0.91."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GK4DGU2LHW6	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.874%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	xx	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is an active prior XXXX's lien against the borrower in favor of xx, Concrete and Framing, which was recorded on xx/xx/2024 in the amount of xx.
The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
The annual water/Sewer charges for 2025 are delinquent in the amount of xx which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is currently delinquent for 1 month with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.874%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is currently delinquent for 1 month with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property occupancy is stated as an investor.
As per the comment dated xx/xx/2025, the subject property needs some repairs. The nature of the damage and cost of repair are not available. No comments have been found regarding repair completion.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QER6IJ6OSSE	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Primary	No	Not Applicable	Unavailable	xx	Not Applicable	49.212%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2024
(Supplemental) have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 39.6 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.21%. Tape shows lender utilized asset depletion as income in the DTI. The derived income source is not acceptable for qualification. as BWR has xxK in checking accounts. Excluding this income, the revised DTI is 108.92%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 39.6 years at xx, FICO 775, 0X30 since inception, and xxK equity in the subject."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete due to Initial CD is missing from the loan documents.
The subject loan is a refinance, originated on xx/xx/2024, and the SOL is 3 years."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan documents."
* Missing flood cert (Lvl 3)     "The Flood Certification document is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0H08NFZNLX3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	Not Applicable	17.039%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
There are 5 active prior civil judgments against the borrower in favor of different plaintiffs, which were recorded on different dates, for the total amount of xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2025, for the total amount of xx.
The 1st and 2nd installments of county taxes for 2025 are due in the amount of xx on xx/xx/2025 & xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 9.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the occupancy of the subject property is stated as investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 12.58 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Required Documentation Missing (Lvl 4) "Subject approved as non QM loan. Reaching out to the seller for the guidelines."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as NOO at 17.03%. The tape reflects an increased DTI of 26.59%. Further details not provided. The subject originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 12.58 years at XXXX, FICO 703, 1X30 since inception, xxK equity in the subject, and residual income xx. Review shows ATR confirmed."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as NOO at 17.03%. The tape reflects an increased DTI of 26.59%. Further details not provided. The subject originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 12.58 years at XXXX, FICO 703, 1X30 since inception, xxK equity in the subject, and residual income xx. Review shows ATR confirmed."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CSC36SVLONU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	29.358%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 3.75 years on the job as a general manager with xx
BWR2 has 23.33 years on the job as a graphic designer with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 29.35%. The tape shows underwriting issues. Further details not provided. Lender defect. The subject originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has 3.75 years on the job as a general manager with XXXX. BWR2 has 23.33 years on the job as a graphic designer with XXXX, FICO 652, 0X30 in the last 24 months, and xxK equity in the subject."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 29.35%. The tape shows underwriting issues. Further details not provided. Lender defect. The subject originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has 3.75 years on the job as a general manager with XXX and XXX. BWR2 has 23.33 years on the job as a XXX with The XXX, FICO 652, 0X30 in the last 24 months, and xxK equity in the subject."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3QJT5TJQ7K9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	22.639%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with Book/Page# xx in the amount of xx with MERS as nominee for xx. The subject mortgage was re-recorded on xx/xx/2020 with Book/Page # xx .
No active judgments or liens have been found.
The annual installment of county taxes for 2025 was paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 months on the job as a tax manager with xx. Previously, BWR had 2.50 years on the job as a tax manager with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 22.63%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR's primary housing expense. Revised DTI is 56.70%. Further details not provided. BWR defect. Subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 8 months on the job as a tax manager with XXXX, FICO 778, 0X30 in the last 24 months, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. Initial LE dated xx/xx/2020 reflects the sum of Section C fees and Recording fee at xx. Final CD dated xx/xx/2020 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2020 and the 3-year SOL has expired.

Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 reflects Transfer Taxes at xx. Final CD dated xx/xx/2020 reflects Transfer Taxes at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance case, originated on xx/xx/2020 and the 3-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 22.63%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR's primary housing expense. Revised DTI is 56.70%. Further details not provided. BWR defect. Subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 8 months on the job as a xxx with xxx, FICO 778, 0X30 in the last 24 months, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. Initial LE dated xx/xx/2020 reflects the sum of Section C fees and Recording fee at xx. Final CD dated xx/xx/2020 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2020 and the 3-year SOL has expired.

Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 reflects Transfer Taxes at xx. Final CD dated xx/xx/2020 reflects Transfer Taxes at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance case, originated on xx/xx/2020 and the 3-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TRY71JXSHL3	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.321%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument # xx in the amount of xx with MERS as nominee for xx. No active judgments or liens have been found. Taxes to follow. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property was damaged due to water on xx/xx/2025. The loss draft check was received in the amount of xx. As per the comment dated xx/xx/2025, the current loss is under xx. Further details not provided.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 26.41 years on the job as a computer operations manager with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity CE result show the TRID violation for initial LE. The initial LE was delivered after 3 business days."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial loan estimate dated xx/xx/2025 delivered on xx/xx/2025 which is more than 3 business days from initial application date xx/xx/2025. The subject is a purchase case originated on xx/xx/2025, and the 1-year SOL is active."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$40,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M02IHSQI4G1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.354%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 are due in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is xx with an interest rate of 6.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.41 years on the job as a transportation associate at xx
BWR2 has 3.58 years on the job as an instructional assistant at xx
BWR3 has 3 years on the job as an associate at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TT8PC6P71ZQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.372%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property in favor of xx, a xx, in the amount of xx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with instrument #xx
There is a prior state tax lien found against the subject borrower in favor of the xx, which was recorded on xx/xx/2009 in the amount of xx.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.75 years on the job as a manager withXXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. The current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved at 48.37%. Tape shows income miscalculation and BWR was employed by a family member. The lender did not obtain tax returns to support qualifying income. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 7.75 years on the job as a manager with XXXX and FICO 773, 2X30 last 24 months, xxk equity in subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete, as the initial LE and initial CD are missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.37% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (Locator# XXXX- XXXX.pdf Page #61) and its recommendation is approve/eligible with a DTI of 48.37%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at xxK. The current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved at 48.37%. Tape shows income miscalculation and BWR was employed by a family member. The lender did not obtain tax returns to support qualifying income. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 7.75 years on the job as a manager with xx and FICO 773, 2X30 last 24 months, xxk equity in subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete, as the initial LE and initial CD are missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.37% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (Locator#xxx.pdf Page #61) and its recommendation is approve/eligible with a DTI of 48.37%."	Minimal	Pass	Pass	No Result	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BSHG7BK8C1L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2020	xx/xx/2020	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 is paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan does meet the seasoning period requirements for a streamline refinance. Further details not provided. Subject originated xx/xx/2020."	* ComplianceEase TILA Test Failed (Lvl 2) "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate due to it is understated by more than xx. Subject loan is a refinance case, originated on xx/xx/2020 and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete, as the initial CD is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2020 and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* State Prohibited Fees Test Fail (Lvl 2)     "The loan failed the state regulation for the first lien prohibited fees test.
The below fee was included in the test:
Attorney's Fee (Closing Agent Only) paid by Borrower: xx."	* ComplianceEase TILA Test Failed (Lvl 2) "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate due to it is understated by more than xx. Subject loan is a refinance case, originated on xx/xx/2020 and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete, as the initial CD is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2020 and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* State Prohibited Fees Test Fail (Lvl 2)     "The loan failed the state regulation for the first lien prohibited fees test.
The below fee was included in the test:
																																																																																									Attorney's Fee (Closing Agent Only) paid by Borrower: xx."	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9RCZKNDRU78	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.480%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with Instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a physician for 27 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Transmittal (1008)	xx	4: Unacceptable	* Document(s) Required by AUS Missing from Loan file (Lvl 4) "AUS report is missing from the loan documents."	* Compliance Testing (Lvl 3) "Tape shows ARM disclosure issue. Further details not provided. The file shows the ARM disclosure is available in the loan file."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan kicked out of SD, and XXXX jumbo never sold of ARM issue. BWR was difficult and reluctant to refinance in 2021. Further details are not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the Pennsylvania license validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2020 does not reflect Rate Lock Fee. CD dated xx/xx/2021 reflects Rate Lock Fee at xx.
Loan estimate dated xx/xx/2020 reflects Appraisal Fee xx. CD dated xx/xx/2021 reflects Appraisal Fee at xx.
Loan estimate dated xx/xx/2020 reflects Points - Loan Discount Fee at xx. CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx.
This is a cumulative increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 2) "Final Transmittal Summary is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the Pennsylvania license validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2020 does not reflect Rate Lock Fee. CD dated xx/xx/2021 reflects Rate Lock Fee at xx.
Loan estimate dated xx/xx/2020 reflects Appraisal Fee xx. CD dated xx/xx/2021 reflects Appraisal Fee at xx.
Loan estimate dated xx/xx/2020 reflects Points - Loan Discount Fee at xx. CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx.
This is a cumulative increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "Final Transmittal Summary is missing from the loan documents."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1X3ASF6XZIP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.177%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with Instrument #xx, in the amount of xx with MERS as nominee for xx. The MTG was re-recorded on xx/xx/2025 with Instrument #xx to attach the PUD rider. No active judgments or liens have been found. The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.83 years on the job as a staff nurse with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 38.17%. Tape and file show BWR does not meet the minimum tradelines and history requirement, as the BWR has only one active tradeline, which is an authorized user account. Lender defect. The subject originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 5.83 years on the job as a staff nurse with XXXX, FICO 781, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to the initial CD is missing from loan documents. The subject is a purchase case originated on xx/xx/2021, and the 1-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 38.17%. Tape and file show BWR does not meet the minimum tradelines and history requirement, as the BWR has only one active tradeline, which is an authorized user account. Lender defect. The subject originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 5.83 years on the job as a staff nurse with XXXX, FICO 781, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to the initial CD is missing from loan documents. The subject is a purchase case originated on xx/xx/2021, and the 1-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."	Minimal	Pass	Pass	No Result	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D5CI2E1BZ11	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	41.478%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual 1st installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history, is xx.	Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to the collection comment dated xx/xx/2025, the RFD is curtailment of income.
According to the collection comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the borrower was advised of FB option due to Covid-19 related of hardship.
BWR1 has been SE for 3.41 years at xx
BWR2 has 1.41 years on the job as a certified XXXX assistant with XXXX. Previously, BWR2 had 6 months on the job as a certified XXXX assistant with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 41.47%. The tape shows the YTD income was not supported by the tax returns. Lender defect. The subject originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has been SE for 3.41 years at XXXX. BWR2 has 1.41 years on the job as a certified XXXX assistant with XXXX, FICO 703, and xxK equity in the subject."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 41.47%. The tape shows the YTD income was not supported by the tax returns. Lender defect. The subject originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has been SE for 3.41 years at XXXX. BWR2 has 1.41 years on the job as a certified XXXX assistant with XXXX, FICO 703, and xxK equity in the subject."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LB2TSPG9RL9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	48.540%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE as an administrator for 10.58 years.
BWR2 has 1.33 years on the job as a supervisor with xx. Previously, BWR2 had 15.66 years on the job as a trader instructor with the XXXX
BWR3 has 24 years on the job as an associate property and casualty lines processor with xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal in the loan file is as-is. The improvement section shows strip of missing siding, peeling paint on several window frames and on soffit. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	xx	xx	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P5SMAU23M51	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	42.120%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security income.
BWR2 receives social security, retirement, and XXXX investment income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 42.12%. The tape shows the lender did not establish the co-borrower's retirement income stability. Lender defect. The subject originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 receives social security income. BWR2 receives social security, retirement, and xxx investment income, FICO 668, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to the initial CD is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2021, and the 1-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 42.12%. The tape shows the lender did not establish the co-borrower's retirement income stability. Lender defect. The subject originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 receives social security income. BWR2 receives social security, retirement, and xx investment income, FICO 668, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to the initial CD is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2021, and the 1-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4BOYP92XAGK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	40.688%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The annual installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 month on the job as a certified pharmacy technician at XXXX. Previously, BWR1 had 10.83 years on the job as a xx.
BWR2 has 1 month on the job as a worker at xx. Previously, BWR2 had employment experience as a nail technician at xx between xx/xx/2010 and xx/xx/2021 for 10.66 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase RESPA Test Failed (Lvl 3) "This loan failed the homeownership counseling organizations disclosure date test as the loan has a homeownership counseling organizations disclosure date xx/xx/2021 that is not within three business days of the loan originator's application date xx/xx/2021."	xx	xx	Moderate	Pass	Pass	Fail	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZW6AWYGB0WY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.811%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is one junior mortgage against the subject property in favor of xx, which was recorded on xx/xx/2022 in the amount of xx.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.5 years on the job as a functional developer at xx. Additionally, BWR has been SE as an xx for 16.25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. The current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 49.81%. Tape shows undisclosed debt. The revised DTI is 60.73%. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 4.5 years on the job as a functional developer at XXXX Inc. Additionally, BWR has been SE as an ERP implementation specialist for 16.25 years. FICO 658 and 0X30 in the last 24 months and xx residual income."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.81% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU Locator XXXX PG#1692 and its recommendation is Approve/Eligible with a DTI of 49.81%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xxx search shows an estimated value of xxK. The current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 49.81%. Tape shows undisclosed debt. The revised DTI is 60.73%. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 4.5 years on the job as a functional developer at XXXX Inc. Additionally, BWR has been SE as an ERP implementation specialist for 16.25 years. FICO 658 and 0X30 in the last 24 months and xx residual income."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.81% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU Locator XXXX PG#1692 and its recommendation is Approve/Eligible with a DTI of 49.81%."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SKETXOHC3IZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	23.586%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a real estate agent for 29.08 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. The current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 23.58%. Tape shows the lender did not include a bridge loan payment for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE as a real estate agent for 29.08 years. FICO 757 and 0X30 in the last 24 months."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xxx search shows an estimated value of xxK. The current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 23.58%. Tape shows the lender did not include a bridge loan payment for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE as a real estate agent for 29.08 years. FICO 757 and 0X30 in the last 24 months."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VXVKIV32W0J	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.529%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with Book/Page #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.52%. Tape shows the lender did not include a bridge loan payment for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR receives social security and retirement income. FICO 812 and xxK equity in the subject and 0X30 in the last 24 months."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects an Appraisal Fee of xx. The CD dated xx/xx/2021 reflects an Appraisal Fee of xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase that originated on xx/xx/2021, and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.52%. Tape shows the lender did not include a bridge loan payment for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR receives social security and retirement income. FICO 812 and xxK equity in the subject and 0X30 in the last 24 months."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects an Appraisal Fee of xx. The CD dated xx/xx/2021 reflects an Appraisal Fee of xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase that originated on xx/xx/2021, and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SDS0DOROVYT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	48.810%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property that was originated on xx/xx/2024 and was recorded on xx/xx/2024 in the amount of xx with xx
The first and second installments of county taxes for 2024 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comments dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 13.66 years on the job as a police officer with the City of xx.
BWR2 has 9.33 years on the job as a teacher with xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	As per the tape, GNAM has found to be in violation of APM 19-05 due to loan modification. The modification document is missing from the loan file.	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows GNMA has been found to be in violation of APM 19-05 (GNMA 210 rule) due to a loan modification that occurred in servicing that Ops was not aware of. The loan modification was not found in the loan file. The borrower has been making payments with respect to note terms."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SF18L7OAASD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.931%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
There are two junior mortgages against the subject property. The first junior mortgage against the subject property in favor of the xx in the amount of xx, which originated on xx/xx/2022 and was recorded on xx/xx/2022 with instrument #xx, and the second junior mortgage against the subject property in favor of xx in the amount of xx, which originated on xx/xx/2022 and was recorded on xx/xx/2022 with instrument #xx
The annual installment of combined taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The annual installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 19.16 years on the job as an executive secretary at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows XXXX declined to purchase the loan due to the collateral suspense items were not resolved in time, and the loan cannot be pooled at the current rate."
																																																																																							* Type of Ownership is Leasehold Or Cooperative (Lvl 3) "The subject mortgage was originated on xx/xx/2022 with a maturity date of xx/xx/2052. The subject leasehold agreement is available in the loan file located at "xx" the lease terms expire on xx/xx/2121."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."	Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U0UW478QG6L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Montana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	16.094%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx and the deferred balance is xx. The due dates were advanced from xx/xx/2024 to xx/xx/2025 due to a modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment on xx/xx/2025, the reason for default is curtailment of income.
As per the tape data, the loan was modified on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment of xx/xx/2025, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR was qualified using an offer letter as an operational manager at xx. Previously, BWR had 4.91 years on the job as a plant operator with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan was originated on xx/xx/2023 with a maturity date of xx/xx/2053. The P&I and interest rate as per the note and PH are xx and 8.500% respectively. The tape data shows the loan was modified on xx/xx/2025. The modification agreement is missing from the loan files.	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z3GHTUV8TXF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$703.24	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	26.564%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of town taxes for 2025 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The 1st and 2nd installments of town taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The 4th installment of town taxes for 2025 has been delinquent in the total amount of xx, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.58 years on the job as a registered nurse at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp#5 with a sales price of xxK, is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK. Further details not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan fails Prohibited Fees Test due to fees charged: xx Exceeds the fees threshold of xx by +xx. The below fees was included in the test: Title CPL Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to Initial CD is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan fails Prohibited Fees Test due to fees charged: xx Exceeds the fees threshold of xx by +xx. The below fees was included in the test: Title CPL Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to Initial CD is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JY4QNJ3SGIK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	44.533%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx in the amount of xx with MERS as nominee for xx.
There is an active credit card judgment against the borrower in favor of xx, in the amount of xx, which was recorded on xx/xx/2013.
The annual installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2023.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2023 and xx/xx/2024.
The annual installment of city taxes for 2026 has been paid in the amount of xx on xx/xx/2025.
The annual installment of city taxes for 2025 has been paid in the amount of xx on xx/xx/2024.
The annual installment of city taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.66 years on the job as a technician with XXXX
BWR2 has 7.33 years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the lender used the new appraised value xxK instead of the sales price xxK within 12 months for the LTV calculation. The prior sale was held on xx/xx/2024 with sales price of xxK and appraisal report dated xx/xx/2025 shows appraisal value is xxK. The subject originated on xx/xx/2025."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "The mortgage insurance certificate is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QUEPMR3JNKE	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.858%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 for the amount of xx.
There is an active UCC mortgage against the subject property in favor of xx, which was originated on xx/xx/2025 and recorded on xx/xx/2025.
The annual installment of county taxes for 2025 is exempt on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.33 years on the job as a registered nurse at xx. Additionally, BWR had 3.5 years on the second job as a registered nurse at xx. and has been SE as a xx for 11 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the Co-Op project approval with xx has expired, and the lender is unable to obtain the updated required project documentation. Further details not provided. Subject originated xx/xx/2025."
																																																																																							* Type of Ownership is Leasehold or Cooperative (Lvl 3) "An alert note of a UT report dated xx/xx/2025 shows that the property is a unit in a co-operative. The subject loan originated on xx/xx/2025 with a maturity date of xx/xx/2055. As per the lease agreement located at xx, the lease terms started from xx/xx/2025 until xx/xx/2080."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KEUNUD205I1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2013	xx/xx/2013	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2013	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.232%	First	Final policy	Not Applicable	xx	xx/xx/2015	xx	Not Applicable	3.750%	xx	xx/xx/2015	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument #xx in the amount of xx with MERS as nominee for xx, a xx.
There are six junior credit card/civil judgments against the borrower in favor of different plaintiffs in the total amount of xx, which were recorded on different dates.
There are three junior mortgages against the subject property. The first junior mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 in favor of xx, a body corporate and politic, in the amount of xx; the second junior mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 in favor of xx, a body corporate and politic, in the amount of xx; and the third junior mortgage was originated on xx/xx/2016 and recorded on xx/xx/2017 in favor of XXXX, a public corporation and government, in the amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
The loan was modified on xx/xx/2015.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per tape, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, "xx" and the lender, "xx" on xx/xx/2015. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.750% beginning on xx/xx/2015 and a maturity date of xx/xx/2045.	Missing or error on the Rate Lock Mortgage Insurance	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2013 reflects cash to the borrower in the amount of xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA finance charge test. Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx.

Loan failed TILA APR test because APR calculated at 4.559% exceeds APR threshold of 4.718% under disclosed by -0.159%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at "xx" state that the manufactured home has been affixed to the permanent foundation."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2013 reflects cash to the borrower in the amount of xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA finance charge test. Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx.

Loan failed TILA APR test because APR calculated at 4.559% exceeds APR threshold of 4.718% under disclosed by -0.159%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at "xx" state that the manufactured home has been affixed to the permanent foundation."	Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JIXG69FM8FK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month on the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month on the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the reason for default is military service.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9 months on the job as a xx. Additionally, BWR had 4.58 years on the second job as a specialist at the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. The photo addendum of the appraisal report shows missing siding. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	xx	xx	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95J33NXROFD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.555%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	6.125%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
There are 02 UCC liens found against the subject property in favor of xx and XXXX, which were recorded on xx/xx/2022 and xx/xx/2023.
The 1st and 2nd installments of county taxes for xx are due in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 04 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 04 months, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
The loan was modified on xx/xx/2024.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.66 years on the job as a physician assistant with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.125% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and no principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.55%. Tape shows the lender did not include the solar payment debt in the DTI calculation. Further details not provided. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 3.66 years on the job as a physician assistant with XXXX, FICO 663, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 reflects points—the loan discount fee at xx. The CD dated xx/xx/2022 reflects points—loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/2022, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.55%, the borrower’s income is xx, and total expenses are in the amount of xx, and the loan was underwritten by LP (xx & CLOSING_Pg#16), and its recommendation is "xx" with a DTI of 44.55%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.55%. Tape shows the lender did not include the solar payment debt in the DTI calculation. Further details not provided. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 3.66 years on the job as a physician assistant with xxx, FICO 663, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 reflects points—the loan discount fee at xx. The CD dated xx/xx/2022 reflects points—loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/2022, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.55%, the borrower’s income is xx, and total expenses are in the amount of xx, and the loan was underwritten by LP (xx & CLOSING_Pg#16), and its recommendation is "xx" with a DTI of 44.55%."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4H1W1T492H9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.490%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	34.320%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument # xx in the amount of xx with MERS as nominee for xx.
There is one prior civil judgment against the borrower, in favor of xx, in the amount of xx, which was recorded on xx/xx/2020.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.490%. The current UPB reflected is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been xx for 2.41 years and at Investing in xx.
BWR2 has been SE for 7.41 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. XXXX search shows property was listed for rent. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 34.32%. Tape shows subject is NOO, and income misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has been SE for 2.41 years at XXXX. BWR 2 has been SE for 7.41 years at XXXX, FICO 650, and 0X30 since inception."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects Point - Loan Discount Fee at xx. The CD dated xx/xx/2024 reflects Point - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 34.32%. Tape shows subject is NOO, and income misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has been SE for 2.41 years at XXXX. BWR 2 has been SE for 7.41 years at XXXX, FICO 650, and 0X30 since inception."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects Point - Loan Discount Fee at xx. The CD dated xx/xx/2024 reflects Point - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FHGK5EBOZOC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	25.787%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active prior hospital lien against the borrower in favor of xx, xx, in the amount of xx, which was recorded on xx/xx/2006.
There is an active prior civil judgment against the borrower in favor of xx, in the amount of xx, which was recorded on xx/xx/2020.
The annual installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The annual installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water sewer charges for 2025 are delinquent in the amount of xx, which was good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 7.25 years at Investment by xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the initial closing disclosure delivery date test. The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the borrower is current. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H5X04M53PKS	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.481%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.com, LLC.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 3rd and 4th installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14 years on the job as a an art performer with xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "The tape shows the subject loan is not insured."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 39.48%. Tape shows BWR was not employed at the time of closing. BWR defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has 14 years on the job as an art performer with XXXX. FICO 788, and 2X30 since inception, xxK equity in the subject."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 39.48%. Tape shows BWR was not employed at the time of closing. BWR defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has 14 years on the job as an art performer with xxx, Inc. FICO 788, and 2X30 since inception, xxK equity in the subject."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UWRWM7MO3J6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$5,194.67	xx	8.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	DSCR	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active prior judgment against the borrower in favor of xx, a Florida limited liability company, which was recorded on xx/xx/2019 in the amount of xx.
There is an active prior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2019 in the amount of XXXX
The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
The annual installment of county taxes for 2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (interest & escrow), which was applied for the due date of xx/xx/2025. The current interest-only payment is xx and interest rate is 8.00%. The current UPB reflected as per the payment history is xx. The loan is interest-only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for the default is fraud.
As per the servicing comment dated xx/xx/2025, the subject property is tenant-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows a defect as EPD. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LV9QQH7JV1W	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	23.875%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx for the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the amount of xx on xx/xx/2024 and xx/xx/2025.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investment.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 7.33 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HOO0G5UNKKQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,175.22	xx	7.490%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2024	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2025.
The annual installment of county taxes for 2025 is due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current interest-only payment is xx with an interest rate of 7.490%. The current UPB reflected as per the payment history is xx. As per the note, the loan is interest-only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property occupancy is stated as an investment property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows early payment default. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx."
																																																																																							* Property type is inconsistent with the tape (Lvl 3) "Property type is inconsistent with the tape."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T83ZW2724RR	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens found.
Tax status to follow
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.625%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per tape data, the occupancy of the subject property is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LWS1ICEN4YQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xx in the amount of xx with MERS as nominee for xx.
There is a prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The first installment of county taxes for xx has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for xx has been paid in the amount of xx on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI) which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is foreclosure.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. Further details were not provided.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. Further details were not provided.
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LU9H69G6REN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.142%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2025.
The annual installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a registered behavior technician at xx. Previously, BWR was a student at xx for 4.75 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as-is. The photo addendum of the appraisal report shows damaged garage front roof siding. The estimated cost to cure is not available in the loan files. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 4)     "Subject loan was approved at 46.14% DTI. The Lender used the hourly rate to calculate income that was not supported. Revised DTI 67.32%. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xx as s Registered Behavior Tech for 1 year, FICO 702, xx residual income, 0X30 since inception and xxK equity in the subject property."
																																																																																						* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R2CNOS19QDH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	71.157%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx and Investment Corporation.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. As per the tape as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the tape as of xx/xx/2025, the next due date is xx/xx/2025. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.
As per the tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 4.58 years at XXXX
BWR2 has 6.08 years on the job as a foreman with xx. Additionally, BWR2 has 9 months on the job as a reservist with the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.57%. The tape shows rental income miscalculation. The revised DTI is 66.15% . Further details not provided. Lender defect. The Lender calculated BWR 2 income that was not supported by the year to date and included rental income without a history. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE for 4.58 years at xx. BWR2 has 6.08 years on the job as a foreman with xx. Additionally, BWR2 has 9 months on the job as a reservist with thexx. FICO 634, xxK equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate.

The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CK57O176SPL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.990%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	50.183%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2011	xx	Not Applicable	5.500%	xx	xx/xx/2011	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with book/page #xx in the amount of xx with xx.
There are four credit card judgments against the borrower in favor of different plaintiffs, which were recorded on different dates, in the total amount of xx.
The 1st installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2024 is due in the total amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the reason for default is unemployment.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx and the lender xx on xx/xx/2011. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.500% beginning on xx/xx/2011 and a maturity date of xx/xx/2037. The loan has been modified once since origination.	Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Connecticut license validation test."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "The note states if the index is no longer available, the note holder will choose a new index that is based upon comparable information.  The note holder will give notice of this choice."
* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Connecticut license validation test."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "The note states if the index is no longer available, the note holder will choose a new index that is based upon comparable information.  The note holder will give notice of this choice."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."	Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OFBB6N9OQD8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$2,615.90	xx	xx/xx/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	180	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Refinance	xx	xx	Streamline Refinance	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	xx	5.000%	xx	xx/xx/2020	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with instrument #xx in the amount of xx with xx, FA.
There are two junior mortgages against the subject property, which were recorded on xx/xx/2006 and xx/xx/2021 in favor of xx, a federal association, and xx in the amounts of xx and xx.
  The 1st and 2nd instalments of borough taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 3rd and 4th instalments of borough taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
  The annual instalment of utilities/MUD taxes for 2025 is delinquent in the amount of xx on xx/xx/2025, which is good through xx/xx/2025.
The annual water taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the loan documents, the loan was modified on xx/xx/2020.
According to the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan in 2017. As per the lis pendency located at Ln#xx#128, the complaint was filed on xx/xx/2017. As per the document located at Ln#xx#126,  the release of lis pendens was filed on xx/xx/2021 and recorded on xx/xx/2021.
No post-close bankruptcy record has been found.
Foreclosure Comments:According to the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan in 2017. As per the lis pendency located at Ln#xx#128, the complaint was filed on xx/xx/2017. As per the updated title report, the release of lis pendens was filed on xx/xx/2021 and recorded on xx/xx/2021.
Bankruptcy Comments:Not Applicable	The fixed-rate modification agreement was signed between the borrowers, xx, and the lender, MERS as nominee for xx, with an effective date of xx/xx/2020, and the new modified unpaid principal balance is xx. The modified monthly P&I is xx with an interest rate of 5.000% beginning on xx/xx/2020 and a maturity date of xx/xx/2030. There is a deferred balance of xx and no principal forgiven balance. The loan has been modified once since origination.	Final Truth in Lending Discl. Initial 1003_Application Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YKN5D1NPKUX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.840%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	48.118%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.000%	xx	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The modification agreement is missing from the loan file.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 7.84000%, and a maturity date of xx/xx/2034. The P&I as per payment history tape data is xx, and the rate of interest is 6.00%. There is a difference in P&I and rate of interest with respect to the note. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the subject loan is uninsured."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeds the disclosed finance charge of xx over by -xx. The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of xx exceeds the disclosed finance charge of xx over by -xx."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeds the disclosed finance charge of xx over by -xx. The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of xx exceeds the disclosed finance charge of xx over by -xx."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0K2LRTWL8CT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2025	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2010	xx	xx	2.000%	xx	xx/xx/2010	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with Instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
There is one junior mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2025 in the amount of xx with xx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx. As per the collection comments dated xx/xx/2024 and xx/xx/2025, the payments made in the months of xx/xx/2025 and xx/xx/2024 were borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx, and the deferred balance is xx.
The loan was modified on xx/xx/2010.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
According to the updated title report dated xx/xx/2025, the foreclosure was initiated in 2009. The lis pendens was filed on xx/xx/2009 and recorded on xx/xx/2009. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:According to the updated title report dated xx/xx/2025, the foreclosure was initiated in 2009. The lis pendens was filed on xx/xx/2009 and recorded on xx/xx/2009. Further details not provided.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower, xx, and lender xx with an effective date of xx/xx/2010, and the new modified unpaid principal balance is xx. The modified monthly P&I of xx with an interest rate of 5.000% starting on xx/xx/2017, which will be changed in 5 steps until the new maturity date of xx/xx/2037. The rate will change in 4 steps, which end with 5.300%. There is a deferred balance in the amount of xx. The interest-bearing principal balance is xx, and there is no principal forgiven amount.	Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan file."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan file."	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SJZHRQI22YH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.092%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	6.500%	xx	xx/xx/2016	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument # xx in the amount of xx with xx, FSB.
There is a junior mortgage against the subject property in favor of xx, NA, in the amount of xx, which was recorded on xx/xx/2007.
The first and second installments of county taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The third and fourth installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx. XXXX, on xx/xx/2016. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.500% beginning on xx/xx/2016 and a maturity date of xx/xx/2041. There are no deferred balances or principal forgiven amounts.	Credit Report Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "The credit report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."	* Missing credit report (Lvl 2) "The credit report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DTAJ3FITC9C	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	XXXX	$0.00	$0.00	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.600%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	31.472%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2009	xx	Not Applicable	4.490%	xx	xx/xx/2009	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument # xx in the amount of xx with xx
There is an active HOA lien against the subject property in favor of xx, a XXXX, which was recorded on xx/xx/2009 in the amount of xx.
There is an active state tax (XXXX) against the borrower in favor of xx, XXXX, State of Florida, which was recorded on xx/xx/2009 in the amount of xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 4.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for default is payment dispute.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2009. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.490% beginning on xx/xx/2009 and a maturity date of xx/xx/2037. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the disclosed finance charge of xx exceeds the calculated finance charge of xx by -xx. The loan failed the TILA foreclosure rescission finance charge test due to the disclosed finance charge of xx exceeds the calculated finance charge of xx by -xx."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan does not violate predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the disclosed finance charge of xx exceeds the calculated finance charge of xx by -xx. The loan failed the TILA foreclosure rescission finance charge test due to the disclosed finance charge of xx exceeds the calculated finance charge of xx by -xx."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan does not violate predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7RZG29A4WLK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.550%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	xx	38.614%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2011	xx	Not Applicable	6.000%	xx	xx/xx/2011	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument #xx in the amount of xx with xx. There is a XXXX's lien against the borrower in favor of xx, in the amount of xx, which was recorded on xx/xx/2022. There is an active DOJ lien against the subject property in favor of the xx, which was recorded on xx/xx/2021 in the amount of xx. The annual installment of county taxes for 2025 is due in the amount of xx on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the borrower has filed a claim for xx due to wind damage. The date of loss is xx/xx/2021. As per the comment dated xx/xx/2024, the loss draft check was received in the amount of xx. As per the comment dated xx/xx/2025, a claim check was received for the total amount of xx due to water damage. Further details not provided. No further information was found regarding the completion of repairs.
The loan was modified on xx/xx/2011.
As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2020; the FC is put on hold because a bankruptcy.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2021. The BK was dismissed on xx/xx/2023 and terminated on xx/xx/2023.

Foreclosure Comments:As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2020; the FC is put on hold because a bankruptcy chapter 13 plan was filed on xx/xx/2022 and confirmed on xx/xx/2022. The borrower has promised to make monthly mortgage payments of xx for 60 months to the trustee under the Chapter 13 plan. Further details not provided.
Bankruptcy Comments:
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2021. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor, XXXX, on xx/xx/2022, with the secured claim amount of xx and the arrearage amount of xx. The amended chapter 13 (Doc #2) plan was filed on xx/xx/2022 and confirmed on xx/xx/2022. The borrower has promised to make monthly mortgage payments of xx for 60 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2023 and terminated on xx/xx/2023.
																																																																																		The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2011. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2037. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing Initial 1003_Application (Lvl 2) "Initial 1003 is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Missing Initial 1003_Application (Lvl 2) "Initial 1003 is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,734.37	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U0N5XOSOT17	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	xx	7.000%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	xx	37.885%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xx in the amount of xx with MERS as nominee for xx, Bean, and xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is the borrower's income was impacted by Covid-19.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2008. The BK was discharged on xx/xx/2014 and terminated on xx/xx/2014.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2008. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor, XXXX, and XXXX on xx/xx/2009, with the secured claim amount of xx and the arrearage amount of xx. The Chapter 13 plan filed on xx/xx/2008 was confirmed on xx/xx/2009. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2014 and terminated on xx/xx/2014.	Not Applicable	HUD-1 Closing Statement	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the state of Kentucky which has unlimited assignee liability for state high cost & we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan documents. CE was tested using the fee itemization in the file."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.

The loan failed the TILA foreclosure rescission finance charge test due to calculated finance charge of xx exceeds the disclosed finance charge of xx by -xx."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.

																																																																																									The loan failed the TILA foreclosure rescission finance charge test due to calculated finance charge of xx exceeds the disclosed finance charge of xx by -xx."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QJA72WSXH7I	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2025	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	xx	7.125%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	55.552%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	4.125%	xx	xx/xx/2013	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active civil judgment against the borrower in favor of xx, L.L.C. which was recorded on xx/xx/2019 in the amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx. As per the comment dated xx/xx/2024, the payments made in the month of August 2024 are BWR payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for the default is the illness of the borrower.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2013.
As per the comment dated xx/xx/2024, the borrower was approved for a 6-month repayment plan from xx/xx/2024. Further details were not provided.
According to the updated title report dated xx/xx/2025, the foreclosure was initiated on this loan in 2012, and the notice of seizure located at xx was issued on xx/xx/2012. Further details were not provided.
 According to the PACER, the borrower filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2014. The BK was dismissed on xx/xx/2018 and terminated on xx/xx/2019.
Foreclosure Comments:According to the updated title report dated xx/xx/2025, the foreclosure was initiated on this loan in 2012, and the notice of seizure located at xx was issued on xx/xx/2012. Further details were not provided.
																																																																																	Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2014. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor XXXX on xx/xx/2014, with the secured claim amount of xx and the arrearage amount of xx. The Chapter 13 plan filed on xx/xx/2014 was confirmed on xx/xx/2014. The borrower shall pay a monthly payment of xx for 60 months. The BK was dismissed on xx/xx/2018 and terminated on xx/xx/2019.	The modification agreement was made between the borrower, "xx" and the lender, "xx," on xx/xx/2013. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.125% beginning on xx/xx/2013 and a maturity date of xx/xx/2053. There is no deferred balance and no principal forgiven amount. The loan has been modified once since origination.		xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the subject loan is uninsured."				Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S8UVV2DCAG9	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with xx, in the amount of xx with MERS as nominee for xx
There is a junior mortgage against the subject property that originated on xx/xx/2007 and was recorded on xx/xx/2007 with xx, in the amount of xx with xx.
There are two junior civil judgments against the borrower in favor of different plaintiffs, which were recorded on xx/xx/2008 and xx/xx/2009 in the amount of xx.
There are 3 state tax liens against the borrower in favor of the xx, which were recorded on different dates, in the total amount of xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional ARM rate mortgage with a P&I of xx, a rate of interest of 7.900%, and a maturity date of xx/xx/2035. The P&I as per payment history tape data is xx, and the rate of interest is 5.500%. There is a difference in P&I and rate of interest with respect to the note. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows subject loan is uninsured."	* GSE Points and Fees Test Violations (Lvl 2) "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged of xx Exceeds the fees threshold of xx by xx. Loan Origination Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx Administration Fee paid by Borrower: xx Flood Determination—Life of Loan Fee paid by borrower: xx Tax-Related Service Fee paid by Borrower: xx 1101 Settlement/Closing/Escrow Fee paid by Borrower: xx Title: Courier Fee paid by borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement is missing from the loan file."	* GSE Points and Fees Test Violations (Lvl 2) "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged of xx Exceeds the fees threshold of xx by xx. Loan Origination Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx Administration Fee paid by Borrower: xx Flood Determination—Life of Loan Fee paid by borrower: xx Tax-Related Service Fee paid by Borrower: xx 1101 Settlement/Closing/Escrow Fee paid by Borrower: xx Title: Courier Fee paid by borrower: xx"
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement is missing from the loan file."	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BP2KA9SC345	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.850%	180	xx/xx/1998	xx/xx/1998	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2008	xx	Not Applicable	5.090%	xx	xx/xx/2009	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1998 and recorded on xx/xx/1998 with instrument #xx in the amount of xx with xx
There are two junior civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2016 and xx/xx/2018 in the total amount of xx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.090%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the reason for default was excessive obligations.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
The loan was modified on xx/xx/2008.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
According to servicing comments dated xx/xx/2024, the subject property was damaged due to the roof. There is no evidence to confirm the exact cost and current status of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2008. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.090% beginning on xx/xx/2009 and a maturity date of xx/xx/2037. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed. As per the BPO report, which is located at "xx" the subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed the late fee test, as the fee charged of 10.000% exceeds the fee threshold of 5.000% over by +5.000%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xxK. The current UPB is xxK."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "ROR signed by the borrower is missing from the loan documents."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed the late fee test, as the fee charged of 10.000% exceeds the fee threshold of 5.000% over by +5.000%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value at xxK. The current UPB is xxK."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JI9PYN88FLQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.800%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xx in the amount of xx with MERS as nominee for xx
There is one junior hospital lien against the borrower in favor of xx, which was recorded on xx/xx/2011 in the amount of xx.
For Parcel # xx-000
The 1st and 2nd installments of county taxes for 2024 have been paid in the amounts of xx and xx on xx/xx/2025 and xx/xx/2025.
For Parcel # xx-000
The 1st and 2nd installments of county taxes for 2024 have been paid in the amounts of xx and xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 8.800%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comments dated xx/xx/2025, the reason for the default is excessive obligations.
As per the servicing comments dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of xx exceeds the disclosed finance charge of xx by -xx."
* Missing Appraisal (Lvl 2)     "The appraisal is missing from the loan document."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of xx exceeds the disclosed finance charge of xx by -xx."
* Missing Appraisal (Lvl 2)     "The appraisal is missing from the loan document."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QYNC6ENZYA0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.250%	13	xx/xx/2007	xx/xx/2007	Conventional	ARM	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	6.250%	xx	xx/xx/2017	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument # xx in the amount of xx with xx.
There is a junior mortgage against the subject property in favor of xx, which was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument # xx for the amount of xx.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.250%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
The loan was modified on xx/xx/2017.
As per tape data, the subject property occupancy is stated as an investment property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2017. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.25% beginning on xx/xx/2017 and a maturity date of xx/xx/2032. There is no deferred balance and principal forgiven amount.	HUD-1 Closing Statement	xx	4: Unacceptable	* Business Purpose Affidavit is missing (Lvl 4) "Business purpose affidavit signed by the borrower is missing from the loan documents."
* Private Mortgage Insurance is not active (Lvl 4) "Tape shows subject loan is uninsured."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan is a business purpose loan."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CEH9C9AFLS3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	xx	Unavailable	Dismissal	Chapter 13	xx	Unavailable	Unavailable	xx	Not Applicable	Unavailable	7.000%	360	xx/xx/1997	xx/xx/1997	HELOC	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	7.000%	xx	xx/xx/2021	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1997 and recorded on xx/xx/1997 with Book/Page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of Borough taxes for 2026 were paid in the total amount of xx on different dates.
The 4th installment of Borough taxes for 2026 is due in the amount of xx on xx/xx/2026.
The annual installment of water charges for 2025 is delinquent in the amount of xx and good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the occupancy of the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
As per the review of the updated title report dated xx/xx/2025, the multiple foreclosures have been initiated on the loan. The first foreclosure has been initiated in 2001 with case 2071/2001. The second foreclosure was initiated in 2002 with case 1178/2002 the foreclosure has been cancelled and the release of lis pendens recorded on xx/xx/2002. And the last foreclosure initiated in 2002 with case xx which was cancelled on xx/xx/2006 and release of lis pendens recorded on xx/xx/2006. No further details are provided.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2003. The BK was discharged on xx/xx/2008 and terminated on xx/xx/2009.
Foreclosure Comments:As per the review of the updated title report dated xx/xx/2025, the multiple foreclosures have been initiated on the loan. The first foreclosure has been initiated in 2001 with case xx. The second foreclosure was initiated in 2002 with case xx the foreclosure has been cancelled and the release of lis pendens recorded on xx/xx/2002. And the last foreclosure initiated in 2002 with case xx which was cancelled on xx/xx/2006 and release of lis pendens recorded on xx/xx/2006. No further details are provided.
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2003. The BK was discharged on xx/xx/2008 and terminated on xx/xx/2009.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.00% beginning on xx/xx/2021 and a maturity date of xx/xx/2027. There is no deferred balance and no principal forgiven amount.	Initial 1003_Application Missing or error on the Rate Lock	xx	4: Unacceptable	* Unable to run Compliance Testing (Lvl 4) "The subject loan is a HELOC. Points and fees are not provided in the loan file; therefore, the Compliance Ease was not tested."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows junior lien. The updated title report, xx/xx/2025, does not show any lien against the subject property."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at "xx"shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx"."	* Missing Initial 1003_Application (Lvl 2) "Initial 1003 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Missing Initial 1003_Application (Lvl 2) "Initial 1003 is missing from the loan file."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L682SM3X6UT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	No	Not Applicable	Second	$0.00	$0.00	xx/xx/2025	Unavailable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	xx	11.600%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Unavailable	xx/xx/2014	xx	xx	5.500%	xx	xx/xx/2014	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active real estate tax lien against the subject property in favor of the xx, which was recorded on xx/xx/2017 in the amount of xx.
The 1st and 2nd installments of town taxes for 2026 have been paid in the total amount of xx.
The 4th installment of town taxes for 2025 was overpaid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is the payment dispute.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2014.
According to the PACER, the borrower filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2018. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.
As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2013; the FC is put on hold because a bankruptcy chapter 13 plan was filed on xx/xx/2018. Further details not provided.

BWR1 does not have any employment history.
Foreclosure Comments:As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2013; the FC is put on hold because a bankruptcy chapter 13 plan was filed on xx/xx/2018. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2018. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor xx, as Indenture Trustee on behalf of and with respect to xx, on xx/xx/2018, with the secured claim amount of xx and the arrearage amount of xx. The Chapter 13 plan was confirmed on xx/xx/2023. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2014. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.500% beginning on xx/xx/2014 and a maturity date of xx/xx/2044. There is a deferred balance of xx, and there is no principal forgiven amount. The loan has been modified twice since origination.	Initial 1003_Application Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows subject loan is uninsured."	* Missing Initial 1003_Application (Lvl 2) "Initial 1003 signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan documents."	* Missing Initial 1003_Application (Lvl 2) "Initial 1003 signed by loan originator is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan documents."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A1QN1ANZMZT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,891.20	xx	10.990%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	xx	6.940%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with Book 18531 Page 56 in the amount of xx with xx
There are 4 active municipal liens against the subject property in favor of xx, Maryland, which were recorded on xx/xx/2017 in the total amount of xx.
There are 2 UCC financial statements against the borrower in favor of xx, which were recorded on xx/xx/2023 and xx/xx/2023.
There are 3 civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2013, xx/xx/2021, and xx/xx/2025, in the total amount of xx.
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The 1st installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2026 is due in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.940%. The current UPB reflected as per the payment history is xx. The subject loan was modified in xx/xx/2024 and the deferred balance is in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx, and the deferred amount is xx. The monthly P&I is xx with an interest rate of 6.940% beginning on xx/xx/2024 and a maturity date of xx/xx/2054. There is no principal forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "The final truth in lending is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value at xxK. The current UPB is xxK."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "The final truth in lending is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. xxx search shows an estimated value at xxK. The current UPB is xxK."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7HL4XW33NKW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2025	Unavailable	Not Applicable	Unavailable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	xx	5.500%	360	xx/xx/2008	xx/xx/2008	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2014	xx	xx	4.875%	xx	xx/xx/2014	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2009 with instrument #xx in the amount of xx with MERS as nominee for xx, FSB.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The water/sewer charges for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 4.875%. The current UPB is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the borrower's income was impacted by Covid-19.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the reason for default is illness of the borrower.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2014.
As per the notice of lis pendens, which is located at "xx" the foreclosure was initiated on the loan in 2010, and the complaint was filed on xx/xx/2010 by xx. Further details not provided.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2024. The BK case was converted from chapter 7 to chapter 13 on xx/xx/2024. The BK is still active.
Foreclosure Comments:As per the notice of lis pendens, which is located at "xx" the foreclosure was initiated on the loan in 2010, and the complaint was filed on xx/xx/2010 by xx. Further details not provided.

Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2024. The BK case was converted from chapter 7 to chapter 13 on xx/xx/2024. Schedule D of the voluntary petition does not reflect the subject collateral value and the subject claim details. The POC was filed by the creditor xx, with the secured claim amount of xx and the arrearage amount of xx. The debtor shall pay to the trustee xx for 4 months and xx for 56 months. The chapter 13 plan filed on xx/xx/2024 was confirmed on xx/xx/2025. There is no comment indicating a cramdown. The BK is still active.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2014. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.875% beginning on xx/xx/2014 and a maturity date of xx/xx/2054. The interest bearing amount is xx, the deferred balance of xx and no principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject loan is uninsured."
* MI, FHA or MIC missing and required (Lvl 4) "FHA mortgage insurance certificate is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeds the disclosed finance charge of xx by -xx. The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of xx exceeds the disclosed finance charge of xx by -xx. The loan failed the TILA APR test due to calculated APR of 6.158% exceeds the APR threshold of 5.997% by -0.161%."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeds the disclosed finance charge of xx by -xx. The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of xx exceeds the disclosed finance charge of xx by -xx. The loan failed the TILA APR test due to calculated APR of 6.158% exceeds the APR threshold of 5.997% by -0.161%."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V9BX6L44CJP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.750%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	xx/xx/2017	xx	Not Applicable	5.500%	xx	xx/xx/2017	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002 with book/page #xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/1997 and recorded on xx/xx/1998 in the amount of xx with book/page #xx .
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is payment dispute.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2017.
The foreclosure was initiated on the loan in 2022, and the lis pendens located at Ln#xx#64 was filed on xx/xx/2022 with the case #xx. As per the notice of default located at Ln#xx#76, the foreclosure sale was scheduled for xx/xx/2022. Further details are not available.
No post-close bankruptcy record has been found.

Foreclosure Comments:The foreclosure was initiated on the loan in 2022, and the lis pendens located at Ln#xx#64 was filed on xx/xx/2022 with the case #xx. As per the notice of default located at Ln#xx#76, the foreclosure sale was scheduled for xx/xx/2022. Further details are not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx. Bank National Association, as Indenture Trustee on behalf of and with respect to xx, and the new modified unpaid principal balance is xx. The modified monthly P&I is xx with an interest rate of 5.50% starting on xx/xx/2017, which will be changed in 2 steps until the new maturity date of xx/xx/2055. The rate will change in 2 steps, which end with 5.50%. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Release of mortgage (Lvl 4) "According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002. As per the partial release of the subject mortgage located at Ln#xx#79, recorded on xx/xx/2022, the subject mortgage has been partially paid, and a portion of the property has been released. Further details not provided."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xxx search shows an estimated value of xxK. Current UPB is xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2132D71QJ8L	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	xx	8.900%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	4.610%	xx	xx/xx/2023	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xx in the amount of xx with MERS as nominee for xx, INC.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The annual combined taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.610%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2017. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2017. Schedule D of the amended voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor, xx, on xx/xx/2017, with the secured claim amount of xx and the arrearage amount of xx. The Chapter 13 plan filed on xx/xx/2017 was confirmed on xx/xx/2017. The borrower has promised to make monthly mortgage payments for 60 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.	The step modification agreement was signed between the borrower, xx, and lender, xx, with an effective date of xx/xx/2023, and the new modified unpaid principal balance is xx. The modified monthly P&I of xx with an interest rate of 4.610% starting on xx/xx/2023, which will be changed in 4 steps until the new maturity date of xx/xx/2063. The rate will change in 4 steps, which end with 7.610%. There is no deferred balance and principal forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. xxx search shows an estimated value of xxK. Current UPB is xxK."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RJV3YSQQ7VW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No	xx	Not Applicable	xx	8.000%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.873%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	xx	2.000%	xx	xx/xx/2013	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument # xx in the amount of xx with MERS as nominee for xx
There are 2 junior mortgages against the subject property. The first junior mortgage against the subject property in favor of xx, in the amount of xx, which originated on xx/xx/2006 and was recorded on xx/xx/2006 with instrument # xx, and the second junior mortgage against the subject property in favor of xx, and XXXX. in the amount of xx, originated on xx/xx/2019 and was recorded on xx/xx/2019 with instrument # xx
There is an active Code Enforcement lien against the subject property in favor of the xx, which was recorded on xx/xx/2018 in the amount of xx.
The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.000%. The current UPB, reflected as per the payment history, is xx. As per tape data, the deferred balance is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is xx.
As per the comment dated xx/xx/2025, the reason for default is reduction in income.
No foreclosure activity has been found.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2013. The bankruptcy was dismissed on xx/xx/2013.
The loan was modified on xx/xx/2013.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2013. The voluntary petition was filed on xx/xx/2013. The bankruptcy was dismissed on xx/xx/2013.	The step modification agreement was made between the borrower, xx, and lender, xx, with an effective date of xx/xx/2013, and the unpaid principal balance is xx, out of which xx has been forgiven. The modified UPB is xx, out of which xx has been deferred. The interest-bearing amount is xx. The modified monthly P&I of xx with an interest rate of 2.000% starting on xx/xx/2013, which will be changed in 6 steps until the new maturity date of xx/xx/2053. The rate will change in 6 steps, which end with 7.000%.	Missing or error on the Rate Lock	xx	3: Curable		* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L1QNUM3008C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	15.492%	120	xx/xx/2000	xx/xx/2000	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	xx/xx/2025	xx	Not Applicable	6.750%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument # xx in the amount of xx with MERS nominee for xx
There is an active junior mortgage against the subject property in favor of xx in the amount of xx, which originated on xx/xx/2006 and was recorded on xx/xx/2006 with the instrument #xx
The combined annual taxes for 2025 have been paid in the total amount of xx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.750%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is unemployment.
The loan was modified on xx/xx/2025.
As per the comment dated xx/xx/2024, the borrower’s income has been impacted due to the Covid-19.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No foreclosure activity has been found.
According to the PACER, the borrower filed for bankruptcy under Chapter 7 with the case # xx on xx/xx/2025. The bankruptcy was discharged on xx/xx/2025 and terminated on xx/xx/2025.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx XXXX, filed for bankruptcy under Chapter 7 with the case #xx on xx/xx/2025. As per voluntary petition schedule D (Doc# 1), the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The bankruptcy was discharged on xx/xx/2025 and terminated on xx/xx/2025.	The fixed-rate modification agreement was signed between the borrowers, xx, aka xx, and the lender, MERS as nominee for xx, with an effective date of xx/xx/2025, and the new modified unpaid principal balance is xx. The modified monthly P&I is xx with an interest rate of 6.750% beginning on xx/xx/2025 and a maturity date of xx/xx/2030. There are no deferred balance and principal forgiven balance.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Right of Rescission	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per the appraisal report, which is located at xx, the subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents."	* Appraisal dated after closing (Lvl 2) "Appraisal date after closing date."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan documents."	* Appraisal dated after closing (Lvl 2) "Appraisal date after closing date."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GYKZMAJJMAP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2008	xx/xx/2008	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	6.750%	xx	xx/xx/2017	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument #xx in the amount of xx with xx
There is an active prior mortgage against the subject property originated on xx/xx/2003 and recorded on xx/xx/2003 in the amount of xx with xx.
There is a junior mortgage against the subject property originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx with xx, a New York not-for-profit corporation.
There is an active sidewalk lien against the subject property in favor of the xx, which was recorded on xx/xx/2023 in the amount of xx.
The 1st and 2nd installments of borough taxes for 2026 were paid.
The 3rd and 4th installments of borough taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2017.
According to the updated title report dated xx/xx/2025, the FC was initiated in 2016, and the notice of lis pendens, located at xx, was filed on xx/xx/2016. The stipulation to cancel the lis pendens is located at xx, and states that the lis pendens was canceled on xx/xx/2018.
No post-close bankruptcy record has been found.
Foreclosure Comments:According to the updated title report dated xx/xx/2025, the foreclosure was initiated on this loan in 2010 and 2016, and the notice of lis pendens, located at xx was filed on xx/xx/2010. Further FC details are not provided. The FC was reinitiated in 2016, and the notice of lis pendens, located at xx was filed on xx/xx/2016. The stipulation to cancel the lis pendens is located at xx, and states that the lis pendens was canceled on xx/xx/2018.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx. on xx/xx/2017. As per the modified term, the new principal balance is xx, out of which xx is the interest-bearing amount, and the deferred amount is xx. The monthly P&I is xx with an interest rate of 6.750% beginning on xx/xx/2017 and a maturity date of xx/xx/2038. There is no deferred balance and no principal forgiven amount.	HUD-1 Closing Statement Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject loan is uninsured." * MI, FHA or MIC missing and required (Lvl 4) "FHA MIC is missing from the loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan documents. CE tested with the itemization of fees."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C7HMEUCXSO6	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.870%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	No	No	xx	Not Applicable	47.441%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xx on xx/xx/2025 and on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.87%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is marital problems.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the subject property needs repairs. The nature of the damage is not available. Unable to determine the estimated cost of repairs and the current status of repairs. Subsequent comments do not show damage.
As per the comment dated xx/xx/2024, the loan was active in foreclosure, and the sale was scheduled for xx/xx/2017. As per the comment dated xx/xx/2024, the foreclosure was closed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the loan was active in foreclosure, and the sale was scheduled for xx/xx/2017. As per the comment dated xx/xx/2024, the foreclosure was closed.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TILA foreclosure rescission finance charge test. Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TILA foreclosure rescission finance charge test. Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N6VLN52HGZ9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a UCC finance statement against the subject property in favor of xx, which was recorded on xx/xx/2022.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx and the deferred amount is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred amount is xx.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2007 with a P&I of xx, a rate of interest of 6.87500%, and a maturity date of xx/xx/2037. The current P&I, as per the latest payment history as of xx/xx/2025, is xx, and the rate of interest is 4.000%. There is a difference in P&I and rate of interest with respect to the note. The tape data shows the maturity date has been extended to xx/xx/2053. The modification agreement is missing from the loan file.	Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Note Origination Appraisal	xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is not available in the loan file. The loan was modified, and it is missing from the loan file."
* Private Mortgage Insurance is not active (Lvl 4) "The tape shows the subject loan is not insured."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value of xxK. Current UPB is xxK."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GOC8FCPB72E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,080.00	xx	6.000%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	xx	xx	79.084%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	Not Applicable	4.875%	xx	xx/xx/2010	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2008 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 3rd and 4th installments of combined taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is reduction in income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers, xx, and the lender, xx, on xx/xx/2010, and the new modified unpaid principal balance is xx. The modified monthly P&I of xx with an interest rate of 2.000% starting on xx/xx/2010, which will be changed in 4 steps until the new maturity date of xx/xx/2037. The rate will change in 4 steps, which end with 4.875%. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing. Consider the estimated HUD to run the CE."	* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan file. XXXX search shows an estimated amount of xxK; the current UPB is xxK."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement is missing from the loan file."	* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan file. xx search shows an estimated amount of xxK; the current UPB is xxK."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan file."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement is missing from the loan file."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XQM53P6X73L	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.250%	360	xx/xx/2009	xx/xx/2009	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument # xx in the amount of xx with xx
There is an active code enforcement lien against the subject property in favor of xx, XXXX, City of xx, which was recorded on xx/xx/2019. The code enforcement lien against the subject property, which was renewed in favor of the xx on xx/xx/2020 and which was re-recorded on xx/xx/2020, is in the amount of xx.
There is a state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2019 in the amount of xx.
The first installment of county taxes for xx has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for xx is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2016. Schedules are not included in voluntary petitions. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2016 and terminated on xx/xx/2016.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2016. Schedules are not included in voluntary petitions. The BK was dismissed on xx/xx/2016 and terminated on xx/xx/2016.	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeds the disclosed finance charge of xx by -xx. The loan failed the TILA APR test due to the APR calculated at 4.671%, which exceeds the disclosed APR of 5.504% by 0.833%."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxM. Current UPB is xxK."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeds the disclosed finance charge of xx by -xx. The loan failed the TILA APR test due to the APR calculated at 4.671%, which exceeds the disclosed APR of 5.504% by 0.833%."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xxx search shows an estimated value of xxM. Current UPB is xxK."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7WI2K2PKK32	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx, Inc.
No active judgments or liens have been found.
The first installment of 2025 taxes for the county has been paid in the amount of xx on xx/xx/2025.
The second installment of 2025 taxes for the county is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Initial Escrow Acct Disclosure Origination Appraisal	xx	4: Unacceptable	* Business Purpose Affidavit is missing (Lvl 4) "Business purpose affidavit signed by the borrower is missing from the loan documents."
* Guideline is missing (Lvl 4)     "The loan program guideline is missing from the loan documents."
* Lease Agreement is missing (Lvl 4)     "The lease agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 4) "Loan approval is missing from the loan documents."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD is missing from the loan documents."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98F000ZB9AL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.725%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	7.125%	xx	xx/xx/2021	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument # xx in the amount of xx with MERS as nominee for xx
There are two civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2008 and xx/xx/2017 in the total amount of xx.
The first and second installments of city taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.125% beginning on xx/xx/2021 and a maturity date of xx/xx/2049. There are no deferred balance and principal forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "The tape shows the subject loan is not insured."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in Massachusetts, which has unlimited assignee liability for high state costs, and the final HUD-1 is missing to test the compliance."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "The final truth in lending is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "The final truth in lending is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value of xxK. Current UPB is xxK."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FBE3KOS90FT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No	xx	Not Applicable	xx	12.490%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	7.000%	xx	xx/xx/2019	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xx in the amount of xx with xx
There is a prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2005 in the amount of xx.
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the modification agreement, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2016. The BK was discharged on xx/xx/2022 and terminated on xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2016. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor, RTE-1, LLC, on xx/xx/2016, with the secured claim amount of xx and the arrearage amount of xx. The amended chapter 13 plan filed on xx/xx/2016 was confirmed on xx/xx/2016. The borrower has promised to make monthly payments of xx for 1 month, xx for 7 months, and xx for 25 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2022 and terminated on xx/xx/2022.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2019. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.000% beginning on xx/xx/2019 and a maturity date of xx/xx/2058. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination. This modification document is not signed by the borrower and lender.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Missing or error on the Rate Lock Note Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Guideline is missing (Lvl 4) "The subject is a manually underwritten loan. Reaching out to the seller for the guidelines."
* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the subject loan is uninsured."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents."
* Note is missing or unexecuted (Lvl 3) "The original note is missing. The lost note affidavit is not available in the loan file. The loan was modified on xx/xx/2019."	* Final TIL Missing or Not Executed (Lvl 2) "The final truth in lending is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "The final truth in lending is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xxx search shows an estimated value at xxK. Current UPB is xxK."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2BFLW5MU1KH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2002	xx/xx/2002	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2002	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	8.875%	xx	xx/xx/2025	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2003 with instrument # xx in the amount of xx with MERS as nominee for xx.
There are four active water/sewer liens against the subject property in favor of the xx, a municipal corporation existing under the laws of the State of Illinois, which were recorded on different dates in the total amount of xx.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2025, the subject property is vacant.
As per the tape, the loan was modified on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment, the foreclosure was initiated on the loan. Unable to determine the complaint filed date. As per the comment dated xx/xx/2025, the foreclosure was placed on hold due to modification. No further details have been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the collection comment, the foreclosure was initiated on the loan. Unable to determine the complaint filed date. As per the comment dated xx/xx/2025, the foreclosure was placed on hold due to modification. No further details have been found.
																																																																																	Bankruptcy Comments:Not Applicable	This is an FHA fixed-rate mortgage with a P&I of xx, a rate of interest of 6.50000%, and a maturity date of xx/xx/2033. The P&I as per PH is xx, and the rate of interest is 8.875%. There is a difference in P&I and rate of interest with respect to the note. As per the tape, the loan was modified on xx/xx/2025. The modification agreement is missing from the loan file.	Credit Report	xx	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit report is missing from the loan file."	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YL53BVCO5LQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	xx	9.500%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	6.290%	xx	xx/xx/2020	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx, in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.290%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comments dated xx/xx/2024, the subject property was damaged, and the borrower received a loss draft check in the amount of xx on xx/xx/2024. No comment indicating the completion of repairs has been found. Subsequent CCs do not show damages.
As per the comment on xx/xx/2024, there is a payment dispute. Further details are not provided.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
According to the PACER, the borrower filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2016. The BK was dismissed on xx/xx/2016 and terminated on xx/xx/2016.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2016. The schedules of the voluntary petition were not filed by the borrower. The POC was not filed by the creditor. The BK was dismissed on xx/xx/2016 and terminated on xx/xx/2016.	The step modification agreement was made between the borrowers, xx, and lender xx, on xx/xx/2020. As per the modified term, the new modified unpaid principal balance is xx. The monthly P&I is xx with an interest rate of 5.290% starting on xx/xx/2020, which will be changed in 05 steps until the new maturity date of xx/xx/2043. The rate will change in 05 steps, which end with 9.312%. The borrower is making payments as per the 2nd step with P&I of xx and an interest rate of 6.290%. There is no deferred balance and no principal forgiven amount.
Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL document is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. XXXX shows the estimated value at xx & the current UPB is xxK."
* Missing credit report (Lvl 2) "The credit report is missing from the loan document."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL document is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan documents. xx shows the estimated value at xx & the current UPB is xxK."
																																																																																									* Missing credit report (Lvl 2) "The credit report is missing from the loan document."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9USHN60V255	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Unavailable	No	Unavailable	Chapter 13	xx	Unavailable	No	xx	$1,019.33	xx	5.500%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	49.703%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	2.000%	xx	xx/xx/2018	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is one junior mortgage against the subject property, which originated on xx/xx/2006 and was recorded on xx/xx/2006 with instrument #xx in the amount of xx with xx, National Association.
There is a certificate of sale for an unpaid sewer charge for the year 2023 found against the subject property in favor of "xx," which was recorded on xx/xx/2025 in the amount of xx.
There are two child support liens against the borrower in favor of the xx, xx. which were recorded on xx/xx/2007 and xx/xx/2024 in the total amount of xx.
There are two prior XXXXs liens against the borrower in favor of xx. XXXX, which were recorded on xx/xx/2005 in the total amount of xx.
The 1st, 2nd, 3rd, and 4th installments of city taxes for 2025 are paid in the total amount of xx on different dates.
The 1st and 2nd installments of city taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The 1st and 2nd installments of utilities/mud taxes for 2024 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The 1st and 2nd installments of utility/mud charges for 2025 have been delinquent in the total amount of xx.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the reason for default is service transfer.
 As per the comment dated xx/xx/2024, the subject property is tenant occupied.
 According to the title report dated xx/xx/2025, the foreclosure was initiated in 2016. The lis pendens was located at xx PG#48, which was filed on xx/xx/2016 and recorded on xx/xx/2016.
The borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2017. The BK was discharged on xx/xx/2022.

Foreclosure Comments:According to the title report dated xx/xx/2025, the foreclosure was initiated in 2016. The lis pendens was located at xx PG#48, which was filed on xx/xx/2016 and recorded on xx/xx/2016. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2017. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor, Astoria Bank, on xx/xx/2017, with the secured claim amount of xx and the arrearage amount of xx. The chapter 13 plan filed on xx/xx/2017 was confirmed on xx/xx/2017. The debtor shall pay xx for 60 months. The BK was discharged on xx/xx/2022.	The ARM modification agreement was made between the borrower and the lender on xx/xx/2018. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 2.00% beginning on xx/xx/2023 and a maturity date of xx/xx/2058. As per mod terms, the interest will be charged at a fixed rate for 60 months until March 2023. After xx/xx/2023, the interest rate will be changed as per the original ARM note. There are no deferred balances or principal forgiven amounts.	Final Truth in Lending Discl. Initial 1003_Application Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the subject loan is uninsured."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HHQF7M9R023	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	xx	No	Unavailable	Chapter 13	xx	Unavailable	No	xx	Not Applicable	xx	6.250%	360	xx/xx/2008	xx/xx/2008	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.741%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	6.000%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument # xx in the amount of xx with xx.A.
There are two state tax warrants (warrant # xx) against the borrower in favor of the xx. of Revenue, which were recorded on xx/xx/2024 and xx/xx/2024 in the total amount of xx.
 The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the RFD is curtailment of income.
As per the servicing comment dated xx/xx/2024, the borrower’s income was impacted due to Covid-19.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided.
As per the UT dated xx/xx/2025, the FC was initiated in 2017. The FC was initiated by filing the notice of lis pendens located at "xx" and recorded on xx/xx/2017. As per the release of lis pendens located at "xx" the foreclosure was canceled on xx/xx/2021.
According to the PACER, the borrower, xx, filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017. The BK was discharged on xx/xx/2022 and terminated on xx/xx/2022.
The loan was modified on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
BWR has 4 years on the job as a medical/director with xx

Foreclosure Comments:As per the UT dated xx/xx/2025, the FC was initiated in 2017. The FC was initiated by filing the notice of lis pendens located at "xx" and recorded on xx/xx/2017. As per the release of lis pendens located at "xx" the foreclosure was canceled on xx/xx/2021.

Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor, XXXX, not in its individual capacity, solely as trustee for XXXX, on xx/xx/2018 with the secured claim amount of xx and the arrearage amount of xx. The chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2021. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2022 and terminated on xx/xx/2022.	The modification agreement was made between the borrower, xx, and the lender,XXXX, on xx/xx/2025. As per the modified term, the new principal balance is xx. The interest-bearing amount is xx, and the principal forgiven amount is xx. The monthly P&I is xx with an interest rate of 6.000% beginning on xx/xx/2025 and a maturity date of xx/xx/2055.	Missing or error on the Rate Lock Right of Rescission	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows subject loan is uninsured."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx.

Loan failed TILA APR test due to APR calculated 5.631% exceeds APR threshold 6.327% under disclosed by -0.696%."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx.

Loan failed TILA APR test due to APR calculated 5.631% exceeds APR threshold 6.327% under disclosed by -0.696%."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan file."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OZP61XFNN5M	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	xx	6.250%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.750%	xx	xx/xx/2021	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2014. The BK was dismissed on xx/xx/2014 and terminated on xx/xx/2014.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2014. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor, Seterus Inc. on xx/xx/2014, with the secured claim amount of xx and the arrearage amount of xx. The amended Chapter 13 plan filed on xx/xx/2014 and confirmed on xx/xx/2014. The borrower has promised to make monthly payment of xx for 60 months to the trustee under the chapter 13 plan. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2014 and terminated on xx/xx/2014.	The modification agreement was made between the borrower and the lender on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.750% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount.	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to calculated finance charge of xx exceeds the disclosed finance charge of xx variance by -xx."
* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to calculated finance charge of xx exceeds the disclosed finance charge of xx variance by -xx."
																																																																																									* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MARQPK0PQY5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2005	xx/xx/2005	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	xx	5.000%	xx	xx/xx/2020	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument #xx in the amount of xx with xx.
There is an active junior mortgage against the subject property in favor of xx ("xx") in the amount of xx, which originated on xx/xx/2020 and was recorded on xx/xx/2020 with the instrument #xx
There is an active ECB lien against the subject property in favor of the xx, which was recorded on xx/xx/2018 in the amount of xx.
There are 2 code enforcement liens against the subject property in favor of the xx, which were recorded on xx/xx/2007. The amount of the lien is not provided.
There is an active state tax warrant against the borrower in favor of the xx, which was recorded on xx/xx/2025 with warrant ID xx in the amount of xx.
There are 16 civil judgments against the borrower in favor of different plaintiffs, which were recorded on different dates, in the total amount of xx.
The first and second installments of combined taxes for 2026 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The third and fourth installments of combined taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan was modified on xx/xx/2020.
The foreclosure was initiated on the loan in 2013. The notice of lis pendens is located at xx, which was filed on xx/xx/2013. The final judgment located at xx, was entered on xx/xx/2015. Further details not provided.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner- occupied.
Foreclosure Comments:The foreclosure was initiated on the loan in 2013. The notice of lis pendens is located at xx, which was filed on xx/xx/2013. The final judgment located at xx, was entered on xx/xx/2015. Further details not provided.

Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2020. As per the modified term, the new principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The monthly P&I is xx with an interest rate of 5.000% beginning on xx/xx/2020 and a maturity date of xx/xx/2059. There is no principal forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the fee itemization in the file."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA APR test due to final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2) "Credit report is missing from loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA APR test due to final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																									* Missing credit report (Lvl 2) "Credit report is missing from loan documents."	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R2PEZMZ3G76	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2008	xx/xx/2008	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.252%	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	5.125%	xx	xx/xx/2017	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument #xx in the amount of xx with xx.A. There is one junior partial claim mortgage against the subject property originated on xx/xx/2013 in favor of the xx in the amount of xx, which was recorded on xx/xx/2014. There is one junior mortgage against the subject property originated on xx/xx/2017 and was recorded on xx/xx/2021 in the amount of xx with xx. There are 4 junior civil judgments against the borrower in favor of different plaintiffs, which were recorded on different dates, in the total amount of xx. There is an ECB lien against the subject property in favor of the xx, which was recorded on xx/xx/2025 in the amount of xx. The 1st and 2nd installments of combined taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025. The 3rd and 4th installments of combined taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026. The annual utilities/MUD charges for 2025 have been delinquent in the amount of xx, which are good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. As per the comment dated xx/xx/2025, the reason for default is the death of a family member. As per the comment dated xx/xx/2025, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. The loan was modified on xx/xx/2017. According to the updated title report dated xx/xx/2025, the foreclosure was initiated on this loan in 2015, and the notice of lis pendens, located at xx, was filed on xx/xx/2015. The cancellation of lis pendens located at xx, states that the notice of pendency was canceled on xx/xx/2018. Further details were not provided. No post-close bankruptcy record has been found.
Foreclosure Comments:According to the updated title report dated xx/xx/2025, the foreclosure was initiated on this loan in 2015, and the notice of lis pendens, located at xx, was filed on xx/xx/2015. The cancellation of lis pendens located at xx, states that the notice of pendency was canceled on xx/xx/2018. Further details were not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2017. As per the modified term, the new principal balance is xx, out of which xx is the interest-bearing amount, and the deferred amount is xx. The monthly P&I is xx with an interest rate of 5.125% beginning on xx/xx/2017 and a maturity date of xx/xx/2041. The loan has been modified twice since origination.	Credit Report Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject loan is uninsured."
* Guideline is missing (Lvl 4) "The subject is a manually underwritten loan. Reaching out to the seller for the guidelines."	* Missing credit report (Lvl 2) "The credit report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing credit report (Lvl 2) "The credit report is missing from the loan file."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VO6YUEUGAEO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Unavailable	No	Unavailable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	xx	3.000%	360	xx/xx/2011	xx/xx/2011	FHA	ARM	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx/xx/2011	xx	Primary	Yes	Yes	No	xx	xx	47.886%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	3.000%	xx	xx/xx/2017	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2011 and recorded on xx/xx/2011 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is an active junior mortgage against the subject property, which was originated on xx/xx/2017 with instrument # xx and recorded on xx/xx/2018 in the amount of xx with xx.
There is a junior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2019.
There is an active ECB lien against the subject property in favor of the xx, which was recorded on xx/xx/2018 in the amount of xx.
There are 2 junior civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2025 in the total amount of xx.
The first and second installments of borough taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The third installment of borough taxes for 2026 is due in the amount of xx on xx/xx/2026.
The annual installment of borough taxes for 2026 is due in the amount of xx on xx/xx/2026.
The annual installment of utility charges for 2025 has been delinquent in the amount of xx, which is satisfactory through xx/xx/2025.
The annual installment of water charges for 2025 has been delinquent in the amount of xx, which is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Unable to determine the RFD.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
According to the updated title report dated xx/xx/2025, the lis pendens located at "xx" was filed on xx/xx/2014 and recorded on xx/xx/2014. And the lis pendens was cancelled on xx/xx/2022. Further details not found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 07 with the case # xx on xx/xx/2019. The BK was discharged on xx/xx/2020 and terminated on xx/xx/2020.

Foreclosure Comments:According to the updated title report dated xx/xx/2025, the lis pendens located at "xx" was filed on xx/xx/2014 and recorded on xx/xx/2014. And the lis pendens was cancelled on xx/xx/2022. Further details not found.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 07 with the case # xx on xx/xx/2019. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. There is no comment indicating a cram down. The BK was discharged on xx/xx/2020 and terminated on xx/xx/2020.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2017. The deferred balance is xx, and the interest-bearing balance is xx. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.00% beginning on xx/xx/2017 and a maturity date of xx/xx/2041.	Final Truth in Lending Discl. Good Faith Estimate Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Bankruptcy History does not meet guidelines (Lvl 3) "According to the PACER, the borrower, xx, filed bankruptcy under Chapter 07 with the case # xx on xx/xx/2019. Schedule D of the voluntary petition shows a handwritten address, and without deducting the value of the collateral, the value of the collateral is the unsecured portion sections."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the New York subprime home loan initial GFE disclosure date validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the New York subprime home loan initial GFE disclosure date validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BF23VXOM5QF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2025	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Unavailable	xx	Not Applicable	xx	5.750%	360	xx/xx/2002	xx/xx/2002	FHA	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.356%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	xx	5.000%	xx	xx/xx/2020	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002 with Book/Page# xx in the amount of xx with xx.
There is a junior enforcement mortgage against the subject property originated on xx/xx/2020 in favor of the xx in the amount of xx, which was recorded on xx/xx/2021.
There are 4 ECB liens against the subject property in favor of the xx, which were recorded on different dates, in the total amount of xx.
There are 2 state tax warrants against the borrower in favor of the xx. of State, which were recorded on xx/xx/2018 and xx/xx/2023 with warrant IDs xx in the amount of xx.
There is an active code enforcement lien against the subject property in favor of the xx. of Buildings, which was recorded on xx/xx/2018.
There is a sidewalk lien against the subject property in favor of the xx. of Transportation, which was recorded on xx/xx/2018. The amount of the lien is not mentioned in the supporting document.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2013 in the amount of xx.
The 1st and 2nd installments of borough taxes for 2026 were paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The 3rd and 4th installments of borough taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
The annual utility/MUD charges for 2025 are delinquent in the total amount of xx, which was due on xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 8 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is foreclosure.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 8 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, there is a payment dispute.
As per the comment dated xx/xx/2025, the trial plan was approved for 3 months from xx/xx/2025 to xx/xx/2026. As per the comment dated xx/xx/2025, the trial MOD was cancelled.
As per the servicing comment dated xx/xx/2025, the litigation matter has been found. Unable to determine the reason for the litigation. No comment has been found that states the litigation has been resolved.
The loan was previously modified on xx/xx/2020.
As per UT dated xx/xx/2025, the FC was initiated multiple times in 2004 and 2008, which are released. The latest foreclosure case was initiated in 2013 and amended in 2016. The lis pendens, located at xx , was filed on xx/xx/2016 with case # xx. As per the comment dated xx/xx/2025, foreclosure is on hold for loss mitigation. Further details are not provided.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2004. The BK was dismissed on xx/xx/2006 and terminated on xx/xx/2006.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per UT dated xx/xx/2025, the FC was initiated multiple times in 2004 and 2008, which are released. The latest foreclosure case was initiated in 2013 and amended in 2016. The lis pendens, located at xx PG#105, was filed on xx/xx/2016 with case # xx. As per the comment dated xx/xx/2025, foreclosure is on hold for loss mitigation. Further details are not provided.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2004. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion as per POC is xx. The POC was filed by the creditor, xx. on xx/xx/2004, with the secured claim amount of xx and the arrearage amount of xx. The Chapter 13 plan filed on xx/xx/2004 was confirmed on xx/xx/2004. The borrower shall pay a monthly payment of xx per month for 60 months to the trustee under the Chapter 13 plan. The BK was dismissed on xx/xx/2006 and terminated on xx/xx/2006.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2020. As per the modified term, the new principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The monthly P&I is xx with an interest rate of 5.00% beginning on xx/xx/2020 and a maturity date of xx/xx/2060. There is no principal forgiven amount.	Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject loan is uninsured."	* Bankruptcy History does not meet guidelines (Lvl 3) "According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2004. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The information of the subject collateral is handwritten."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 has some points and fees handwritten."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xx search shows an estimated value of xxK. Current UPB is xxK."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5O5JNPVJVH8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.374%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	xx	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx, a xx company.
There is a prior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2023 in the amount of xx.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.374%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, there is a payment dispute. Further details are not provided.
As per the comment dated xx/xx/2025, the subject property is vacant.
Unable to determine the reason for default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject loan is a DSCR loan. Reaching out to the seller for the guidelines."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B0QL565PRDM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,253.58	xx	7.374%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current interest-only payment is xx with an interest rate of 7.374%. The current UPB reflected as per the payment history is xx.
The borrower is making interest-only payments for 120 months.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject is a DSCR loan. Reaching out to the seller for the guidelines." * Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows the loan was rejected due to an excessive credit exception. Further details not provided. Subject originated on xx/xx/2025, FICO 817, 0X30 since inception, and xxK equity in the subject."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BPYKXPNMFT8	xx	xx	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$310.89	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.749%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	5 + Family	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	xx	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 was partially paid in the amount of xx on xx/xx/2025, and the remaining balance is delinquent in the amount of xx, and it is good through xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 9.749%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per tape, the subject property is non owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Guideline is missing (Lvl 4) "The subject is a manually underwritten loan. Reaching out to seller for the lending guidelines."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows EPD. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."
																																																																																							* Subject property is a multi-family (Lvl 3) "Tape and file show subject is a 5 unit multi family property. DSCR approval."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BP03XMIBU47	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.392%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	xx	7.000%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were due in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 5 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 5 months, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is a medical issue.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
The foreclosure was initiated on the loan in 2024. Again, the foreclosure case is resumed on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure complaint was filed. As per the servicing comment dated xx/xx/2025, the foreclosure has been put on hold due to loss mitigation. Further details not provided.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
BWR has 3.16 years on the job as an HR assistant II at xx

Foreclosure Comments:The foreclosure was initiated on the loan in 2024. As per the servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to the FEMA moratorium on natural disaster that started on xx/xx/2024 and ended on xx/xx/2024. Again, the foreclosure case is resumed on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure complaint was filed. As per the servicing comment dated xx/xx/2025, the foreclosure has been put on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The monthly P&I is xx with an interest rate of 7.000% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no principal forgiven amount. The loan has been modified for the first time since origination.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.39%. The tape shows bank statements were falsified. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3.16 years on the job as an HR assistant II at XXXX. FICO 706 and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "The TRID total of payment disclosed on the final CD is xx. The calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx.

The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired.

xx/xx/2026: Downgraded to LVL2 as SOL has expired."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.39%. The tape shows bank statements were falsified. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3.16 years on the job as an xxx xxx. FICO 706 and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "The TRID total of payment disclosed on the final CD is xx. The calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx.

The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired.

																																																																																									xx/xx/2026: Downgraded to LVL2 as SOL has expired."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5O7CJ18PAHS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	240	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	24.296%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	6.500%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is a prior state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2018 in the amount of xx.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.500%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the RFD is that the borrower's kids were serious due to a car accident, and he has not worked for 3 months.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 year on the job as a staff licensed practical nurse with xx. Previously, BWR had 10.75 years on the job at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.500% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There are no deferred balance and principal forgiven amount.	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject was approved at 24.29%. Tape shows debt miscalculation without proper documentation. Revised DTI is 32%. Lender defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. BWR has 1 year on the job as a staff licensed practical nurse with xx, FICO 620, xxK equity in the subject, and a residual income of xx."	* Compliance Testing (Lvl 3) "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test due to disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2024. The subject is a refinance case originated on xx/xx/2024, and the 3-year SOL is active."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "The right of rescission is not hand-dated by the borrower."			Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LWAQQNXPOC3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.624%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	30.518%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	xx	6.624%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active state tax warrant against the borrower in favor of the xx, which was recorded on xx/xx/2025 with warrant ID #xx and instrument #xx in the amount of xx.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 3rd installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. Unable to determine last payment received. The current P&I is xx with an interest rate of 6.624%. The current UPB reflected as per the payment history is xx and the deferred balance is xx. The due dates are advanced from xx/xx/2025 to xx/xx/2025 due to loan modification.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is xx.
As per the comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 6.25 years at xx
BWR2 has 12.5 years on the job as a director at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx out of which xx is interest bearing amount and deferred amount is xx. The monthly P&I is xx with an interest rate of 6.624% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no principal forgiven amount.	Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3) "Tape and review of the file show the loan closed with an expired credit report. Available credit report is more than 90 days from the origination date. Further details not provided. Subject originated on xx/xx/2024, FICO 739."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R4A4ELH8SBF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.973%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property that originated on xx/xx/2024 and was recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for the default is unemployment.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14.33 years on the job as a software engineer with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx/xx/2024. Initial LE dated xx/xx/2024 reflects Lender Credit at xx, Post CD dated xx/xx/2024 reflects Lender at xx This is decrease of +xx for fee which has 0% tolerance test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows Not in first lien position. According to the updated title report dated xx/xx/2025, the subject is a first lien. Further details are not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EAZB7JC8DLJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	240	xx/xx/2022	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.184%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx with xx.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.750%. The current UPB is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property is owner-occupied.
  The loan has not been modified since origination.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as an automation engineer at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZXN8E5DNUDR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.080%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx There is an active prior mortgage against the subject property, which was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with instrument xx The 1st and 2nd instalments of combined taxes for 2025/2026 were due in the total amount of xx on xx/xx/2026 and xx/xx/2026. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 8.250%. The current UPB is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
Tape and file show the subject property is currently undergoing significant renovation. The estimated cost to cure is in the amount of xx. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount. CCs do not show any damage.
As per the seller’s tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.41 years on the job as an echocardiographer with xx. Additionally, BWR has 3.41 years on the second job as an xxForeclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the subject is undergoing significant renovation. The desk review report shows the subject is under renovation with new siding/roof. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$497,250.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9O83QHMLEKK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.344%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book #XXXX, page #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 9 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows EPD. According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The current UPB is xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M2WYU3LEQ4T	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	44.194%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	2.990%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with MERS as nominee for xx
There is an active junior mortgage against the subject property in favor of xx, in the amount of xx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with the instrument #xx
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the deferred agreement located at XXXX Deferral Document, the deferred amount is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the forbearance plan was approved on xx/xx/2025.
The loan was modified on xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the deferral document titled "xx" the deferred amount is xx.
BWR has 1.30 years on the job as a senior manager, state license & regulation with xx. Previously, BWR1 had 2.16 years on the job as a director of XXXX with xx
BWR2 has 6.50 years on the job as a derivative designer with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 2.990% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.19%. Tape shows student loans miscalculation. Further details not provided. Revised DTI is 49%. Lender defect. The subject originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 1.30 years on the job as a senior manager, state license & regulation with XXXX. BWR2 has 6.50 years on the job as a derivative designer with XXXX, FICO 681, xxK equity in the subject, and residual income of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 reflects points—a loan discount fee at xx and a credit report fee at xx. The final CD dated xx/xx/2020 reflects points—a loan discount fee at xx and a credit report fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject is a refinance case originated on xx/xx/2020, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.19%, as the borrowers’/borrower’s income is xx, and total expenses are in the amount of xx. The loan was underwritten by DU (Locator #XXXX.pdf Pg#8), and its recommendation is "Approve/Eligible" with a DTI of 44.19%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.19%. Tape shows student loans miscalculation. Further details not provided. Revised DTI is 49%. Lender defect. The subject originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 1.30 years on the job as a senior manager, state license & regulation with xxx. BWR2 has 6.50 years on the job as a derivative designer with xxx, FICO 681, xxK equity in the subject, and residual income of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 reflects points—a loan discount fee at xx and a credit report fee at xx. The final CD dated xx/xx/2020 reflects points—a loan discount fee at xx and a credit report fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject is a refinance case originated on xx/xx/2020, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.19%, as the borrowers’/borrower’s income is xx, and total expenses are in the amount of xx. The loan was underwritten by DU (Locator #XXXX.pdf Pg#8), and its recommendation is "Approve/Eligible" with a DTI of 44.19%."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P00AFUKN1AW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$1,526.09	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	xx	23.974%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the partial amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 has been delinquent in the amount of xx on xx/xx/2025, which is good through xx/xx/2025.
The third installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is non-owner occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.66 years on the job as a xx.
BWR2 has 1.75 years on the job as a director of xx. Previously, BWR2 had 10 months on the job as a manager of talent acquisition with xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is EPD. The first payment was due on xx/xx/2024. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VSCZH7SEYZB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	Not Applicable	27.731%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx, Ltd.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The annual utilities/MUD charges for 2024 have been paid in the amount of xx on xx/xx/2024.
The annual combined taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is occupied by an unknown party.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 16.11 years at xx. Additionally, BWR has 7 months on the job as a senior technical director at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "The lease agreement is missing from the loan documents. xx/xx/2026: Seller confirmed that 1007 was used in lieu of lease agreement."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows EPD. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HG6V7FYJ1CT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	Yes	xx	xx	36.441%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has been SE as a president of xx  for 4.33 years. Additionally, BWR1 has 7.33 years on the job as a manager with xx. and BWR1 has been SE as a real estate agent and consultant for 4.33 years.
  BWR2 has been SE for 12.25 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing or error on the Rate Lock	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD is missing from the loan documents. CE was tested using the post-CD in the file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape defect shows EPD. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DKD86SJFYAQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	25.151%	Second	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active prior mortgage against the subject property originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx in the amount of xx with MERS as nominee for xx, a national Bank.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx. Tape shows the interest rate decreased from 10.625% to 6.000% cap due to the SCRA interest rate cap.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.33 years on the job as an information technologist with the xx. BWR2 has 4 months on the job as a nurse with xx. BWR2 has previously worked with multiple organizations between xx/xx/2022 and xx/xx/2024 for 2.58 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.894% exceeds APR threshold of 10.260% over By +0.634%."
* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.917% exceeds APR threshold of 10.260% over by +0.657%. Subject is a second lien. First lien is escrowed."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.894% exceeds APR threshold of 10.260% over By +0.634%."
																																																																																									* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.917% exceeds APR threshold of 10.260% over by +0.657%. Subject is a second lien. First lien is escrowed."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WMJSDQ5GBBH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	9.482%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx. No active judgments or liens have been found. The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx. As per the collection comment dated xx/xx/2025, there are large transactions on xx/xx/2025 and xx/xx/2025 in the amount of xx; those are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.25 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WX8DP26D8BV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.564%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
There is an active junior mortgage against the subject property in favor of xx, in the amount of xx, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with the instrument #xx
The second installment of county taxes for 2025 is due in the total amount of xx on xx/xx/2026.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.00%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.91 years on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject approved at 48.56%. Tape shows undisclosed debt opened after closing and the revised post-closing DTI is 58%. DTI at closing was 48.56%. Subject originated xx/xx/2025. BWR is 0X30 since inception."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WD9NOQOE6F0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.664%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a UCC financing statement against the borrower in favor of xx, which was recorded on xx/xx/2022.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.99%. As per the comment dated xx/xx/2024, due dates were jumped from xx/xx/2024 to xx/xx/2024 due to loss mitigation.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
The appraisal report in the file is as-is. The photo addendum shows the damaged flooring and stained ceiling. The estimated cost to cure is not available in the loan file. CCs do not show damage.
As per tape data, the subject property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 years on the job as a librarian with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the file is as-is. The photo addendum shows the damaged flooring and stained ceiling. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
																																																																																							* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan file."	xx	xx	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92FDVCKKSH5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	240	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.317%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.990%	xx	xx/xx/2021	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx..
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.75 years on the job as a driver at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.990%. beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount. The borrower is making payment as per the note term.	Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan incorrectly closed as a limited cash-out transaction. The subject loan should have closed as a cash-out refinance, as the final CD shows the subordinate mortgage lien of xx was paid off through the subject mortgage, and the lender did not document evidence if the subordinate lien was opened to acquire the subject mortgage. Further details not provided."	xx	xx	Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2KDF8MA9KO4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.146%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx dba xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2025 were paid in the amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.33 years on the job as an analyst at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject condo project is ineligible due to a xxM special assessment for critical repairs, including any water intrusions or potentially damaging leaks to the project's buildings that have not been repaired. Appraisal report is as is with no damage noted. The condo questionnaire shows a special assessment of xxM for capital projects/amenity improvements. 1004D, or an inspection report by a licensed professional verifying the completion of repairs and structural soundness of the condo project, is missing from the loan file."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 10% tolerance test. Initial LE dated xx/xx/2024 reflects Recording Fee at xx. Final CD dated xx/xx/2024 reflects Recording Fee at xx. This is an increase in fee of +xx for charges that cannot increase more than 10% test. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 10% tolerance test. Initial LE dated xx/xx/2024 reflects Recording Fee at xx. Final CD dated xx/xx/2024 reflects Recording Fee at xx. This is an increase in fee of +xx for charges that cannot increase more than 10% test. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N4EZOEIVR8D	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.425%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.41 years on the job as a support staff member with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the subject property should be C5 or C6 due to a large section of siding missing on the rear of the home along the sliding glass back door, which leaves the home susceptible to water intrusion and damage. Appraisal report is as is with the C4 condition. The estimated cost to cure is not available."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete due to the initial CD is missing from the loan documents.

The subject loan is a purchase that originated on xx/xx/2025, and the SOL is 1 year."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "The initial closing disclosure is missing from the loan documents."	xx	xx	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C2NZ4UQA502	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.135%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 24.91 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. The loan estimate dated xx/xx/2025 does not reflect eClosing Fee. Final CD dated xx/xx/2025 reflects eClosing Fee at xx. This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."	xx	xx	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F2II1OOZ6NV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	300	xx/xx/2024	xx/xx/2024	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.206%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx. The loan has interest only terms for 12 months.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.66 years on the job as a practice director xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is an FHA which is not insured."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.20%. The tape reflects an increased DTI of 56.04%. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 4.66 years on the job as a practice director xx, FICO 713, xxK equity in the subject, 0X30 since inception and xx residual income. Review shows ATR confirmed."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed FHA QM Safe Harbor threshold test due to APR calculated 8.729% exceeds APR threshold of 8.097% over by +0.632%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.729% exceeds the APR threshold of 7.950% over by +0.779%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.661% exceeds APR threshold of 7.950% over by +0.711%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.20%. The tape reflects an increased DTI of 56.04%. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 4.66 years on the job as a practice director xx, FICO 713, xxK equity in the subject, 0X30 since inception and xx residual income. Review shows ATR confirmed."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed FHA QM Safe Harbor threshold test due to APR calculated 8.729% exceeds APR threshold of 8.097% over by +0.632%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.729% exceeds the APR threshold of 7.950% over by +0.779%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																									Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.661% exceeds APR threshold of 7.950% over by +0.711%."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z3TVLDVZ02F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	47.381%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6 months on the job as a senior product owner atxx, BWR1 had 1 year on the job as a business analyst at xx
BWR2 has 6.41 years on the job as an analyst in xx. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.38%. Tape shows the tax payment was calculated incorrectly. Revised DTI is 50.19%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 6 months on the job as a senior product owner at xx. BWR2 has 6.41 years on the job as an analyst in xx, FICO 690, 0X30 since inception, xxK equity in the subject, and xx residual income."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0463WQLQ8I9	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for xx were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the occupancy of the property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Guarantee Document is missing (Lvl 4) "The personal guaranty certificate is missing from the loan documents. xx/xx/2026 : Seller commented as "xx""	* Property Marketability Issues (Lvl 3) "Tape and review of file show the subject property is ineligible, as it is a 4-unit property with each unit measuring approximately 365 square feet, which does not meet the original investor requirement that all units be a minimum of 500 square feet. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PJV3D7ZHOU0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alaska	xx	xx	xx	Alaska	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.958%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of the county for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9 years on the job as a staff network engineer at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (interested party contribution). Final CD reflects seller credit of xxK. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8SFAFXUL3IU	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2025, the subject property is tenant occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0IBGBZ9CZOT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	53.729%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is a UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2025.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has been SE for 2.25 years at xx.
BWR2 receives child support income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the FHA will not insure due to the borrower owning another FHA property and the LTV is 86.5%, which is outside HUD guidelines. The borrowers were already renting/occupying the home they purchased. A copy of their 6-month lease is in the file. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ME2C52FCVN3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.436%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.50 years on the job as a channel marketing manager with XXXX. Previously, BWR had multiple jobs in the last 2 years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 2) "Fair market value of homestead property acknowledgment disclosure is missing from the loan documents. Appraisal report is available in the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement is missing from the loan file."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.43%, as the borrower income is xx, and total expenses are in the amount of xx. The loan was underwritten by DU (Locator# XXXX Credit & Closing Package.pdf_Pg#512), and its recommendation is "Approve/Eligible" with a DTI of 44.43%."	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 2) "Fair market value of homestead property acknowledgment disclosure is missing from the loan documents. Appraisal report is available in the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement is missing from the loan file."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.43%, as the borrower income is xx, and total expenses are in the amount of xx. The loan was underwritten by DU (Locator# xxx.pdf_Pg#512), and its recommendation is "Approve/Eligible" with a DTI of 44.43%."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0F2P53WRPIQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.624%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	26.862%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx for the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025, and the first payment date is xx/xx/2026. According to the tape as of xx/xx/2026, the next due date is xx/xx/2026. The current P&I is xx, and the interest rate is 5.624%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
 According to the tape as of xx/xx/2026, the next due date is xx/xx/2026. The current P&I is xx, and the interest rate is 5.624%. The UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx. The loan failed the TILA foreclosure rescission finance charge test due to calculated finance charge of xx exceeds the disclosed finance charge of xx by -xx. The subject loan is a refinance, originated on xx/xx/2025, and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan does not meet the VA seasoning period requirement. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ULCWZKTFK3E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.249%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx dba xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9 months on the job as a receptionist withXXXX Previously, BWR had 1.66 years on the job as an MOS with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (interested party contribution). Final CD reflects seller credit of xxK. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JGIII27DW8S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	300	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.476%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2025 was paid in the amount of xx on xx/xx/2026.
The second installment of combined taxes for 2025 is due in the total amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 months on the job as an associate with XXXX. Previously, BWR had 9 months on the job as a consultant with XXXX LLC. Prior to that, BWR had 1.41 years on the job as a senior software engineer with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and file show the non-borrowing individual did not sign CD 3 days prior to closing. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C0GMZ08AMPH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	xx	xx	34.669%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx
There is an active UCC financing statement against the subject property in favor of xx, which was recorded on xx/xx/2024.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
As per tape, the subject property is owner-occupied.
No information has been found related to damage or repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9 months on the job as a clinical medical assistant at XXXX. BWR1 had multiple jobs in the last 2 years.
BWR2 has been SE for 29 years at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and file show the subject closed without an appraisal. PIW was lost on the final AUS run. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."	xx	xx	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77APIR8KQCZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	37.644%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.25 years on the job as a laborer with XXXX
BWR2 has 2 years on the job as a housekeeper with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows collateral issue. Review of file and UT does not show a collateral issue."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.

The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.

The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JIWVDMW3DQ8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	20.873%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx
There is an active junior mortgage against the subject property in favor of xx, a xx union, in the amount of xx, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with the instrument #xx
The 1st installment of combined taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is owner occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 15.08 years on the job as a correction officer atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy concern. Further details not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved as OO at 20.87%. The tape shows the subject is NOO due to occupancy concern, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 15.08 years on the job as a correction officer atxx FICO 674 and 0X30 in the last 24 months is correct."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of xxK. Current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved as OO at 20.87%. The tape shows the subject is NOO due to occupancy concern, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 15.08 years on the job as a correction officer atxx FICO 674 and 0X30 in the last 24 months is correct."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6SXADBDISZC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	18.924%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The 1st installment of combined taxes for xx was paid in the amount of xx on xx/xx/2026.
The 2nd installment of combined taxes for xx is due in the total amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and pension income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows collateral defect. Review of file and UT do not show a collateral issue."	xx	xx	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RSXNXD0QQSB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	45.613%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with MERS as nominee for xx
There are two prior civil judgments against the subject borrower in favor of different plaintiffs, which were recorded on xx/xx/2018 and xx/xx/2019 in the amount of xx.
There are five civil judgments against the subject borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of xx.
There are two prior state tax warrants against the borrower in favor of the xx, which were recorded on different dates with warrant index nos. xx in the amount of xx.
There are four credit judgments against the subject borrower in favor of different plaintiffs, which were recorded on different dates, in the total amount of xx.
The 1st and 2nd annual installments of combined taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
 The 1st annual installment of school taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd annual installment of school taxes for school is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment xx/xx/2025, the subject property is owner occupied.
BWR1 has 3 months on the job as a captain with XXXX. Previously, BWR1 had 1.41 years on the job as a server with XXXX. Prior to that, BWR1 had 16.83 years on the job as a server with the XXXX
BWR2 has 1.25 years on the job as a package processor with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 45.61%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR1 has 3 months on the job as a captain with XXXX. BWR2 has 1.25 years on the job as a package processor with XXXX, FICO 639, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance that originated on xx/xx/2019, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a refinance that originated on xx/xx/2019, and the 3-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD Missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 45.61%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU Locator XXXX - XXXX-Pg#475, and its recommendation is approve/eligible with a DTI of 45.61%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 45.61%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR1 has 3 months on the job as a captain with xxx. BWR2 has 1.25 years on the job as a package processor with XXXX, FICO 639, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance that originated on xx/xx/2019, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a refinance that originated on xx/xx/2019, and the 3-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD Missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 45.61%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU Locator xxx - XXXX-Pg#475, and its recommendation is approve/eligible with a DTI of 45.61%."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AJAALQZ2VW2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2020	xx	Secondary	Yes	Yes	No	xx	xx	37.839%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with book #xx, page #xx, in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the occupancy of the subject property is stated as second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 2 years on the job as an environmental engineer withXXXX
BWR2 has 14.66 years on the job as a pharmacy manager with XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject is second home. Tape shows the subject is a condotel at the XXXX project, located in the city of XXXX. The project has amenities such as a swimming pool and common areas. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PUT25SPP62H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	26.885%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The first installment of combined taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The second installment of combined taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a sales executive for 2.66 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows collateral issue. Review of file and UT does not show a collateral issue"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7NTCN6DJYSH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	45.170%	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is co-operative.
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 in the amount of xx with xx
There is a junior UCC mortgage against the subject property originated on xx/xx/2025 and recorded on xx/xx/2025 with MERS as nominee for xx
The annual installment of Borough taxes for 2026 has been exempt.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the tape data, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 29.41 years on the job as a special education teacher with XXXX
Additionally, BWR1 has 21.75 years on the job as a teacher - per session with XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Type of Ownership is Leasehold or Cooperative (Lvl 3) "The subject loan originated on xx/xx/2025 with a maturity date of xx/xx/2055. As per the lease agreement located at "xx" the ground lease is held by xx. and the leasehold expires on xx/xx/2088."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7MNSAIIM3DF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Co-op	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.433%	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 in the amount of xx.
There is an active UCC mortgage against the subject property in favor of xx (MERS), as xx which was originated and recorded on xx/xx/2021 with the instrument #xx
The annual installment of county taxes for 2025 has been exempt.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 year on the job as a licensed professional nurse at XXXX. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows co-op property and no defects. Further details not provided."
* Type of Ownership is Leasehold or Cooperative (Lvl 3) "An alert note of a UT report dated xx/xx/2026 shows that the property is a unit in a co-operative. The subject loan originated on xx/xx/2021 with a maturity date of xx/xx/2051. The subject leasehold agreement is in the file located at "xx" and the leasehold term expires on xx/xx/2100."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 reflects Points - Loan Discount Fee at xx5.00. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case originated on xx/xx/2021 and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.43%, as the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (xx pg#107), and its recommendation is "Approve/Eligible" with a DTI of 44.43%."
* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 reflects Points - Loan Discount Fee at xx5.00. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case originated on xx/xx/2021 and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.43%, as the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (xx pg#107), and its recommendation is "Approve/Eligible" with a DTI of 44.43%."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H3WQAGTTQYV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	34.142%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page# xx in the amount of xx with MERS as nominee for xx,
There is an active prior mortgage against the subject property originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with MERS as nominee for xx.
There is a Writ of Fieri Facias against the borrower in favor of xx, which was recorded on xx/xx/2018 in the amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9 years on the job as a client technical support engineer xx.
BWR2 has 2.58 years on the job as a supervisor at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject is a manual underwritten loan. Reaching out to the seller for the guidelines."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows declined by XXXX due to early payment default within first 3 months. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R5TALXNLC2I	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	240	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.559%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with book xx, page #xx, in the amount of xx with MERS as nominee for xx, a National Association.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2024. The prior mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with MERS as nominee for xx, Limited Partnership DBA xx.
The annual county taxes for xx have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
The annual city taxes for xx have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
The annual water charges for 2026 have been delinquent in the total amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 8.375%. The current UPB is xx. As per the comment dated xx/xx/2025, the borrower was approved for a 3-month deferral plan, which begins from xx/xx/2025 to xx/xx/2025, in the total amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2026, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.66 years on the job as an analyst xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject loan is a manual underwritten loan. Reaching out to the seller for the guidelines."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the decline by XXXX due to the borrower becoming more than 30 days delinquent within 3 months of sale. Further details not provided.
																																																																																							According to payment history as of xx/xx/2026, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q3MUOHDK1O4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.062%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has one month on the job as a commercial truck driver xx. Previously, BWR1 had multiple jobs in the last 2 years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows subject is NOO, as the BWR rents out 2/3 of the subject property most of the month when out of town. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2025. The initial LE dated xx/xx/2025 reflects lender credit at xx; the final CD dated xx/xx/2025 reflects the lender at xx. This is a decrease of +xx for a fee that has a 0% tolerance test.

The subject loan is a purchase that originated on xx/xx/2025, and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows 0X30 pay history. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D1DAA7YTSZV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.999%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	Not Applicable	Unavailable	27.233%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	3.875%	xx	xx/xx/2015	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is a state tax lien against xx in favor of the xx, which was recorded on xx/xx/2024, in the amount of xx.
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2025, in the amount of xx.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx. Per tape, the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2015.
As per the update title dated xx/xx/2026, the FC was initiated multiple times in 2009, 2018, 2019, and 2023. The latest foreclosure case was initiated in 2025. As per the comment dated xx/xx/2025, the FC has been closed due to the reinstatement.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the update title dated xx/xx/2026, the FC was initiated multiple times in 2009, 2018, 2019, and 2023. The latest foreclosure case was initiated in 2025. The lis pendens, located at xx xx PG#98, was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure sale was scheduled on xx/xx/2025, and as per the comment dated xx/xx/2025, the sale has been cancelled. As per the comment dated xx/xx/2025, the FC has been closed due to the reinstatement.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers, xx, and the lender, xx. Loan Servicer for xx, with an effective date of xx/xx/2015, and the new modified unpaid principal balance is xx. The modified monthly P&I of xx with an interest rate of 2.000% starting on xx/xx/2015, which will be changed in 3 steps until the new maturity date of xx/xx/2042. The rate will change in 3 steps, which end with 3.875%. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH does not show MI payments. Subject originated on xx/xx/2006.
																																																																																						xx/xx/2026: Seller commented the MI is inactive."		* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GEDTFYWUZP3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2017	xx/xx/2017	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.384%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument # xx in the amount of xx with MERS as nominee for xx, F.A.
There is a prior state tax lien against the borrower in favor of xx, Comptroller of Public Accounts, which was recorded on xx/xx/1994 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2026, the reason for default is excessive obligations.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 8 years at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 31.38%. Tape shows VOE is missing. Further details not provided. Lender defect. Subject loan originated on xx/xx/2017, and the 3-year SOL has expired. BWR has been SE for 8 years at XXXX, FICO 729, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the initial closing disclosure delivery date test as the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.  Loan estimate dated xx/xx/2017 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2017 reflects Points - Loan Discount Fee at xx. Loan estimate dated xx/xx/2017 reflects Loan Origination Fee at xx. CD dated xx/xx/2017 reflects Loan Origination Fee at xx. This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2017 and the 3-year SOL has expired."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the LO is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 31.38%. Tape shows VOE is missing. Further details not provided. Lender defect. Subject loan originated on xx/xx/2017, and the 3-year SOL has expired. BWR has been SE for 8 years at xxx, FICO 729, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the initial closing disclosure delivery date test as the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.  Loan estimate dated xx/xx/2017 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2017 reflects Points - Loan Discount Fee at xx. Loan estimate dated xx/xx/2017 reflects Loan Origination Fee at xx. CD dated xx/xx/2017 reflects Loan Origination Fee at xx. This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2017 and the 3-year SOL has expired."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the LO is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VRBK6MX48K9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	xx	41.619%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on 752.09.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is non-owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows subject loan TRID/TILA violation with SOL expired. Further details not provided. Infinity did not test CE on this loan, as the subject is NOO originated on xx/xx/2021."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S4DC8OF5BSV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.688%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan was not modified.
As per the comment dated xx/xx/2025, the RFD is death of borrower.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan. The complaint was filed on xx/xx/2025. The loan was reinstated, and the FC was dismissed on xx/xx/2025.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
BWR receives social security and pension income.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan. The complaint was filed on xx/xx/2025. The loan was reinstated, and the FC was dismissed on xx/xx/2025.
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows TRID/TILA violation with SOL expired. Infinity CE report shows the subject loan passed all tests. Further details not provided. Subject originated on xx/xx/2021."	* Missing Initial 1003_Application (Lvl 2) "Initial application is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.68%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by LP (Locator# XXXX.pdf Pg#3) and its recommendation is Accept with a DTI of 46.00%."	* Missing Initial 1003_Application (Lvl 2) "Initial application is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.68%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by LP (Locator# XXXX.pdf Pg#3) and its recommendation is Accept with a DTI of 46.00%."	Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M5W6RPZ6DSK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2018	xx/xx/2018	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.631%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.750%	xx	xx/xx/2021	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
There are two junior mortgages against the subject property. The first was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with the XXXX, a government agency organized and existing under the laws of the United States of America, and the second was originated on xx/xx/2024 and recorded on xx/xx/2025 in the amount of xx with MERS as nominee for xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx. As per the collection comment dated xx/xx/2025, the payments made in the month of Apr 2025 are borrower-made payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
According to the collection comment dated xx/xx/2024, the subject property was damaged due to the hurricane. The date of loss is xx/xx/2024, and the borrower filed an insurance claim for the loss amount of xx. As per the comment dated xx/xx/2024, the loss draft check was received in the amount of xx on xx/xx/2024. No comment indicating the current status or completion of repairs has been found. Subsequent CCs do not show damage.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2021.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a parts counter with XXXX Previously, BWR had multiple jobs in the last 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.75% beginning on xx/xx/2021 and a maturity date of xx/xx/2051. There is no deferred balance and principal forgiven amount.	Initial Escrow Acct Disclosure	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan amount of xxK is less than the minimum guideline requirement. Further details not provided. Subject loan originated on xx/xx/2018."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2018 does not reflect the loan origination fee. The final CD dated xx/xx/2018 reflects the loan origination fee of xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2018, and the 1-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 45.51% (the subject loan is an ARM, and CE is using the highest possible interest in the first 5 years for P&I). The borrower’s income is xx, and total expenses are in the amount of xx. The subject loan closed with manual underwriting. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2018 does not reflect the loan origination fee. The final CD dated xx/xx/2018 reflects the loan origination fee of xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2018, and the 1-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 45.51% (the subject loan is an ARM, and CE is using the highest possible interest in the first 5 years for P&I). The borrower’s income is xx, and total expenses are in the amount of xx. The subject loan closed with manual underwriting. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,588.03	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DI0PV3Q4LJY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	35.937%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx The subject mortgage was re-recorded on xx/xx/2022.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx6 on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.91 years on the job as a CFO with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan is a non-compliant HPML. Further details not provided. Infinity compliance results show that the loan passed the higher-priced mortgage loan test. Subject loan is escrowed."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan closed without an appraisal. The PIW disclosure signed by the borrower or the appraisal waiver is missing from the loan documents. XXXX search reflects an estimated value of xxK. The current UPB is xxK."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test.

The subject loan is a purchase that originated on xx/xx/2022, and the SOL is 1 year."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan closed without an appraisal. The PIW disclosure signed by the borrower or the appraisal waiver is missing from the loan documents. xxx search reflects an estimated value of xxK. The current UPB is xxK."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test.

The subject loan is a purchase that originated on xx/xx/2022, and the SOL is 1 year."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UVRS6K2RU22	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.632%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active junior mortgage against the subject property in favor of xx, in the amount of xx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with the instrument #xx
The 1st installment of combined taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of combined taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per the tape date, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension and social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient assets. Bank statement in the file shows xxK in assets, and the cash-to-close requirement is xxK. Further details not provided. The subject loan originated on xx/xx/2022."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx.
Initial LE dated xx/xx/2021 reflects Transfer Taxes at xx. Final CD dated xx/xx/2022 reflects Transfer Taxes at xx. This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2022, and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx.
Initial LE dated xx/xx/2021 reflects Transfer Taxes at xx. Final CD dated xx/xx/2022 reflects Transfer Taxes at xx. This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2022, and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XMNJ5LZ6BR0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	18.648%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 was paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.750%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. The PIW disclosure signed by the borrower or the appraisal waiver is missing from the loan documents. XXXX search shows an estimated value of xxM. The current UPB is xxK."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2020 reflects the sum of Section C fees and Recording fee at xx. Final CD dated xx/xx/2021 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

The subject is refinance case originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. The PIW disclosure signed by the borrower or the appraisal waiver is missing from the loan documents. xxx search shows an estimated value of xxM. The current UPB is xxK."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2020 reflects the sum of Section C fees and Recording fee at xx. Final CD dated xx/xx/2021 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

The subject is refinance case originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H3XJAJRXMM6	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.185%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of borough taxes for 2026 have been paid in the total amount of xx on different dates.
The 4th installment of borough taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 5 months on the job as an attorney with XXXX. Previously, BWR had multiple jobs in the last two years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient assets. The bank statement in the file shows xx and the cash-to-close requirement of xx. Further details not provided. The subject loan originated on xx/xx/2022."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2022 does not reflect points - loan discount fee. The CD dated xx/xx/2022 reflects points - loan discount fee at xx. The loan estimate dated xx/xx/2022 does not reflect the underwriting fee. The CD dated xx/xx/2022 reflects an underwriting fee of xx. The loan estimate dated xx/xx/2022 reflects the project questionnaire at xx. The CD dated xx/xx/2022 reflects the Project Questionnaire at xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase case that originated on xx/xx/2022, and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2022 does not reflect points - loan discount fee. The CD dated xx/xx/2022 reflects points - loan discount fee at xx. The loan estimate dated xx/xx/2022 does not reflect the underwriting fee. The CD dated xx/xx/2022 reflects an underwriting fee of xx. The loan estimate dated xx/xx/2022 reflects the project questionnaire at xx. The CD dated xx/xx/2022 reflects the Project Questionnaire at xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase case that originated on xx/xx/2022, and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PR85RUWC7GM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	45.470%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx, F.A.
No active judgments or liens have been found.
The annual combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.750%. The current UPB reflected as per the tape is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
The loan has not been modified since origination.
As per the seller’s tape, the property is owner occupied.
BWR1 and BWR2 have been SE for 15.83 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. The current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 45.47%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 and BWR2 have been SE for 15.83 years at XXXX, FICO 806."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Pennsylvania license validation test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 45.47%, since the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (Locator #XXXX.pdf_Pg#129), and its recommendation is "Approve/Eligible" with a DTI of 45.47%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xxx search shows an estimated value at xxK. The current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 45.47%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 and BWR2 have been SE for 15.83 years at XXXX, FICO 806."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Pennsylvania license validation test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 45.47%, since the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (Locator #xxx_Pg#129), and its recommendation is "Approve/Eligible" with a DTI of 45.47%."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61W3L86UM0C	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	29.408%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	3.763%	xx	xx/xx/2017	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2008 in xx, in the amount of xx with xx, FA.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The annual installment of combined taxes for 2023 was paid in the amount of xx on xx/xx/2023.
The annual utilities/MUD charges for 2024 have been delinquent in the amount of xx and are good through xx/xx/2026.
The annual utilities/MUD charges for 2025 have been delinquent in the amount of xx and are good through xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.763%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower, xx, and lender, xx, with an effective date of xx/xx/2017, and the new modified unpaid principal balance is xx. The modified monthly P&I of xx with an interest rate of 2.495% starting on xx/xx/2017, which will be changed in 3 steps until the new maturity date of xx/xx/2057. The rate will change in 3 steps, which end with 3.763%. As per the modification agreement, the lender has forgiven principal in the amount of xx.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9Z4ZTY0SGE1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	39.848%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx, F.A. There is a junior UCC lien against the subject property in favor of xx, F.A. recorded on xx/xx/2021. The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025. The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2025. The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
Unable to determine the RFD.
As per the seller’s tape, the property is owner occupied.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the property had damages due to hail. The date of loss is xx/xx/2024. The estimated cost of damage is xx. Comment dated xx/xx/2055 shows the final loss draft check was received in the amount of xx. As per the comment dated xx/xx/2025, all loss draft funds were released and the claim was closed. Subsequent CCs do not show any damage.
No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
BWR1 has 3 months on the job as a manager with xx, BWR1 had 8.16 years on the job as a director of operations at xx. BWR2 has 5 months on the job as a veterinarian with xx. Previously, BWR2 had 4.25 years on the job as a veterinarianxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2021 reflects escrow holdback in the amount of xx. Proof for release of escrow holdback is missing from the loan documents."	* Compliance Testing (Lvl 3) "Tape and Infinity CE reports show the loan failed the TRID test, and the SOL of 3 years for refinance has expired. Further details are not provided. subject originated on xx/xx/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2021 reflects Loan Origination Fee at xx. The final CD dated xx/xx/2021 reflects Loan Origination Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2021 reflects Loan Origination Fee at xx. The final CD dated xx/xx/2021 reflects Loan Origination Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$47,055.65	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4EHND3EDCUB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	38.079%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx and Trust.
No active judgments or liens have been found.
 The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.
 No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is stated as an investment.
The loan has not been modified since origination.
No foreclosure activity has been found. No post-close bankruptcy record has been found
. Unable to determine the reason for the default.
 BWR has 16.4 years on the job as an MEP Coordinator at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase. Subject originated xx/xx/2022."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BCSEH58MMT2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	46.797%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx, a Division of xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
 As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 years on the job as a XXXXal engineer with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.77%. Tape shows qualifying income is not supported by a 2-year employment history. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 11 years on the job as a XXXXal engineer with XXXX (CACI), FICO 788, and xxK equity in the subject."
* Missing Initial 1003_Application (Lvl 2) "The initial 1003 signed by the loan originator is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.77%. Tape shows qualifying income is not supported by a 2-year employment history. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 11 years on the job as a XXXXal engineer with xxx, FICO 788, and xxK equity in the subject."
																																																																																									* Missing Initial 1003_Application (Lvl 2) "The initial 1003 signed by the loan originator is missing from the loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8TQNR1E7US6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	30.531%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx, F.A.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025, respectively.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 9.75 years on the job as an executive assistant with XXXX
BWR2 has 2.75 years on the job as a campaign manager with XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows AUS is missing. File shows AUS is available with an approved DTI of 31%. Subject loan originated on xx/xx/2021."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of xxK. Current UPB is xxK."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6ZROR4ZJXJ3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	25.418%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx, a limited liability company.
There are six prior ECB liens against the subject property in favor of the xx, which were recorded on different dates.
There is a civil judgment against the borrower in favor of xx in the amount of xx, which was recorded on xx/xx/2026.
The 1st, 2nd, and 3rd installments of borough taxes for 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The 4th installment of borough taxes is due in the amount of xx on xx/xx/2026.
No prior delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the occupancy of the subject property is stated as investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
BWR is self-employed and has been running multiple businesses for 11 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2022."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved as NOO at 25.41%. Tape shows lender used YTD profit and loss statements that are not signed by the borrower for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR is self-employed and has been running multiple businesses for 11 years. FICO 690 and xxK equity in the subject."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved as NOO at 25.41%. Tape shows lender used YTD profit and loss statements that are not signed by the borrower for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR is self-employed and has been running multiple businesses for 11 years. FICO 690 and xxK equity in the subject."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UN0H0LCSHZT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	35.858%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	3.500%	xx	xx/xx/2023	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
There is a junior UCC finance statement against the borrower in favor of xx, F.A. which was recorded on xx/xx/2021.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the tape is xx. PH shows a large transaction on xx/xx/2024 and xx/xx/2025; all payments are made by the borrower.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the tape is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security and retirement income.
BWR2 receives trust income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, "xx" and the lender, "xx" on xx/xx/2023. As per the modified term, the new principal balance is xx. The monthly P&I is xx, and the interest rate is not available. The modification is beginning on xx/xx/2023 and has a maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount.	Hazard Insurance Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2021 reflects escrow holdback in the amount of xx. Proof for release of escrow holdback is missing from the loan documents."	* Compliance Testing (Lvl 3) "Tape shows the TRID/TILA violation. Further details not provided. The Infinity CE report shows the loan failed the TRID tolerance test, and the SOL of 3 years for refinance has expired."	xx	xx	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5GT2A87N09G	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	No	No	xx	xx	16.964%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with Book/Page # xx in the amount of xx with MERS as nominee for xx, xx
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 receives pension income.
BWR2 receives social security and disability income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the South Carolina complaint agency disclosure is missing. Further details not provided. Subject originated on xx/xx/2020."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VMIMTBVO95J	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.570%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The 1st installment of town taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, there was a payment dispute. Further details are not provided.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has four months on the job as a UX designer at XXXX
BWR has prior employment experience as a UX product designer with XXXX. DBA xx, between xx/xx/2019 and xx/xx/2022 for 2.16 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulations for the prohibited fees test.  The following fees were included in the test:  Attorney's Fee paid by Seller: xx  Buyer Attorney Fee paid by Borrower: xx  Courier fee paid by seller: xx  HOA dues paid by borrower: xx  HOA dues paid by borrower: xx  Real Estate Commission paid by Seller: xx  Real Estate Commission Fee paid by Seller: xx  Title - CPL paid by Borrower: xx  Title—Flood Cert paid by Borrower: xx  Title—Notice of Settlement paid by Borrower: xx  Title—Upper Court Fee Paid by Borrower: xx  Title- Tideland Search paid by borrower: xx  Undisclosed Debt Report paid by Borrower: xx  Water Bill paid by Seller: xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 reflects a point-rate lock fee at xx and an undisclosed debt report fee at xx. The CD dated xx/xx/2022 reflects a point-rate lock fee at xx and an undisclosed debt report fee at xx. This is an increase in fee of xx for charges that cannot increase. COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2022."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulations for the prohibited fees test.  The following fees were included in the test:  Attorney's Fee paid by Seller: xx  Buyer Attorney Fee paid by Borrower: xx  Courier fee paid by seller: xx  HOA dues paid by borrower: xx  HOA dues paid by borrower: xx  Real Estate Commission paid by Seller: xx  Real Estate Commission Fee paid by Seller: xx  Title - CPL paid by Borrower: xx  Title—Flood Cert paid by Borrower: xx  Title—Notice of Settlement paid by Borrower: xx  Title—Upper Court Fee Paid by Borrower: xx  Title- Tideland Search paid by borrower: xx  Undisclosed Debt Report paid by Borrower: xx  Water Bill paid by Seller: xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 reflects a point-rate lock fee at xx and an undisclosed debt report fee at xx. The CD dated xx/xx/2022 reflects a point-rate lock fee at xx and an undisclosed debt report fee at xx. This is an increase in fee of xx for charges that cannot increase. COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2022."	Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VAJCF6CA830	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.153%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is one junior mortgage against the subject property originated on xx/xx/2024 in favor of xx in the amount of xx, which was recorded on xx/xx/2024 with instrument #xx
The 1st, 2nd & 3rd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2026.
The 4th installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual installment of other taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 12.66 years at XXXX. Additionally, BWR has been SE for 17.41 years at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 32.15%. The tape shows the lender did not obtain the supporting REO docs to calculate DTI. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been SE for 12.66 years at XXXX. Additionally, BWR has been SE for 17.41 years at XXXX. FICO 781 and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on CD dated xx/xx/2022. Initial CD dated xx/xx/2022 reflects lender credit at xx. Final CD dated xx/xx/2022 reflects lender credit at xx. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2) "Settlement service providers list is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 32.15%. The tape shows the lender did not obtain the supporting REO docs to calculate DTI. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been SE for 12.66 years at XXXX. Additionally, BWR has been SE for 17.41 years at xxx. FICO 781 and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on CD dated xx/xx/2022. Initial CD dated xx/xx/2022 reflects lender credit at xx. Final CD dated xx/xx/2022 reflects lender credit at xx. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Missing Required Disclosures (Lvl 2) "Settlement service providers list is missing from the loan documents."	Moderate	Pass	Fail	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FIP1EUZUWKS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	40.620%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	3.250%	xx	xx/xx/2023	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
There is a junior mortgage against the subject property originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx  with xx.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.25%. The current UPB reflected as per tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per tape is xx.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2023.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 13 years at xx. Additionally, BWR1 has been SE as a communicator for 1.83 years.
BWR2 has 13 years on the job as an instructional strategy manager atxx. Additionally, BWR2 has 13 years on the job as an XXXX at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2023. As per the modified term, the new principal balance is xx. The monthly P&I is xx beginning on xx/xx/2023 with a maturity date of xx/xx/2053. The interest rate is not available. There is no deferred balance or principal amount that has been forgiven.	Appraisal (Incomplete) Hazard Insurance Initial 1003_Application Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2021 reflects escrow holdback in the amount of xx. Proof for release of escrow holdback is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is subject to completion of landscaping. The estimated cost to cure is not available. Available 1004D does not confirm the completion of work, and the final CD reflects the escrow holdback in the amount of xx."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the e-consent agreement is missing from the loan documents. Further details not provided. File shows the e-consent agreement is available in the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 reflects Construction Admin Fee at xx. CD dated xx/xx/2021 reflects Construction Admin Fee at xx
Loan estimate dated xx/xx/2021 reflects Loan Origination Fee at xx. CD dated xx/xx/2021 reflects Loan Origination Fee at xx.
Loan estimate dated xx/xx/2021 reflects Appraisal Fee at xx. CD dated xx/xx/2021 reflects Appraisal Fee at xx
Loan estimate dated  xx/xx/2021 does not reflect Document Preparation Fee. CD dated xx/xx/2021 reflects Document Preparation Fee at xx
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by the originator is missing from the loan document"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2) "Hazard insurance is missing from the loan document"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 reflects Construction Admin Fee at xx. CD dated xx/xx/2021 reflects Construction Admin Fee at xx
Loan estimate dated xx/xx/2021 reflects Loan Origination Fee at xx. CD dated xx/xx/2021 reflects Loan Origination Fee at xx.
Loan estimate dated xx/xx/2021 reflects Appraisal Fee at xx. CD dated xx/xx/2021 reflects Appraisal Fee at xx
Loan estimate dated  xx/xx/2021 does not reflect Document Preparation Fee. CD dated xx/xx/2021 reflects Document Preparation Fee at xx
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by the originator is missing from the loan document"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "Hazard insurance is missing from the loan document"	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UTK18YIJHSD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	28.838%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.A.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of town taxes for 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2026.
The 4th installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
The loan has not been modified since origination.
As per the tape, the subject property is owner-occupied.
No information has been found related to damage or repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as an application scientist at XXXX. Previously, BWR had 8.91 years on the job as a medical technologist at the XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 28.83%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 2 months on the job as an application scientist at XXXX, FICO 792, 0X30 in the last 24 months, and xxK equity in the subject."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 28.83%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 2 months on the job as an application scientist at XXXX, FICO 792, 0X30 in the last 24 months, and xxK equity in the subject."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6OX65HN78A0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	38.765%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
There is one junior mortgage against the subject property in favor of the xx, National Association, which was recorded on xx/xx/2025 in the amount of xx.
There is a junior UCC finance statement against the borrower in favor of xx, F.A. which was recorded on xx/xx/2021 with instrument #xx
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied to the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.50%. The current UPB, as reflected on the tape, is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected on the tape, is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.66 years on the job as a VP of sales with XXXX.   BWR2 has been SE as a processor/LO for 6 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 38.76%. Tape shows increased DTI of 43.50% and missing VOE. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 6.66 years on the job as a VP of sales with XXXX; BWR2 has been SE as a processor/LO for 6 years, FICO 778, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 2)     "This loan failed the homeownership counseling organization's disclosure date test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the written list of service providers disclosure date test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. The initial LE dated xx/xx/2021 was delivered on xx/xx/2021, which is more than 3 business days from the initial application date of xx/xx/2021."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2) "The hazard insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 38.76%. Tape shows increased DTI of 43.50% and missing VOE. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 6.66 years on the job as a VP of sales with XXXX; BWR2 has been SE as a processor/LO for 6 years, FICO 778, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 2)     "This loan failed the homeownership counseling organization's disclosure date test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the written list of service providers disclosure date test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. The initial LE dated xx/xx/2021 was delivered on xx/xx/2021, which is more than 3 business days from the initial application date of xx/xx/2021."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "The hazard insurance policy is missing from the loan documents."	Moderate	Pass	Fail	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H15TDLFH5Y5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	17.510%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, xx
There is an active mortgage against the subject property in favor of xx in the amount of xx, which originated on xx/xx/2017 and was recorded on xx/xx/2017 with instrument #xx As per the subordination agreement located at Ln#xx#41 dated xx/xx/2021, this mortgage was subordinated to the subject mortgage.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 are due in the amount of xx on xx/xx/2026 and xx/xx/206.
The annual sewer charges for 2025 have been delinquent in the amount of xx, which was due on xx/xx/2026 and is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.88%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE for 13 years at XXXX
BWR2 has 8.83 years on the job as a compensation manager with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxM. Current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved at 17.51%. Tape shows CPA letter is missing, and lender used an un-audited YTD P&L statement for SE income calculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has been SE for 13 years at XXXX; BWR2 has 8.83 years on the job as a compensation manager with XXXX, and FICO 768."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at xxM. Current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved at 17.51%. Tape shows CPA letter is missing, and lender used an un-audited YTD P&L statement for SE income calculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has been SE for 13 years at xxx; BWR2 has 8.83 years on the job as a compensation manager with xxx, and FICO 768."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GLJCCA39A5F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington D.C.	xx	xx	xx	Washington D.C.	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	40.280%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The first installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx. PH shows a large principal curtailment on xx/xx/2024 in the amount of xx. As per the comment dated xx/xx/2025, the payment is BWR payment.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.5 years on the job as an analyst at the XXXX
BWR2 has 1.08 years on the job as an analyst at the XXXX. Previously, BWR2 had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the AUS report is missing. Further details not provided. The file shows the AUS report is available."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N551V8NP7D2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	35.432%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	3.500%	xx	xx/xx/2023	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied to the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.50%. The current UPB as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per the tape is xx.
The loan was modified on xx/xx/2023.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.41 years on the job as an associate director of finance at XXXX
BWR2 has 3.58 years on the job as a senior finance manager at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, aka xx, and the lender, xx, on xx/xx/2023. As per the modified term, the new principal balance is xx. The monthly P&I is xx beginning on xx/xx/2023 with a maturity date of xx/xx/2053. The interest rate is not available. There is no deferred balance and principal-forgiven amount.	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows unable to verify assets using third-party records. Bank statements in the file show that xxK satisfies the cash-to-close requirement of xxK at closing. Further details not provided."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate as it is understated by more than xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report dated xx/xx/2021 located at xx, the subject property is a single family, and as per the prior mortgage rider document located at xx, the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at xx, reflecting that the home is affixed permanently to the land."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate as it is understated by more than xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report dated xx/xx/2021 located at xx, the subject property is a single family, and as per the prior mortgage rider document located at xx, the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at xx, reflecting that the home is affixed permanently to the land."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TW00LS64308	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	351	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	41.156%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx
There is a prior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2023. The amount of lien is not provided.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 were due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6 months on the job as an accounting tech at XXXX. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
																																																																																							* Compliance Testing (Lvl 3) "Tape shows TRID/TILA violation with an active SOL. Infinity CE report shows the subject loan passed all tests. Further details not provided. Subject originated on xx/xx/2023."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GES1WHZDR4C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	36.557%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	3.750%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx, F.A.
There is a UCC finance statement against the borrower in favor of xx, F.A. which was recorded on xx/xx/2021.
There is one active residential construction contract and lien (XXXXs lien) against the borrower in favor of xx, in the amount of xx, which was recorded on xx/xx/2021.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx. As per the tape, the subject property is owner-occupied. Unable to determine the reason for default. No details pertaining to the damage to the subject property have been observed. The loan was modified on xx/xx/2021. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR1 has 6.83 years on the job as an asset manager with XXXX. BWR2 has 12.83 years on the job as an associate with XXXX Investments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.750% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan amount of xxM is greater than the maximum guideline requirement. Further details not provided. Subject loan originated on xx/xx/2020."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WI24ZA4ALC8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	29.568%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx, F.A.
There is an active junior mortgage against the subject property in favor of xx in the amount of xx which originated on xx/xx/2025 and recorded on xx/xx/2025 with the instrument #xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the tape is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
Unable to determine the reason for default.
No information has been found related to damage or repairs.
As per the seller’s tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.41 years on the job as a secondary math instructor at the XXXX
BWR2 has been SE for 13.917 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 29.56%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 5.41 years on the job as a secondary math instructor at the XXXX. BWR2 has been SE for 13.91 years at XXXX, FICO 797."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at xxK. Current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 29.56%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 5.41 years on the job as a secondary math instructor at the xxx. BWR2 has been SE for 13.91 years at XXXX, FICO 797."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S5F3FQ1I68I	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2023	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	31.917%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx
There is an active municipal lien against the subject property in favor of the xx, which was good through xx/xx/2026 in the amount of xx.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is occupied by an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13 years on the job as a senior manager at XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase. Subject originated on xx/xx/2023."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject is a condotel unit at the XXXX, located in the city of XXXX. XXXX search shows an estimated value of xxK. Current UPB is xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z98RXWOHEHY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Alternative	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	22.766%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	5.375%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx, F.A.
There is a junior UCC lien against the borrower in favor of xx, F.A. which was recorded on xx/xx/2022.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.375%. The current UPB reflected as per the tape is xx.
PH shows a large transaction of principal payments other than P&I on xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2025 in the total amount of xx. As per the comments dated xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2025, these are the borrowers payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2023.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 4 years as a dentist at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2023. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.375% beginning on xx/xx/2024 and a maturity date of xx/xx/2054. There is no deferred balance and principal-forgiven amount.	Initial 1003_Application	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. The subject loan originated on xx/xx/2022. The PH does not show the information about last MI payments.
xx/xx/2026: Seller commented the MI is inactive."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 22.77%. Tape shows the lender did not document the tax return to verify SE income. Further details not provided. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has been SE for 4 years as a dentist at xx, FICO 790, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that in total cannot increase more than 10% tolerance test. The initial LE dated xx/xx/2022 reflects the recording fee at xx. The final CD dated xx/xx/2022 reflects the recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. A valid COC for the increase in fee is not available. The subject loan is a refinance case that originated on xx/xx/2022, and the 3-year SOL has expired."
* Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 22.77%. Tape shows the lender did not document the tax return to verify SE income. Further details not provided. Lender defect. Subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has been SE for 4 years as a xx at xx, FICO 790, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that in total cannot increase more than 10% tolerance test. The initial LE dated xx/xx/2022 reflects the recording fee at xx. The final CD dated xx/xx/2022 reflects the recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. A valid COC for the increase in fee is not available. The subject loan is a refinance case that originated on xx/xx/2022, and the 3-year SOL has expired."
																																																																																									* Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QGR7IDCE7OX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	No	Loss Mitigation	Chapter 7	xx	$0.00	No	xx	Not Applicable	xx	6.125%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.031%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument # xx in the amount of xx with xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.880%. The current UPB reflected as per the payment history is xx. The PH tape data reflects a deferred amount of xx, and the deferred agreement is located at 237541455, page #xx and Page #1004.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is the death of a family member.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
The foreclosure was initiated on the loan in 2025. As per the servicing comment dated xx/xx/2025, the foreclosure case has been closed due to reinstatement. Further details were not provided.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2014. The BK was discharged on xx/xx/2015 and terminated on xx/xx/2015.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.

Foreclosure Comments:The foreclosure was initiated on the loan in 2025. As per the servicing comment dated xx/xx/2025, foreclosure is on hold due to loss mitigation. As per the servicing comment dated xx/xx/2025, the foreclosure case has been closed due to reinstatement. Further details were not provided.

Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2014. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2015 and terminated on xx/xx/2015.	This is a conventional adjustable-rate mortgage with a P&I of xx, a rate of interest of 6.1250%, and a maturity date of xx/xx/2037. The P&I as per payment history is xx, and the rate of interest is 2.880%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan was modified on xx/xx/2021. The modification agreement is missing from the loan file.	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows HUD-1 is missing, and the subject property is located in a non-UAL state. File shows HUD-1 is available and CE is tested."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2) "Evidence of hazard insurance is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "Evidence of hazard insurance is missing from the loan documents."	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W89GMKZ0VXA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.260%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.25%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected on the tape, is xx.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower's family member.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13.41 years on the job as a director of digital transformation with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2021 reflects escrow holdback in the amount of xx. Proof for release of escrow holdback is missing from the loan documents."
* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH shows last MI payment applied on xx/xx/2025."	* Compliance Testing (Lvl 3) "Tape shows TRID/TILA violation with SOL expired. Infinity CE report shows the subject loan passed all tests. Further details not provided. Subject originated on xx/xx/2021."	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CF28QCCHUQT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	44.511%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 2.25 years on the job as a professor with XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Right of Rescission Transmittal (1008)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject approved at 44.51%. Tape shows DTI 44.5% exceeds 43% threshold of DTI. Further details not provided. Lender defect. Subject originated xx/xx/2021 and the 3 year SOL has expired. BWR has 2.25 years as a professor at XXXX. FICO 777. xxK equity in subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 does not reflect Loan Origination Fee. Final CD dated xx/xx/2021 reflects Loan Origination Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.51%, as the borrower's income is xx, and total expenses are in the amount of xx. The loan was underwritten by DU (Locator #XXXX.pdf_Pg #57), and its recommendation is "Approve/Eligible" with a DTI of 44.51%."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xxx search shows an estimated value at xxK. Current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject approved at 44.51%. Tape shows DTI 44.5% exceeds 43% threshold of DTI. Further details not provided. Lender defect. Subject originated xx/xx/2021 and the 3 year SOL has expired. BWR has 2.25 years as a xxx at xxx. FICO 777. xxK equity in subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 does not reflect Loan Origination Fee. Final CD dated xx/xx/2021 reflects Loan Origination Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.51%, as the borrower's income is xx, and total expenses are in the amount of xx. The loan was underwritten by DU (Locator #XXXX.pdf_Pg #57), and its recommendation is "Approve/Eligible" with a DTI of 44.51%."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W7I68OB4EM3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2018	xx/xx/2018	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	4.625%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is one junior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2021 in the amount of xx. The credit card judgment lien started the foreclosure.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.625% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "The subject loan closed without VA funding fee. Reaching out to seller to clarify."	* Compliance Testing (Lvl 3) "Tape shows subject is a VA IRRRL loan and points and fees exceed 1% of the loan amount. Infinity compliance results show that the loan does not fail the VA point and fees test."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB: xxK."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2018 reflects points—a loan discount fee of xx. The CD dated xx/xx/2018 reflects points—a loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance, originated on xx/xx/2018, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xxx search shows an estimated value at xxK. Current UPB: xxK."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2018 reflects points—a loan discount fee of xx. The CD dated xx/xx/2018 reflects points—a loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance, originated on xx/xx/2018, and the 3-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SFOOCNHZ5D7	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.570%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 3.00 years on the job as business XXXX at XXXX. Additionally, BWR receives boarder income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 5.50000%, and a maturity date of xx/xx/2049. The P&I as per payment history is xx, and the rate of interest is 5.500%. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	xx	3: Curable		* Required Documentation Missing or Incomplete (Lvl 3) "The subject loan has a single-premium MI plan, and the full amount for MI is charged at closing."	xx	xx	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B9P9B9GGAYO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2007	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	48.814%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	4.750%	xx	xx/xx/2021	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx in the amount of xx with MERS as nominee for xx.
There are 3 junior IRS liens against the borrower in favor of the xx, which were recorded on xx/xx/2011, xx/xx/2024, and xx/xx/2024, in the total amount of xx.
There is a junior IRS lien against the borrower in favor of the xx, which was recorded on xx/xx/2007, in the amount of xx.
There is a junior state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2011 in the amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There are 4 junior civil judgments against the borrower in favor of different plaintiffs, which were recorded on different dates, in the total amount of xx.
There are 4 junior credit card judgments against the borrower in favor of different plaintiffs, which were recorded on different dates, in the total amount of xx.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2026, the reason for default is payment dispute.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.750% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The HUD-1 dated xx/xx/2007 reflects cash to in the amount of xx."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The HUD-1 dated xx/xx/2007 reflects cash to in the amount of xx."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4UPUJ40E58F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.140%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument # xx in the amount of xx with xx
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The water/sewer charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.00%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2018.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2026, the RFD is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2025, the FC file closed on xx/xx/2025 due to reinstatement. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2025, the foreclosure file closed on xx/xx/2025 due to reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 10.14%, and a maturity date of xx/xx/2036. The P&I as per payment history is xx, and the rate of interest is 4.00%. There is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan was modified on xx/xx/2018. The modification agreement is missing from the loan file.	Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. xx search shows an estimated value of xxK. Current UPB is xxK."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8IK3GEVJMRS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.739%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
There is a junior UCC lien against the subject property in favor of xx, F.A. which was recorded on xx/xx/2022.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 6.58 years at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Right of Rescission	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows a TRID/TILA violation (SOL expired). Infinity compliance report shows the loan failed the TRID/TILA violation. The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects loan origination fee at xx. Final CD dated xx/xx/2022 reflects loan origination fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects loan origination fee at xx. Final CD dated xx/xx/2022 reflects loan origination fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HHUK0DTCHM7	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.922%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument book # xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument book # xx in the amount of xx with MERS as nominee for xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.490%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.490%. The current UPB, as reflected in the payment history, is xx.
As per tape, the subject property is currently owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
BWR has 3.75 years on the job as an executive team leader xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as is. The tape and condo questionnaire shows the subject condo project is pending due to critical repairs such as safety issues involving gate and fence replacement and walkway repavement. Special assessment in the amount of xx. XXXX search shows an estimated value of xxK. The current UPB is xxK."	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Compliance Audit / Quality Control Fee paid by Borrower: xx
Document Preparation Fee paid by Borrower: xx
Lock Extention paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Compliance Audit / Quality Control Fee paid by Borrower: xx
Document Preparation Fee paid by Borrower: xx
Lock Extention paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OUC5BUK9ATF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Other	XXXX	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2019	xx/xx/2019	VA	Fixed	Refinance	xx	xx	Not Applicable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with xx in the amount of xx with MERS as nominee for xx.
There are two active water/sewer liens against the subject property in favor of xx, which were recorded on xx/xx/2020 and xx/xx/2025 in the amount of xx.
There is an active HOA lien against the subject property in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
The 1st and 2nd installments of combined taxes for 2023 were paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Credit Report
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Origination Appraisal
Right of Rescission
																																																																																			Transmittal (1008)	xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "Subject closed as a VA loan and could not determine if a one-time VA funding fee was charged to BWR at closing, as the final CD is missing from the loan file. Reaching out to the seller to verify active MI status."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final closing disclosure is missing from the loan documents."	xx	xx									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5EQXH0KCOJ1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	40.941%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx, F.A.
There is a UCC financing statement against the property in favor of xx. that was recorded on xx/xx/2022 with instru# XXXX.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.5000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE for 23.66 years at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity compliance report show the subject loan failed for a TILA/TRID violation and the 3-year SOL for refinance has expired. Further details are not provided. The loan originated on xx/xx/2022."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2021 reflects Administration Fee at xx. The CD dated xx/xx/2022 reflects Administration Fee at xx. The loan estimate dated xx/xx/2021 reflects Loan Origination Fee at xx. The CD dated xx/xx/2022 reflects Loan Origination Fee at xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2) "Evidence of hazard insurance is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2021 reflects Administration Fee at xx. The CD dated xx/xx/2022 reflects Administration Fee at xx. The loan estimate dated xx/xx/2021 reflects Loan Origination Fee at xx. The CD dated xx/xx/2022 reflects Loan Origination Fee at xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement is missing from the loan file."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "Evidence of hazard insurance is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R9UOXNUY6DF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.290%	360	xx/xx/2005	xx/xx/2005	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	20.914%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.580%	xx	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument #xx in the amount of xx with xx, FSB.
There is an active junior mortgage against the subject property in favor of xx, FA, a Federal Association, in the amount of xx, which originated on xx/xx/2006 and was recorded on xx/xx/2006 with the instrument #xx
There is an active real estate tax lien against the subject property in favor of the xx, Supervisor Deferral Unit, which was recorded on xx/xx/2023 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.580%. The current UPB is xx, and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx, and the deferred balance is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2012. The BK was discharged on xx/xx/2012 and terminated on xx/xx/2012.
As per tape, the subject property is currently owner-occupied

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2012. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The BK was discharged on xx/xx/2012 and terminated on xx/xx/2012.	This is a conventional fixed-ARM mortgage with a P&I of xx, a rate of interest of 6.2900%, and a maturity date of xx/xx/2035. The P&I as per payment history is xx, and the rate of interest is 6.580%. As per the seller’s tape data, the loan was modified on xx/xx/2021. The modification agreement is missing from the loan file.

Initial 1003_Application Missing or error on the Rate Lock Prepayment Penalty Rider	xx	2: Acceptable with Warnings	* Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Prepayment Rider Missing (Lvl 2) "The prepayment rider is missing from the loan documents."	* Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Prepayment Rider Missing (Lvl 2) "The prepayment rider is missing from the loan documents."	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UR19TK6BZ9U	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	No	No	xx	Not Applicable	39.685%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx, F.A.
There are two junior UCC liens against the subject property in favor of xx, which were recorded on xx/xx/2022.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of school taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 9.91 years at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.68%. Tape shows the lender did not verify the SE income used for qualification. Lender defect. The subject originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been SE for 9.91 years at XXXX, FICO 802, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 2)     "Loan failed RESPA homeownership counseling organizations disclosure date test as the homeownership counseling organization disclosure were issued 4 days after initial application date.  Initial application date is xx/xx/2022 and the documents are dated xx/xx/2022."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed compliance ease delivery and timing test for initial loan estimate dated xx/xx/2022 and electronically signed on xx/xx/2022 of which is greater than 3 days from the initial application date xx/xx/2022. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022.
Subject loan is refinance case, originated on xx/xx/2022 and the 3-year SOL has expired.

Loan failed SSPL Document date test. Loan originator received initial application on xx/xx/2022. SSPL document date is xx/xx/2022 which is more than 3 business days from the initial application date xx/xx/2022. Subject loan is refinance case, originated on xx/xx/2022 and the 3-year SOL has expired."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.68%. Tape shows the lender did not verify the SE income used for qualification. Lender defect. The subject originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been SE for 9.91 years at XXXX, FICO 802, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 2)     "Loan failed RESPA homeownership counseling organizations disclosure date test as the homeownership counseling organization disclosure were issued 4 days after initial application date.  Initial application date is xx/xx/2022 and the documents are dated xx/xx/2022."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed compliance ease delivery and timing test for initial loan estimate dated xx/xx/2022 and electronically signed on xx/xx/2022 of which is greater than 3 days from the initial application date xx/xx/2022. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx/xx/2022 delivered on xx/xx/2022 which is more than 3 business days from initial application date xx/xx/2022.
Subject loan is refinance case, originated on xx/xx/2022 and the 3-year SOL has expired.

																																																																																									Loan failed SSPL Document date test. Loan originator received initial application on xx/xx/2022. SSPL document date is xx/xx/2022 which is more than 3 business days from the initial application date xx/xx/2022. Subject loan is refinance case, originated on xx/xx/2022 and the 3-year SOL has expired."	Moderate	Pass	Pass	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CT8N3G9KFIE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Washington D.C.	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.748%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The 1st installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.25 years on the job as a senior associate with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.74% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (Locator# XXXX.pdf Page #379) and its recommendation is approve/eligible with a DTI of 44.75%."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.74% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (Locator# XXXX.pdf Page #379) and its recommendation is approve/eligible with a DTI of 44.75%."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ENEEG9GIHUA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	20.739%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
There is a XXXX's lien against the borrower in favor of xx, which was recorded on xx/xx/2021 in the amount of xx.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of xx on xx/xx/2025 and on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 5.83 years on the job as an XXXX. Additionally, BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Transmittal (1008)	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity CE report show the loan failed the QM points and fees test. Further details not provided. Subject originated xx/xx/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed the TRID total of payments test due to the total of payments disclosed on the final CD as xx. The calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx.

This loan failed the TRID foreclosure rescission total of payments test due to the total of payments disclosed on the final CD as xx. The calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx.

The loan failed charges that cannot increase the 0% tolerance test.  The initial loan estimate dated xx/xx/2020 does not reflect points - loan discount fee. The final CD dated xx/xx/2021 reflects points - loan discount fee of xx. The initial loan estimate dated xx/xx/2020 reflects the mortgage broker fee. The final CD dated xx/xx/2021 reflects the mortgage broker fee of xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/2021, and the 3-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan failed the GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged of xx exceed the fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Application Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

The loan failed the qualified mortgage lending policy points and fees test due to fees charged of xx exceed the fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Application Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed the TRID total of payments test due to the total of payments disclosed on the final CD as xx. The calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx.

This loan failed the TRID foreclosure rescission total of payments test due to the total of payments disclosed on the final CD as xx. The calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx.

The loan failed charges that cannot increase the 0% tolerance test.  The initial loan estimate dated xx/xx/2020 does not reflect points - loan discount fee. The final CD dated xx/xx/2021 reflects points - loan discount fee of xx. The initial loan estimate dated xx/xx/2020 reflects the mortgage broker fee. The final CD dated xx/xx/2021 reflects the mortgage broker fee of xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/2021, and the 3-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan failed the GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged of xx exceed the fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Application Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

The loan failed the qualified mortgage lending policy points and fees test due to fees charged of xx exceed the fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Application Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RP5YMR0ZCVC	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Alaska	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.861%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx dba xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 17.41 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and the Infinity CE report show the subject loan is an HPML loan. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.491% exceeds APR threshold of 8.430% over by +0.061%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.491% exceeds APR threshold of 8.430% over by +0.061%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4VNXJNU3DGY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	44.780%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 25 years at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.78%. Tape shows an unaudited YTD P&L and is missing REO documentation, including the mortgage statement required to confirm PITIA. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 25 years at XXXX, FICO 663, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2020 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2021 reflects Points—Loan Discount Fee at xx. The loan estimate dated xx/xx/2020 reflects a loan origination fee of xx. The CD dated xx/xx/2021 reflects a loan origination fee of xx. The loan estimate dated xx/xx/2020 reflects transfer taxes at xx. The CD dated xx/xx/2021 reflects transfer taxes at xx. This is a cumulative increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance case that originated on xx/xx/2021, and the 3-year SOL has expired."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.78%, as the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (Locator #XXXX.pdf_Pg #2254), and its recommendation is "Approve/Eligible" with a DTI of 44.78%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.78%. Tape shows an unaudited YTD P&L and is missing REO documentation, including the mortgage statement required to confirm PITIA. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 25 years at xxx, FICO 663, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2020 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2021 reflects Points—Loan Discount Fee at xx. The loan estimate dated xx/xx/2020 reflects a loan origination fee of xx. The CD dated xx/xx/2021 reflects a loan origination fee of xx. The loan estimate dated xx/xx/2020 reflects transfer taxes at xx. The CD dated xx/xx/2021 reflects transfer taxes at xx. This is a cumulative increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance case that originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.78%, as the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (Locator #XXXX.pdf_Pg #2254), and its recommendation is "Approve/Eligible" with a DTI of 44.78%."	Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YA208X89NKL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	xx	32.687%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx, F.A.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the tape is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property's occupancy is stated as an investor.
As per the collection comment dated xx/xx/2026, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 6 years on the job as a senior regulatory managerxx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance."	* Compliance Testing (Lvl 3) "Tape shows a TILA/TRID violation on the subject loan, and SOL has expired. Infinity does not perform regulatory compliance tests on NOO loans. The subject loan originated on xx/xx/2021, and the 3-year TILA/TRID SOL has expired. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
883DSCW742J	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.999%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.045%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx with MERS as nominee for xx
There are three prior credit card judgments against the borrower in favor of xx, which were recorded on xx/xx/2014, xx/xx/2025, and xx/xx/2024, in the total amount of xx.
There are two prior state tax liens against the borrower in favor of the xx, which were recorded on xx/xx/2001 and xx/xx/2010, in the total amount of xx.
There is a prior XXXX's lien against the subject property in favor of the xx, Licensing and Regulation, which was recorded on xx/xx/2015 in the amount of xx.
There is a prior IRS lien against the borrower in favor of the xx, which was recorded on xx/xx/2023 in the amount xx.
The 1st and 2nd installments of county taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
The 1st, 2nd, 3rd, and 4th installments of utilities/MUD charges for 2025 have been paid in the total amount of xx on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.999%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and the Infinity CE report show the subject loan is an HPML. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.336% exceeds APR threshold of 8.370% over by +0.966%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the MD COMAR higher-priced mortgage loan test due to an APR calculated at 9.336% exceeds APR threshold of 8.370% over by +0.966%."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.336% exceeds APR threshold of 8.370% over by +0.966%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																									Loan failed the MD COMAR higher-priced mortgage loan test due to an APR calculated at 9.336% exceeds APR threshold of 8.370% over by +0.966%."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BUN836PUOWU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2015	xx/xx/2015	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.530%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 in Book 4007, Page 681, in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.16 years on the job as an engineering apprentice machinist in manufacturing with XXXX.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal is as is. Photo addendum shows significant deferred maintenance such as rotted windows, missing siding, unfinished interior walls and ceilings, and an incomplete bathroom. The cost to cure is not provided in the loan file. The 1004d completion report is missing from the loan documents. Subject originated xx/xx/2015."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows W2 is missing for year 2014. File shows the W2 is available for the year 2014. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TILA finance charge test. Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx.

Loan failed TILA APR test because APR calculated at 4.613% exceeds APR threshold of 5.500% under disclosed by -0.887%."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.500% exceeds APR threshold of 4.900% over by +0.600%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated at 5.500% exceeds APR threshold of 4.900% over by +0.600%."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TILA finance charge test. Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx.

Loan failed TILA APR test because APR calculated at 4.613% exceeds APR threshold of 5.500% under disclosed by -0.887%."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.500% exceeds APR threshold of 4.900% over by +0.600%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated at 5.500% exceeds APR threshold of 4.900% over by +0.600%."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q2DUJ0QJRVC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	240	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	25.474%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx, F.A.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water/sewer charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The UPB is not provided in the payment history. Per tape as of xx/xx/2026, the current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14.75 years on the job as a manager of information technology at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Right of Rescission	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 25.47%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 14.75 years on the job as a manager of information technology at XXXX, FICO 752."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 25.47%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 14.75 years on the job as a xxx at xxx, FICO 752."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OBM45UGUBVT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,689.00	xx	5.625%	360	xx/xx/2023	xx/xx/2023	Conventional	ARM	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	35.581%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with an instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
There is a junior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2023.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.625%. The current UPB reflected as per the tape data is xx. This loan is interest-only for 18 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape data is xx.
Unable to determine the RFD.
As per tape data, the subject property is owner-occupied.
As per tape data, the loan was modified on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 12.16 years on the job as a vice president xx. Also, BWR receives other income and trust income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional ARM-rate mortgage originated on xx/xx/2023 with a P&I of xx, a rate of interest of 5.625%, and a maturity date of xx/xx/2054. The P&I as per payment history is xx, and the rate of interest is 5.625%. The current UPB is xx. There is a difference in P&I with respect to the note. As per the seller’s tape data, the loan has been modified on xx/xx/2025. The modification agreement is missing from the loan file. The loan was modified twice since origination.	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. The subject loan originated on xx/xx/2023.The PH does not show the information about last MI payments.
xx/xx/2026: Seller commented the MI is inactive."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 35.79%. Tape shows trust letters used for qualification were provided by BWR, were not dated, and are not allowed as per guidelines. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired. BWR1 has 12.16 years on the job as a vice president with XXXX. Also, BWR receives other income and trust income, FICO 780, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 35.79%. Tape shows trust letters used for qualification were provided by BWR, were not dated, and are not allowed as per guidelines. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired. BWR1 has 12.16 years on the job as xx with xxx. Also, BWR receives other income and trust income, FICO 780, and xxK equity in the subject."
																																																																																									* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AHEXEDT5GL6	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Secondary	Yes	Yes	No	xx	Not Applicable	18.132%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx
There is an active HOA lien against the subject property in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.25%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the tape, the subject property is a second home.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.33 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 18.13%. The tape shows VOE is missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 5.33 years at XXXX. FICO 726, xxK equity in the subject."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects lender credit at xx. Initial CD dated xx/xx/2021 reflects lender credit at xx. This is decrease of +xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2021 and the 1-year SOL has expired."
* LE/CD Issue date test Fail (Lvl 2)     "Loan failed compliance ease delivery and timing test for initial closing disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is on the consummation date xx/xx/2021."
* Missing Initial 1003_Application (Lvl 2) "Initial application is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 18.13%. The tape shows VOE is missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 5.33 years at xxx. FICO 726, xxK equity in the subject."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects lender credit at xx. Initial CD dated xx/xx/2021 reflects lender credit at xx. This is decrease of +xx for fee which has 0% tolerance test. Valid COC for the decrease in xx is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2021 and the 1-year SOL has expired."
* LE/CD Issue date test Fail (Lvl 2)     "Loan failed compliance ease delivery and timing test for initial closing disclosure dated xx/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2021 which is on the consummation date xx/xx/2021."
																																																																																									* Missing Initial 1003_Application (Lvl 2) "Initial application is missing from the loan documents."	Moderate	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2Q20DILLYJH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.535%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 8.83 years on the job as a processing manager withxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* AUS is missing (Lvl 4) "The tape and file show the AUS report is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is; the photo addendum shows the peeling plaster on the pool walls. The estimated cost to cure is in the amount of xx. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects an appraisal fee at xx. CD dated xx/xx/2021 reflect an appraisal fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2021, and the TRID SOL of 1 year has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 reflects an appraisal fee at xx. CD dated xx/xx/2021 reflect an appraisal fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2021, and the TRID SOL of 1 year has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DGD1Y39SMLL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	41.714%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.750%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
There is a junior UCC initial filing in favor of xx, F.A. which was recorded on xx/xx/2021.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.750%. The current UPB as per tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 12.41 years on the job as a XXXX with The xx.
Additionally, BWR1 receives SSI.
BWR2 has 20.91 years on the job as a bid manager xx.
Additionally, BWR2 receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.750% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance and principal forgiven amount. The loan has been modified five times since origination.	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "The final CD dated xx/xx/2021 reflects an escrow holdback in the amount of xx. Proof for release of escrow holdback is missing from the loan documents."	* Compliance Testing (Lvl 3) "Tape shows a TRID/TILA violation (SOL expired). Infinity compliance report shows the loan failed the TRID/TILA violation. The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ECW61T97MVR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	42.860%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	4.500%	xx	xx/xx/2023	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx, F.A.
There is a UCC lien against the subject property in favor of xx, F.A, which was recorded on xx/xx/2022.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for default.
The loan was modified on xx/xx/2023.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR was qualified using an offer letter as a director of business development xx. Previously, BWR had 1.92 years on the job as a XXXX xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2023. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.500% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount.	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "The final CD dated xx/xx/2022 reflects an escrow holdback in the amount of xxK. Proof for the release of the escrow holdback is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.86%. The tape shows miscalculation of the monthly insurance premium. The revised DTI calculated using the correct monthly hazard insurance premium of xx instead of xx is 43.12%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR was qualified using an offer letter as a director of business development xx. Previously, BWR had 1.92 years on the job as a XXXX xx FICO 774 and xxK equity in the subject."
* Compliance Testing (Lvl 2)     "Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 4.701% exceeds the APR threshold of 4.670% over by +0.031%."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect the Points - Loan Discount Fee. The CD dated xx/xx/2022 reflects the Points - Loan Discount Fee at +xx. The loan estimate dated xx/xx/2021 reflects the Loan Origination Fee at xx. The CD dated xx/xx/2022 reflects the Loan Origination Fee at xx. This is a cumulative increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2022, and the 3-year SOL has expired."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.86%. The tape shows miscalculation of the monthly insurance premium. The revised DTI calculated using the correct monthly hazard insurance premium of xx instead of xx is 43.12%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR was qualified using an offer letter as a director of business development xx. Previously, BWR had 1.92 years on the job as a XXXX xx FICO 774 and xxK equity in the subject."
* Compliance Testing (Lvl 2)     "Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 4.701% exceeds the APR threshold of 4.670% over by +0.031%."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect the Points - Loan Discount Fee. The CD dated xx/xx/2022 reflects the Points - Loan Discount Fee at +xx. The loan estimate dated xx/xx/2021 reflects the Loan Origination Fee at xx. The CD dated xx/xx/2022 reflects the Loan Origination Fee at xx. This is a cumulative increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2022, and the 3-year SOL has expired."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MNQHS5UHQYN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	49.550%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, ISAOA.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a tutor for 5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows TRID/TILA violation with SOL expired. Infinity CE report shows the subject loan passed all compliance tests. Further details not provided. Subject originated xx/xx/2021."	* Intent to Proceed Missing (Lvl 2) "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.55%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by LP (Locator# XXXX.pdf_Pg#683) and its recommendation is Accept with a DTI of 50.00%."	* Intent to Proceed Missing (Lvl 2) "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.55%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by LP (Locator# xx.pdf_Pg#683) and its recommendation is Accept with a DTI of 50.00%."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9KE603IR9RL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	49.877%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual utility/MUD charges for 2025 have been paid in the amount of xx on xx/xx/2025.
The 1st installment of town taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.459%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 2.41 years at XXXX
Additionally, BWR1 has been SE for 2.41 years at XXXX
BWR2 has been SE for 4.33 years at XXXX
BWR3 has been SE for 1.91 years at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.88%. Tape shows lender did not document complete YTD P&L statement. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has been SE for 2.41 years at XXXX; BWR2 has been SE for 4.33 years at XXXX; BWR3 has been SE for 1.91 years at XXXX, FICO 774, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.  The below fees were included in the test: Application Fee paid by Borrower: xx Lock Extension Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan fails the prohibited fees test. The below fees were included in the test: Administration fee 1 paid by borrower: xx Buyer's legal fee paid by borrower: xx Lock extension fee paid by borrower: xx Title - Closing protection letter fee paid by borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 does not reflect the lock extension fee. The CD dated xx/xx/2022 reflects lock extension fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/2022, and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.  The below fees were included in the test: Application Fee paid by Borrower: xx Lock Extension Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.87%, as the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (XXXX Pg#1383), and its recommendation is "Approve/Eligible" with a DTI of 49.87%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.88%. Tape shows lender did not document complete YTD P&L statement. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has been SE for 2.41 years at XXXX; BWR2 has been SE for 4.33 years at XXXX; BWR3 has been SE for 1.91 years at XXXX, FICO 774, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.  The below fees were included in the test: Application Fee paid by Borrower: xx Lock Extension Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan fails the prohibited fees test. The below fees were included in the test: Administration fee 1 paid by borrower: xx Buyer's legal fee paid by borrower: xx Lock extension fee paid by borrower: xx Title - Closing protection letter fee paid by borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 does not reflect the lock extension fee. The CD dated xx/xx/2022 reflects lock extension fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/2022, and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.  The below fees were included in the test: Application Fee paid by Borrower: xx Lock Extension Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.87%, as the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (xxxPg#1383), and its recommendation is "Approve/Eligible" with a DTI of 49.87%."	Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W19K37VXX7Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.740%	300	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	xx	7.375%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx in the amount of xx with xx.
There is an active water/sewer/utilities lien against the subject property in favor of "xx," recorded on xx/xx/2025 in the amount of xx.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of xx on xx/xx/2025 and on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB, as reflected in the payment history, is xx. Per tape, the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2025, the subject property is occupied by an unknown party.
The loan was modified on xx/xx/2018.
As per servicing comments dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the servicing comment dated xx/xx/2025, the foreclosure was put on hold for loss mitigation. As per the collection comment dated xx/xx/2025, the loan was reinstated. Further details not available.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per servicing comments dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the servicing comment dated xx/xx/2025, the foreclosure was placed on hold for loss mitigation. As per the collection comment dated xx/xx/2025, the FC was closed as the loan was reinstated. Further details not available.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers xx and lender xx, Inc. with an effective date of xx/xx/2018, and the new modified unpaid principal balance is xx, of which xx is an interest-bearing amount and the deferred amount is xx. The modified monthly P&I of xx with an interest rate of 4.375% starting on xx/xx/2018, which will be changed in 5 steps until the new maturity date of xx/xx/2058. The rate will end with 7.875%. There is no principal forgiven amount.	Initial 1003_Application Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Compliance failed state regulations for IN license validation test."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Compliance failed state regulations for IN license validation test."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QDH26K4RB2A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	49.930%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property that originated on xx/xx/2024 and was recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
The loan has not been modified since origination.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7 months on the job as a manager with XXXX. Previously, BWR1 had multiple jobs in the last 2 years.
BWR2 has been SE for 7.25 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. The current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved at 49.93%. Tape shows VOE is missing. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 7 months on the job as a manager with XXXX; BWR2 has been SE for 7.25 years at XXXX, and FICO 787."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.93% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU Locator XXXX PG#285 and its recommendation is Approve/Eligible with a DTI of 49.93%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xxx search shows an estimated value at xxK. The current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved at 49.93%. Tape shows VOE is missing. Further details not provided. Lender defect. Subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 7 months on the job as a xx with xxx; BWR2 has been SE for 7.25 years at xxx, and FICO 787."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.93% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU Locator XXXX PG#285 and its recommendation is Approve/Eligible with a DTI of 49.93%."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ADV03VEULBX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	28.081%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 49.58 years at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Initial 1003_Application Missing or error on the Rate Lock	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	xx	xx	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1GFPY8178RM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	15.584%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 1.91 years on the job as a junior loan officer at XXXX. Previously, BWR1 had 1.16 years on the job as an asset preservation coordinator at XXXX.
BWR2 has 5.91 years on the job as a communication specialist at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 15.58%. The tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 1.91 years on the job as a junior loan officer at XXXX. BWR2 has 5.91 years on the job as a communication specialist at XXXX. FICO 801."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 15.58%. The tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 1.91 years on the job as a junior xxx at xxxx. BWR2 has 5.91 years on the job as a xxx at xxxx. FICO 801."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
																																																																																									* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
254E7TFU1MN	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	30.271%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page # xx in the amount of xx with MERS as nominee for xx DBA xx.
No active judgments or liens have been found.
The annual combined taxes for 2024, 2025, and 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2024, and xx/xx/2023.
The annual utility/MUD taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual utility/MUD taxes for 2025/2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied to the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property is owner-occupied.
BWR has been SE for 1.83 years at XXXX BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows a non-compliant HPML loan. Infinity CE report shows the subject failed the HPML test. The subject originated on xx/xx/2025."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2025. The initial LE dated xx/xx/2025 reflects lender credit at xx; the final CD dated xx/xx/2025 reflects lender credit at xx. This is decrease of +xx for fee which has 0% tolerance test. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.958% exceeds APR threshold of 8.370% over by +0.588%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed MD COMAR Higher-Priced Mortgage Loan Test due to an APR calculated at 8.958% exceeds APR threshold of 8.370% over +0.588%."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.958% exceeds APR threshold of 8.370% over by +0.588%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed MD COMAR Higher-Priced Mortgage Loan Test due to an APR calculated at 8.958% exceeds APR threshold of 8.370% over +0.588%."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K89AFAWRLHR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	29.267%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx, F.A.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the tape is $ xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. The current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 29.26%. Tape shows required documentation is missing, including signed and dated 1040s, leases for the rental properties, and the pension award letter. Revised DTI is 32.91%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR receives pension income, FICO 823."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 does not reflect the points - loan discount fee. The CD dated xx/xx/2020 reflects points - loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2020, and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xxx search shows an estimated value at xxK. The current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 29.26%. Tape shows required documentation is missing, including signed and dated 1040s, leases for the rental properties, and the pension award letter. Revised DTI is 32.91%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR receives pension income, FICO 823."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 does not reflect the points - loan discount fee. The CD dated xx/xx/2020 reflects points - loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2020, and the 3-year SOL has expired."
																																																																																									* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R8SPMERAY3T	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	27.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx M in the amount of xx with xx
There is one prior mortgage against the subject property that was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx M in the amount of xx from XXXX. The subordination agreement recorded on xx/xx/2021 with instrument #xx located at "xx" states that the prior mortgage has been subordinated to the subject mortgage.
The 1st installment of combined taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 1st installment of school taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.
The 2nd installment of school taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PI), which was applied to the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 9 years on the job as a wealth manager advisor at XXXX. Additionally, BWR has been SE as a financial advisor for 3.25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 27.78%. Tape shows the letter of explanation for income is not dated, and the VOE for self-employment income is missing within the required 120-day timeframe. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 9 years on the job as a wealth manager advisor at XXXX, FICO 687, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA Finance Charge Test due to the finance charge disclosed on the Final CD as xx. The calculated finance charge is xx for an under disclosed amount of -xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a refinance, originated on xx/xx/2021, and the SOL is 3 years.  This loan failed the TILA Foreclosure Rescission Finance Charge Test due to the finance charge disclosed on the Final CD as xx. The calculated finance charge is xx for an under disclosed amount of -xx.

This loan failed the TRID Rate Lock Disclosure Delivery Date test, as a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 does not reflect transfer taxes. CD dated xx/xx/2021 reflects a transfer taxes fee at +xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the SOL is 3 years."
* Intent to Proceed Missing  (Lvl 2)     "The borrower’s intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 27.78%. Tape shows the letter of explanation for income is not dated, and the VOE for self-employment income is missing within the required 120-day timeframe. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 9 years on the job as a xxx at xxx, FICO 687, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA Finance Charge Test due to the finance charge disclosed on the Final CD as xx. The calculated finance charge is xx for an under disclosed amount of -xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a refinance, originated on xx/xx/2021, and the SOL is 3 years.  This loan failed the TILA Foreclosure Rescission Finance Charge Test due to the finance charge disclosed on the Final CD as xx. The calculated finance charge is xx for an under disclosed amount of -xx.

This loan failed the TRID Rate Lock Disclosure Delivery Date test, as a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 does not reflect transfer taxes. CD dated xx/xx/2021 reflects a transfer taxes fee at +xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the SOL is 3 years."
* Intent to Proceed Missing  (Lvl 2)     "The borrower’s intent to proceed is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KJQFDIMMS4A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	10.156%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.880%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 18 years on the job as a corporate accounting senior manager at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Right of Rescission	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows missing e-consent agreement. Further details not provided. Subject originated on xx/xx/2020."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xxx search shows an estimated value at xxK. Current UPB is xxK."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan documents."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6RZ4FE0GNYI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	xx	32.428%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property's occupancy is stated as an investor.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 21.08 years on the job as a first deputy treasurer with the XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject is NOO refinance. Tape shows a TRID/TILA violation as the SOL of 3 years has expired. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FVL856OTTGY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	No	No	xx	Not Applicable	29.875%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	Not Applicable	2.000%	xx	xx/xx/2010	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument # xx in the amount of xx with MERS as nominee for xx, Ltd. The subject mortgage was rerecorded on xx/xx/2007 to correct the legal description.
There is a junior mortgage against the subject property in favor of xx, Ltd. which originated on xx/xx/2007 and was recorded on xx/xx/2007 in the amount of xx. The junior mortgage was rerecorded on xx/xx/2007 to correct the legal description.
There is an active state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2023 in the amount of xx.
There is a credit card judgment against the borrower, in favor of xx, which was recorded on xx/xx/2024, in the amount of xx.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2026 are due in the amount of xx on xx/xx/2026.
The annual sewer charges for 2026 are due in the amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2026, the reason for default is curtailment in income.
As per the servicing comment dated xx/xx/2025, the subject property is occupied by an unknown party.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower, xx, and lender, xx, with an effective date of xx/xx/2010, and the new modified unpaid principal balance is xx. The modified monthly P&I of xx with an interest rate of 2.000% starting on xx/xx/2010, which will be changed in 4 steps until the new maturity date of xx/xx/2050. The rate will change in 4 steps, which end with 4.500%. There are no deferred balances or principal forgiven amounts.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NXOYICGG7D3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.000%	120	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	36.912%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with book/page #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows subject loan TRID/TILA violation with SOL expired. Further details not provided. The Infinity CE report shows the loan failed charges that cannot increase the test. The subject loan was originated on xx/xx/2021."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation in charges that cannot increase the test due to an increase in the fee in the final CD dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects points - loan discount fee at xx, and transfer taxes fee at xx. The final CD dated xx/xx/2021 reflects points - loan discount fee at xx, and transfer taxes fee at xx. This is a fee increase of xx for a 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents.
The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xxx search shows an estimated value of xxK. Current UPB is xxK."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation in charges that cannot increase the test due to an increase in the fee in the final CD dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects points - loan discount fee at xx, and transfer taxes fee at xx. The final CD dated xx/xx/2021 reflects points - loan discount fee at xx, and transfer taxes fee at xx. This is a fee increase of xx for a 0% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents.
																																																																																									The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K8WKKSGASCX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	40.668%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 was paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the total amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The UPB is not provided in the payment history. Per tape as of xx/xx/2026, the current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The UPB is not provided in the payment history. Per tape as of xx/xx/2026, the current UPB is xx.
As per the servicing comment dated xx/xx/2026, the reason for default is excessive obligation.
As per the seller’s tape, the property occupancy is stated as an investor.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension and social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows TRID/TILA violation with SOL expired. Infinity did not perform the regulatory compliance test, as the subject is NOO. Further details not provided. Subject originated xx/xx/2021."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A6YPQC7UF8F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2023	xx	Secondary	Yes	Yes	No	xx	xx	28.569%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The annual 1st and 2nd installments of county taxes for xx have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.08 years on the job as a VP withXXXX. Previously, BWR1 had 2.25 years on the job as a chief at XXXX.
BWR2 has 8.33 years on the job as a director with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows TRID/TILA violation with SOL not expired. Infinity CE report shows the loan failed TRID tolerance test. Further details are not provided. Subject originated on xx/xx/2023."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan fails the Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +xx.  The below fees were included in the test:
Application Fee paid by Borrower: xx
Commitment Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2023. The initial LE dated xx/xx/2023 reflects the lender credit at xx. Final CD dated xx/xx/2023 reflects the lender at xx. This is a decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

The subject loan is a refinance case, originated on xx/xx/2023, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeding the fees threshold of xx over by +xx.  The below fees were included in the test:
Application Fee paid by Borrower: xx
Commitment Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
02Z587MUK4E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.940%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.982%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx and Trust Company.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.940%. The current UPB reflected as per the payment history is xx.
The loan is interest only for 12 months.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 17.91 years on the job as an officer at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2023 reflects escrow holdback in the amount of xx. Proof for release of escrow holdback is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	xx	xx	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I2DF8OPZ4O4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.350%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.035%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.000%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2026, the reason for default is curtailment of income.
The loan was modified on xx/xx/2022.
As per the servicing comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No comment related to damage or repair is found in the servicing comments.
As per the servicing comment dated xx/xx/2025, the loan is in active litigation. Unable to determine the reason for the litigation. No comment has been found that states that the litigation has been resolved.
As per the collection comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The lis pendens located at xx, was filed on xx/xx/2025 with the case XXXX. As per servicing comments dated xx/xx/2025, the foreclosure sale was scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to reinstatement. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the collection comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The lis pendens located at xx, was filed on xx/xx/2025 with the case XXXX. As per servicing comments dated xx/xx/2025, the foreclosure sale was scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to reinstatement. Further details not provided.
																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower xx and lender xx, with an effective date of xx/xx/2022, and the new modified unpaid principal balance is xx. The modified monthly P&I of xx with an interest rate of 2.000% starting on xx/xx/2022, which will be changed in 6 steps until the new maturity date of xx/xx/2062. The rate will change in 6 steps, which end with 7.000%. There is no deferred balance. The loan has been modified four times since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QK0RGHVFMDL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$12,221.16	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.521%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	5.125%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument # xx in the amount of xx with MERS as nominee for xx, F.A.
There is an active prior UCC lien against the subject property in favor of xx, F.A. which was recorded on xx/xx/2019 with instrument No. xx
The annual combined taxes for 2025 have been paid in the partial amount of xx on xx/xx/2026.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the tape is xx.
PH shows additional principal payments on multiple transaction dates from xx/xx/2024 to xx/xx/2025 and on xx/xx/2026, in the total amount of xx, which are borrower's payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 20 years at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.125% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance and principal-forgiven amount.	Hazard Insurance Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.52%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR has been SE for 20 years at XXXX, FICO 693, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2019 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2019 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2019 reflects Loan Origination Fee at xx. CD dated xx/xx/2019 reflects Loan Origination Fee at xx.
Loan estimate dated xx/xx/2019 does not reflect Tax research Fee. CD dated xx/xx/2019 reflects Tax research Fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2019 and the 3-year SOL has expired.

TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate due to it is understated by more than xx."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "A valid hazard insurance document is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.52%. Tape shows missing VOE. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR has been SE for 20 years at XXXX, FICO 693, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2019 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2019 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2019 reflects Loan Origination Fee at xx. CD dated xx/xx/2019 reflects Loan Origination Fee at xx.
Loan estimate dated xx/xx/2019 does not reflect Tax research Fee. CD dated xx/xx/2019 reflects Tax research Fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2019 and the 3-year SOL has expired.

TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate due to it is understated by more than xx."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "A valid hazard insurance document is missing from the loan file."
																																																																																									* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan file."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X9WMXZR7WF7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	47.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx, F.A.
There are 2 IRS liens against "xx" in favor of the Department of the Treasury—Internal Revenue Service, which were recorded on xx/xx/2024 and xx/xx/2024 in the total amount of xx. The SSN mentioned in the supportive document is inconsistent with the borrower's SSN.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3 years on the job as a lead market relations analyst xx.
BWR2 has 1.75 years on the job as a project coordinator at xx. Previously, BWR2 had 5 months on the job as a retailer xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH shows last MI payment applied on xx/xx/2025."	* Assets do not meet guidelines (Lvl 3) "Tape shows asset documentation is dated more than 60 days prior to the note date. Bank statements in the file show xxK of assets satisfy the cash-to-close requirement of xxK at closing. Further details not provided. Subject originated on xx/xx/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect the appraisal re-inspection fee. The CD dated xx/xx/2021 reflects the appraisal re-inspection fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.   The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 47.91% since the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (XXXXpg#244), and its recommendation is "Approve/Eligible" with a DTI of 47.91%."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect the appraisal re-inspection fee. The CD dated xx/xx/2021 reflects the appraisal re-inspection fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.   The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 47.91% since the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (XXXXpg#244), and its recommendation is "Approve/Eligible" with a DTI of 47.91%."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
II0XXBI69G5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	30.724%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	3.375%	xx	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, F.A.
There is an active junior UCC financial statement against the subject property in favor of xx, F.A. which was recorded on xx/xx/2021.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan was originated on xx/xx/2017 with a maturity date of xx/xx/2053. The P&I and interest rate as per the note and PH are xx with an interest rate of 3.375%. As per the loan modification agreement, which is located at xx Pg #24, it shows the maturity date has been extended.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 9.66 years on the job as an attorney withxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was originated on xx/xx/2017 with a maturity date of xx/xx/2053. The P&I and interest rate as per the note and PH are xx with an interest rate of 3.375%. As per the loan modification agreement, which is located at xx Pg #24, it shows the maturity date has been extended.	Hazard Insurance	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx/xx/2021 reflects escrow holdback in the amount of xx. Proof for release of escrow holdback is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 30.72%. Tape shows VOE is missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 9.66 years on the job as an attorney with XXXX, FICO 733, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.  The loan estimate dated xx/xx/2021 reflects Administration Fee at xx. The CD dated xx/xx/2021 reflects Administration Fee at xx. The loan estimate dated xx/xx/2021 reflects Loan Origination Fee at xx. The CD dated xx/xx/2021 reflects Loan Origination Fee at xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing proof of hazard insurance (Lvl 2) "Evidence of hazard insurance is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 30.72%. Tape shows VOE is missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 9.66 years on the job as an xx with xxx, FICO 733, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.  The loan estimate dated xx/xx/2021 reflects Administration Fee at xx. The CD dated xx/xx/2021 reflects Administration Fee at xx. The loan estimate dated xx/xx/2021 reflects Loan Origination Fee at xx. The CD dated xx/xx/2021 reflects Loan Origination Fee at xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "Evidence of hazard insurance is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FKZCANQ6GQ5	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.100%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx, a Georgia limited liability company.
There is a prior IRS lien against xx in favor of the xx, which was recorded on xx/xx/2016 in the amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There is an active prior state tax lien against XXXX in favor of the xx, which was recorded on xx/xx/2018 in the amount of xx. The defendant’s name mentioned on supportive documents is inconsistent with the borrower's name.
There are 2 state tax liens against XXXX in favor of the xx, which were recorded on xx/xx/2019 and xx/xx/2020 in the total amount of xx. The defendant’s name mentioned on supportive documents is inconsistent with the borrower's name.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.10%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is an investment.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWRs as members of the LLC and not in the individual names. Personal guaranty is available in the file."	* Missing Initial 1003_Application (Lvl 2) "The initial loan application signed by the LO is missing from the loan documents."	* Missing Initial 1003_Application (Lvl 2) "The initial loan application signed by the LO is missing from the loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IP2GA1SKVDO	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2018	xx/xx/2018	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2018	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xx in the amount of xx with xx, a Georgia liability company.
There is an active municipal lien against the subject property in favor of the xx, a municipal corporation, which was recorded on xx/xx/2024 in the amount of xx.
The first and second installments of county taxes for parcel # xxxx for 2024/2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The first and second installments of county taxes for parcel # xxxx for 2024/2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWR as member of the LLC and not in the individual name. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F99NMZ3KA75	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2018	xx/xx/2018	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx, a Georgia limited liability company.
There is a municipal lien against the subject property in favor of the xx, a municipal corporation, which was recorded on xx/xx/2024 in the amount of xx.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the occupancy of the subject property is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K5483B7VVFB	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2018	xx/xx/2018	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xx in the amount of xx with xx, a Georgia limited liability company.
There is an active municipal lien against the subject property in favor of the xx, a municipal corporation, which was recorded on xx/xx/2024 in the amount of xx. The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025. The 1st installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. As per the seller’s tape, the subject property is investment property. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. Subject loan is commercial.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is a NOO refinance. Subject originated on xx/xx/2018."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WU0O69YGPCO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.260%	360	xx/xx/2018	xx/xx/2018	Conventional	ARM	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2021 in the amount of xx.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2018."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the BWR is current with the loan and pays between the middle and end of the month. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
USPZGV553SB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2018	xx/xx/2018	Conventional	ARM	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	26.304%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with MERS as nominee for xx.
There are two IRS liens against the borrower in favor of the xx, which were recorded on xx/xx/2018 and xx/xx/2025 in the total amount of xx. The SSN# mentioned on supportive documents is consistent with the borrower's SSN#.
There is an active DOJ lien against the subject property in favor of the xx, which was recorded on xx/xx/2023 in the amount of xx.
There is a two-child support lien against the borrower in favor of the xx, which was recorded on xx/xx/2022 in the total amount of xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
As per the tape data, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the litigation matter has been found. No comment has been found that states the litigation has been resolved.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 9.5 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as is. The photo addendum and additional features of the appraisal report show unfinished interior double doors, broken window panes, torn screens, worn carpeting, minor drywall damage, and exterior wood trim. The estimated cost to cure is xx. Available 1004D does not reflect completion of the repairs. An updated 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test.

Loan failed the TILA finance charge test. Finance charge disclosed on the final CD is xx. Calculated finance charge is xx for an under disclosed amount of -xx. The subject loan is a purchase case that originated on xx/xx/2018, and the 1-year SOL has expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.869% exceeds the APR threshold of 6.390% over by +0.479%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test.

Loan failed the TILA finance charge test. Finance charge disclosed on the final CD is xx. Calculated finance charge is xx for an under disclosed amount of -xx. The subject loan is a purchase case that originated on xx/xx/2018, and the 1-year SOL has expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.869% exceeds the APR threshold of 6.390% over by +0.479%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MUMKU1MMMJY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Other	XXXX	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.624%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	No	Yes	xx	Not Applicable	14.568%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is a Code Enforcement lien against the borrower in favor of xx, Florida, which was recorded on xx/xx/2021 and xx/xx/2021 in the amount of xx. The subject property is located in FL.
There is one prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2009 in the amount of xx.
There is one junior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.624%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the subject property was damaged due to wind on xx/xx/2024. The kitchen and roof need to be repaired. There are multiple claim checks received in the total amount of xx on xx/xx/2025. The estimated cost of repair is not available. Unable to determine the current status of repair. The seller's response shows per FNMA guidelines, any amount under xxk on a current loan should be released to the borrower, and no inspection is required. Loan performed, all indications are the work was completed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 14 years atXXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is current, is on ACH, and the last payment was made on xx/xx/2025. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.624%. The current UPB reflected as per the payment history is xx."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.797% exceeds APR threshold of 5.600% over by +3.197%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.797% exceeds APR threshold of 5.600% over by +3.197%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$22,268.87	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IY93J1C2E4U	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.099%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx, dba xx.
There is an active HOA lien against the subject property in favor of xx, which was recorded on xx/xx/2023 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 3.91 years on the job as an officer at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock Missing Required Disclosures	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.09%. Tape shows an incorrect SSI number was used for AUS approval, and the AUS could not be rerun or updated after closing to reflect the correct information. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 3.91 years on the job as an officer at the XXXX, FICO 676 and xxK equity in the subject. 0X30 last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.09%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU Locator XXXX.pdf_Pg#157, and its recommendation is approve/eligible with a DTI of 44.10%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.09%. Tape shows an incorrect SSI number was used for AUS approval, and the AUS could not be rerun or updated after closing to reflect the correct information. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 3.91 years on the job as an xx at the xxx, FICO 676 and xxK equity in the subject. 0X30 last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.09%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU Locator XXXX.pdf_Pg#157, and its recommendation is approve/eligible with a DTI of 44.10%."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C4S4ZMDZN0H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	25.231%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx, LTD, dba xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.58 years on the job as a sourcing lead with XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Dicsloures	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows FNMA did not agree with market comparables and support for a three-year value increase. Appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #2 with a sales price of xxK, is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed the Qualified Mortgage APR Threshold Test due to the APR calculated, 6.048%, exceeding the APR threshold of 5.620% by +0.428%."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged at 6.048%. Exceeds the fees threshold of 5.620% by +0.428%."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the Higher-Priced Mortgage Loan Test (12 CFR § 1026.35(a)(1)) due to the APR calculated at 6.094%, which exceeds the APR threshold of 4.870% by +1.224%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d).

The loan failed the Qualified Mortgage Safe Harbor threshold test due to the APR being calculated at 6.048%, exceeding the APR threshold of 4.870% by +1.178%."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2) "The settlement services provider list is missing in the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed the Qualified Mortgage APR Threshold Test due to the APR calculated, 6.048%, exceeding the APR threshold of 5.620% by +0.428%."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a purchase, originated on xx/xx/2022 and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged at 6.048%. Exceeds the fees threshold of 5.620% by +0.428%."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the Higher-Priced Mortgage Loan Test (12 CFR § 1026.35(a)(1)) due to the APR calculated at 6.094%, which exceeds the APR threshold of 4.870% by +1.224%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d).

The loan failed the Qualified Mortgage Safe Harbor threshold test due to the APR being calculated at 6.048%, exceeding the APR threshold of 4.870% by +1.178%."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
																																																																																									* Missing Required Disclosures (Lvl 2) "The settlement services provider list is missing in the loan file."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BCNTS8Y6IL7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	55.305%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx, dba xx.
There is an active UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2024.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR1 has 2.91 years on the job as a medicine supply tech at the xx. Additionally, BWR1 receives VA benefits income.
BWR2 has 2.25 years on the job asxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the loan is not insurable by the VA."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan closed prior to issuance of the VA certificate of commitment while joint borrowers were both utilizing VA entitlement. Further details not provided. Subject originated on xx/xx/2022."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed loan origination fee test due to fee charged xx exceed fees threshold of xx over by +xx.
The following fees were included in this test:
Document Preparation Fee paid by Borrower: xx
HOA Transfer Fee paid by Borrower: xx
HOA Working Capital Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certificate Fee paid by Borrower: xx
Title - Texas Guaranty Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx."
* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling disclosure is missing from loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed loan origination fee test due to fee charged xx exceed fees threshold of xx over by +xx.
The following fees were included in this test:
Document Preparation Fee paid by Borrower: xx
HOA Transfer Fee paid by Borrower: xx
HOA Working Capital Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Certificate Fee paid by Borrower: xx
Title - Texas Guaranty Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx."
																																																																																									* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling disclosure is missing from loan documents."	Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V0ATFYKQDZN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$12,658.42	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	52.245%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book # xx and page # xx in the amount of xx with MERS as nominee for xx.
The annual combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The 1st and 2nd instalments of combined taxes for 2025 are delinquent in the total amount of xx, which were due on xx/xx/2025 and xx/xx/2025 and are good through xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is the illness of the borrower.
As per the servicing comment dated xx/xx/2025, the subject property was damaged. The estimated cost and type of repairs are not available. No information has been found regarding current status of repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property has been occupied by the owner.
BWR1 has been SE for 9 months at xx. Previously, BWR1 had 2.16 years on the job as a xx.
BWR2 has been SE for 4.41 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 52.25% DTI. The Lender included rental income without tax returns (approved on a bank statement program). Revised DTI 53.26%. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE as a xx for 2.11 years, BWR 2 is SE as a Nurse Practitioner for 4.5 years, FICO 700, xx residual income, xxK reserves, and xxK equity in the subject property, 3x30 and 1x60 since inception."	* Loan does not conform to program guidelines (Lvl 3) "Seller tape defect shows repurchase: early payment default. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A9TOU6XEB15	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.302%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx dba xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2024 and 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as a pump operator at XXXX. Previously, BWR had 2.41 years on the job as a pump operator at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, and the improvement section shows some cosmetic drywall and trim repairs, skirting repairs, worn flooring, and cabinetry. The estimated cost to cure is not available in the loan file. The 1004D report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 reflects Appraisal Fee at xx. Final CD dated xx/xx/2025 reflects Appraisal Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan lost AUS approval due to updating the property type to manufactured home. The post-close DU report reflecting a risk recommendation of "refer with caution" is available in the loan file. Further details not provided. The subject loan originated on xx/xx/2025 and FICO 748."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at xx Page #5, the subject property is a manufactured home. The affidavit of affixation and manufactured home rider attached to the recorded mortgage located at "xx" reflect that the home is affixed permanently to the land with serial no. # XXXX."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at xx Page #5, the subject property is a manufactured home. The affidavit of affixation and manufactured home rider attached to the recorded mortgage located at "xx" reflect that the home is affixed permanently to the land with serial no. # XXXX."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y9E4ZVW0OHO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.670%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and was recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
There are no active judgments or liens that have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows loan is not insured."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.67%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR receives social security income, FICO 770, 0X30 since inception, and xxK equity in the subject."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.67%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR receives social security income, FICO 770, 0X30 since inception, and xxK equity in the subject."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I8TK9RWLTZT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument/book #XXXX in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The annual installment of utilities/MUD charges for 2025 has been delinquent in the total amount of xx, which is good through xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows no MI coverage. PH shows MI is active."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan does not meet the seasoning requirement. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R7217RIBK0N	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.603%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the pool of the subject property was damaged. No comments have been found regarding the estimated cost to repair the damage and the completion of repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.58 years on the job as a daily operations lead xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2Z2FPP75UDW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured. PH shows MI is active. Reaching out to seller to clarify."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan does meet the seasoning period requirements for a streamline refinance. Further details not provided. Subject originated on xx/xx/2025."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TC9VUI2I5E0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	43.695%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	4.990%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a credit card judgment against the borrower in favor of xx, which is recorded on xx/xx/2025 in the amount of xx.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.
The due dates are advanced from xx/xx/2024 to xx/xx/2025 due to loan modification.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for the default is the death of a family member.
According to the servicing comment dated xx/xx/2024, the borrower intent is to sell the home. Further details are not provided.
The loan was modified on xx/xx/2024.
According to the servicing comment dated xx/xx/2024, there is a fraud issue with the contractor regarding property repairs. The same comment states BWR filed a fraud complaint against the contractor. Further details are not provided.
As per the comment dated xx/xx/2024, the subject property was damaged. No details are available regarding the nature of the damage, the estimated repair cost, and the current status of repairs.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.99% beginning on xx/xx/2025 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the file is as-is. The improvement section shows the subject has deferred maintenance of interior paint/trim, carpet flooring, and rear lawn. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was modified on 12/24 for a 40-year term with the first FDD being xx/xx/2025, with maturity now being xx/xx/2064. The modification rate is 4.99%, and P&I is xx. No deferred balance and zero lates since loan modification. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx."	xx	xx	Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XZZBG6C7HG0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Investor	Yes	Yes	Yes	xx	xx	34.897%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the occupancy of the subject property is stated as an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 12.58 years at XXXX
  BWR 2 has been SE as a dog trainer for 19 years. Additionally, BWR 2 receives VA compensation.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K2JFBVZRH4E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.956%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is an active junior mortgage against the subject property in favor of xx, a xx in the amount of xx which originated on xx/xx/2025 and recorded on xx/xx/2025 with the instrument # xx
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 3 months on the job as a chef with XXXX. BWR previously worked with multiple organizations between
04-xx and 03-xx for 1.83 years and also BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject bond loan closed with the non-borrowing spouse on the mortgage, which is not allowed as per Florida Housing guidelines and requires the non-borrowing spouse to be removed with a QCD. Subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.720% exceeds the APR threshold of 8.270% by +0.450%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.720% exceeds the APR threshold of 8.270% by +0.450%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4H5NEADDMIC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Secondary	Yes	Yes	No	xx	xx	30.199%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2026, with the first payment due on xx/xx/2026. According to the tape as of xx/xx/2026, the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 5.75 years at XXXX
BWR2 has 5.75 years on the job as a VP of administration at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity CE report show the loan failed the 3-day waiting period requirement, as the initial CD was issued and signed on 01/05 and the loan closed on 01/07. Further details not provided. Subject originated on xx/xx/2026."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject purchase approved as a second home. Appraisal shows property has been listed in the past as a nightly rental in AR. There is no indication in the file that the BWR will continue to rent the property out. Treating as second home."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.096% exceeds APR threshold of 7.750% over by +0.346%."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.096% exceeds APR threshold of 7.750% over by +0.346%."	Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8648BAYRVEH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	56.161%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 have been delinquent in the amount of xx, which is payable through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject FHA loan was approved at 56.16% DTI. The Lender grossed up SSI incorrectly. Revised DTI 62.25%. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR receives SSI, FICO 696, xx residual income, and xxK equity in the subject property. 0X30 since inception."	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged of xx exceed the fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

The loan failed the qualified mortgage lending policy points and fees test due to fees charged of xx exceed the fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "The loan failed the FHA QM rebuttable presumption test due to the fees charged of xx exceed the fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed FHA QM safe harbor test due to APR calculated 6.602% exceeds APR threshold of 8.520% variance by -1.918%."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed FHA QM safe harbor test due to APR calculated 6.602% exceeds APR threshold of 8.520% variance by -1.918%."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
909LITAYMXQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wyoming	xx	xx	xx	Wyoming	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	40.165%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd annual installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
the annual water charges for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and file show the loan closed without an appraisal, and the PIW disclosure is missing; based on the estimated value, the loan reflects an LTV of 47%, and an appraisal may be obtained post-closing if required. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MPANDQHBCTI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.168%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with book/page #xx in the amount of xx with MERS as nominee for xx.
There are 03 prior writs of fieri facias against the borrower in favor of xx, which were recorded on xx/xx/2008, xx/xx/2014, and xx/xx/2020 in the total amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is a bank issue.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.5 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to seller for active MI status. xx/xx/2026: Seller confirmed that there is no Active MI coverage on this loan at this time."	* Loan does not conform to program guidelines (Lvl 3) "The seller's tape shows the BWR was 3x30 days late in the last year, and the borrower is now current with the loan. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."	xx	xx	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EOFC228AXG0	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.609%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There are 2 prior state tax liens against the borrower in favor of the xx, which were recorded on different dates, in the total amount of xx. SSN and property address are not provided on the state tax liens.
There is an active prior state tax warrant against the borrower in favor of the xx, which was recorded on xx/xx/2018 with warrant ID# xx in the amount of xx.
There are 2 prior credit card judgments against the borrower in favor of xx. which were recorded on xx/xx/2023 and xx/xx/2024. The amount of the judgment is not mentioned on the supporting documents.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The utilities/MUD charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has 1.75 years on the job as an assistant project manager at XXXX. Additionally, BWR has 7.33 years on the job as a cook at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is not salable to Freddie Mac, as the BWR is not a US citizen, and the BWR was approved under a work visa. The work visa is valid up to xx/xx/2027. The subject loan originated on xx/xx/2025, FICO 770 and xxK equity in the subject."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CDYUX5MBWNX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.995%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx, a limited liability company.
There is a prior active mortgage against the subject property, which was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with MERS as nominee for xx.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The water charges for 2025 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 31.75 years on the job as a salesperson with XXXX
  BWR2 has 3.25 years on the job as a critical care coordinator with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete due to Initial LE and Initial CD are missing from the loan documents. The subject is a refinance case originated on xx/xx/2025, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows HOA verification not accepted, as it was dated after closing. Further details not provided."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "The initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing the transfer disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
078D5LSXPRV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2010	xx/xx/2010	VA	ARM	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.930%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	7.500%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2010 and recorded on xx/xx/2010 with Book/Page # xx in the amount of xx with MERS as nominee for xx.
There is one junior partial claim mortgage against the subject property originated on xx/xx/2022 in favor of the xx, an officer of the United States, in the amount of xx, which was recorded on xx/xx/2023.
There is an active utility lien against the subject property in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The 1st and 2nd installments of combined taxes for 2024, 2025, and 2026 have been paid in the amount of xx on different dates.
The water charges for 2026 are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower has been delinquent for 4 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx. As per collection comment dated xx/xx/2025 and xx/xx/2025, the payments made in the month of Sep 2025 are borrower made payments.	Collections Comments:According to the servicing comments, the current status of the loan is foreclosure.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 4 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, there is payment dispute noted. Further details were not provided.
As per the comment dated xx/xx/2024, the subject property had multiple damages due to wind, such as the roof, fence door, and pool shed door. As per the comment dated xx/xx/2024, the BWR filed the claim check and received the amount of xx. No comments were found regarding completion of repairs. Subsequent CCs do not show damages.
The loan was modified on xx/xx/2025.
As per the comment dated xx/xx/2026, the foreclosure was initiated in 2026 with the loan. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2026, the foreclosure was initiated in 2026 with the loan. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.500% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and no principal forgiven amount. The loan has been modified three times since origination.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows delinquent. According to payment history as of xx/xx/2026, the borrower has been delinquent for 4 months, and the next due date is xx/xx/2025. The current UPB is xx. Further details are not provided."
* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed VA loan origination fee test due to fees charged of xx exceeds fees threshold of xx by +xx.
Below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Assignment Endorsement Fee paid by Borrower: xx
Misc Title Fees paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed VA loan origination fee test due to fees charged of xx exceeds fees threshold of xx by +xx.
Below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Assignment Endorsement Fee paid by Borrower: xx
Misc Title Fees paid by Borrower: xx"
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N72U2Z32JAF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	15.241%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property in favor of the xx, which was recorded on xx/xx/2022 in the amount of xx.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as an account executive at XXXX, Inc. Additionally, BWR has been SE for 6.16 years at XXXXt and 27.41 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows an eligibility issue, as the loan closed with the same case file ID as another loan. Further details not provided. The subject loan originated on xx/xx/2022 and FICO 755."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial CD is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TILA finance charge test. Finance charge disclosed on the final CD is xx. Calculated finance charge is xx for an under disclosed amount of -xx. The subject loan is a purchase case that originated on xx/xx/2022, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TILA finance charge test. Finance charge disclosed on the final CD is xx. Calculated finance charge is xx for an under disclosed amount of -xx. The subject loan is a purchase case that originated on xx/xx/2022, and the 1-year SOL has expired."
																																																																																									* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9R673AOT8S7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	xx	49.262%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of county taxes for xx has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for xx is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is non-owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives retirement and social security income.
BWR2 has 3.16 years on the job as a front desk file clerk at XXXX
BWR3 has 4.33 years on the job as an operating manager at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Occupancy concerns - (Lvl 3) "Subject approved as NOO. Tape shows subject is OO. One of the BWRs occupies the property as primary, and rental income cannot be used for qualification. Further details not provided."	xx	xx									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I63EJYOVW49	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	6.875%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a prior federal tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2015 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan on xx/xx/2023. As per the comment dated xx/xx/2023, the complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2024, the foreclosure was on hold due to modification.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan on xx/xx/2023. As per the comment dated xx/xx/2023, the complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2024, the foreclosure was on hold due to modification.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.875% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.	Initial 1003_Application Missing or error on the Rate Lock	xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "VA loan guaranty certificate is missing from the loan document. Tape shows subject VA loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "The tape defect shows active FC. As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan on xx/xx/2023. As per the comment dated xx/xx/2023, the complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2024, the foreclosure was on hold due to modification."
* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan, and the full amount for MI is charged at closing."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed the state regulation late fees test, as the late fee of 5.000% charged on the loan exceeds the threshold of 4.000%, and it is over by +1.000%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed the state regulation late fees test, as the late fee of 5.000% charged on the loan exceeds the threshold of 4.000%, and it is over by +1.000%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L8UZA2S8KNK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xx	xx	DSCR	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in xx in the amount of xx with MERS as nominee for xx.
There is a prior state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2006 in the amount of xx. The supporting document located at "xx" shows the state tax lien is attached to all property of the borrower. The SSN or address is not mentioned on the supporting document.
There is a criminal judgment against the borrower for child abuse in favor of the xx, which was recorded on xx/xx/2009 in the amount of xx. The SSN or address is not mentioned on the supporting document.
There is a prior credit card judgment and one prior civil judgment against the borrower in favor of xx. and the xx, which were recorded on xx/xx/2012 and xx/xx/2013 in the total amount of xx.
There is a prior state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2023 in the amount of xx. The SSN or address is not mentioned on the supporting document.
There is one credit card judgment and one civil judgment against the borrower in favor of xx, which were recorded on xx/xx/2025 and xx/xx/2025 in the total amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The water charges for 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 8.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the subject property is stated as investor.
As per the collection comment dated xx/xx/2025, the roof of the subject property was damaged. No comments have been found regarding the estimated cost to repair and the completion of repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape defect shows "xx" According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SXPIHU9LZ76	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.858%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2025 have been delinquent in the total amount of xx, which is due on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.75 years on the job as a registered nurse at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.85%. The tape shows the lender did not establish the stability of the qualifying income and all other obligations, as the lender did not obtain supporting income documents and no asset documentation was provided. The revised DTI is 100%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.75 years on the job as a registered nurse at xx. FICO 776, 0X30 since inception, and xxK equity in the subject."	* LE/CD Issue date test Fail (Lvl 3) "Revised closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RHVTLPE7YX7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$258.95	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.961%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been exempted.
The annual installment of county taxes for 2025 (supplemental) has been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.5 years on the job as a caseworker at xx. Previously, BWR had 5 months on the job as a caseworker atxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to seller to verify active MI status. xx/xx/2026: Seller confirmed the loan is not insured by the USDA."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. Tape shows the appraiser did not certify that the dwelling meets HUD requirements; review of the appraisal report does not identify any critical repairs or damage that would prevent the property from meeting HUD standards. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 does not reflect the Pest Inspection Fee. The CD dated xx/xx/2025 reflects a Pest Inspection Fee of xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase case that originated on xx/xx/2025, and the 1-year SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to in the amount of xx."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to in the amount of xx."	Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VQLQHIOTNYP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.935%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx, a limited liability company.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with MERS as nominee for xx
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 10.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found
BWR receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM APR threshold test due to APR calculated at 10.433% exceeds the APR threshold of 10.250% over by +0.183%."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GTL0G9HS3OG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Unavailable	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.943%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the foreclosure was initiated in 2025. As per the collection comment dated xx/xx/2025, the foreclosure was put on hold due to reinstatement. The loan is currently performing. Further details not provided.
No post-close bankruptcy record has been found.
BWR has been SE for 5.5 years at XXXX
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated in 2025. As per the collection comment dated xx/xx/2025, the foreclosure was put on hold due to reinstatement. The loan is currently performing. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.94%. Tape shows the YTD income of P&L does not cover the correct reporting period, business bank statements do not align with the period reflected on the YTD income of P&L, and the third month’s business bank statement is missing. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 5.5 years at XXXX, FICO 795, and xxK equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to the initial LE is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 43.94%, the borrower income is xx, and total expenses are in the amount of xx, and the loan was underwritten by LP (xx Package_pg#1077), and its recommendation is "xx" with a DTI of 43.94%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.94%. Tape shows the YTD income of P&L does not cover the correct reporting period, business bank statements do not align with the period reflected on the YTD income of P&L, and the third month’s business bank statement is missing. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 5.5 years at xxx, FICO 795, and xxK equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to the initial LE is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 43.94%, the borrower income is xx, and total expenses are in the amount of xx, and the loan was underwritten by LP (xx Package_pg#1077), and its recommendation is "xx" with a DTI of 43.94%."	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0KMQE0XBEXQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is a junior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2024.
The first and second installments of county taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
The first and second installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In VA refinance loans, there should be a waiting period or gap between the 210-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."	* Missing proof of hazard insurance (Lvl 2) "Hazard Insurance is missing from the loan documents."	* Missing proof of hazard insurance (Lvl 2) "Hazard Insurance is missing from the loan documents."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OP6Y7UKPN3X	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.083%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active liens and judgments have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025, in the amount of xx, is due on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 32 years at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.08%. The tape shows the lender miscalculated PITI and failed to obtain the tax returns. The revised DTI is 52.38%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been SE for 32 years at XXXX. FICO 787, 0X30 last 24 months, xxK equity in the subject, and xx residual income."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial LE is missing from loan documents. The subject loan is a refinance, originated on xx/xx/2022 and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.08%. The tape shows the lender miscalculated PITI and failed to obtain the tax returns. The revised DTI is 52.38%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been SE for 32 years at xx. FICO 787, 0X30 last 24 months, xxK equity in the subject, and xx residual income."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial LE is missing from loan documents. The subject loan is a refinance, originated on xx/xx/2022 and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MZUO3YMGHCW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.981%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 25 years atxx. Additionally, BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal in the file is as-is. The photo addendum shows the subject property's exterior needs to be repainted, and the fascia of the side is in poor condition. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.98% DTI. The Lender excluded a new debt on the credit refresh report. Revised DTI 63.54%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE in xx for 25 years and receives SSI, FICO 705, xx residual income, and xxK equity in the subject property. 0X30 since inception."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete due to the initial CD being missing from the loan documents. The subject is a refinance case originated on xx/xx/2025, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (Fannie Mae public guidelines) QM Points and Fees Test due to fees charged of xx exceeding the fees threshold of xx by +xx. The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx

The loan failed the qualified mortgage lending policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx"
* Missing Initial Closing Disclosure (Lvl 3)     "The initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0I0FE869CFF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.412%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual city taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $ xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.83 years on the job as a regional director with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 35.41%. Tape shows BWR was not employed at closing and undisclosed debt. BWR defect. The subject originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 7.83 years on the job as a regional director with XXXX, FICO 708, 0X30 in the last 24 months, and xxK equity in the subject."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 35.41%. Tape shows BWR was not employed at closing and undisclosed debt. BWR defect. The subject originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 7.83 years on the job as a regional director with XXXX, FICO 708, 0X30 in the last 24 months, and xxK equity in the subject."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PUOFJJPR07D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	55.265%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with book/page #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 16.83 years on the job as an executive administrator atxx. Additionally, BWR1 receives VA benefits income.
BWR2 has 9 years on the job as a child development center teacher at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to the completion of construction of the landscaping, driveway, touch-up paint, exterior trim, kitchen appliances, and some tile work. The estimated cost to cure is not available in the loan file. 1004D, or a structural inspection report by a licensed professional, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* VA insurance is not active (Lvl 4) "The subject loan closed without monthly MI payment and VA funding fee."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 does not reflects Points - Loan Discount Fee. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase fee in the amount of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on 9/16/202022, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 57.27%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (Locator#xx Package.pdf Page #738) and its recommendation is Approve/Eligible with a DTI of 57.27%."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 does not reflects Points - Loan Discount Fee. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase fee in the amount of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on 9/16/202022, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 57.27%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (Locator#xx Package.pdf Page #738) and its recommendation is Approve/Eligible with a DTI of 57.27%."	Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KMWF1R0UDGZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$24,073.81	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	16.805%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The 1st & 2nd installments of county taxes for 2024 have been delinquent in the total amount of xx, which is good through xx/xx/2026.
The 1st installment of county taxes for 2025 has been delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 9.58 years at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan officer on the subject loan is on Freddie Mac’s exclusionary list. Further details not provided. Subject loan originated on xx/xx/2022 and FICO 756."	* Missing Initial Closing Disclosure (Lvl 2) "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Missing Initial Closing Disclosure (Lvl 2) "Initial closing disclosure is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9ZWM3TOI0R2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	43.514%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been exempt.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 19.66 years on the job as a bus operator at the xx
BWR2 has been SE as a tax preparer for 11.08 years. Additionally, BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the MI was rescinded."	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx."	xx	xx	Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EUL5CWMOFMT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.018%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 were paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The first and second installments of county taxes for 2025 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.66 years on the job as a mortgage lender with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the subject condo project did not document the current condo budget, which is required for a full condo review. Third-party sources report that the reserve requirement is below 10% and the project does not meet Freddie Mac’s eligibility requirements. XXXX search shows an estimated value of xxK. Current UPB xxK."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CXP1DR1X189	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	xx	42.091%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx, Limited Partnership.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the reason for default was payment dispute.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE owning multiple businesses for 6.16 years.
BWR2 has been SE for 1.83 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject is NOO and approved at 42.09%. Tape shows the lender used 2023 tax returns without evidence of filing. Revised DTI unknown. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has been SE owning multiple businesses for 6.16 years. BWR2 has been SE for 1.83 years at xx LLC, FICO 616, 1X30 since inception, xxK reserves and xxK equity in the subject."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97IV0QD6IU5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$2,048.90	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mixed Use	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	40.848%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The first annual installment of county taxes for 2025 has been delinquent in the total amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 14.58 years on the job as an XXXX with xx
BWR2 has been SE for 14.58 years atxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 40.85% DTI. The Lender allowed the loan to close when the BWR’s were SE and relocating from TX to NM to purchase the subject mixed use property. Revised DTI cannot be determined. The subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR’s are SE with XXXX for 10.5 years, FICO 714, xxK reserves and xxK equity in the subject property. 0X30 since inception."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and PDR report from XXXX show interior deficiencies have been reported for the other room's flooring. An inspection or a PDR completion report is required."
* Compliance Testing (Lvl 3)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* Property is Mixed Use (Lvl 3) "Subject approved as OO. Tape and PDR report from XXXX show the subject is a mixed-use property with a commercial store in front. BWRs acquired property in non-arms length transaction from family member."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects the points—loan discount fee at xx. The CD dated xx/xx/2024 reflects points—loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase that originated on xx/xx/2024, and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects the points—loan discount fee at xx. The CD dated xx/xx/2024 reflects points—loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase that originated on xx/xx/2024, and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HZ25L5BYZ5I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$5,950.23	xx	7.249%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	xx	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx, a California
Limited Liability Company.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx(Interest only), which was applied for the due date of xx/xx/2026. The current interest only payment is xx with an interest rate of 7.249%. The current UPB reflected as per the payment history is xx. Note has interest only period of 120 months.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property type is investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject NOO approved using short term rental program. Treating as commercial property. Elevated for client review."	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx, annual payments (debt service) are xx, and the debt service cover ratio (DSCR) is 0.79."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is kicked from another trade due to borrower concentration risk. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
THQQ6OADZZ3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	$0.00	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.374%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	8.093%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is an active HOA lien against the subject property in favor of xx, which was recorded on xx/xx/2009 in the amount of xx.
There is a prior medical lien against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
There is one prior credit card judgment against xx in favor of xx, assignee of xxx, which was recorded on xx/xx/2009 in the amount of xx. This is not against the borrower.
There is a prior state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2012. The amount of the lien is not provided.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.374%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 15.5 years atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 8.09% DTI. The divorce decree indicated the BWR was required to enter into a binding agreement to vacate defaults on 3 businesses and has multiple real estate properties outside the country that were not disclosed. Lender defect. Revised DTI cannot be determined. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE with xx for 14 years, FICO 650."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure delivery date validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date test.  This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TRID rate lock disclosure delivery date test.  The subject loan is a refinance, originated on xx/xx/2025, and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Subject originated xx/xx/2025 in the amount of xxK. Appraisal in file shows value xxK. XXXXs shows xxK. XXXX shows xxK. UPB xxK."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.805% exceeds the APR threshold of 8.420% by +1.385%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d)."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.805% exceeds the APR threshold of 8.420% by +1.385%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d)."	Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QFTTANLQA01	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	43.289%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
There are 2 active prior judgments against the borrower in favor of xx, and the XXXX, which were recorded on xx/xx/2017 and xx/xx/2019, in the total amount of xx.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The first (supplemental) and second installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The second (supplemental) installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 4.16 years at XXXX
BWR2 has 2.66 years on the job as a caretaker with the XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows CD not sent in the required time frame. Further details are not provided. The Infinity CE report shows the loan did not fail the delivery and timing test for CD."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect Points - Loan Discount Fee. CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.   The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (interested party contribution). Final CD reflects seller credit of xxK. Further details not provided."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.215% exceeds APR threshold of 8.130% over by +2.085%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 10.215% exceeds APR threshold of 8.130% over by +2.085%."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.215% exceeds APR threshold of 8.130% over by +2.085%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																									Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 10.215% exceeds APR threshold of 8.130% over by +2.085%."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LEDVRBUKKQA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.749%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.496%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property that was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
The first installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.749%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 7.58 years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape and the condo questionnaire show the subject condo project is ineligible due to pending litigation against the HOA. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB xxK."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WPK6A2YU038	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$7,232.40	xx	7.749%	480	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	5.040%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property that originated on xx/xx/2025 and was recorded on xx/xx/2025 in the amount of xx with MERS as nominee for xx, a limited liability corporation.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current interest-only payment is xx with an interest rate of 7.749%. The current UPB reflected as per the payment history is xx. As per the note, the loan is interest only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is in performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB is xx.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 19.08 years at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape defect shows EPD. AAccording to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4X4B8B5R1LS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	xx	34.744%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 70 months at XXXX
BWR2 has been SE for 8.25 years at XXXX dba xx.   Additionally, BWR2 has been SE for 1.83 years as a real estate agent.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show the subject property is located on a 55.19-acre site and is zoned for exclusive farm use. Appraisal shows property is overimproved. Appraisal value at xxM. Sales price xx2M. XXXX shows estimate value of xx5M. Current UPB is xxM."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QE7WGEJYQYH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	42.739%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xx, which was due on xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR1 has 1.66 years on the job as a general warehouse worker at XXXX
  BWR2 has 7 months on the job as a certified XXXX assistant at XXXX. Previously, BWR2 had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 3) "The subject loan was approved at 42.73%. The tape shows the lender included bonus income without sufficient tenure with the employer. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 1.66 years on the job as a general warehouse worker at XXXX BWR2 has 7 months on the job as a certified XXXX assistant at XXXX, FICO 688, and xxK equity in the subject."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KHBYPYK0DZO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	xx	49.633%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2 months on the job as a senior financial analyst at xx Previously BWR was a full time student at XXXX between xx/xx/2022 and xx/xx/2024 for 2 years.
BWR2 has been SE for 6.08 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject is NOO and approved at 49.63%. The tape shows the lender did not consider the PITI of the properties outside the US. Revised DTI is 66.93%. Further details not provided. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3 months on the job as a senior financial analyst at xx BWR2 has been SE for 6.08 years at xx, FICO 736, xxK equity in the subject, and residual income of xx."	* Business Purpose Affidavit is missing (Lvl 3) "Business purpose affidavit is missing from the loan document."
																																																																																							* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66LGT4LRVPV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	48.444%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens were found.
The 1st and 2nd installments of combined taxes for 2025 were due in the total amount of xx on xx/xx/2026 & xx/xx/2026.
The 1st and 2nd installments of combined taxes for 2024 were paid in the total amount of xx on xx/xx/2025 & xx/xx/2025.
The annual water/sewer charges for the year 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.
Due dates adjusted from xx/xx/2024 to xx/xx/2025.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7 years on the job as a cleaner atxx
BWR2 has 2 months on the job as a dental assistant at xx BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.44%. Tape shows DTI verification issue. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 7 years on the job as a cleaner atxx BWR2 has 2 months on the job as a dental assistant at xx, FICO 745, equity in the subject property xxK and 0X30 since inception."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2023 and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2023 and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IO3YDQZD8MG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Primary	Yes	No	No	xx	xx	44.667%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with the xx
There are 2 civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2024 and xx/xx/2025 in the total amount of xx.
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security income.
BWR2 receives social security and pension income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject condo project was ineligible. Appraisal and condo questionnaire show the subject project has a special assessment of xxK for elevator modernization. Subject loan originated on xx/xx/2024 and closed with a DPA loan of xxK."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CDERUVOCE9E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	Yes	xx	xx	45.708%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	6.625%	xx	xx/xx/2026	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the modification agreement, the loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 4.5 years atxx
BWR2 has 4 months on the job as a cyber security project manager at xx. Previously, BWR had multiple jobs in the past.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.625% beginning on xx/xx/2026 and a maturity date of xx/xx/2056. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 45.70%. Tape shows BWR changed job during construction and loan did not qualify. Revised DTI 49%. Lender defect. Subject originated xx/xx/2024 and the 3 year SOL is active. BWR has 4 years SE at xx. FICO 720."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The loan fails the Qualified Mortgage Lending Policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "The TRID tolerance test is incomplete, as the initial CD is missing from the loan documents.
The subject loan is a refinance, originated on xx/xx/2024, and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Missing Initial Closing Disclosure (Lvl 3)     "The initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement document is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IAD3NZWUOS3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.874%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with book/page #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
BWR qualified using an offer letter as an event manager at xx. Previously, BWR had 14.41 years on the job as an associate with xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "The tape shows the subject loan is not insured."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6L4KJCYW57D	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.176%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There are eight real estate tax liens against the common name in favor of the xx, which were recorded on different dates, in the total amount of xx. The property addresses mentioned on the document are inconsistent with the subject property.
There is a prior civil judgment in favor of the XXXX in the amount of xx, which was recorded on xx/xx/2021. The borrower’s name is common in the judgment search and does not match the subject borrower.
There is a credit card judgment in favor of xx, in the amount of xx, which was recorded on xx/xx/2025. The borrower’s name is common in judgment and does not match the subject borrower.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The water charges for 2026 have been delinquent in the total amount of xx which is payable through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 12.33 years atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject is a non-QM loan. Reaching out to seller for guidelines. xx/xx/2026: Seller commented that they do not have any guidelines for this one."	* Compliance Testing (Lvl 3) "Loan failed the revised loan estimate delivery date test due to the revised loan estimate delivery date is on the initial closing disclosure delivery date."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID disclosure delivery date validation test due to the revised loan estimate delivery date is on the initial closing disclosure delivery date."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows EPD repurchase requirement. According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB is xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.922% exceeds APR threshold of 8.120% over by +1.802%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.922% exceeds APR threshold of 8.120% over by +1.802%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."	Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XW9ZZT1VHTC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	18.561%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a junior mortgage against the subject property, originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There are five prior civil judgments against the borrower in favor of different plaintiffs, which were recorded on different dates, in the total amount of xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 month on the job as a truck driver at XXXX. Previously, BWR1 had 1.58 years on the job as a truck driver at XXXX
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan closed with first-time homebuyer (FTHB) attributes applied, though both borrowers did not meet FTHB eligibility requirements, as the BWR owns another property held for investment. Further details not provided. Subject originated on xx/xx/2025."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8TRFIDIECGF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.486%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.5 years on the job as a QC at XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. LE dated xx/xx/2025 reflects Credit Report Fee at xx. CD dated xx/xx/2025 reflects Credit Report Fee at xx. This is an increase in fee of xx for charges that cannot increase. COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."	xx	xx	Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9BHE80MEBF7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	38.958%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.41 years on the job as a team lead with xx
BWR2 was qualified using a post-close offer letter. BWR2 had multiple jobs in the same field between xx/xx/2023 and xx/xx/2025 for 2.75 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 38.96% DTI. The file is missing the Offer Letter and evidence BWR 2 can work remotely. Revised DTI cannot be determined. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xx in Office/Clerical for 2.5 years, BWR 2 is starting employment with xx in Billing starting on xx/xx/2025, FICO 730, xxK reserves and xxK equity in the subject property. 0X30 since inception."	* Assets do not meet guidelines (Lvl 3) "Tape shows source of funds and reserve issues. The bank statement in file shows xxK in assets, satisfying the cash-to-close requirement of xxK, and DU shows no reserves required. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																							The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AG9T9UTB4EJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	46.590%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE as a xx for 3.75 years.
BWR2 has been SE as a tattoo artist for 3.83 years and at xx for 2.83 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 46.90%. Tape shows the lender used rental income from a property that was listed for sale. Revised DTI is 58.68%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE as a xx for 3.75 years. BWR2 has been SE as a tattoo artist for 3.83 years, FICO 768, 0X30 since inception, xxK equity in the subject, and xx residual income."				Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PDBMJGZATRV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	Yes	xx	xx	31.537%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No information has been found related to damage or repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.83 years at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows condo issues. Further details are not provided. The appraisal report is as is, and the condo questionnaire does not show any damage or repair work. XXXX search shows an estimated value of xxK. The current UPB is xxK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
293EOZYGE8Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	9.000%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
There is an active junior mortgage against the subject property in favor of xx, in the amount of xx, which originated on xx/xx/2021 and was recorded on xx/xx/2022 with the instrument #xx
There are 2 civil judgments against the borrower in favor of different plaintiffs, which were recorded on xx/xx/2025 and xx/xx/2025 in the total amount of xx.
There are 02 prior state tax liens against the borrower in favor of the xx, which were recorded on xx/xx/2019 and xx/xx/2019 in the total amount of xx. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There is a prior state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2021 in the amount of xx. The SSN is not mentioned on the supportive document.
The taxes are to follow.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.00%. The current UPB reflected as per the payment history is xx. As per the letter located at "xx" the trial payments are for xx/xx/2024 to xx/xx/2024. The due dates were adjusted from xx/xx/2024 to xx/xx/2024 due to a modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
According to servicing comments dated xx/xx/2022, the roof of the subject property was damaged. No details are available regarding the estimated cost of repair. The subsequent CCs do not show damages.
As per the modification agreement, the loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed due to trial modification. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed due to trial modification. Further details not provided.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 9.000% beginning on xx/xx/2024 and a maturity date of xx/xx/2039. There are no deferred balances or principal forgiven amounts.	Credit Application Credit Report Flood Certificate HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer Origination Appraisal Transmittal (1008)	xx	4: Unacceptable	* Missing DU/GUS/AUS as required by guidelines (Lvl 4) "AUS is missing from the loan documents."	* Compliance Testing (Lvl 3) "Tape and file show compliance could not be tested, as the compliance documents are missing from the loan file." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final CD signed by the BWR is missing from the loan file." * Lost Note Affidavit (Lvl 3) "Tape shows LNA/copy of note. The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""	xx	xx									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$0.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NPOW4RV2HZ0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	No	Not Applicable	First	$1,793.13	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.264%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx dba xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 has been delinquent in the amount of xx, which was good through xx/xx/2026.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.16 years atxxAdditionally, BWR has been SE for 2 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Seller confirmed MI coverage has been canceled."	* Compliance Testing (Lvl 3) "Tape shows the loan failed the QM (APOR) test. The Infinity compliance report passed the QM (APOR) test."	xx	xx	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KV5FUHFRLNK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$16,891.89	xx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2025	xx	Secondary	No	Not Applicable	No	xx	xx	14.056%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx, INC.
There is an active junior mortgage against the subject property in favor of xx, in the amount of xx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with the instrument #xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the occupancy of the subject property is second home.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 19.33 years at XXXX. Additionally, BWR1 has been SE for 2.83 years at XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows Non-QM/compliant. Further details not provided. Subject originated on xx/xx/2025."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed the qualified mortgage interest-only test, as this loan is an interest-only loan."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is a second home. Tape shows the cash-out amount exceeds internal guidelines. LTV of 85% exceeds the maximum 75% permitted for a rate-and-term refinance of an investment property. Further details not provided."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."			Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OP3QDQP7EXK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.415%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	xx	4.500%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
Parcel #xx
The first and second installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2026 and xx/xx/2025.
Parcel # xx
The first and second installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
Parcel #xx
The first and second installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as a nanny with XXXX. BWR had prior employment experience as a correction officer at the XXXX between xx/xx/2020 and xx/xx/2021 for 1.50 years and as a worker at XXXX between xx/xx/2019 and xx/xx/2020 for 4 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The monthly P&I is xx with an interest rate of 4.500% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 40.41%. Tape shows employment misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 2 months on the new job as a nanny with XXXX, FICO 718, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 reflects Appraisal Fee xx. Final CD dated xx/xx/2022 reflects Appraisal Fee at xx. This is an increase in fee of +xxfor charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 40.41%. Tape shows employment misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 2 months on the new job as a nanny with XXXX, FICO 718, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 reflects Appraisal Fee xx. Final CD dated xx/xx/2022 reflects Appraisal Fee at xx. This is an increase in fee of +xxfor charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YOQL6N5ULS6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.074%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2025.
The annual county taxes for 2025 have been exempt.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as an insurance adjuster at XXXX. Previously, BWR had 3.41 years on the job as a detective in asset protection at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.07%. Tape shows employment misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3 months on the job as an insurance adjuster at XXXX, FICO 756, 0X30 since inception, and xxK equity in the subject."
* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2025 reflects cash to in the amount of xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.07%. Tape shows employment misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3 months on the job as an insurance adjuster at XXXX, FICO 756, 0X30 since inception, and xxK equity in the subject."
																																																																																									* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2025 reflects cash to in the amount of xx."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WV9E43VYZV2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.108%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
There is an active junior mortgage against the subject property in favor of xx, in the amount of xx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 in Instrument #xx
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.33 years on the job as an assistant project manager at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows DPA funds were used to pay down debts, resulting in a xx shortfall in borrower funds required to close. The bank statement in file shows xxK in assets, satisfying the cash-to-close requirement of xxK. Further details not provided."
* Compliance Testing (Lvl 3)     "Tape shows Non-QM/ATR non-compliant with SOL expiring on xx/xx/2028. Infinity CE shows subject loan failed for Qualified mortgage lending policy points and fees test and GSE QM point fees test. Further details not provided. Subject originated on xx/xx/2025."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "The subject loan has a single-premium MI plan, and the full amount for MI is charged at closing."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3UBEYVJXZ3H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	55.073%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.88%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has 8.50 years on the job as a production manager with xx. Additionally, BWR receives child support income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the loan is FHA ineligible. The loan charged an upfront MI, and the refund was available in the loan documents. MI is not active."
* MI, FHA or MIC missing and required (Lvl 4) "FHA mortgage insurance certificate is missing from the loan documents. Tape shows loan is FHA ineligible."	* Compliance Testing (Lvl 3) "Tape shows Non-QM/ATR non-compliant with SOL expires on xx/xx/2028. Infinity CE shows that subject loan passed all test. Further details not provided. Subject originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (interested party contribution). Review of the file shows the final CD does not reflect seller credit. Further details are not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I5GC7OPYY11	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.305%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx and Finance, Inc. dba xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 15.58 years on the job as an executive housekeeper with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows Non-QM/ATR non-compliant and the SOL expires on xx/xx/2026. Further details not provided. Subject originated on xx/xx/2023."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PLHRR8JS3MP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	240	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx. As per the collection comment dated xx/xx/2025, the payments made in the month of Oct 2025 are borrower-made payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is the illness of the borrower.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the forbearance plan was approved and was active until xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable		* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from the loan documents"	xx	xx	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L08XUXN1ZKY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$1,923.27	xx	xx/xx/2026	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.890%	180	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	3.890%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
There are 02 credit card judgments against the borrower in favor of xx, which were recorded on xx/xx/2020 and xx/xx/2025 in the total amount of xx.
The annual school taxes for 2025 are delinquent in the amount of xx, which was due on xx/xx/2026.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.890%. The current UPB reflected as per the payment history is xx. The due dates were advanced from xx/xx/2024 to xx/xx/2025 due to a modification.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the modification agreement, the loan was modified on xx/xx/2025.
No comment related to damage or repair is found in the servicing comments.
The foreclosure was initiated on the loan in 2025. As per the FC doc located at xx pg#4, the complaint was filed on xx/xx/2025 with the case #CV-xx-CV.  As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to modification. Further details are not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:The foreclosure was initiated on the loan in 2025. As per the FC doc located at xx pg#4, the complaint was filed on xx/xx/2025 with the case #CV-xx-CV.  As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to modification. Further details are not provided.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, aka xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.890% beginning on xx/xx/2025 and a maturity date of xx/xx/2032. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	HUD-1 Closing Statement Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final executed CD. CE was tested based on seller provided initial CD."	xx	xx	Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55SS7N221CN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	31.460%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx
There is a prior child support lien against the borrower xx in favor of xx, which was recorded on xx/xx/2016 in the amount of xx. The borrower's name mentioned on supportive documents is consistent with the subject borrower.
There is a credit judgment against the borrower in favor of xx. Credit. Union, which was recorded on xx/xx/2023 in the amount of xx. The SSN# mentioned on supportive documents is consistent with the borrower's SSN#.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.08 years on the job as an XXXX with XXXX
BWR2 has been SE for 26.16 years atXXXX
BWR3 has 26.16 years on the job as a vice president with XXXX

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows Non-QM/ATR non-compliant with SOL expired. Further details not provided. Subject originated on xx/xx/2021."	xx	xx	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NJLX2EGKICB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$5,388.32	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.593%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx
There is a junior UCC financial statement against the subject property in favor of xx, which was recorded on xx/xx/2021.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual combined taxes for 2018 are delinquent in the amount of xx, which is good through xx/xx/2026.
The annual water charges for 2026 are delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD is a payment dispute.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a food service provider for 6.25 years. Additionally, BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows BWR had insufficient funds to close. Bank statements in the file show xxK of assets satisfy the cash-to-close requirement of xxK at closing. Further details not provided. Subject originated on xx/xx/2021, FICO 725, and xxK equity in the subject."
																																																																																							* Compliance Testing (Lvl 3) "Tape shows Non-QM/ATR non-compliant with SOL expired. Further details not provided. Subject originated on xx/xx/2021."	xx	xx	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7H0HSZI0ZPH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	50.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 14 years on the job as a production worker at XXXX
BWR2 has been SE for 8 years at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable		* Compliance Testing (Lvl 3) "Tape shows Non-QM/ATR non-compliant with SOL expired. Further details not provided. The subject originated on xx/xx/2021."	xx	xx	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0ULKSHEG7MG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.829%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx, INC.
No active judgments or liens have been found.
Parcel # xx
The 1st and 2nd installments of county taxes for 2025/2026 are due in the amount of xx on xx/xx/2026.
Parcel # xx
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
BWR has 7 months on the job as an LVN with XXXX
Previously, BWR had 8.66 years on the job as an LVN with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan failed the HPML test. The Infinity compliance report shows the loan passed the HPML test."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to the initial LE missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The servicing transfer disclosure is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to the initial LE missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
																																																																																									* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The servicing transfer disclosure is missing from the loan documents."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33ZRLB6Y1DW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	53.353%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.16 years on the job as a carpenter withxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Seller confirmed MI coverage has been canceled."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and file show the appraisal report in the file is 120 days older at closing. The 1004D updated report is missing from the loan documents. XXXX search shows an estimated value of xxK. The current UPB is xxK."
* Compliance Testing (Lvl 3) "Tape shows Non-QM/ATR non-compliant with SOL expired. Further details not provided. Subject originated on xx/xx/2020."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case that originated on xx/xx/2020, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test.
The initial loan estimate dated xx/xx/2020 does not reflect points - loan discount fee. The final CD dated xx/xx/2020 reflects points - loan discount fee of xx. The initial loan estimate dated xx/xx/2020 reflects an appraisal fee of xx. The final CD dated xx/xx/2020 reflects an appraisal fee of xx. This is a cumulative increase in fees of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/2020, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.35% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (Locator#XXXX - XXXX - Closing loan package Pg#16) and its recommendation is Approve/Eligible with a DTI of 53.35%."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case that originated on xx/xx/2020, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test.
The initial loan estimate dated xx/xx/2020 does not reflect points - loan discount fee. The final CD dated xx/xx/2020 reflects points - loan discount fee of xx. The initial loan estimate dated xx/xx/2020 reflects an appraisal fee of xx. The final CD dated xx/xx/2020 reflects an appraisal fee of xx. This is a cumulative increase in fees of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/2020, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.35% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (Locator#XXXX - XXXX - Closing loan package Pg#16) and its recommendation is Approve/Eligible with a DTI of 53.35%."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CGK91SN6EKD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.277%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx.
There are 2 prior child support liens against the subject borrower in favor of the xx, which were recorded on xx/xx/2019. The amount of the lien is not mentioned on the supporting documents.
The 1st installment of county taxes for xx has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for xx is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has 6.91 years on the job as a human services specialist at the XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows Non-QM/ATR non-compliant with SOL expiring on xx/xx/2026. Infinity CE shows the subject loan failed for TRID tolerance test. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The revised LE dated xx/xx/2023 reflects points - loan discount fee of xx. The final CD dated xx/xx/2023 reflects points - loan discount fee of xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2023, and the 3-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5G1YJAD90CN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.537%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual combined taxes for 2025 are an overpayment in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx. As per the tape, the deferred balance is xx. As per the mortgage statement located at "xx" the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

BWR has been SE for 25.5 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* Compliance Testing (Lvl 3) "Tape shows Non-QM/ATR non-compliant with SOL expired. Further details not provided. Subject originated on xx/xx/2022."	xx	xx	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K90L498RBBK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.472%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	4.875%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with MERS as nominee for xx.
There are 2 civil judgments against the borrower filed by different plaintiffs, which were recorded on xx/xx/2021 and xx/xx/2023. The judgment amount is not provided. The SSN is not mentioned on supportive documents.
The 1st and 2nd installments of county taxes for 2025 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The loan was modified on xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a fitness supervisor at the XXXX. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.875% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. The improvement section or appraisal report shows replacement of the valley in the roofing. The estimated cost to cure is xx. 1004D/inspection report by a qualified professional is missing from the loan documents, and the final CD does not reflect the escrow holdback."
* Assets do not meet guidelines (Lvl 3)     "Tape shows assets not properly verified. Bank statements in the file show xx of assets satisfy the cash-to-close requirement of xx at closing. Further details not provided. Subject originated on xx/xx/2018."
* Compliance Testing (Lvl 3) "Tape shows Non-QM/ATR non-compliant with SOL expired. Further details not provided. Subject originated on xx/xx/2018."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.47%, the borrower's income is xx, and total expenses are in the amount of xx, and the loan was underwritten by LP (xx#467), and its recommendation is "xx" with a DTI of 48.47%."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.47%, the borrower's income is xx, and total expenses are in the amount of xx, and the loan was underwritten by LP (xx#467), and its recommendation is "xx" with a DTI of 48.47%."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ECU9EA2OTI7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	XXXX	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	48.319%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
There is a prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2017 in the amount of xx.
There is a child support lien against the borrower in favor of the xx, which was recorded on xx/xx/2023. The supportive document does not reflect the lien amount.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.

BWR1 has 6.08 years on the job as an MRI tech with XXXX
BWR2 has 6.16 years on the job as a secretary with XXXX
BWR3 has 20.66 years on the job as a baker with XXXX.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 48.31%. Tape shows income and assets used to qualify were not properly documented. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 6.08 years on the job as an MRI tech with XXXX. BWR2 has 6.16 years on the job as a secretary with XXXX. BWR3 has 20.66 years on the job as a baker with XXXX, FICO 681, and xxK equity in the subject."
* Compliance Testing (Lvl 2)     "Tape and infinity compliance results show the loan failed the QM (APOR) test."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test: Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
Tax Transcripts paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx Mortgage Broker Fee (Indirect): xx Points—Loan Discount Fee paid by Borrower: xx Tax transcripts paid by borrower: xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.113% exceeds APR threshold of 4.780% over by +0.333%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).   Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.073% exceeds APR threshold of 4.780% over by +0.293%.  Loan failed CA AB 260 Higher-Priced Mortgage Loan threshold test due to APR calculated at 5.113% exceeds APR threshold of 4.780% over by +0.333%. Subject loan is escrowed."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 48.31%, as the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (XXXX_DU and CR), and its recommendation is "Approve/Eligible" with a DTI of 48.32%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 48.31%. Tape shows income and assets used to qualify were not properly documented. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 6.08 years on the job as an xxx with xxxx. BWR2 has 6.16 years on the job as a xxx with xxx. BWR3 has 20.66 years on the job as a baker with XXXX, FICO 681, and xxK equity in the subject."
* Compliance Testing (Lvl 2)     "Tape and infinity compliance results show the loan failed the QM (APOR) test."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test: Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
Tax Transcripts paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx Mortgage Broker Fee (Indirect): xx Points—Loan Discount Fee paid by Borrower: xx Tax transcripts paid by borrower: xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.113% exceeds APR threshold of 4.780% over by +0.333%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).   Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.073% exceeds APR threshold of 4.780% over by +0.293%.  Loan failed CA AB 260 Higher-Priced Mortgage Loan threshold test due to APR calculated at 5.113% exceeds APR threshold of 4.780% over by +0.333%. Subject loan is escrowed."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 48.31%, as the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (XXXX_DU and CR), and its recommendation is "Approve/Eligible" with a DTI of 48.32%."	Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IWNG7WHX5HO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	23.578%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property that originated on xx/xx/2022 and was recorded on xx/xx/2022 with instrument #xx in the amount of xx with the Illinois Housing Development Authority.
The 1st and 2nd installments of county taxes for 2024/2025 were paid in the total amount of xx on xx/xx/2025 and on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as a truck loader with XXXX. BWR had prior employment as a detailer with XXXX. between xx/xx/2019 and xx/xx/2021 for 1.75 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 does not reflect Appraisal Re-Inspection Fee. CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at xx.
Loan estimate dated xx/xx/2021 reflects Loan Origination fee at xx. CD dated xx/xx/2022 reflects Loan Origination fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed the reimbursement amount validation test and the consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 does not reflect Appraisal Re-Inspection Fee. CD dated xx/xx/2022 reflects Appraisal Re-Inspection Fee at xx.
Loan estimate dated xx/xx/2021 reflects Loan Origination fee at xx. CD dated xx/xx/2022 reflects Loan Origination fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FA9OKUQG53X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	47.914%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a prior state tax warrant in favor of the xx, which was recorded on xx/xx/2022 in the amount of xx. The SSN mentioned on the supportive document is inconsistent with the borrower’s SSN.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 receives social security and pension income.
BWR2 has 5.41 years on the job as an assistant vice president of xx. Additionally, BWR2 has been SE for 4.16 years at xx
BWR3 has been SE for 4.16 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows NOO as the subject property listed for rent immediately after closing. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FWMWTOQWDFJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	35.286%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is a prior state lien against the borrower in favor of the xx, which was recorded on xx/xx/2012 in the amount of xx. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
The first and second installments of county taxes for 2024/2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.25 years on the job as an engineer with XXXX.
BWR2 has 8.50 years on the job as a network analyst with XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #3, with a sales price of xxK, is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ACI6PAQWE30	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	44.907%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active junior mortgage against the subject property in favor of the xx, Missouri, in the amount of xx, which originated on xx/xx/2024 and was recorded on xx/xx/2024 with the instrument #xx This junior mortgage has started the foreclosure.
There is an active prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is unemployment.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 1.08 years on the job as an XXXX & graphic designer with xx. Previously, BWR had 10 months on the job as a sales associate with xxPrior to that, BWR had 1.08 years on the job as an athletic assistant with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 44.91% DTI. The Lender allowed the loan to close with instability of employment and income. Per the WVOE, BWR has approximately 8 months of full-time employment. Lender defect. The subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR is employed with xx as the XXXX for 1.1 years, FICO 716, xx residual income."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed state regulations for the prohibited fees first lien test.
The below fees were included in the test:
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #2, with a sales price of xxK, is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S6AAVNAKH96	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	32.568%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 12 years on the job as a registered nurse at XXXX
BWR2 has 7.41 years on the job as a registered nurse educator at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Kansas license validation test."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and file show the post-purchase appraisal report reduced the property value by xx to xx resulting in an LTV exceeding 80%. Further details not provided. Subject originated on xx/xx/2025. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TTZXPHHJPFW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	Not Applicable	35.287%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a KC branch president/efficiency coordinator at xx. Previously, BWR was working as a software engineer at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan is NOO and was approved at 35.28%. Tape shows lender did not verify that the BWR was not employed at closing. Further details not provided. BWR defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3 months on the job as a KC branch president/efficiency coordinator at xx, FICO 757, 0X30 since inception, and xxK equity in the subject."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NHE0IKPYWVZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.414%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the total amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 has been due in the total amount of xx on xx/xx/2026.
The water charges for 2025 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5 months on the job as a software engineer at XXXX. Previously, BWR had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: xx."
																																																																																							* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."	xx	xx	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P6TH4N1YXQ9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.921%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with book #5524, page #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of town taxes for 2024 have been paid in the total amount of xx on different dates.
The 4th installment of town taxes for 2024 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 4 months on the job as an administrative assistant at xxBWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to occupancy issue. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C030ELBQ17S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.623%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for xx has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for xx is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as an administrator at the XXXX Previously, BWR had 1.43 years on the job as an administrator at XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx."	xx	xx	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RVK1UJ4CZ68	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	240	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	37.395%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with Book/Page# xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2024.
The annual combined taxes for 2023 were paid in the amount of xx on xx/xx/2023.
The annual water/sewer charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Loan does not conform to program guidelines (Lvl 3)     "The tape indicates a defect stating that the title work item or issue has not been addressed. The file, and final title policy do not reflect any title-related issues. As per the document located at "xx" there are two mortgage against the subject property, which was recorded prior to the subject mortgage. The first prior mortgage was originated on xx/xx/2005 with XXXX and the second mortgage was recorded on xx/xx/2005 with XXXX. As per the document located at "xx" the title company will insure the said mortgages."
* Type of Ownership is Leasehold Or Cooperative (Lvl 3) "As per the final title policy located at xx1, the subject property is leasehold. The subject loan originated on xx/xx/2022 with a maturity date of xx/xx/2042. As per the lease agreement located at xx PG#37, the lease terms for 99 years started from xx/xx/1853 until xx/xx/2052."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.
The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan fails the charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2021 reflects transfer taxes at xx. The final CD dated xx/xx/2022 reflects transfer taxes at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.
The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan fails the charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2021 reflects transfer taxes at xx. The final CD dated xx/xx/2022 reflects transfer taxes at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92OL8UUJKC4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	332	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	49.937%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
There are two junior UCC liens against the subject property in favor of xx, which were recorded on xx/xx/2023 and xx/xx/2023.
The 1st and 2nd installments of combined taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.58 years on the job as a tool grinder at the XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.93%. Tape shows undisclosed debt. Revised DTI is 61.05%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 9.58 years on the job as a tool grinder at the XXXX, FICO 760, 1X30 in the last 24 months, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2021 reflects the Transfer Taxes Fee at xx. The final CD dated xx/xx/2022 reflects the Transfer Taxes Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject is a refinance case that originated on xx/xx/2022, and the 3-year SOL has expired."
* Intent to Proceed Missing (Lvl 2) "Intent to proceed is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.93%. Tape shows undisclosed debt. Revised DTI is 61.05%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 9.58 years on the job as a tool grinder at the xxx, FICO 760, 1X30 in the last 24 months, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2021 reflects the Transfer Taxes Fee at xx. The final CD dated xx/xx/2022 reflects the Transfer Taxes Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject is a refinance case that originated on xx/xx/2022, and the 3-year SOL has expired."
																																																																																									* Intent to Proceed Missing (Lvl 2) "Intent to proceed is missing from the loan documents."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TSHC5Q2EKHH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	240	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.433%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. As per the comment dated xx/xx/2025, the foreclosure case was closed and the loan was reinstated.
No post-close bankruptcy record has been found.
BWR has 4.41 years on the job as a driver with XXXX

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was placed on hold due to litigation. As per the comment dated xx/xx/2025, the foreclosure case was closed and the loan was reinstated.

																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Intent to Proceed Missing (Lvl 3) "Intent to proceed missing from loan documents."	xx	xx	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0R0VQKKZ3IX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	38.594%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
There is a prior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2024.
The first and second installments of town taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 23.83 years on the job as a supervisor at XXXX
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "The hazard insurance policy is missing from the loan documents."	xx	xx	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EVDP7IS2TDV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.775%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	3.375%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
The loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2024, the forbearance plan was activated on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as a tenant improvement superintendent at XXXX. Previously, BWR had 5.33 years on the job as a superintendent at the XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.375% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 27.78%. The tape shows the lender did not verify the BWR employment history to support income. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 1 month on the job as a tenant improvement superintendent at XXXX. FICO 694 and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.
The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect the points—loan discount fee. The CD dated xx/xx/2021 reflects points—Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
Loan failed charges; that in total cannot increase more than 10% tolerance test. The LE dated xx/xx/2021 reflects the sum of Section C and the recording fee at xx. The CD dated xx/xx/2021 reflects the sum of Section C and the recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% per test. COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 27.78%. The tape shows the lender did not verify the BWR employment history to support income. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 1 month on the job as a tenant improvement xxx at xxx. FICO 694 and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.
The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect the points—loan discount fee. The CD dated xx/xx/2021 reflects points—Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
Loan failed charges; that in total cannot increase more than 10% tolerance test. The LE dated xx/xx/2021 reflects the sum of Section C and the recording fee at xx. The CD dated xx/xx/2021 reflects the sum of Section C and the recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% per test. COC for the increase in fee is missing from the loan documents.
																																																																																									The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."	Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RPJQUCRXWLK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	Yes	xx	xx	48.637%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	4.000%	xx	xx/xx/2023	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. The BK was discharged on xx/xx/2025 and terminated on xx/xx/2025.
BWR1 receives retirement income.
BWR2 has 4.08 years on the job as a registered nurse at the XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor, XXXXn, on xx/xx/2020, with the secured claim amount of xx and the arrearage amount of xx. The chapter 13 plan filed on xx/xx/2019 was confirmed on xx/xx/2020. The BWR shall pay xx per month for 60 months to the trustee. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2025 and terminated on xx/xx/2025.	The modification agreement was made between the borrowers, xx, xx, and the lender, xx, on xx/xx/2023. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.000% beginning on xx/xx/2023 and a maturity date of xx/xx/2063. There is no deferred balance and principal forgiven amount.	Missing Dicsloures Transmittal (1008)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.64%. The tape shows rental income miscalculation. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2017, and the 3-year SOL has expired. BWR1 receives retirement income. BWR2 has 4.08 years on the job as a registered nurse at the XXXX. FICO 704, 0X30 in the last 24 months, and xxK equity in the subject."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.64% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU Locator XXXX (XXXX) PG#4 and its recommendation is Approve/Eligible with a DTI of 48.64%."
* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.64%. The tape shows rental income miscalculation. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2017, and the 3-year SOL has expired. BWR1 receives retirement income. BWR2 has 4.08 years on the job as a registered xxx at the xxx. FICO 704, 0X30 in the last 24 months, and xxK equity in the subject."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.64% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU Locator xx (xx, xx) PG#4 and its recommendation is Approve/Eligible with a DTI of 48.64%."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
URC7P6VQHX5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	33.422%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.25 years on the job as a manufacturing senior resource with XXXX.
BWR2 has 3 months on the job as a coordinator with XXXX. Previously, BWR had 4.16 years on the job as an administration counselor with the XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Transmittal (1008)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan closed without an appraisal report. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. The current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject was approved at 33.42%. The tape shows the lender did not verify the BWR was not employed at closing. Further details not provided. Lender defect. The subject originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 5.25 years on the job as a manufacturing senior resource with XXXX. BWR2 has 3 months on the job as a coordinator with XXXX, FICO 704, and 0X30 in the last 24 months."
* Transmittal (1008) is Missing (Lvl 2) "Final Transmittal Summary is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan closed without an appraisal report. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. The current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject was approved at 33.42%. The tape shows the lender did not verify the BWR was not employed at closing. Further details not provided. Lender defect. The subject originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 5.25 years on the job as a manufacturing senior resource with xx, xx. BWR2 has 3 months on the job as a coordinator with xxx, FICO 704, and 0X30 in the last 24 months."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "Final Transmittal Summary is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2YJ8H2ID3FD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2021	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	45.586%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active Code Enforcement lien named Anti-Blight and Property Maintenance Ordinance against the subject property in favor of the xx, which was recorded on xx/xx/2023 in the amount of xx.
There is one open violation of "xx" against the subject property with case #C-xx.
The 1st and 2nd installments of town taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.990%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per servicing comments dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.50 years on the job as a senior manager, information system at xx. Previously, BWR had 10.33 years on the job as a tech manager in engineering withxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report Hazard Insurance Initial 1003_Application	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report in the file is as-is. The photo addendum shows the siding damaged on the rear side and near the gas meters, damaged corner trim, damaged basement stairs corner, and water damage in the kitchen ceiling. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* Business Purpose Affidavit is missing (Lvl 3) "The business purpose affidavit is missing from the loan file."
* Lease Agreement is missing (Lvl 3) "The lease agreement is missing from the loan file. The subject is NOO purchase."	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the LO is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2) "The hazard insurance policy is missing from the loan documents."	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the LO is missing from the loan documents."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "The hazard insurance policy is missing from the loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AVA5CMS7JMH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	37.350%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	7.000%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The water charges for 2025 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is 7 months delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx. The due dates were advanced from xx/xx/2024 to xx/xx/2025 due to loan modification.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is 7 months delinquent with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is xx.
As per the comment dated xx/xx/2026, the reason for the default is curtailment of income.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.83 years on the job as a vice president of retail with XXXX
BWR2 has 4.83 years on the job as a vice president of special projects with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, "xx" and the lender, "xx" on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.000% beginning on xx/xx/2025 and a maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.34%. Tape shows the BWR was not employed at closing. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 4.83 years on the job as a vice president of retail with XXXX. BWR2 has 4.83 years on the job as a vice president of special projects with XXXX, FICO 660, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects the points—loan discount fee at xx. The CD dated xx/xx/2021 reflects points—loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.34%. Tape shows the BWR was not employed at closing. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 4.83 years on the job as a xx with xxx. BWR2 has 4.83 years on the job as a vice president of special projects with xxx, FICO 660, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects the points—loan discount fee at xx. The CD dated xx/xx/2021 reflects points—loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YI5MENTSEEK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Secondary	Yes	Yes	No	xx	xx	49.097%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.16 years on the job as a director of performance evaluations with xx
BWR2 has 9.25 years on the job as a GT coordinator with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH does not show any MI activity."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows MIP issue. Further details not provided. Subject loan originated on xx/xx/2021."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Finance Charge test due to Calculated Finance charge of xx exceeds Disclosed Finance charge of xx over by -xx."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2) "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Finance Charge test due to Calculated Finance charge of xx exceeds Disclosed Finance charge of xx over by -xx."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																									* Missing Required State Disclosures (Lvl 2) "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."	Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BD7UT7J99MQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	40.696%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.33 years on the job as a teacher at XXXX
BWR2 receives retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.70%. The tape shows undisclosed debt. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 9.33 years on the job as a teacher at XXXX. BWR2 receives retirement income. FICO 709, 2X30 in the last 24 months, and xxK equity in the subject."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.70%. The tape shows undisclosed debt. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 9.33 years on the job as a xxx at xxx. BWR2 receives retirement income. FICO 709, 2X30 in the last 24 months, and xxK equity in the subject."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NWLWJXMGAS5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Nebraska	xx	xx	Yes	No	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	4.500%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2014	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	45.356%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	2.875%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active junior UCC mortgage against the subject property, in favor of xx, which was recorded on xx/xx/2023.
There is an active ECB lien against the subject property in favor of the xx, which was recorded on xx/xx/2022. The amount of the lien is not provided.
The 1st, 2nd, and 3rd annual installments of combined taxes for 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The 4th installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2017. The bankruptcy was discharged on xx/xx/2017 and terminated on xx/xx/2017.
BWR has 3 years on the job as a taxi driver with xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2017. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The bankruptcy was discharged on xx/xx/2017 and terminated on xx/xx/2017.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 2.875% beginning on xx/xx/2022 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount.	Credit Report Good Faith Estimate Initial 1003_Application Missing Dicsloures Missing DU/GUS/AUS Missing or error on the Rate Lock Notice of Servicing Transfer Transmittal (1008)	xx	4: Unacceptable	* Missing DU/GUS/AUS as required by guidelines (Lvl 4) "The AUS report is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the source document is missing from the loan file. Further details not provided. Subject loan originated on xx/xx/2014."	xx	xx	Moderate	Pass	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CHMEC8Z9ROA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	43.495%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	5.000%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior UCC mortgage against the subject property in favor of xx, which was recorded on xx/xx/2022 with the instrument #xx
There are three active prior state tax liens found against the borrower in favor of the xx, which were recorded on xx/xx/2010, xx/xx/2010, and xx/xx/2014 in the total amount of xx.
There is a hospital lien against the borrower in favor of xx, which was recorded on xx/xx/2022 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9 months on the job as aXXXX. BWR1 had multiple jobs in the last 2 years. BWR2 has 6 months on the job as a certified senior pharmacy technician at XXXX. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.000% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal is as-is. The improvement and the photo addendum of the appraisal report show deferred maintenance, including wood rot at the exterior door jamb and an unpainted section of fascia. The estimated cost to cure is xx-xx. 1004D report is missing from the loan documents, and the final CD does not reflect an escrow holdback."	xx	xx	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CTOMKXORE28	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	41.624%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx. No active judgments or liens have been found. The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the subject property was damaged. The borrower received an insurance claim in the amount of xx. The nature of the damage is not available in the collection comment. As per the comment dated xx/xx/2024, the total amount of the insurance claim was xx. As per the comment dated xx/xx/2024, the final draw was mailed to the borrower in the amount of xx. No comment has been found regarding completion of repair.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
BWR1 has 24.83 years on the job as an electron beam welder at XXXX
BWR2 has 6.42 years on the job as a CPA at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar and the value is xxK. Comp #1, with a sales price of xxK, is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK."	xx	xx	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$97,288.70	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AFZG1X522UW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	46.324%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The annual water charges for 2026 are delinquent in the amount of xx, which is due on xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.16 years on the job as a consultant at XXXX
BWR2 has 5.25 years on the job as a client service manager at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan file."	xx	xx	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S46YW7VOC92	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2023	xx/xx/2023	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.158%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for xx have been exempted.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current PITI is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the borrower states that the roof has been fully repaired. The cost of repair is not available. Subsequent CCs do not show damage.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
 As per the comment dated xx/xx/2024, the borrower’s income was impacted by Covid-19. The borrower was approved for a 3-month repayment plan starting from xx/xx/2024. Further details were not provided.
BWR has 6.08 years on the job as an administrator with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured. The subject loan closed without monthly MI payment and VA funding fee."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the inspection report is missing or incomplete. Appraisal report is subject to repair of the rotted wood fascia and peeling paint. 1004D in the file shows all fascia and soffit have been repaired and repainted."
* Compliance Testing (Lvl 3)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 does not reflect the Appraisal Re-Inspection Fee. The CD dated xx/xx/2023 reflects an Appraisal Re-Inspection Fee of xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2023, and the SOL is 3 years."
																																																																																							* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GOOOCUDGC4H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.375%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of other taxes for 2025 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
There are water charges for 2026 that are delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.8750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 months on the job as a store manager at XXXX. Previously, BWR had 2.58 years on the job as a medical assistant atXXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: xx.

The loan fails the Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: xx."
																																																																																							* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."	xx	xx	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H7SUDV8OPZ7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	353	xx/xx/2024	xx/xx/2024	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the seasoning period requirement. Further details not provided. Subject loan originated on xx/xx/2024."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1WFQ2WC7PW4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2019	xx/xx/2019	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a prior active civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2008 in the amount of xx. SSN is not mentioned in the supportive document.
The first and second installments of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is insured. The subject loan closed without monthly MI payment and VA funding fee. Reaching out to seller for clarity."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show subject did not meet the VA 210-day seasoning period. Subject closed xx/xx/2019."
* Release of mortgage (Lvl 3) "The UT shows a severe issue for subject mortgage satisfaction found. As per the review of the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with MERS as nominee for xx. The satisfaction for the subject mortgage was recorded on xx/xx/2020 with instrument #xx located at xx PG#30, which shows that the subject mortgage was released or satisfied. As per the affidavit recorded on xx/xx/2020 with instrument #xx located at xx PG#32, the subject mortgage was erroneously released, and the satisfaction recorded is rescinded, as this mortgage remains valid against the subject property. After that, the assignment of mortgage was recorded on xx/xx/2021 and transferred to Freedom Mortgage Corporation. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."	* Intent to Proceed Missing (Lvl 2) "Intent to proceed is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Intent to Proceed Missing (Lvl 2) "Intent to proceed is missing from loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y2G5JXDO2UT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	339	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.252%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx.
There are two junior UCC liens against the subject property in favor of xx, which were recorded on xx/xx/2022 and xx/xx/2022.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject is currently owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
 BWR has 8.83 years on the job as a licensed vocational nurse at XXXX. Additionally, BWR has 2.91 on the second job as an licensed vocational nurse at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 47.25%. Tape shows the BWR was not employed at closing. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 8.83 years on the job as a licensed vocational nurse at XXXX. Additionally, BWR has 2.91 on the second job as a licensed vocational nurse at XXXX, FICO 752 and 0X30 in the last 24 months."
* Intent to Proceed Missing  (Lvl 2)     "The intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 47.25%, as the borrower’s income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (Locator#XXXX (XXXX).Pdf_PG#1) and its recommendation is Approve/Eligible with a DTI of 47.26%."
* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xxx search shows an estimated value at xxK. Current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 47.25%. Tape shows the BWR was not employed at closing. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 8.83 years on the job as a licensed vocational nurse at XXXX. Additionally, BWR has 2.91 on the second job as a licensed vocational nurse at XXXX, FICO 752 and 0X30 in the last 24 months."
* Intent to Proceed Missing  (Lvl 2)     "The intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 47.25%, as the borrower’s income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (Locator#xx (xxx, xxx).Pdf_PG#1) and its recommendation is Approve/Eligible with a DTI of 47.26%."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WC1186T1RRZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.322%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	2.875%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 15 years on the job as a XXXX with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 2.875% beginning on xx/xx/2022 and a maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet product guideline requirements. Further details not provided. The subject loan originated on xx/xx/2018."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation in charges that cannot increase the test due to the increase of the fee in the final CD dated xx/xx/2018. The initial LE dated xx/xx/2018 reflects Points—Loan Discount Fee at xx and Transfer Taxes at xx. The final CD dated xx/xx/2018 reflects Points—Loan Discount Fee at xx and Transfer Taxes at xx. This is a fee increase of xx for the 0% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a refinance case, originated on xx/xx/2018, and the SOL is 3 years expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement is missing from the loan file."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.32% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (Locator#XXXX (XXXX)13) and its recommendation is Approve/Eligible with a DTI of 47.32%."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation in charges that cannot increase the test due to the increase of the fee in the final CD dated xx/xx/2018. The initial LE dated xx/xx/2018 reflects Points—Loan Discount Fee at xx and Transfer Taxes at xx. The final CD dated xx/xx/2018 reflects Points—Loan Discount Fee at xx and Transfer Taxes at xx. This is a fee increase of xx for the 0% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a refinance case, originated on xx/xx/2018, and the SOL is 3 years expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement is missing from the loan file."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.32% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (Locator#xxx (xxx, xxx)13) and its recommendation is Approve/Eligible with a DTI of 47.32%."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2B2KP7U2H6A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2024	xx/xx/2024	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2024.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 have been delinquent in the amount of xx, which was good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured. The subject loan closed with a VA funding fee."	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed the TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx.
Subject loan is a refinance case, originated on xx/xx/2024 and the 3-year SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is a VA streamline refinance loan. Tape shows the loan term cannot be processed as it exceeds the product’s maximum limit. Further details not provided. The loan originated on xx/xx/2024."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HK05BI364Q5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2023	xx/xx/2023	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.925%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property was damaged due to disaster. No comments were found regarding the estimated cost and completion of repairs. Subsequent CCs do not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9 months on the job as a holder with xx Previously, BWR had 7 years on the job as a maintenance technician with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured. The subject loan closed with a VA funding fee."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 reflects the Points - Loan Discount Fee at xx. The CD dated xx/xx/2023 reflects the Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2023, and the 3-year SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the borrower’s available VA entitlement is insufficient to guaranty the requested loan amount. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B7HZIQOJQYO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	51.500%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	7.125%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the forbearance plan was approved for the period of xx/xx/2025 to xx/xx/2025.
As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided.
As per the comment dated xx/xx/2024, the subject property was damaged due to a hurricane, and the borrower filed a claim. As per the comment dated xx/xx/2025, the repairs have been 100% completed. Further details not provided.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11 months on the job as a manager with xx Previously, BWR1 had 1.25 years on the job as a manager with xx
BWR2 has 1 month on the job as a groundskeeper with xx. Previously, BWR2 had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.125% beginning on xx/xx/2024 and a maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."
* MI, FHA or MIC missing and required (Lvl 4) "Mortgage insurance certificate is missing from loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2022 reflects cash to in the amount of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Mortgage Broker Fee at xx. Final CD dated xx/xx/2023 reflects Mortgage Broker Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.50% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (Locator# XXXX (XXXX).pdf Page #1) and its recommendation is approve/eligible with a DTI of 51.50%."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2022 reflects cash to in the amount of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 reflects Mortgage Broker Fee at xx. Final CD dated xx/xx/2023 reflects Mortgage Broker Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.50% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (Locator# xxx (xxx, xxx).pdf Page #1) and its recommendation is approve/eligible with a DTI of 51.50%."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5LT12DOCZYI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Washington D.C.	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.278%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with book/page # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The first and second installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The first and second installments of combined taxes for 2024 have been paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
The water/sewer charges for 2025 have been paid on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 2.83 years on the job as a resource development specialist with the XXXX. Also, BWR has 2.5 years on the job as a support specialist with XXXX.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from loan documents."	xx	xx	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NV1VNF67JAD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Unavailable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.368%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual utilities/MUD taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as a commercial truck driver at XXXX. Previously, BWR had 2.33 years on the job as a driver atXXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx."	xx	xx	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U5P5GCW3DJ9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.942%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.500%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx, which is due on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.75 years on the job as a clinical assistant with XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The monthly P&I is xx with an interest rate of 3.500% beginning on xx/xx/2022 and a maturity date of xx/xx/2062. There is no principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.94%. Tape shows debt miscalculations. Further details not provided. Lender defect. The subject originated on xx/xx/2017, and the 3-year SOL has expired. BWR has 8.75 years on the job as a clinical assistant with XXXX. FICO 703, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase that originated on xx/xx/2017, and the SOL of 1 year has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2017 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2017 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase that originated on xx/xx/2017, and the SOL of 1 year has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan failed the GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged 6,843.50 exceeding the fee threshold of xx over by xx. The below fees were included in the test: Lender Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Lender Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.94%. Tape shows debt miscalculations. Further details not provided. Lender defect. The subject originated on xx/xx/2017, and the 3-year SOL has expired. BWR has 8.75 years on the job as a clinical assistant with XXXX. FICO 703, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase that originated on xx/xx/2017, and the SOL of 1 year has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2017 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2017 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase that originated on xx/xx/2017, and the SOL of 1 year has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan failed the GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged 6,843.50 exceeding the fee threshold of xx over by xx. The below fees were included in the test: Lender Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Lender Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QIOL1OOPUXW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.556%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with MERS as nominee for xx.
No active judgments and liens have been found.
The 1st and 2nd installments of town taxes for 2024 were paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.66 years on the job as a home health aide with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.60%. Tape shows base income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 5.66 years on the job as a home health aide with XXXX, FICO 670, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The TRID violation test failed due to a decrease in lender credit on the final closing disclosure dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects lender credit at xx. The final CD dated xx/xx/2021 does not reflect lender credit. This is a decrease of xx for a fee that has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents.

The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2021 does not reflect an appraisal review fee. The final CD dated xx/xx/2021 reflects an appraisal review fee of xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.56%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU Locator XXXX (XXXX)-Pg#04, and its recommendation is approve/eligible with a DTI of 44.56%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.60%. Tape shows base income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 5.66 years on the job as a home health aide with xxx & xxx, FICO 670, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The TRID violation test failed due to a decrease in lender credit on the final closing disclosure dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects lender credit at xx. The final CD dated xx/xx/2021 does not reflect lender credit. This is a decrease of xx for a fee that has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents.

The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2021 does not reflect an appraisal review fee. The final CD dated xx/xx/2021 reflects an appraisal review fee of xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.56%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU Locator xxx (xxx, xxx)-Pg#04, and its recommendation is approve/eligible with a DTI of 44.56%."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XEBT4FMV2SS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.801%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with the instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2026 are in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026, in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
BWR has been SE for 5.33 years at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.80%. Tape shows SE income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 5.33 years at XXXX, FICO 809, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan fails the TRID tolerance test due to a decrease in lender credit on the closing disclosure dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects Lender Credit at +xx; the final CD dated xx/xx/2021 does not reflect the lender credit. This is a decrease of +xx for a fee that has a 0% tolerance test. Subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.80%. Tape shows SE income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 5.33 years at xxx, FICO 809, 0X30 in the last 24 months, and xxK equity in the subject."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan fails the TRID tolerance test due to a decrease in lender credit on the closing disclosure dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects Lender Credit at +xx; the final CD dated xx/xx/2021 does not reflect the lender credit. This is a decrease of +xx for a fee that has a 0% tolerance test. Subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."	Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SAELT2UDS5P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	37.258%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 have been delinquent in the total amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as a pharmacy tech with XXXX. Additionally, BWR has multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Initial Closing Disclosure Missing Initial LE Notice of Servicing Transfer Origination Appraisal	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 37.25%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 1.16 years on the job as a pharmacy tech with XXXX, FICO 796, and 0X30 in the last 24 months."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete, as the initial LE and CD are missing from loan documents. The subject loan is a purchase case originated on xx/xx/2021, and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 37.25%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 1.16 years on the job as a xxx with xx, FICO 796, and 0X30 in the last 24 months."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete, as the initial LE and CD are missing from loan documents. The subject loan is a purchase case originated on xx/xx/2021, and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. xxx search shows an estimated value at xxK. Current UPB is xxK."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
																																																																																									* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DFI8PJXONI3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.214%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.16 years on the job as a virtual design consultant at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to an occupancy issue. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 36.06%. The tape shows the subject is NOO due to occupancy issue, causing the lender to omit BWR primary housing expenses, and the revised DTI is 37.15%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 2.16 years on the job as a virtual design consultant at xx FICO 724, 0X30 in the last 24 months, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 36.06%. The tape shows the subject is NOO due to occupancy issue, causing the lender to omit BWR primary housing expenses, and the revised DTI is 37.15%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 2.16 years on the job as a virtual design consultant at xx FICO 724, 0X30 in the last 24 months, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GN04REMIR44	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2024	xx/xx/2024	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.883%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx No active judgments or liens have been found. The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025. The annual water charges for 2026 have been delinquent in the amount of xx, which is due on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the subject property was damaged due to a hurricane (wind damage). The DOL is xx/xx/2024. The borrower received the claim check in the amount of xx. The comment dated xx/xx/2025 states that the borrower did not complete the repairs on his home in the allowed time frame. Further details are not provided. The current status of repair is unable to be determined from the collection comments. The tape shows the repairs are not completed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.58 years on the job as a fence installer with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject loan is not FHA insured. Payment history show last MI was on xx/xx/2025."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows repairs not completed. The appraisal was made subject to repairs. The file includes a 1004D stating all required repairs were completed. After the repairs were reportedly finished, a hurricane caused damage to the roof and interior of the property due to flooding. A letter of explanation in the file states that no damage occurred to the property after the hurricane."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. The loan estimate dated xx/xx/2024 does not reflect Appraisal Re-Inspection Fee. The CD dated xx/xx/2024 reflects Appraisal Re-Inspection Fee at xx. This is a cumulative increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase that originated on xx/xx/2024, and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. The loan estimate dated xx/xx/2024 does not reflect Appraisal Re-Inspection Fee. The CD dated xx/xx/2024 reflects Appraisal Re-Inspection Fee at xx. This is a cumulative increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase that originated on xx/xx/2024, and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$13,529.67	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NMW9WLPSN1Y	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2024	xx/xx/2024	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured. The subject loan closed without monthly MI payment and VA funding fee."	* Loan does not conform to program guidelines (Lvl 3) "Subject is a VA streamline refinance loan. Tape shows borrower is not eligible. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4RL597WQZPJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2024	xx/xx/2024	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is insured. The subject loan closed without monthly MI payment and VA funding fee. Reaching out to the seller for clarity."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Subject loan is a refinance case, originated on xx/xx/2024 and the 3-year SOL is active.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Subject loan is a refinance case, originated on xx/xx/2024 and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflects Transfer Taxes at xx. Final CD dated xx/xx/2024 reflects Transfer Taxes at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2024 and the 3-year SOL is active.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at xx. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2024 and the 3-year SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape and file show subject did not meet the VA 210-day seasoning period. Subject originated on xx/xx/2024."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NL8AR4T0G8S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx.
There are 2 prior mortgages against the subject property, which were recorded prior to the subject mortgage. The first prior mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx. The second prior mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is a writ of fieri facias credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
There is a hospital, medical, or attorney lien against the borrower in favor of xx, P.C. which was recorded on xx/xx/2025 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is insured. The subject loan closed without monthly MI payment and VA funding fee. Reaching out to the seller for clarity."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show subject did not meet the VA 210-day seasoning period. Subject originated on xx/xx/2021."	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AOSJ0WWJQYS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2024	xx/xx/2024	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	6.750%	xx	xx/xx/2026	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2018 in the amount of xx.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.750%. The current UPB is xx. The due dates are advanced from xx/xx/2025 to xx/xx/2026 due to modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
As per the comment dated xx/xx/2025, the FC was initiated on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed due to modification.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamlined refinance.
Foreclosure Comments:As per the comment dated xx/xx/2025, the FC was initiated on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed due to modification.

Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.750% beginning on xx/xx/2026 and a maturity date of xx/xx/2066. There is no deferred balance and principal forgiven amount.	Mortgage Insurance	xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "The subject loan is VA uninsured. The subject loan closed with a VA funding fee."	* ComplianceEase TILA Test Failed (Lvl 3) "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.
 The loan failed the TILA foreclosure rescission finance charge test due to calculated finance charge of xx exceeds the disclosed finance charge of xx by -xx.

 The subject loan is a refinance case originated on xx/xx/2024, and the 3-year SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the case number assignment is not complete in the file. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "VA guaranty certificate is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WDO4X5YYB25	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2004	xx/xx/2004	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.732%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.250%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The water charges are delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
According to the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.250% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet product guidelines. Further details are not provided."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan closed with a VA funding fee."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2004 reflects cash to in the amount of xx."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2004 reflects cash to in the amount of xx."	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TWNILB4PY8Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	49.752%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.66 months on the job as an inspector atxx Previously, BWR1 had 5 months on the job as a staffing specialist with xx
BWR2 has 1.66 months on the job as an inspector atxx Previously, BWR2 had 5 months on the job as a staffing specialist with xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "The tape shows the MI was rescinded. PH shows the MI is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SZT34ST9Y0X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	47.927%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 2.50 years atxx Additionally, BWR1 has been SE for 5.33 years at xx
BWR2 has been SE for 2.50 years atxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.93% DTI. The Lender miscalculated the SE income. Revised DTI 55.00%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. Both BWR's are SE with Friendliest Agent for 2.7 years and the BWR is SE with xx LLC for 5.4 years, FICO 785, xx residual income, xx reserves and xxK equity in the subject property. 0X30 since inception."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L0ZYZIXNAOO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.299%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx The mortgage was rerecorded on xx/xx/2025 to correct the borrower’s name.
No active judgments or liens have been found.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.66 years on the job as a teacher with XXXX. Additionally, BWR has been SE for 3.83 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds the fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan failed qualified mortgage lending policy points and fees test due to fees charged xx exceeds the fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IXVULEJ7GBB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	24.099%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx, in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installments of combined taxes for the parcel # xx for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual installments of combined taxes for the parcel # xx for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 have been SE for 8.41 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #3, with a sales price of xxK, is closest to the subject property; the subject is a rural property on 33.52 acres, and 20 acres was the max allowed as per the investor. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PTKWOVSW0FW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.370%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx, LP.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is a payment dispute.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as a sales director atxx BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 42.37% DTI. The Lender used rental income on the departing residence that was affected by a natural disaster. Revised DTI 55.74%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed withxx as an Associate for 4 months, FICO 758, xx residual income,
																																																																																						xxK reserves and xxK equity in the subject property."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (interested party contribution). Final CD reflects seller credit of xxK. Further details not provided. Subject originated on xx/xx/2025."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9YZ3LJ9JYTT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.357%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx, LP.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of school taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 19 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects a point-loan discount fee at xx and a credit report fee at xx. The CD dated xx/xx/2025 reflects a point-loan discount fee at xx and a credit report fee at xx. This is an increase in fee of xx for charges that cannot increase. COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your home loan toolkit/acknowledgment/disclosure tracking is missing in the loan file."	xx	xx	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NUFZC6BGT7R	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.624%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The 1st installment of combined taxes for 2026 was paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2026 is due in the total amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.624%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 8.624%. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the tape, the occupancy of the subject property is stated as investor.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DFI88QNB9EK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.303%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The property tax status is not available in the updated title report.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as a senior VP of growth marketing with XXXX. Previously, BWR had 2.16 years on the job as a VP of growth marketing with XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TRID rate lock disclosure delivery date test.

The subject loan is a purchase that originated on xx/xx/2025, and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows BWR lost his job post-closing due to downsizing at his company. BWR has xxK in retirement assets and stock assets worth xxK with XXXX. Further details not provided. The subject loan originated on xx/xx/2025 and FICO 752."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the subject loan closed at 95% LTV with a limited review of the condo project, did not meet the annual 10% reserves requirement, and needed a full review of the condo project. The updated budget received shows the condo project now meets FNMA/Freddie Mac requirements. XXXX search shows an estimated value of xxK. Current UPB xxK."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QHYSFOVI6KF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.672%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is $xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner occupied.
The loan has not been modified since origination.
BWR has 11 months on the job as a director of HR at xx Previously, BWR had 2.66 years on the job as a corporate director of HR at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to completion of the repairs; peeling paint, damaged eaves, siding, flooring, and stained carpet with an estimated cost to cure of xx. The available 1004D does not confirm completion of the required repairs, and the final CD does not reflect an escrow holdback."
																																																																																						* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 41.67% DTI. The Lender used the lease agreement on the departing residence when the security and 1st month rent were not paid until after closing. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xx, Inc as the Director of Human Resources for 11 months, FICO 723, xx residual income, xx reserves and xx equity in the subject property. 0X30 since inception."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes		Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y4B3AXRSTYB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	20.003%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Book/Page# xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as director of operations with XXXX. Previously, BWR had 14.91 years as a director of sales with XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows excessive IPC (interested party contribution). Final CD reflects seller credit of xxK. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C Fees and Recording Fee at xx. Final CD dated xx/xx/2024 reflects the sum of Section C Fees and Recording Fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C Fees and Recording Fee at xx. Final CD dated xx/xx/2024 reflects the sum of Section C Fees and Recording Fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V8ONT3XEL4N	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.856%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2025. The prior mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx with xx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.41 years on the job as a financial controller with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report dated xx/xx/2025 is subject to the completion of new construction. The appraisal report and tape indicate that the subject property has safety issues, as the property has a swimming pool and the fence is not completed due to cold weather. The cost to cure is not provided in the appraisal report. The final CD does not reflect any holdback."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects the Transfer Taxes at xx. The CD dated xx/xx/2025 reflects the Transfer Taxes at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2025, and the SOL is 1 year."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YKV3EQAAOPZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.090%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 7.25 years on the job as a customer manager at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* Property Marketability Issues (Lvl 3) "Tape shows the condo project lacks required flood insurance and has been removed from the Fannie Mae approved project list. Review of the file shows the subject building is not in the flood zone; the project is partially located in a flood zone, which still requires coverage. The master policy also does not provide 100% replacement cost coverage. As a result, the loan was not eligible for sale. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2025 reflects cash to in the amount of xx."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from the loan file."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2025 reflects cash to in the amount of xx."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from the loan file."	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IPWICCCKNKH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	29.790%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 receives SSI income.
BWR2 receives SSI income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. The PIW disclosure signed by the borrower or the appraisal waiver is missing from the loan documents. XXXX search reflects an estimated value of xxK. The current UPB is xxK."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the seasoning period requirement for a cash-out refinance. Subject xxK loan paid off a prior loan UPB of xxK. Lender note states the prior loan was originated 5 months prior to for xxK resulting in low LTV. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WDHMB92DSPS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2026	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	37.911%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with book #xx, page #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.
BWR has 26.83 years on the job as a senior non-commissioned officerxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "The tape shows the subject loan is not VA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows this loan did not sell, as there is no basic entitlement left for the borrower. The entitlement is used up on another property they own, and there is no additional amount available due to the loan amount being below xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6VXU3D0A21R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	No	Not Applicable	Unavailable	xx	xx	49.874%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx dba xx. No active judgments or liens have been found. The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comment, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx. Unable to determine the reason for the default. No comment related to damage or repair is found in the servicing comments. As per tape data, the subject property is owner occupied. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR1 has 10 months on the job as a XXXX operator at XXXX Previously, BWR1 had 1.91 years on the job as a line worker at XXXX BWR2 has 2.25 years on the job as a general cleaner with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial 1003_Application Initial Escrow Acct Disclosure Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete because the initial CD is missing from the loan documents.
The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."	xx	xx	Moderate	Pass	Fail	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OXJZ6OS73JK	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	5 + Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Ln#xx.pdf- xx
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx, a New York limited liability company.
There are three active mortgages against the subject property, which were recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2025. The first prior mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx with the XXXX. The second prior mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx with the XXXX. The third prior mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 in the amount of xx with xx
There are four active code enforcement liens against the subject property in favor of the xx, XXXX, which were recorded on multiple dates in the total amount of xx.
The annual city taxes for 2026 have been partially paid in the amount of xx on xx/xx/2026.
The annual city taxes for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

Ln#xx.pdf- xx
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There are three active mortgages against the subject property, which were recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2025. The first prior mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx with the XXXX. The second prior mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx with the XXXX. The third prior mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 in the amount of xx with xx
There are four prior code enforcements against the subject property in favor of the xx, which were recorded on xx/xx/2017 and xx/xx/2023, in the total amount of xx.
 The annual installment of city taxes for 2026 has been partially paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2026 are due in the amount of xx on xx/xx/2026.
The annual of city taxes for 2026 have been overpaid in the amount of xx on xx/xx/2025.
The annual water/sewer taxes for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

Ln#xx.pdf- xx
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There are three active mortgages against the subject property, which were recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2025. The first prior mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx with the XXXX. The second prior mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx with the XXXX. The third prior mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 in the amount of xx with xx
There are four prior code enforcements against the subject property in favor of the xx, which were recorded on different dates, for a total amount of xx.
 There is a prior active real estate tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2017 in the total amount of xx.
The annual city taxes for 2026 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

Ln#xx.pdf- 845-xx
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There are four active mortgages against the subject property, which were recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2025. The first prior mortgage was originated on xx/xx/1996 and recorded on xx/xx/1997 in the amount of xx with the XXXX. The second prior mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx with the XXXX. The third prior mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx with the XXXX. The fourth prior mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 in the amount of xx with xx
There are two code enforcements against the subject property in favor of the xx, which was recorded on xx/xx/2017 and xx/xx/2023, in the total amount of xx.
There are three active water/sewer liens against the subject property in favor of the xx, which were recorded on different dates in the amount of xx.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2026 are due in the amount of xx on xx/xx/2026.
The annual water/sewer charges for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

Ln#xx.pdf- 853-xx
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There are four active mortgages against the subject property, which were recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2025. The first prior mortgage was originated on xx/xx/1996 and recorded on xx/xx/1997 in the amount of xx with the XXXX. The second prior mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx with the XXXX. The third prior mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx with the XXXX. The fourth prior mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 in the amount of xx with xx
There are two code enforcements against the subject property in favor of the XXXX, which was recorded on xx/xx/2017 and xx/xx/2023, in the total amount of xx.
There is an active prior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2020.
There is an active juniour UCC lien against the subject property in favourXXXX xx on xx/xx/2025.
 There is an active water/sewer lien against the subject property in favor of the xx, which was recorded on xx/xx/2011 in the amount of xx.
 The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2026 are due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWR as member of the LLC and not in the individual name. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V2H8YWMQ3Y7	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$2,370.56	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a UCC initial filing against the subject property in favor of xx recorded on xx/xx/2025 with instrument #xx
The annual installment of school taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for 2026 is past due in the amount of xx and is good through xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is non-owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC. Subject was approved by using DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Seller's tape shows the subject property is a single family. As per the appraisal report dated xx/xx/2025 and the tax certificate attached to the updated title report dated xx/xx/2026, the subject property is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation and MH rider are not available to confirm whether the manufactured home is affixed to a permanent foundation."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWRs as members of the LLC and not in the individual names. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GSCKN7IUCXN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	No	Not Applicable	Unavailable	xx	Not Applicable	49.976%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx in favor of Florida Housing Finance Corporation with instrument # xx
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.08 years on the job as a registered nurse with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing Initial Closing Disclosure	xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows Condo Project Manager reports the project is unavailable. The appraisal report is as is, and the condo questionnaire shows a special assessment in the amount of xxM for the roof replacement, painting, and other projects. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case originated on xx/xx/2025, and the 1-year SOL is active."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
078ONDJKF0A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	50.549%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11 years on the job as a manager with XXXX
BWR2 has 7 years on the job as a general laborer with XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.39%. Tape shows an undisclosed debt opened prior to closing. Revised DTI is 50.29%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 11 years on the job as a manager with XXXX; BWR2 has 7 years on the job as a general laborer with XXXX, FICO 711, xxK equity in the subject, xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.

The subject loan is a purchase that originated on xx/xx/2025, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2024 does not reflect the points—loan discount fee. The CD dated xx/xx/2025 reflects points—loan discount fee at xx. The loan estimate dated xx/xx/2024 does not reflect the appraisal comparable rent. The CD dated xx/xx/2025 reflects appraisal comparable rent at xx. This is a cumulative increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase that originated on xx/xx/2025, and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.39%. Tape shows an undisclosed debt opened prior to closing. Revised DTI is 50.29%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 11 years on the job as a xxx with xxx; BWR2 has 7 years on the job as a xxx with xxx, FICO 711, xxK equity in the subject, xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.

The subject loan is a purchase that originated on xx/xx/2025, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2024 does not reflect the points—loan discount fee. The CD dated xx/xx/2025 reflects points—loan discount fee at xx. The loan estimate dated xx/xx/2024 does not reflect the appraisal comparable rent. The CD dated xx/xx/2025 reflects appraisal comparable rent at xx. This is a cumulative increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase that originated on xx/xx/2025, and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1WNMZP9DCRC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Unavailable	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	37.210%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7.41 years on the job as a server withXXXX
BWR2 has 2.75 years on the job as a server with XXXX.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (interested party contribution). Final CD reflects seller credit of xx. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P870YA29R9H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Connecticut	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	xx/xx/2026	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	xx	Not Applicable	30.257%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx. No active judgments or liens have been found. The annual installment of county and city taxes for 2025 has been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2026, there is a payment dispute found. Further details are not provided.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025, and the foreclosure sale is scheduled for xx/xx/2025. As per the collection comment dated xx/xx/2025, the foreclosure is closed due to the loan reinstatement.
As per the collection comment dated xx/xx/2025, the subject property was damaged due to water and vandalism, and the estimated cost of repair is xx. The borrower has filed a claim for damage. The date of loss is xx/xx/2025. As per the collection comment dated xx/xx/2025, repair works are done. As per the comment dated xx/xx/2025, the claim was closed. Further details are not provided.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR has 3.58 years on the job as a lead developer at xx
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025, and the foreclosure sale is scheduled for xx/xx/2025. As per the collection comment dated xx/xx/2025, the foreclosure is closed due to the loan reinstatement.
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2023. The seller confirmed the lease agreement is not available as rental income was not used for qualification."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KWSB7VK50ZD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.057%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been exempted on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.25 years at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (interested party contribution). Final CD reflects seller credit of xxK. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70VNNZZU87Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.738%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx
There is an active junior mortgage against the subject property in favor of xx, NA, in the amount of xx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with the instrument #xx
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 2nd installment of utilities/MUD charges for 2025 was due in the amount of xx on xx/xx/2026.
The 1st installment of utilities/MUD charges for 2025 has been paid in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
BWR has 6 months on this job as a supervisor with XXXXX Previously, BWR had 19.25 years on the job as a supervisor with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan is a seasoned loan, and it is old to be committed to the agency. Further details not provided. The subject originated on xx/xx/2022."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2022 does not reflect points - loan discount fee. The final CD dated xx/xx/2022 reflects points - loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.617% exceeds the APR threshold of 5.010% over by +0.607%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

The loan failed the qualified mortgage safe harbor threshold test due to the calculated APR of 5.616% exceeds APR threshold of 5.010% over by +0.606%."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 45.74%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU Locator xx-Pg#127, and its recommendation is approve/eligible with a DTI of 45.74%."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2022 does not reflect points - loan discount fee. The final CD dated xx/xx/2022 reflects points - loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.617% exceeds the APR threshold of 5.010% over by +0.607%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

The loan failed the qualified mortgage safe harbor threshold test due to the calculated APR of 5.616% exceeds APR threshold of 5.010% over by +0.606%."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 45.74%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU Locator xx-Pg#127, and its recommendation is approve/eligible with a DTI of 45.74%."	Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YH5C8X22LZB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	49.963%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The 1st installment of county taxes for 2024 supplemental has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 supplemental is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4 months on the job as a finance assistant at XXXX. Previously, BWR1 had 5.58 years on the job as a revenue cycle coordinator at XXXX
BWR2 has 3.91 years on the job as an infection preventionist licensed vocational nurse at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.55%. Tape shows lender used unstable and declining overtime income for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 4 months on the job as a finance assistant at xx LLC. BWR2 has 3.91 years on the job as an infection preventionist licensed vocational nurse at xx FICO 713, 0X30 since inception, and xxK equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 does reflect transfer taxes of xx. The CD dated xx/xx/2024 reflects transfer taxes at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 does reflect transfer taxes of xx. The CD dated xx/xx/2024 reflects transfer taxes at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TY4MALY8Y2R	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.457%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the modification application was received on xx/xx/2026. Further details were not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR has 1.41 years on the job as a senior cloud engineer at xx Previously, BWR had 2.75 years on the job as a cloud consultant at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO as the subject property was listed for rent. Further details not provided. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan is due for xx/xx/2026. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. The tape shows a modification application received on xx/xx/2026. As per the seller's response, the loan has not been modified, and the borrower requested a modification, and there has not been an approval or denial of the request."	xx	xx	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OP1CETUTX8X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	42.887%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
The annual water charges for 2026 have been delinquent in the amount of xx, which is due on xx/xx/2026 and is good through xx/xx/2026.	According to the tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape data is xx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4 years on the job as a service coordinator with XXXX
BWR2 has 2.75 years on the job as a production manager with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search reflects an estimated value of xxK. The current UPB is xxK."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects the points—loan discount fee at xx. The CD dated xx/xx/2025 reflects points—loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2025, and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan lost appraisal waiver due to change in loan amount prior to closing. Loan does not have MI. Further details not provided. Subject loan originated on xx/xx/2025."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6V3Y2Z0XNP2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	25.721%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/pg #50719/326, in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2023 and xx/xx/2024.
The annual county taxes for 2026 have been paid in the amount of xx on xx/xx/2025.
The annual utilities/mud charges for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5 years on the job as a gastroenterologist with the XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the property seller has not cashed the refund check from the BWR for excessive IPC. FCD reflects a seller credit of xxK and the sales price of xx. IPC is at 3.250%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HNHKO5BEJ9X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd annual installments of county taxes for 2024 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd annual installment of county taxes for 2025 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the property occupancy is stated as an investor.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "The subject note contains only the signatures of xx and xx, in their individual capacities. The signature of Pioneer Place xx company, is missing. As a result, there is currently no obligor on the note corresponding to the entity listed on the deed."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Subject is a NOO purchase."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is ineligible, as the borrower holds title through a nested LLC ownership structure, which is not permitted under investor guidelines. Further details not provided. Subject originated on xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R7TNABV2F66	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.484%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for xx have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Appraisal report in the file is as-is. The tape and the appraisal report show the damaged carpet overall in the house, the broken basement door, the damaged front steps, the worn kitchen cabinetry and damaged counters, and the leaking roof. The estimated cost to cure is not available in the loan file. CCs do not show damage.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.91 years on the job as a manager, individual direct sales - sales event with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report in the file is as-is. The tape and the appraisal report show the damaged carpet overall in the house, the broken basement door, the damaged front steps, the worn kitchen cabinetry and damaged counters, and the leaking roof. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase, originated on xx/xx/2025, and the SOL is 1 year."
																																																																																							* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EM2JY92JLES	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.091%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 years on the job as an account manager with xxAdditionally, BWR has 7.75 on the job as a colorguard director with xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the HOA was not able to provide the sufficient document for the repairs. Further details not provided. Condo questionnaire in the file does not show any repairs or special assessments, and the appraisal report is as-is. XXXX search shows an estimated value xxK. The current UPB is xxK."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed state regulations for KS license validation test."			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0EVJYRP6W4B	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.075%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	22.978%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.075%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as a director of operations accounting at xx. Previously, BWR had 3.41 years on the job as a senior contract analyst at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 22.97%. Tape shows income and employment issues. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1 month on the job as a director of operations accounting at xx, FICO 758."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Tape shows the appraisal was completed after closing. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y3VPXCYOCWY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.050%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.184%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2010 and recorded on xx/xx/2021 in the amount of xx with MERS as nominee for xx.
The 1st, 2nd, and 3rd installments of county taxes for 2026 have been paid in the total amount of xx on different dates.
The 4th installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.050%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 18.41 years on the job as a flight attendant at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 27.18%. Tape shows BWR was qualified without proper documentation for leave of absence. Revised DTI is 92%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 18.41 years on the job as a flight attendant at xx, FICO 784, 0X30 since inception, and xx residual income."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand-dated by the borrower."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
APH2EMXBPXS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.365%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The annual water charges for 2026 have been delinquent in the total amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has a post-closing employment experience starting on xx/xx/2025 as an attorney at XXXX. Previously, BWR had employment experience as an attorney at XXXX, between xx/xx/2024 and xx/xx/2025 for 2 months. Prior to that, BWR had 2.41 years on the job as a special agent at the XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the TRID post-consummation event validation test due to the post-consummation revised closing disclosure delivery dated xx/xx/2025 on the same day as the final closing disclosure date."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows BWR quit their job after closing and went SE as an attorney. BWR has 2 plus years legal experience. Review shows ATR confirmed."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZRP110NUKB3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	52.192%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xx, which was good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 8 months on the job as a concrete worker with xx Previously, BWR1 had 16.08 years on the job as a concrete worker with xx
BWR2 receives social security income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured. PH shows MI is active. BWR2 has expired green card and the MI will be canceled."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the green card of the co-borrower expired on xx/xx/2012. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CG91H91FBYK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	49.556%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the seller’s tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property needs to be repaired. There was a ceiling leak due to no insulation. The cost of repair is not available. No comment has been found regarding completion of repairs. Subsequent CCs do not show damage.
BWR1 has 2.66 years on the job as a XXXX product specialist at XXXX.
BWR2 has 26.25 years on the job as an officer in the ZZZZ
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.55%. Tape shows the co-borrower’s social security number was corrected on the application, and the credit report was not re-run to reflect the updated information. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 2.66 years on the job as a Mako product specialist at XXXX. BWR2 has 26.25 years on the job as an officer at the XXXX, FICO 669, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial CD is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed signed by the borrower is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan file."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.55%, as the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (Locator #XXXX - XXXX PACKAGE.pdf__PG#376), and its recommendation is "Approve/Eligible" with a DTI of 49.55%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.55%. Tape shows the co-borrower’s social security number was corrected on the application, and the credit report was not re-run to reflect the updated information. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has 2.66 years on the job as a xx xxx at xx. BWR2 has 26.25 years on the job as an officer at the XXXX, FICO 669, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial CD is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed signed by the borrower is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan file."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.55%, as the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (Locator #xxx - XXXX PACKAGE.pdf__PG#376), and its recommendation is "Approve/Eligible" with a DTI of 49.55%."	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DH8K2UCJ743	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	43.529%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual utility charges for 2024 are paid in the amount of xx on xx/xx/2025.
The annual utility charges for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 19 years on the job as an air traffic control specialist at the XXXX
BWR2 has 14.83 years on the job as a sales representative at XXXX.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test due to disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2025.
The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the post-close appraisal came with a lower appraised value due to the inclusion of a recent comparable sale, which caused the LTV to increase from 80% to 81%, and the subject loan does not have MI coverage. Further details not provided."
																																																																																							* Property Marketability Issues (Lvl 3) "Subject purchase originated xx/xx/2025 in the amount of xxK. Review of appraisal shows may be overvalued but the UPB is only xxK."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RGJQM7KBGYW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	30.096%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with book/page #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023, 2024, and 2025 have been paid in the amount of xx on xx/xx/2023, xx/xx/2023, xx/xx/2024, xx/xx/2024, xx/xx/2025, and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.16 years on the job as a software engineer/client partner with XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Origination Appraisal	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows reserves were short for REO-owned. Bank statements in the file show assets in the amount of xx that satisfy the cash-to-close requirement of xx, and AUS does not require any reserves."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete due to Initial CD is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value of xxM. The current UPB is xx."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2) "The settlement service providers list is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete due to Initial CD is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. xxx search shows an estimated value of xxM. The current UPB is xx."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Missing Required Disclosures (Lvl 2) "The settlement service providers list is missing from the loan documents."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CTECZ8YQDP1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	42.446%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 10 years on the job as a Maintenance and Reliability Manager with XXXX
BWR 2 has 7 years on the job as an occupational therapist with XXXX
.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the loan closed with an appraised value of xxK. Post-close, a revised report was received with the required comments; it identified that the original report had erroneous time adjustments applied. The appraised value was reduced to xxK, rendering it unsaleable as it was closed.  A Collateral Desk Analysis was completed on the original report, and it supported a value of xxK, with a low risk score and no additional review recommended. Further details not provided. UPB xxK."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "The settlement service providers list is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7RB564KMZGT	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	15.285%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st annual installment of town taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd annual installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the subject property is tenant occupied.
BWR has been SE for 3.08 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows RPL. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LMY8M3COABE	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.016%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	6.500%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active junior UCC Financing Statement against the subject property in favor of xx, which was recorded on xx/xx/2023.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.
PH shows a large principal curtailment on xx/xx/2025 in the amount of xx. The comment dated xx/xx/2025 shows the payment was received as the recast payment made by the BWR. The PH shows a principal curtailment on xx/xx/2024 in the total amount of xx. The comment dated xx/xx/2024 shows the payment was made by the BWR.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was recast on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.08 years on the job as a public relations manager at the XXXX

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The recast agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2025. As per the recast term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.500% beginning on xx/xx/2025 and a maturity date of xx/xx/2052. There is no deferred balance and principal-forgiven amount.	Missing or error on the Rate Lock	xx	3: Curable		* Assets do not meet guidelines (Lvl 3) "Tape shows a large gift for the down payment. Gift assets verified of xxK supported by gift letter satisfy the cash-to-close requirement of xxK at closing. Further details not provided."	xx	xx	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5N0VZ7NE06P	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.981%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 was paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 3.66 years on the job as a fabrication manager with XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved as 41.98%. Tape shows misrepresentation of income documentation. BWR defect. The subject originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 3.66 years on the job as a fabrication manager with XXXX, FICO 661, 0X30 in the last 24 months, and xxK equity in the subject."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.832% exceeds the APR threshold of 6.700% by +0.132%. This loan is compliant with regulation 1026.35(b), (c), and (d).   Loan failed CA AB 260 Higher-Priced Mortgage Loan threshold test due to APR calculated 6.832% exceeds APR threshold of 6.700% over by +0.132%. Subject loan is escrowed.

Loan failed QM safe harbor test due to an APR calculated at 6.800% exceeds the APR threshold of 6.700% by +0.100%."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved as 41.98%. Tape shows misrepresentation of income documentation. BWR defect. The subject originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 3.66 years on the job as a fabrication manager with xxx, FICO 661, 0X30 in the last 24 months, and xxK equity in the subject."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.832% exceeds the APR threshold of 6.700% by +0.132%. This loan is compliant with regulation 1026.35(b), (c), and (d).   Loan failed CA AB 260 Higher-Priced Mortgage Loan threshold test due to APR calculated 6.832% exceeds APR threshold of 6.700% over by +0.132%. Subject loan is escrowed.

Loan failed QM safe harbor test due to an APR calculated at 6.800% exceeds the APR threshold of 6.700% by +0.100%."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9M6PFK55HAW	xx	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with book #xx, page #xx, in the amount of xx with MERS as nominee for xx.
There is a credit judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2023.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2024.
The annual combined taxes for 2026 have been paid in the amount of xx on xx/xx/2025.
The annual utilities/mud charges for 2025 are due in the amount of xx on xx/xx/2026.
The annual water charges for 2025 are due in the amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
According to the servicing comment dated xx/xx/2024, the subject property was damaged due to fire. According to a comment dated xx/xx/2024, the borrower filed a claim for the same in the amount of xx. As per the collection comment dated xx/xx/2025, the borrower received the 1st draw check in the amount of xx, and for the remaining amount of xx, a property inspection was needed. Unable to confirm the status of repairs. Tape states the subject has been repaired and is listed for rent. As per the latest comment dated xx/xx/2026, the borrower agrees to pay insurance for fire damage in the amount of xx from xx/xx/2026 to xx/xx/2027. Reaching out to the seller for the inspection. As per the inspection report dated xx/xx/2025, which is located at "xx" all the repairs have been completed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance. Subject originated xx/xx/2022."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MHWKXVH32BY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$279.05	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	30.155%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
There are 09 prior state tax liens in favor of the xx, which were recorded on different dates in the total amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There are 05 prior child support liens in favor of different plaintiffs, which were recorded on different dates. The supportive documents do not reflect the lien amount. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There is a prior credit card judgment in favor of xx, which was recorded on xx/xx/2025 in the amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There is a prior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2025.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025/2026 (supplemental) is due in the amount of xx on xx/xx/2026.
The 1st installment of county taxes for 2025/2026 (supplemental) is delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB, reflected as per the payment history, is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE as a driver for 25.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 30.15%. Tape shows the lender did not verify the P&L bank statements provided by the BWR were real. Further details not provided. Lender defect. The subject originated xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE as a driver for 25.66 years, FICO 681, 0X30 since inception, and xxK equity in the subject. Review shows ATR confirmed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.827% exceeds the APR threshold of 8.290% by +0.537%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d).  The loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 8.827% exceeds the APR threshold of 8.290% by +0.537%. The subject loan is escrowed."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 30.15%. Tape shows the lender did not verify the P&L bank statements provided by the BWR were real. Further details not provided. Lender defect. The subject originated xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE as a driver for 25.66 years, FICO 681, 0X30 since inception, and xxK equity in the subject. Review shows ATR confirmed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.827% exceeds the APR threshold of 8.290% by +0.537%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d).  The loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 8.827% exceeds the APR threshold of 8.290% by +0.537%. The subject loan is escrowed."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1M4I4HIKQJR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a prior IRS lien against the borrower in favor of the xx, which was recorded on xx/xx/2020 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan has prior delinquency. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NTBYCXQ72SR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.524%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There are 02 prior credit card judgments against the borrower in favor of different plaintiffs, which were recorded on xx/xx/2017 and xx/xx/2023 in the total amount of xx. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE since 2011 and owns multiple businesses.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed signed by the borrower is missing from the loan document."
* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan closed with the P&L document type and a 685 FICO score. Loan is seasoned, and investors do not want it in new issue pools. Further details not provided. Subject loan was originated on xx/xx/2025. Review shows ATR confirmed."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.010% exceeds APR threshold of 8.110%. over by +0.900%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 9.010% exceeds APR threshold of 8.110% over by +0.900%."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.010% exceeds APR threshold of 8.110%. over by +0.900%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																									Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 9.010% exceeds APR threshold of 8.110% over by +0.900%."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WB84QMBU9PX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	46.047%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property that originated on xx/xx/2025 and was recorded on xx/xx/2025 with instrument #xx in the amount of xx with the Bank of XXXX Company, N.A. a national banking association.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 17 years on the job as an HUC/CNA with XXX.
BWR2 has 16 years on the job as aXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E71VD64M0V8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$4,389.82	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	23.531%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2025 in the amount of xx.
The 1st installment of county taxes for 2025 has been delinquent in the total amount of xx on xx/xx/2025, which is good through xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current PITI is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is non-owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 9.08 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2025.
xx/xx/2026: Seller confirmed that the lease agreement was waived by the UW due to no rents being used."
																																																																																						* Property Marketability Issues (Lvl 4) "Tape shows the appraisal discrepancy field review does not support the original appraised value of xx. Field review is available and shows appraisal value is xx. XXXX shows estimated value of xxK. The current UPB is xxM. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TVKIX2PG83Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.353%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active junior mortgage against the subject property in favor of xx, a de jure municipal corporation, in the amount of xx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with the instrument #xx
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.50 years on the job as a replacement agent at xx. Previously, BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 46.35%. Tape shows the lender missed the paystubs at closing showed the BWR had just switched jobs. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.50 years on the job as a replacement agent at xx, FICO of 699, and xxK equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test.  The initial loan estimate dated xx/xx/2025 does not reflect Lock Extension Fee. The final CD dated xx/xx/2025 reflects Lock Extension Fee at xx. The initial loan estimate dated xx/xx/2025 reflects Condo Cert Fee at xx. The final CD dated xx/xx/2025 reflects Condo Cert Fee at xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2025, and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Lock Extension Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Verification Fee paid by Borrower: xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Lock Extension Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
																																																																																							Verification Fee paid by Borrower: xx."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RHS30BZI1NM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.158%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13.66 years on the job as a field service technician at XXXX

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RDMIYS87MAE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.314%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has been SE for 13.41 years at xx xx. Additionally, BWR has been SE for 2.91 years atxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.31% DTI. The Lender relied on unsupported SE income. Revised DTI in excess of 100%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE with xx for 17.4 years and SE with xx for 3 years, FICO 715, xxK reserves and xxK equity in the subject property."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5D3KY85HML8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$8,479.33	xx	7.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.994%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for xx was paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for xx is due in the total amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.08 years on the job as an associate at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.99%. Tape shows the lender did not include the fully amortized payment for qualification. The revised DTI is 62.24%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 2.08 years on the job as an associate at xx FICO 730, 0X30 since inception, xxK equity in the subject, and xx residual income."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was approved using only I/O payment, and the revised DTI exceeds the 50% threshold of investor guidelines. Loan originated on xx/xx/2025. FICO 730."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8K6R8Z5TU07	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	30.481%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with MERS as nominee for xx.
There are two prior mortgages against the subject property in favor of xx. The first prior mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xx in the amount of xx, and the second prior mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx.
The first and second installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape data as of xx/xx/2026, the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR was qualified using an offer letter as a registered nurse at xxPreviously, BWR had 1 year on the job as a registered nurse at xx Prior to that, BWR was a full-time student for 1.91 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 30.48% DTI. The Lender allowed the loan to close with insufficient credit tradelines and non-traditional credit was not established. Lender defect. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xx Hospital as an Operating Room RN starting xx/xx/2026. BWR has 1.1 years as an RN. FICO scored on 1 authorized user account, xx residual income, xxK reserves and xxK equity in the subject property."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44FRYYKX62P	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.375%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.235%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active prior mortgage against the subject property originated on xx/xx/2021 in favor of xx in the amount of xx, which was recorded on xx/xx/2021 with the instrument #xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.58 years on the job as a senior analyst at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3) "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* TX Constitution A6 (Lvl 3) "Tape shows the Texas 50(a)(6) final itemized disclosure of fees, points, costs, and charges was not provided to the borrower at least one business day prior to closing, and the final CD was changed on the day of closing without a permitted waiver, and the TX acknowledgment of fair market value disclosure was not signed by the lender prior to closing. The FMV disclosure was signed by both BWRs at the time of closing. Further details not provided. Subject originated on xx/xx/2025."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 9.610% exceeding the APR threshold of 9.140% by +0.470%. The subject loan is a second lien. First lien is escrowed.

Loan failed the QM safe harbor threshold test due to APR calculated at 9.610% exceeds the APR threshold of 9.140% over by +0.470%."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 9.610% exceeding the APR threshold of 9.140% by +0.470%. The subject loan is a second lien. First lien is escrowed.

																																																																																									Loan failed the QM safe harbor threshold test due to APR calculated at 9.610% exceeds the APR threshold of 9.140% over by +0.470%."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GCI7NS0H3E4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2014	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.472%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a prior credit card judgment against the borrower in favor of XXXX Bank (USA), N.A. which was recorded on xx/xx/2017 in the amount of xx.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 months on the job as an affiliate manager with SXXXX dba xx. Previously, BWR was SE as a taxi driver for 5.91 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.47%. Tape shows misrepresentation of income and employment. BWR defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. BWR has 11 months on the job as an affiliate manager with XXXX dba xx, FICO 731, 0X30 last 24 months, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects the survey fee as xx. The CD dated xx/xx/2024 reflects the survey fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2024, and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.47%. Tape shows misrepresentation of income and employment. BWR defect. The subject originated on xx/xx/2024, and the 3-year SOL is active. BWR has 11 months on the job as an affiliate manager with XXXX dba xx, FICO 731, 0X30 last 24 months, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects the survey fee as xx. The CD dated xx/xx/2024 reflects the survey fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2024, and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HJ1TNVPADRB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.490%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	48.806%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is one junior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2026 in the amount of 2,170.16.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.490%. The current UPB is xx. As per the comment dated xx/xx/2025, the payments made in the month of July 2025 are borrower-made payments in the amount of xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is death of borrower’s family member.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Tape shows borrower is on forbearance plan from xx/xx/2024 to xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.66 years on the job as a lab technician with xx
BWR2 has 16.66 years on the job as a XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* Compliance Testing (Lvl 3) "Tape shows the loan was repurchased due to excessive IPC, as the seller credit exceeded closing costs. FCD reflects a seller credit of xx that exceeded the closing cost of xx. Further details not provided."
* Property Marketability Issues (Lvl 3) "Tape and appraisal report shows that the comps selected are not similar in terms of acreage and bedroom count, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #1 with a sales price of xxK, is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan fails the Qualified Mortgage Lending Policy Points and Fees Test due to fees charged, xx, exceeding the fees threshold of xx by +xx.  The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of Section C fees and the recording fee at xx. The CD dated xx/xx/2023 reflects the Section C and the recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% per test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired.

Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 does not reflect the Survey Fee. CD dated xx/xx/2023 reflects Survey Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The TRID total of payment disclosed on the final CD is xx. The calculated total of payments is xx for an under-disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate, as it is understated by more than xx.
The subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired.

TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2023. The initial CD dated xx/xx/2023 reflects Lender Credit at xx; the final CD dated xx/xx/2023 reflects Lender at xx. This is a decrease of +xx for a fee that has a 0% tolerance test. The subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2) "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx. The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan fails the Qualified Mortgage Lending Policy Points and Fees Test due to fees charged, xx, exceeding the fees threshold of xx by +xx.  The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of Section C fees and the recording fee at xx. The CD dated xx/xx/2023 reflects the Section C and the recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% per test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired.

Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 does not reflect the Survey Fee. CD dated xx/xx/2023 reflects Survey Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The TRID total of payment disclosed on the final CD is xx. The calculated total of payments is xx for an under-disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate, as it is understated by more than xx.
The subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired.

TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/2023. The initial CD dated xx/xx/2023 reflects Lender Credit at xx; the final CD dated xx/xx/2023 reflects Lender at xx. This is a decrease of +xx for a fee that has a 0% tolerance test. The subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired."
																																																																																									* GSE Points and Fees Test Violations (Lvl 2) "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx. The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx"	Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37EUGK29POS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2024	xx/xx/2024	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	44.912%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.75 years on the job as an information technologist with xx
BWR2 has 10 months on the job as a coordinator withxxPreviously, BWR2 has 2 years on the job as a teacher withxx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape and file show the subject loan is not FHA insured. Further details not provided."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44O8CANMAWF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	36.885%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
The first and second installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 20 years on the job as a postmaster at the XXXX
BWR2 has 8.41 years on the job as a clerk at the XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, and the tape shows the appraisal should be subject to completion of repairs of significant moss growth on the roof and curling shingles and the back door to the garage was boarded up. Certification and pictures from the LO show the property has a new roof, paint, and door, though there was a little painting left. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #3 with a sales price of xxM, is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5DFPI9O1E8H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.225%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.5 years on the job as a registered nurse with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed the TRID rate lock disclosure delivery date test."
* Intent to Proceed Missing  (Lvl 3)     "The borrower’s intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VOTMIN2BKHL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	29.100%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.41 years on the job as an MDO manager at xx Inc.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows subject is not insured. Subject originated on xx/xx/2022."		* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PXQCS4HTSOB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	No	Not Applicable	Unavailable	xx	Not Applicable	49.449%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected on the tape, is xx.
As per the tape, the subject property is currently owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9 months on the job as an IXXXX
Prior to that, BWR was a full-time student at XXXX between xx/xx/2017 and xx/xx/2020 for 2.91 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.44%. The tape shows the lender did not establish BWR's credit. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 9 months on the job as an IPS-Ontrsch-ANL with XXXX, FICO 796, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects the appraisal fee at xx. The CD dated xx/xx/2021 reflects appraisal fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.44%, the borrower income is xx, and total expenses are in the amount of xx, and the loan was underwritten by LP (xx 2 Pg#209), and its recommendation is "xx" with a DTI of 49.44%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.44%. The tape shows the lender did not establish BWR's credit. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 9 months on the job as an xxx with xxx and xxx, FICO 796, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects the appraisal fee at xx. The CD dated xx/xx/2021 reflects appraisal fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.44%, the borrower income is xx, and total expenses are in the amount of xx, and the loan was underwritten by LP (xx 2 Pg#209), and its recommendation is "xx" with a DTI of 49.44%."	Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67E74455U9D	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Indiana	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	47.796%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with BK #5646 PG #844 in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 14.83 years at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property Marketability Issues (Lvl 3) "The tape and appraisal report show the subject property's GLA of XXXX square feet does not meet the investor's minimum requirement of 650 square feet. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB xxK. Value appears supported based on the UPB."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PFCH8HPU26R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Commercial Prop	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.484%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.

According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received date. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape data is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is payment dispute.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3 months on the job as a material handler at xxPreviously, BWR1 had 1.83 years on the job as a light industrial at xx
BWR2 has 8 years on the job as a direct support at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.48% DTI. The Lender accepted a lease agreement on the departing residence without evidence of security deposit and 1st month’s rent. Revised DTI 63.68%. Lender defect. The subject loan originated 3/5//2025 and the 3-year SOL is active. The BWR is employed with xx in Receiving for 3 months, BWR 2 is employed with xx in Direct Support for 8.1 years, FICO 691, and xxK equity in the subject property."
																																																																																						* Property is Commercial Prop (Lvl 4) "Tape shows comps are not similar. Comps are single family homes. Subject appears to be a commercial property. Pictures in the appraisal and XXXX show property may be most recently used as a school or office. Elevated for client review and recommend BPO. Subject UPB xxK."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5MR0HT6LLE2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.002%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx dba xx.
There is one junior UCC lien against the subject property in favor of XXXX and its successors and assigns c/o XXXX, LLC. Which was recorded on xx/xx/2025.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2026, the borrower has been delinquent for 10 months, and the next due date is xx/xx/2025. The current P&I is xx with an interest rate of 9.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in foreclosure.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 10 months, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, The dispute has been noted regarding true identity and that the account was opened. Further details were not provided.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2026, the reprojected step sale is scheduled for xx/xx/2026. As per the seller's response, the FC was placed on hold as of xx/xx/2026 due to loss mitigation. Further details are not provided.
No post-close bankruptcy record has been found.
BWR has been SE for 18.75 years at XXXX
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2026, the reprojected step sale is scheduled for xx/xx/2026. As per the seller's response, the FC was placed on hold as of xx/xx/2026 due to loss mitigation. Further details are not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows repurchase due to 1st payment default. No payments were made for the due date of xx/xx/2025. The loan is in active FC on xx/xx/2025. According to payment history as of xx/xx/2026, the borrower has been delinquent for 10 months, and the next due date is xx/xx/2025. The current UPB is xx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL has expired."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.931% exceeding the APR threshold of 8.570% by +1.361%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL has expired."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.931% exceeding the APR threshold of 8.570% by +1.361%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2RR6FXR92ME	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	33.026%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book xx Page xx in the amount of xx with MERS as nominee for xx dba xx.
No active judgments or liens have been found.
The annual 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The annual 3rd and 4th installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 33.03% DTI. Review shows retirement and SSI income from tax transcripts in file was less than the amount used to qualify. Actual DTI is 62.32%. Both borrowers are retired. The subject loan originated on xx/xx/2025 and the 3-year SOL is active, FICO 804, 0x30, xxK equity in the subject property and xxK in assets after closing."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the Rhode Island choice of insurance disclosure was not provided to the borrower at closing. The subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7ZACBZUTO1N	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.465%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xx in the amount of xx with MERS as nominee for xx DBA xx.
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 17.75 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and the Infinity CE report show the loan failed the initial LE delivery and timing test due to the initial LE dated xx/xx/2025 delivered on xx/xx/2025, which is more than 3 business days from the initial application date of xx/xx/2025."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2025. The initial LE dated xx/xx/2025 reflects lender credit at xx. The final CD dated xx/xx/2025 reflects lender credit at xx. This is a decrease of +xx for a fee that has a 0% tolerance test.   The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows payment history due on xx/xx/2026. Payment was made on xx/xx/2025 for the due date of xx/xx/2025; payment was made on xx/xx/2026 for the due date of xx/xx/2026; and payment was made on xx/xx/2026 for the due date of xx/xx/2026. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ULQGL6DZL79	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	54.346%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx. The subject mortgage was recorded on xx/xx/2026 with instrument # xx to correct the vesting.
There is a prior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2023 in the amount of xx.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
The annual water charges have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.25%. The current UPB, reflected as per the payment history, is xx.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.08 years on the job as a recreation coordinator with xx
BWR2 has 2.33 years on the job as a XXXX with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. The CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a refinance, originated on xx/xx/2025, and the SOL is 3 years."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows non-occupant BWR2 does not meet the FHA definition of family, and the subject LTV of 79.68% exceeds guidelines. Further details not provided. Subject loan originated on xx/xx/2025."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S3OYQSZREFU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	36.555%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.58 years on the job as a paraprofessional at xxPreviously, BWR1 had 3.91 years on the job as a site coordinator at xx
BWR2 has 3 years on the job as a substitute teacher at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows the subject is NOO, as the BWR rented out the property after closing. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MDBJR896KFX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	23.456%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 in the amount of xx with xx, Ltd..
No active judgments or liens have been found.
The annual county taxes for 2026 are exempt.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB is xx
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 14.00 years on the job as a director with xx
BWR2 has 2 years on the job as a renewal specialist 1 with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The subject is co-op property. Tape shows two cooperative apartments were physically combined into a single unit. The cooperative board is currently in the process of combining the associated stock certificates to reflect the merged unit. Further details not provided. Reaching out to seller for an update."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Type of Ownership is Leasehold or Cooperative (Lvl 3) "The subject loan originated on xx/xx/2025 with a maturity date of xx/xx/2055. As per the lease agreement located at "xx" the ground lease is held xx Corp. and the leasehold expires on xx/xx/2061."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
291P68QE8VH	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.727%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as an underwriter at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as-is. Tape and file show the HOA questionnaire is incomplete, as the budget reserve study information for the project is missing, which prevents determination of whether the subject condominium project requires any critical repairs. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects the Points - Loan Discount Fee at xx. The CD dated xx/xx/2025 reflects the Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QHFGKW32I4O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2015	xx/xx/2015	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	29.390%	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	xx	Not Applicable	30.594%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx. The mortgage was re-recorded on xx/xx/2015.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 to xx/xx/2025.
The 1st and 2nd installments of county taxes for 2026 are due in the amount of xx on xx/xx/2026 to xx/xx/2026.
The annual water charges for 2025 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 12.11 years on the job as a supervisory administrative officer in the XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial TIL is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial TIL is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X26AJTSSG8A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Virgin Islands	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2019	xx	Secondary	Yes	Yes	No	xx	Not Applicable	38.813%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual combined taxes for 2026 are due in the amount of xx on xx/xx/2026.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per servicing comments dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 years on the job as a foreman with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was canceled."	* Compliance Testing (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.827% exceeds APR threshold of 5.090% over by +0.737%."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the Pennsylvania license validation test."
* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed the interest rate test. Interest charged at 5.125% exceeds the interest threshold of 4.750% by 0.375%."	* Compliance Testing (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.827% exceeds APR threshold of 5.090% over by +0.737%."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the Pennsylvania license validation test."
																																																																																									* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed the interest rate test. Interest charged at 5.125% exceeds the interest threshold of 4.750% by 0.375%."	Moderate	Not Covered	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WM7UX4O55S5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	1.610%	Not Applicable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	66.630%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with MERS as nominee for xx
There is an active prior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx with MERS as nominee for xx
There are three prior state tax liens in favor of the xx, which were recorded on different dates in the total amount of xx. The SSN mentioned on the supportive document is inconsistent with the borrower's SSN.
There are three prior criminal judgments against the borrower in favor of the xx, which were recorded on different dates, in the total amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape data as of xx/xx/2026, the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape data as of xx/xx/2026, the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives disability and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan failed the state regulation for the first lien prohibited fees test.
The following fee was included in the test:
Attorney's Fee (Closing Agent Only) paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan does not meet the GNMA seasoning requirement. Further details not provided. Subject loan originated on xx/xx/2026."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HXHY10H1NR0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	44.703%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
There is an active junior mortgage against the subject property in favor of the xx in the amount of xx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with the instrument #xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2026 are due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026.. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR 1 has 1.7 years on the job as a web developer at xxAlso, BWR1 was a student with XXXX between xx/xx/2023 and xx/xx/2023 for 5 months.   BWR2 2.41 has years on the job as a sub-assistant teacher with xxAlso, BWR2 has 2.5 years on the job as a sub-assistant teacher with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured. xx/xx/2026: Seller provided LOX confirms that the subject loan is not FHA insured. Document located at (xx."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the revised closing disclosure delivery date test (no waiting period required)."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is not FHA insured, as the owner had owned the property for less than 90 days. Further details not provided. The subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ULNIFWDCWD3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.184%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
For parcel #xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
For parcel #xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB  is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.58 years on the job as a senior manager at xx Additionally, BWR receives VA benefits income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the loan is not VA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows UW allowed VA loan to close with no VA benefits available. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7FAPW4PMZNQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	25.274%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.25 years on the job as a general operations manager at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows bank statements provided to support the borrower’s assets to close could not be verified. Bank statements in the file show xxK satisfy the cash-to-close requirement of xxK. Further details not provided. The subject loan originated on xx/xx/2022."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2) "The hazard insurance is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Missing proof of hazard insurance (Lvl 2) "The hazard insurance is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BVMD3YG8LS2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.873%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xx, which is due on xx/xx/2026.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.250%. The current UPB, as reflected in the payment history, is xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
BWR has 2.41 years on the job as a warehouse worker at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows provided bank statements for assets to close were not able to be verified. Bank statement in the file shows xxK of assets satisfy the cash-to-close requirement of xxK at closing. Further details not provided. Subject originated on xx/xx/2022."	* ComplianceEase TILA Test Failed (Lvl 2) "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate due to it is understated by more than xx. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate due to it is understated by more than xx. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H54VF5S1ROT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.312%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.16 years on the job as a caregiver DSP with xx Additionally, BWR has 1.66 years on the job as a caregiver XXXX with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved as OO at 46.31%. Tape shows the subject is NOO due to rental income and occupancy not being adequately verified prior to closing. Further details not provided. Revised DTI is 76.32%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 2.16 years on the job as a caregiver DSP with xx Additionally, BWR has 1.66 years on the job as a caregiver DSP with xx FICO 744, 0X30 since inception, xxK equity in the subject, and xx residual income."
																																																																																						* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to inability to validate occupancy. Further details not provided. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
303N1MPX06N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.575%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	48.333%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx. No active judgments or liens have been found. The 1st and 2nd installments of taxes for 2024 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.575%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the property was damaged due to fire, and the repairs are completed. The document located at "xx" states that the fire started outside near the air conditioner unit and it was spread through the roof. The estimated cost of repairs is not mentioned. The collection comment does not reflect anything related to the damages and their repairs. As per the appraisal report dated xx/xx/2026, which is located at "xx" all the work has been completed due to the recent fire.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
 BWR1 has 3.91 years on the job as a registered nurse at XXXX
   BWR2 receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1J8TQAJXFR1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	No	No	xx	Not Applicable	48.112%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The first, second, third, and fourth installments of town taxes for 2025/2026 have been paid in the amount of xx on different dates.
The second installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.125%. The current UPB, as reflected in the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 10.58 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.11%. The tape shows lender did not properly validate the rental income used for qualification. Revised DTI is 65%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 10.58 years at xx, LLC, FICO 776, 0X30 since inception, xxK equity in the subject and xx residual income."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6OBRNCKWE3K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	46.895%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
There is a junior mortgage against the subject property that was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx
There are two prior civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2024 and on xx/xx/2025, respectively. The amount of judgment is not provided on the supportive document.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE at XXXX for 27.33 years and has been SE for 14.58 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase. Subject originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the LTV exceeds the 75% maximum limit for a two-family investment property. Further details not provided. Subject originated on xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86C04SQI5KP	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	49.130%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025.
The annual village taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of 2/111/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to the collection comment dated xx/xx/2025, the RFD is an excessive obligation.
As per the seller’s tape, the subject property is non-owner-occupied.
  The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the foreclosure action was initiated in 2025. As per the comment dated xx/xx/2025, the foreclosure action was dismissed as the loan was reinstated.
No post-close bankruptcy record has been found.
BWR has been SE for 13.16 years at XXXX.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure action was initiated in 2025. As per the comment dated xx/xx/2025, the foreclosure action was dismissed as the loan was reinstated.
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IWQP8Z6EQFD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.960%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 16.75 years at Norson.
BWR2 has 15.75 years on the job as a supervisor with XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects Appraisal Fee at xx. The CD dated xx/xx/2025 reflects Appraisal Fee at xx. This is an increase in fee of xx for charges that cannot increase. The COC for an increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/2025, and the 3-year SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8ZS1Q756BC9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	xx	42.463%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with the xx
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The water/sewer charges for the year 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 2.25 years on the job as a data engineer at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is a NOO refinance. Subject originated on xx/xx/2025.

																																																																																						xx/xx/2026: Seller confirmed no lease agreement available for the subject loan."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the LTV exceeds the 75% maximum limit for a two-family investment property. Further details not provided. Subject originated on xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VHBDG714712	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	43.169%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is an active prior mortgage against the subject property, which originated on xx/xx/2025 and was recorded on xx/xx/2025 in the amount of xx with the lender, xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual utility/mud charges for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is non-owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy records have been found.

No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 1.5 years on the job as a salesperson with XXXX.
BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 43.16%. Tape shows undisclosed mortgage debt. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.5 years on the job as a salesperson with XXXX, FICO 740, and xxK equity in the subject."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 43.16%. Tape shows undisclosed mortgage debt. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.5 years on the job as a salesperson with XXXX, FICO 740, and xxK equity in the subject."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QDBDTRSCRL7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	43.169%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2025. The prior mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx with xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.130%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.41 years on the job as a sales representative at XXXX. Previously, BWR was a full-time student at XXXX for 4.58 years, and prior to that, BWR had 2.41 years on the job as an associate at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject is NOO and approved at 43.16%. Tape shows BWR had an undisclosed mortgage debt identified post-purchase. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.41 years on the job as a sales representative at XXXX, FICO 740, 0X30 since inception, and xxK equity in the subject."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject is NOO and approved at 43.16%. Tape shows BWR had an undisclosed mortgage debt identified post-purchase. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.41 years on the job as a sales representative at xxx xxx, FICO 740, 0X30 since inception, and xxK equity in the subject."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NNUT7AQXXS9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.838%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active water lien (the case is active and does not have a judgment issued yet) against the subject property in favor of the xx, which was recorded on xx/xx/2025. The amount of lien is not provided.
The first and second installments of county taxes for 2025 were paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The first and second installments of county taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE at Fairhaven Floors for 10.41 years and at XXXX for 4 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	xx	3: Curable		* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	xx	xx	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PEWJBNDJHDC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2023	xx	Investor	No	Not Applicable	No	xx	Not Applicable	17.934%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first, second, third, and fourth installments of combined taxes for 2025 and 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2026.
The second installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives capital gains and rental income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan was ineligible for rate/term refinance due to unmet ownership seasoning requirements. Further details not provided."
																																																																																							* Missing flood cert (Lvl 3) "Flood certificate is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VQD8ACLGKVY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2023	xx	Investor	No	Not Applicable	Not Applicable	xx	Not Applicable	17.471%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The taxes are to follow.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives capital gains income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Notice of Servicing Transfer	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the seasoning requirement of property ownership for rate/term refinance. Further details not provided. The subject loan originated on xx/xx/2023."
* Missing flood cert (Lvl 3)     "The flood certification document is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The notice of servicing transfer is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U68BYWGSK9Z	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2023	xx	Investor	No	Not Applicable	Not Applicable	xx	Not Applicable	19.544%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of city taxes for 2025 were due in the total amount of xx on different dates.
The 1st installment of city taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of city taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives capital gains.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the seasoning requirement of property ownership for rate/term refinance. Further details not provided. The subject loan originated on xx/xx/2023."
																																																																																							* Missing flood cert (Lvl 3) "The flood certificate is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8ADNSTQMTW4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2023	xx	Investor	No	Not Applicable	Unavailable	xx	Not Applicable	17.038%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first, second, third, and fourth installments of city taxes for 2025 and 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2026.
The second installment of city taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property's occupancy is stated as an investor.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives capital gains income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the seasoning requirement of property ownership for rate/term refinance. Further details not provided. The subject loan originated on xx/xx/2023."
																																																																																							* Missing flood cert (Lvl 3) "The flood certificate is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4RU7VFWCREI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	No	Not Applicable	First	$729.24	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	47.247%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The third and fourth installments of county taxes for 2026 have been delinquent in the total amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.375%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
Unable to determine the RFD.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 7.66 years at xx Additionally, BWR has been SE for 7.66 years atxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "The tape shows the subject loan is not insured."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2022."	xx	xx									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BF1JG1YE0N0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.424%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx. dba xx.
No active judgments or liens have been found.
The 1st annual installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd annual installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1.25 years on the job as a registered nurse at xxAdditionally, BWR has 1.83 years on the job as a registered nurse atxx Previously BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.42%. Tape shows the lender included travel per diem as income in order to qualify the BWR. Revised DTI is 92%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.25 years on the job as a registered nurse at xx, FICO 772, 0X30 since inception, and xxK equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23LN0C4A8T2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.874%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the property have been found.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 16.41 years on the job as an IT/OT project manager with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows occupancy concerns, as the property was listed for rent on xx/xx/2025 on a third-party real estate website. Further details not provided."
* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.87%. Tape shows occupancy concerns, as the property was listed for rent on xx/xx/2025 on a third-party real estate website, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 16.41 years on the job as an IT/OT project manager with XXXX, FICO 704 and xxK equity in the subject."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.373%, which exceeds the APR threshold of 8.120% over by +0.253%. This loan is compliant with regulation 1026.35(b), (c) and (d).

The loan failed the qualified mortgage safe harbor threshold due to the APR calculated at 8.373%, which exceeds the APR threshold of 8.120% by +0.253%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.87%. Tape shows occupancy concerns, as the property was listed for rent on xx/xx/2025 on a third-party real estate website, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 16.41 years on the job as an IT/OT project manager with xxx, FICO 704 and xxK equity in the subject."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.373%, which exceeds the APR threshold of 8.120% over by +0.253%. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																									The loan failed the qualified mortgage safe harbor threshold due to the APR calculated at 8.373%, which exceeds the APR threshold of 8.120% by +0.253%."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IRO0FGD3HC7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	300	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.389%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx
There is a junior mortgage against the subject property in favor of the xx in the amount of xx, which was originated on xx/xx/2025 and recorded on xx/xx/2025.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
As per the tape, the property is owner-occupied.
BWR has 1.83 years on the job as an associate with XXXX BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan closed with a 300-month term, while the Ohio Housing Finance Agency (OHFA) loan program guidelines do not permit a 300-month term. Further details not provided. Subject originated on xx/xx/2025."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage safe harbor threshold test due to the calculated APR of 7.934% exceeds APR threshold of 7.640% over by +0.294%."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.966% exceeds the APR threshold of 7.640% over by +0.326%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage safe harbor threshold test due to the calculated APR of 7.934% exceeds APR threshold of 7.640% over by +0.294%."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.966% exceeds the APR threshold of 7.640% over by +0.326%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X5HKHP7IHDR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.890%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2024/2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR has 5.66 years on the job as an admin assistant at XXXX. Additionally, BWR receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TVLHTUMHPHR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2013	xx/xx/2013	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2013	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	39.888%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument #xx in the amount of xx with xx
There is a junior mortgage against the subject property in favor of xx, a corporation, dated xx/xx/2023, which was recorded on xx/xx/2023 with the instrument no. xx in the amount of xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.000%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Truth in Lending Discl. Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* MI, FHA or MIC missing and required (Lvl 4) "The VA loan guaranty certificate is missing from the loan documents. Tape shows loan was not eligible for VA financing."
* VA insurance is not active (Lvl 4) "Final HUD show VA premium at closing. Tape shows loan was not eligible for VA financing. Loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower was not eligible for a VA home loan at the time of closing; the loan was originated in a previous LOS, and we no longer have access to that system. Further details are not provided."
* Required Documentation Missing or Incomplete (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."	* Compliance Testing (Lvl 2) "This loan failed loan origination fee test due to fee charged xx fee threshold by xx, over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Assignment Endorsement Fee paid by Borrower: xx
TIEFF paid by Borrower: xx
Closing Protection Letter (B) paid by Borrower: xx
Closing Protection Letter (L) paid by Borrower: xx
Home warranty invoice paid by Borrower: xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Compliance Testing (Lvl 2) "This loan failed loan origination fee test due to fee charged xx fee threshold by xx, over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Assignment Endorsement Fee paid by Borrower: xx
TIEFF paid by Borrower: xx
Closing Protection Letter (B) paid by Borrower: xx
Closing Protection Letter (L) paid by Borrower: xx
Home warranty invoice paid by Borrower: xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZFUKGDWNL1D	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	42.689%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR receives a pension and social security income. Additionally, BWR receives NC 401k monthly distribution income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation, as the subject was listed for rent after closing. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.68%. Tape shows the subject is NOO due to occupancy misrepresentation, as the subject was listed for rent after closing, causing the lender to omit the BWR's primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR receives a pension and social security income. Additionally, BWR receives NC 401k monthly distribution income, FICO 798, 0X30 since inception, and xxK equity in the subject."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.68%. Tape shows the subject is NOO due to occupancy misrepresentation, as the subject was listed for rent after closing, causing the lender to omit the BWR's primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR receives a pension and social security income. Additionally, BWR receives NC 401k monthly distribution income, FICO 798, 0X30 since inception, and xxK equity in the subject."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3I8MT5NFNCQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	47.026%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The 1st installment of county taxes for xx was paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for xx is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied to the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.58 years on the job as a project manager at xxAdditionally, BWR1 has been SE for 4.75 years at xx
BWR2 has 10 months on the job as an engineer atxxBWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation, as BWR did not occupy the subject property within 60 days of closing. Further details were not provided. Elevated for client review."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx."	xx	xx	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L5Z221AO7EM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	11.021%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is tenant-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 1.58 years on the job as a technology leadership program specialist at xxPreviously, BWR1 was a full-time student at the XXXX between xx/xx/2019 and xx/xx/2023 for 4.33 years.
BWR2 has 7.66 years on the job as a data analytics executive with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows the subject is NOO, as the BWR1 never occupied the subject and was listed for rent after closing. Elevated for client review."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx Over by +xx.
The below fees were included in the test:
Commitment Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that removing the co-applicant (co-signer) from the borrower info vesting resulted in them not receiving the final closing disclosure at closing. The subject property is acquired by the borrowers, xx, on xx/xx/2025 through a special warranty deed. The subject mortgage was also originated by the borrowers "xx" on xx/xx/2025. The borrower’s name mentioned on the vesting deed are consistent with the borrower’s name mentioned on the subject mortgage."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* TRID Violations (Lvl 3) "Tape shows TRID violation as the co-applicant did not receive final CD at closing. Further details not provided. Subject loan originated on xx/xx/2025."	xx	xx	Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YPCZ2YTCAAU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	78.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.917%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual installment of County taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.16 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.91%. Tape shows the borrower’s business tax returns are not available in the loan file. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 5.16 years at xx LLC, FICO 722, 0X30 since inception, and xxK equity in the subject."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The following fees were included in the test:
Administration Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by+xx.
The following fees were included in the test:
Administration Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 does not reflects Points - Loan Discount Fee. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case originated on xx/xx/2024, and the 1-year SOL has expired."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																									* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 does not reflects Points - Loan Discount Fee. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case originated on xx/xx/2024, and the 1-year SOL has expired."	Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TLM81VO2UY1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	xx	15.450%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property occupancy is stated as investment.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE for 7.38 years at XXXX
BWR2 has 4.66 years on the job as a territory manager at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase. Subject originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the home loan tool kit was not provided with the initial disclosures. Further details not provided. Subject originated on xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S77O8VLFU12	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$1,723.01	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	xx	44.836%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx, DBA xx.
There is credit card judgment against xx in favor of xx, a limited liability company, which was recorded on xx/xx/2022 in the amount of 19,008.22.
There is a state tax lien against xx in favor of the xx, which was recorded on xx/xx/2023 in the amount of xx. The SSN mentioned on the supporting document is inconsistent with the subject borrower.
There is a junior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2023.
The 1st installment of county taxes for xx has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for xx is due in the amount of xx on xx/xx/2026.
The 1st and 2nd installments of county taxes for 2017 supplemental have been delinquent in the total amount of xx, which is good through xx/xx/2026.
The water charge for 2026 is due in the amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for the default is the curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive social security and pension income.
BWR3 has been SE for 9 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.84%. Tape shows solar debt of xx was not included in DTI. Revised DTI is 50%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired. BWR1 and BWR2 receive social security and pension income. BWR3 has been SE for 9 years at XXXX, FICO 703, 1X30 in the last 24 months, xxK equity in the subject, and xx residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.83%, as the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (xx Package _Pg#455), and its recommendation is "Approve/Eligible" with a DTI of 44.83%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.84%. Tape shows solar debt of xx was not included in DTI. Revised DTI is 50%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired. BWR1 and BWR2 receive social security and pension income. BWR3 has been SE for 9 years at XXXX, FICO 703, 1X30 in the last 24 months, xxK equity in the subject, and xx residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
																																																																																									* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.83%, as the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (xx Package _Pg#455), and its recommendation is "Approve/Eligible" with a DTI of 44.83%."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2RILVIH86W7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	42.763%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE as a computer technician for 5.5 years.
BWR2 has been SE as a graphic designer for 6 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.76%. Tape shows the lender did not document evidence of active business operations and omitted debt without supporting documents. The revised DTI is 44.04%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has been SE as a computer technician for 5.5 years. BWR2 has been SE as a graphic designer for 6 years. FICO 667, 0X30 last 24 months, xxK equity in the subject, and xx residual income."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.76%. Tape shows the lender did not document evidence of active business operations and omitted debt without supporting documents. The revised DTI is 44.04%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has been SE as a computer technician for 5.5 years. BWR2 has been SE as a graphic designer for 6 years. FICO 667, 0X30 last 24 months, xxK equity in the subject, and xx residual income."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FJ74JV94VJW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.395%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	4.625%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is a prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2012 in the amount of xx.
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for default is unemployment.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
The loan was modified on xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 6 months on the job as a project manager with XXXX. Additionally, BWR has 1.75 years on the job as a chief technologist with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, husband and wife, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is 1,221.34 with an interest rate of 4.625% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal-forgiven amount. The loan has been modified twice since origination.	Missing or error on the Rate Lock Transmittal (1008)	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.40%. Tape shows income miscalculation. Revised DTI is 62.27%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 6 months on the job as a project manager with XXXX. Additionally, BWR has 1.75 years on the job as a chief technologist with XXXX, FICO 623, and xx residual income."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.39%, as the borrower’s income is xx and total expenses are in the amount of xx. AUS report is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.40%. Tape shows income miscalculation. Revised DTI is 62.27%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 6 months on the job as a project manager with XXXX. Additionally, BWR has 1.75 years on the job as a xxx with xxx, xxx, FICO 623, and xx residual income."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.39%, as the borrower’s income is xx and total expenses are in the amount of xx. AUS report is missing from the loan documents."
																																																																																									* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NVIPJH1MASR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	Unavailable	35.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.585%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book and page #xx in the amount of xx with MERS as nominee for xx.
There is one junior mortgage which was originated on xx/xx/2025 and recorded on xx/xx/2025 with book and page #xx in the amount of xx with  MERS as nominee for xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.16 years on the job as a GIS administrator with the XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate.

This loan failed the revised loan estimate delivery date test due to the revised loan estimate delivery date is after the initial closing disclosure delivery date."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the loan closed with NBS on the mortgage and title, which is not allowed per AL Housing guidelines. Further details not provided."
* Missing Required Disclosures (Lvl 3) "The settlement service providers list is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to in the amount of xx."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to in the amount of xx."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BGKE5CBXJV0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.183%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	28.040%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx / xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of town taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.183%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 18.33 years on the job as a senior principal systems engineer with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is not saleable, as the rate was too low. File shows the loan was closed with an interest rate of 2.183%. Subject loan was originated on xx/xx/2022."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges in total that cannot increase more than a 10% tolerance test. LE dated xx/xx/2022 reflects the sum of Section C fees and recording fees at xx. The CD dated xx/xx/2022 reflects the sum of Section C and recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% of the test. The COC for an increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges in total that cannot increase more than a 10% tolerance test. LE dated xx/xx/2022 reflects the sum of Section C fees and recording fees at xx. The CD dated xx/xx/2022 reflects the sum of Section C and recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% of the test. The COC for an increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3NU0YE9WLQS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.379%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx R in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.33 years on the job as a quality & EHS director with XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. The CD dated xx/xx/2026 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx/xx/2025, and the SOL is 1 year."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The lender increased rental income by removing repair expenses, but the documents did not justify that. When the reviewer included those expenses, income decreased and DTI went above the allowed limit. Further details are not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CYHU9QPQ376	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.519%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property originated on xx/xx/2024 in favor of xx. in the amount of xx, which was recorded on xx/xx/2024.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 8.25 years on the job as a caregiver with xx
  Additionally, BWR has 2.33 years on the job as a dispatcher with xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. The PH does not show the information about last MI payments."		* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5UYYAQO1HN7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is one code violation lien against the subject property in the amount of xx, which is good through xx/xx/2026.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))
A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2025."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2025. Initial LE dated xx/xx/2025 reflects lender credit at xx. Final CD dated xx/xx/2025 reflects lender credit at xx. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject is not FHA insured and closed with a cancelled FHA case number."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GRWL4MFX2WW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is stated as investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The tape and file show multiple bedrooms in the 1-unit subject property containing 5 bedrooms and two bathrooms were leased separately. Further details not provided. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E0O2927X0TF	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	$12,241.94	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	37.278%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
There is an active prior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx with MERS as nominee for xx
The annual combined taxes for 2024 were paid in the total amount of xx on xx/xx/2024.
The annual combined taxes for 2025 were partially paid in the total amount of xx on xx/xx/2025
The annual combined taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.
The 1st installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.50%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* DSCR is less than 1.00 (Lvl 3)     "Net operating income is xx, annual payments (debt service) are xx, and the debt service cover ratio (DSCR) is 0.87."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does not have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RGYDTOH4WKG	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
There is an active prior mortgage against the subject property originated on xx/xx/2025 in favor of xx, in the amount of xx, which was recorded on xx/xx/2025 with the instrument #xx
The 1st installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is non-owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "The lease agreement is missing from the loan documents.

xx/xx/2026: Subject originated xx/xx/2025. Seller provided a lease agreement starting xx/xx/2026 and expiring on xx/xx/2026. Exception remains."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is currently in an LLC held for investment. In order to sell, the loan is required to move out of the LLC, for which the BWR is not interested. Further details not provided."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Operative rental income is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PLTZJ6PBIYA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Investor	Yes	No	Yes	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to the collection comment dated xx/xx/2024, the subject property was damaged due to a hurricane. No details are available regarding the estimated repair cost. Also, the tape defect shows the property had sustained damages due to the hurricane.
As per the tape data, the subject property is occupied by an unknown party.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NUWXPRWIHDI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2025 in the amount of xx.
There is a credit card judgment against the borrower in favor of xx in the amount of xx, which was recorded on xx/xx/2025.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the seasoning requirement for modified loans on a VA refinance loan. Further details not provided. Subject loan originated on xx/xx/2025."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TEF71J3DEOA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	42.513%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is one junior mortgage against the subject property originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.58 years on the job as a sales representative at XXXX
BWR2 has 1.16 years on the job as an integration care coordinator at XXXX. Previously, BWR2 had multiple jobs in the last two years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape and appraisal report show the appraisal was subject to replacing flooring in the living room and 2 bedrooms. There is a 1004D confirming this was done, except there is no evidence for the installation of smoke detectors. The updated 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Compliance Testing (Lvl 3)     "The tape shows the subject loan is an HPML, which is not allowed per Wisconsin housing guidelines. The infinity compliance result shows the subject has failed the HPML test. Further details not provided."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM APR threshold test due to APR calculated at 8.627% exceeds the APR threshold of 8.500% over by +0.127%."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the borrowers have one medical collection and some old lates on paid-off accounts in 2019. The DPA/2nd was xx earns interest, and requires a monthly payment. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DZHNZ9OLTHA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "The lease agreement is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XYBQSNXA9CY	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.373%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.445%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
 The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 10 years on the job as a clerical worker at XXXX.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows Freddie Mac Condo Project Advisor reflects an incomplete project assessment, resulting in ineligibility. Review of the file shows the condo questionnaire is missing from the loan documents and no special assessment was planned for the condo project. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan documents."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SGPHQY72HCZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.999%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.744%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of town taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
The annual town taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The utilities charges for 2026 are due in the amount of xx on xx/xx/2026.
The sewer charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.999%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
As per the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.92 years on the job as a home healthcare with xx
BWR2 has 8 months on the job as a special education teacher with xxPreviously, BWR2 had 4.33 years on the job as a teaching at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.74%. Tape shows student loan debt was not included in the DTI calculation. Revised DTI is 68.52%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 4.92 years on the job as a home healthcare provider with xx has 8 months on the job as a special education teacher with xx, FICO 732, 0X30 since inception, xxK equity in the subject, and xx residual income."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the xx  or Correspondent Mortgage Banker License prohibited fees test.

The below fees were included in the test:
MERS Registration Fee paid by Borrower: xx
Sellers Agent Real Estate Commission paid by Seller: xx
Title CPL Fee paid by Borrower: xx
Warehousing Fee paid by Borrower: xx"
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2025 does not reflect Mortgage Broker Fee. The final CD dated xx/xx/2025 reflects Mortgage Broker Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2025 and the 1-year SOL is active."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YRBUWRB9LLP	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.655%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.214%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx for the amount of xx with MERS as nominee for xx.
There are 3 prior IRS liens against the borrower in favor of the xx recorded on xx/xx/2023, xx/xx/2024, and xx/xx/2024.
The first installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 6.655%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 10.16 years atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2025. The initial CD dated xx/xx/2024 reflects a lender credit at xx. The final CD dated xx/xx/2025 reflects a lender credit of xx. This is a decrease of xx for the fee, which has a 0% tolerance test. A valid COC for the decrease in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2024 does not reflect Mortgage Broker fee. CD dated xx/xx/2025 reflects Mortgage Broker fee atxx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsurable as the loan was reviewed for a CofC request of change in loan amount, and AUS findings were approved/eligible, but the loan amount calculation needed to be reviewed. Further details not provided. Subject loan originated on xx/xx/2025."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FGYZ4K2G8LC	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$22,006.89	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	35.439%	First	Commitment	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is an active prior mortgage against the subject property that was originated on xx/xx/2011 and recorded on xx/xx/2011 in the amount of xx with instrument # xx
There are 2 prior XXXXs liens against the subject property in favor of xx, which were recorded on xx/xx/2024 and xx/xx/2025 in the total amount of xx.
There is a civil judgment against XXXX in favor of xx, et al. which was recorded on xx/xx/2025. The amount of lien is not provided.
There are 4 prior civil judgments against XXXX in favor of different plaintiffs, which were recorded on different dates in the total amount of xx.
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
The annual county taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.25%. The current UPB, as reflected in the payment history, is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.75 years on the job as an investment partner at XXXX. Previously, BWR had 1.33 years on the job as an investor at XXXX.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property is Commercial Prop (Lvl 3) "Subject approved as OO. The tape and appraisal show the subject is a commercial property. File shows the subject is a residential unit within a building on a commercial parcel that houses an XXXX. Each unit is a separate legal unit sharing a common space for ingress/egress. Further details not provided. XXXX search shows an estimated value of xxM. Current UPB is xx4K."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HQKVDV7K7P5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	47.410%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The water charges for 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026 and sewer charges are delinquent.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.88%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is currently owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR 1 has 7.41 years on the job as a housekeeper at XXXX
BWR 2 has 3.91 years on the job as a room attendant at the XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.41%. Tape shows an undisclosed liability. Revised DTI is 56.08%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 7.41 years on the job as a housekeeper at XXXX. BWR2 has 3.91 years on the job as a room attendant at the XXXX, FICO 801, 0X30 since inception, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.41%. Tape shows an undisclosed liability. Revised DTI is 56.08%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 7.41 years on the job as a housekeeper at XXXX. BWR2 has 3.91 years on the job as a room attendant at the xxxx, FICO 801, 0X30 since inception, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R2VH7PDDGP9	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.499%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024/2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The first installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.499%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show subject did not meet the VA 210-day seasoning period. Subject originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2CUDCZ31M3B	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.499%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	22.812%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.449%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14.75 years on the job as a clinical nurse II with XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the mortgage paid off at closing was not owned by Freddie Mac, and the loan's LTV exceeded the allowable maximum, which is not eligible for sale to Freddie Mac. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QLMUWTV6LEF	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.874%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	28.625%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the total amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.874%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per seller’s tape data, the subject property is non-owner occupied.
BWR has 2.50 years on the job as a pipefitter with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx.
Initial LE dated xx/xx/2025 reflects Loan Origination Fee at xx. Final CD dated xx/xx/2025 reflects Loan Origination Fee at xx. This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan does not meet the 12-month seasoning period requirements for refinance, as the case number for the subject loan was assigned on xx/xx/2024 and the existing mortgage note was signed on xx/xx/2023. Further details not provided."
																																																																																							* Missing credit report (Lvl 3) "Credit report is missing from the loan document."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TRVNTUHXVGQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	35.708%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2025.
The 2ndinstallment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 12.25 years.
BWR2 has 10.41 years on the job as a caterer at XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan was designated as a safe harbor QM, but due diligence determined the loan as non-QM, indicating a mismatch in QM classification. Review of the Infinity CE report shows the loan did not fail for QM safe harbor. Further details not provided. Subject originated on xx/xx/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect the Mortgage Broker Fee. The CD dated xx/xx/2021 reflects the Mortgage Broker Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is available; the COC is not getting tested due to the loan failing the TRID delivery and timing test. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect the Mortgage Broker Fee. The CD dated xx/xx/2021 reflects the Mortgage Broker Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is available; the COC is not getting tested due to the loan failing the TRID delivery and timing test. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																									* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9LGK508D0TW	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.999%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.482%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.999%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.16 years on the job as a systems engineer at XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Closing Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Temporary Rate Buydown paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds the fees threshold of xx over by +xx.

The below fees were included in the test:
Closing Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Temporary Rate Buydown paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx	xx	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GZ5RU5XBB0N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.989%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx, L.L.C.
There are 6 prior hospital liens against the subject borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of xx.
There are 2 hospital liens against the subject borrower in favor of different plaintiffs, which were recorded on xx/xx/2025 and xx/xx/2025 in the total amount of xx.
There are 3 prior civil judgments against the subject borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of xx.
There are 3 prior credit card judgments against the subject borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of xx.
There are 2 civil judgments against the borrower in favor of different plaintiffs, which were recorded on xx/xx/2025 and xx/xx/2026 in the total amount of xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 have been delinquent in the amount of xx, which were good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.75 years on the job as a CNA care partner at xx
BWR2 has 1.41 years on the job as a hand kettle operator atxxBWR2 had multiple jobs in the last 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape show subject loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the mortgage paid off at closing was not owned by Freddie Mac, and the loan's LTV exceeded the allowable maximum, which is not eligible for sale to Freddie Mac. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan file."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.341% exceeds the APR threshold of 8.120% over by +0.221%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the QM safe harbor threshold test due to APR calculated at 8.231% exceeds the APR threshold of 8.120% over by +0.111%."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.341% exceeds the APR threshold of 8.120% over by +0.221%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																									Loan failed the QM safe harbor threshold test due to APR calculated at 8.231% exceeds the APR threshold of 8.120% over by +0.111%."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X2CNV1GW7JD	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2020	xx/xx/2020	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2023 with book/page #xx in the amount of xx, with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is a servicing problem.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan approved as a streamline refinance loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per tape data, the wife of the borrower never signed the QCD. The updated title report dated xx/xx/2026 shows the subject property was acquired by Kyle Greenwood and Katrina Martin through QCD on xx/xx/2019, which was recorded on xx/xx/2019. Subsequently, the subject property was transferred through QCD from Kyle Greenwood and Katrina Martin to Kyle Greenwood on xx/xx/2023 and recorded on xx/xx/2024. This QCD is signed by both owners, Katrina Martin and Kyle Greenwood."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PPTGVKM07TQ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	XXXX	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.911%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is one prior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2019 in the amount of xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as a medical assistant at XXXX Previously, BWR had 1.91 years on the job as a XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test."	xx	xx	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21E6RAM53FH	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2024	xx/xx/2024	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	56.351%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior civil case against the borrower in favor of xx, which was recorded on xx/xx/2025.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the occupancy of the subject property is stated as an unknown party.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 3.08 years on the job as an XXXX with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 56.35%. The Lender did not include the full PITI payment for the rental property. Revised DTI 59.06%. Lender defect. The subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR is employed with xx of the xx as the XXXX for 3.1 years, FICO 692, xx residual income and xxK equity in the subject property."
* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject is not FHA insured due to delinquency, and the servicer is unable to determine whether the loan is insured."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed compliance ease delivery and timing test for revised CD dated xx/xx/2024. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2024 which is after the consummation date xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is displaying as delinquent in xx  and borrower is 60 days delinquent as per pay history.  According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MSD730EO74N	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	55.551%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as a clinical supervisor with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject is not FHA insured."	* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XEICC7PKMX6	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.749%	360	xx/xx/2024	xx/xx/2024	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx for the amount of xx with MERS as nominee for xx.
There is a prior IRS lien against "xx" in favor of the xx recorded on xx/xx/2016. The SSN mentioned on the supporting document is inconsistent with the borrower's SSN.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 5.749%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show subject did not meet the VA 210-day seasoning period. Subject originated on xx/xx/2024."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "The right of rescission is not hand-dated by the borrower."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HP335I4F6GS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$8,826.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	Not Applicable	xx	7.534%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	23.315%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2024.
The annual school taxes for 2024 were paid in the amount of xx on xx/xx/2024.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
The annual Utilities/MUD charges for 2025 were paid in the amount of xx on xx/xx/2026.
The annual county taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.
The annual school taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.534%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
BWR1 has been SE for 11.5 years atXXXX. BWR2 has been SE for 11.5 years at XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx."	xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O8JLGKQTW9A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
There are 2 prior credit card judgments against the borrower in favor of xx, as assignee of xx, which were recorded on xx/xx/2023 and xx/xx/2025 in the amount of xx.
The annual county taxes for 2025 are exempt on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file show subject did not meet the VA 210-day seasoning period. Subject originated on xx/xx/2025."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z4U55O1U8X0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	42.886%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2025 were paid in the amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 have been due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner occupied.
The loan has not been modified since origination.
BWR1 has 1.58 years on the job as an associate with xx Previously, BWR1 had 1.91 years on the job withxx
BWR2 has 8 years on the job as a driver merchandiser withxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2025."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflects points - loan discount fee. The final CD dated xx/xx/2025 reflects points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fees is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2025 and the 1 year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is uninsurable by the FHA as the subject loan does not meet the seasoning period requirements between the last transaction of the property and the subject loan. The review of the appraisal report shows the date of the prior transaction of the subject was xx/xx/2025, and the subject loan closed on xx/xx/2025 with a sales price of xxK. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84EJULZ4M41	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.808%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives SSI and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity CE show the LE was not delivered to BWR at least seven (7) business days prior to closing. Further details are not provided.

The written list of service providers' disclosure date is less than the seventh business day before consummation of the transaction, xx/xx/2025."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/2025 delivered on xx/xx/2025 was not delivered or placed in the mail to the borrower at least seven (7) business days prior to closing xx/xx/2025."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.233% exceeds APR threshold of 8.160% over by 0.073%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.232% exceeds APR threshold of 8.160% Over by +0.072%. Subject loan is escrowed."		Critical	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1QCK2T0JLNG	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$5,045.64	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.532%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The 1st installment of county taxes for 2025 has been delinquent in the total amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.5 years on the job as a senior IT analyst at the XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. The photo addendum of the appraisal report shows the basement is in poor condition due to water damage. The estimated cost to cure is not available. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."	xx		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HKG4YSGGDHO	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	XXXX	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is an active HOA lien against the subject property in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not insurable."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NMZX4Y3XSST	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$3,721.66	xx	xx/xx/2026	Unavailable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.420%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025-26 has been due in the amount of xx on xx/xx/2026.
The 1st installment of county taxes for 2024-25 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2024-25 is delinquent in the amount of xx which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the property is owner occupied.
The RFD is unable to be determined.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.58 years on the job as a clinical liaison at xx Additionally, BWR had 1.33 years on the second job as an account manager at xx
Foreclosure Comments:Unavailable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI coverage on the subject loan has been rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.42%. Tape shows BWR was not employed at closing. Revised DTI is 74.18%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 4.58 years on the job as a clinical liaison at XXXX, FICO 789, 1X30 since inception, and xxK equity in the subject."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. The final CD dated xx/xx/2025, reflects cash to in the amount of xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IPPEU3XGTXD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	47.141%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.

BWR1 has 2 months on the job as a finance director atxxBWR has multiple prior employment experiences as a finance direct between 09/01/2017and xx/xx/2025 for 7.5 years.
BWR2 has 8.5 years on the job as an associate at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.14%. Tape shows increased DTI of 57.54%. Also, the tape shows the lender did not obtain the final settlement statement of the REO property as evidence for the REO property sold. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 2 months on the job as a finance director at xx; BWR2 has 8.5 years on the job as an associate at xx, FICO 743, 0X30 since inception, xxK equity in the subject, and xxK residual income."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HIS6D05ULRQ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.999%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.206%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	7.999%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior credit card judgment against the borrower in the favor of xx, which was recorded on xx/xx/2026 in the amount of xx.
There is an IRS lien in favor of the xx, which was recorded on xx/xx/2025 in the amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The annual 1st and 2nd installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The annual water charges for 2026 are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.9990%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the collection comment dated xx/xx/2026, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2026, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19.
BWR qualified using an offer letter as an assistant program manager with xxAdditionally, BWR receives trust and social security income. Previously, BWR had 26.41 years on the job as manager with the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.9990% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal-forgiven amount.	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 49.20%. Tape shows the lender did not obtain income documentation and miscalculated the income. Revised DTI is 77.60%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR qualified using an offer letter as an assistant program manager with xxAdditionally, BWR receives trust and social security income, FICO 741, xxK equity in the subject, and xx residual income."
* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds the fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan failed qualified mortgage lending policy points and fees test due to fees charged xx exceeds the fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan failed the Qualified Mortgage Lending Policy Points and Fees Test due to the calculated points and fees of xx exceeding the disclosed points and fees of xx for an undisclosed amount of +xx. The below fees were included in the test: Mortgage Broker Fee (Indirect) xx Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2023 reflects points—a loan discount fee at xx. The CD dated xx/xx/2023 reflects points—a loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fees is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z71DCCY41WS	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.186%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx DT in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026, respectively.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller’s tape, the subject property is currently owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 2.66 years at XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity CE report shows the loan failed the TRID delivery and timing test, as the initial LE was not delivered at least 7 business days prior to closing. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial loan estimate dated xx/xx/2025 delivered on xx/xx/2025 which is less than 7 business days before the consummation date. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."
* TRID Violations (Lvl 3)     "The loan failed the delivery date test for the revised CD as the revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date.

This loan failed the initial loan estimate delivery date test, as the initial loan estimate delivery date is less than the 7 business day before consummation of the transaction.

																																																																																							This loan failed the written list of service providers disclosure date test, as the written list of service providers disclosure date is less than the 7 business day before consummation of the transaction."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.250%, which is equal to the APR threshold of 8.250%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."		Critical	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6Q61YHCCMLR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	34.164%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	xx	6.875%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx, dba xx.
No active judgments or liens have been found.
The 1st & 2nd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is the illness of the borrower's family member.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
The loan was modified on xx/xx/2025
No comment related to damage or repair is found in the servicing comments.
The foreclosure was initiated in 2025 with the loan. The lis pendens located at xx PG#23 was filed on xx/xx/2025 with the case #xx. As per the comment dated xx/xx/2025, the foreclosure sale due date is scheduled for xx/xx/2026. As per the comment dated xx/xx/2025, the foreclosure case has been dismissed due to modification. Further details not provided.
No post-close bankruptcy record has been found.
BWR1 has been SE for 29.58 years at XXXX
BWR2 has 2.58 years on the job as an operator at XXXX
Foreclosure Comments:The foreclosure was initiated in 2025 with the loan. The lis pendens located at xx PG#23 was filed on xx/xx/2025 with the case #xx. As per the comment dated xx/xx/2025, the foreclosure sale due date is scheduled for xx/xx/2026. As per the comment dated xx/xx/2025, the foreclosure case has been dismissed due to modification. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2025. As per the modified term, the new principal balance is xx, out of which xx is an interest-bearing amount, and the deferred amount is xx. The monthly P&I is xx with an interest rate of 6.875% beginning on xx/xx/2025 and a maturity date of xx/xx/2065.	Missing or error on the Rate Lock	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows assets are insufficient for closing. Bank statements in the file show xxK of assets satisfy the cash to close requirement of xxK at closing. Tape show net proceeds are not available for the subject transaction. The review of loan file shows the net proceeds of xxK from the personal property. Certificate of sale and cashier’s check xxK are available in the loan file. Further details not provided. Subject originated on xx/xx/2024."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.166% exceeds APR threshold of 7.950% over by +0.216%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

The loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 8.145% exceeds the APR threshold of 7.950% by +0.195%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZVQGD8A5QL7	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan does meet the seasoning period requirements for a streamline refinance. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents. The lock confirmation is available at xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P8STE46L558	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	54.421%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens found.
The annual installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual sewer charges for 2026 have been due in the amount of xx since xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx, with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 3.08 years on the job as a senior accountant with xx
BWR2 has 5.75 years on the job as a teacher withxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."
* MI, FHA or MIC missing and required (Lvl 4) "The mortgage insurance certificate is missing from the loan documents."	* Assets do not meet guidelines (Lvl 3) "Tape shows a gift of xxK caused the loan to become ineligible due to the additional risk associated with the gift funds. Review of the AUS and file shows total verified assets of xx satisfying the cash to close requirement of xx. Verification of gift letter and receipt of wire transfer IAO xxK is in file. Further details are not available."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W7RCP5QCWVW	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	VA	ARM	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB, as reflected in the payment history, is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the TRID disclosure delivery date validation test a revised loan estimate delivery date is before the initial loan estimate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2025 does not reflect Points - Loan Discount Fee. Post CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2025 and the 3-year SOL is active.

TRID violation due to decrease in lender credit in revised loan estimate dated xx/xx/2025. Initial LE dated xx/xx/2025 reflects lender credit at xx. Revised LE dated xx/xx/2025 reflects lender credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is not insurable by the VA, as the interest rate on the subject loan was reduced by 2% and converting the amortization from fixed to ARM. The net tangible worksheet shows the interest of the existing mortgage was at 7.750% and the interest rate of the subject loan is at 5.750%. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RLE6YPX0F7C	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	2 Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.567%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st & 2nd installments of county taxes for 2024/2025 have been paid in the amount of xx on xx/xx/2024 and xx/xx/2025.
The 1st installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 have been delinquent in the amount of xx, which are good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.83 years on the job as an associate at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.56%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3.83 years on the job as an associate at xx FICO 769, 0X30 since inception, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects the Points - Loan Discount Fee at xx. The CD dated xx/xx/2024 reflects the Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OST31XA2MTB	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.407%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.com, LLC.
There is an active mortgage against the subject property in favor of xx in the amount of xx, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx As per the subordination agreement located at xx, dated xx/xx/2025, this mortgage was subordinated to the subject mortgage.
The annual combined taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
The foreclosure was initiated in 2025 with the loan. As per the servicing comment dated xx/xx/2025, the foreclosure complaint was filed on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure case was closed. Further details not provided.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 23 years on the job as an XXXX at XXXX
Foreclosure Comments:The foreclosure was initiated in 2025 with the loan. As per the servicing comment dated xx/xx/2025, the foreclosure complaint was filed on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure case was closed. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx.
Initial LE dated xx/xx/2025 reflects Appraisal Fee at xx. Final CD dated xx/xx/2025 reflects Appraisal Fee at xx.
Initial LE dated xx/xx/2025 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2025 reflects Appraisal Re-Inspection Fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (FNMA and Freddie Mac) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fees:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

The loan failed the QM lending policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fees:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "As per the seller tape, there is a title lien defect. The subject loan was originated on xx/xx/2025 and recorded on xx/xx/2025. According to UT, there is a prior mortgage on the property recorded on xx/xx/2025. Based on the subordination agreement recorded on xx/xx/2025, the prior mortgage has been subordinated to the subject mortgage. No other liens or mortgages were found against the subject property."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M2D62Q7GTU0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	56.751%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.com, LLC.
No active judgments or liens have been found.
For Parcel # xx
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB is xx.	Collections Comments:According to the servicing comments the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is currently owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security and disability income.
  BWR2 has 3.08 years on the job as an activity therapist withxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured. PH shows MI is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect the appraisal re-inspection fee and reflects the appraisal fee at xx. The final CD dated xx/xx/2026 reflects an appraisal re-inspection fee at xx and an appraisal fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2026 and the 3 year SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows an unacceptable mortgage history. This is an FHA loan and borrower did not make the December 2025 payment for the prior mortgage."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H0KQP7S4NGB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	43.393%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	3.250%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with Book/Page #xx in the amount of xx with xx. Com, LLC.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of town taxes for 2024 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2026, respectively.
The 4th installment of town taxes for 2024 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx. The loan was modified on xx/xx/2025, and the due date has been advanced from xx/xx/2023 to xx/xx/2025.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, the trial plan was approved for 3 months effective from xx/xx/2025 to xx/xx/2025 in the amount of xx. The comment dated xx/xx/2025 states that the trial plan payments have been completed.
The loan was modified on xx/xx/2025.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2023. The first legal action was filed on xx/xx/2024. The service was completed on xx/xx/2024. As per the comment dated xx/xx/2024, the FC was contested. As per the comment dated xx/xx/2025, the FC was put on hold due to loss mitigation. As per the comment dated xx/xx/2025, the FC file was closed due to loan modification.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 10.66 years on the job as an XXXX with xx
  BWR2 has 2.91 years on the job as an associate with xx
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2023. The first legal action was filed on xx/xx/2024. The service was completed on xx/xx/2024. As per the comment dated xx/xx/2024, the FC was contested. As per the comment dated xx/xx/2025, the FC was put on hold due to loss mitigation. As per the comment dated xx/xx/2025, the FC file was closed due to loan modification.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.250% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance or principal forgiven amount.	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report in the loan file is as is. Tape shows dampness in the basement during heavy rainfall by doors/exterior stairs. The 1004D and inspection report by a qualified professional are missing from the loan documents, and the final CD does not reflect the escrow holdback."	* Assets do not meet guidelines (Lvl 3) "Tape and file show insufficient funds for the closing and were not satisfactorily documented. The bank statements in the file show xxK and the cash-to-close requirement of xx. Further details not provided. The subject loan originated on xx/xx/2020."	xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E8QQOXCXQQX	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	No	No	xx	Not Applicable	45.205%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx. Com, LLC.
No active judgments or liens have been found.
The 1st installment of county taxes for xx was paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for xx is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB as reflected in the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a network engineering consultant at xx Additionally, BWR has 1.83 years on the job as a caregiver at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8RYIMSVTHLY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	42.670%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for xx. Com, LLC.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security income.
BWR2 receives social security and pension income.
BWR3 has 33 years on the job as a TWU inspector with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the subject loan MI was rescinded."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 42.67%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 receives social security income. BWR2 receives social security and pension income. BWR3 has 33 years on the job as a TWU inspector with xx FICO 790, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A1VA21MC1GL	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.532%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx. Com, LLC.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB as reflected in the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.83 years on the job as a technical account manager at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and file show the condo project is ineligible due to safety, soundness, and structural integrity. The inspection report shows multiple repairs, including but not limited to the deck having nail pops, cracks, chips, substrate damage, and holes. The balcony is in poor condition, having cracks and holes; the metal drip edges have paint delamination, rust, and corrosion. The support beam has cracks and damage. Soffit sheathing has staining and damage. The soffit stucco has cracks and voids. Signs of water intrusion on framing. The inspection report verifying the completion of work is missing. XXXX search shows an estimated value of xxK. Current UPB is xxK."		* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test due."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DI6TZR33SOQ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.873%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xx in the amount of xx with MERS as nominee for xx.com, LLC.
No active judgments or liens have been found.
The 1st and 2nd installments of town taxes for 2024 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB, as reflected in the payment history, is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
BWR has 20 years on the job as a manager with XXXX

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1JYYZQSUL28	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.728%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx. Com, LLC.
No active judgments or liens have been found.
Parcel # xx
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
Parcel # xx
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.375%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6 months on the job as a kitchen service staff at xxPreviously, BWR had 2.25 years on the job as a shift leader at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to soundness and structural integrity as the property is ineligible due to safety. Tape and file show the subject property exhibited signs of infestation, settlement separation, water infiltration, dampness in the basement and behind siding, twisted walls, sloped flooring, and ceiling damage. An inspection report by a qualified professional is missing from the loan documents, and the final CD does not reflect the escrow holdback. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 44.73%. The Lender allowed the loan to close with instability of income and multiple significant derogatory accounts on credit. Lender defect. Revised DTI cannot be determined. The subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR is employed withxx as a Kitchen/Service Staff worker for 6 months, FICO 705, xxK reserves and xx equity in the subject property. 0X30 since inception."	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed GSE (Fannie Mae public guidelines) Predatory Lending Guidance as the loan failed the allowable points and fees test.

Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan failed GSE (Fannie Mae public guidelines) HOEPA Points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in this test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FASBCHJTP15	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.487%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	xx	4.990%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.com, LLC.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.99%. The current UPB as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per the payment history is xx.
As per collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
The loan was modified on xx/xx/2025.
No information related to the damage or repair was found in the collection comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.16 years on the job as a gear specialist at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx (akaXXXX), and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx, out of which xx is the interest-bearing amount. There is a deferred balance of xx. The monthly P&I is xx with an interest rate of 4.99% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.48%. Tape shows the lender omitted a revolving debt with a xx monthly payment and an auto lease with a xx monthly payment at origination, and documentation to support the omission was not provided. Inclusion of these liabilities results in a DTI of 52%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 2.16 years on the job as a gear specialist at XXXX, FICO 651, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 reflects the credit report fee at xx. The CD dated xx/xx/2022 reflects credit report fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/2022, and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 43.48%, the borrower income is xx, and total expenses are in the amount of xx, and the loan was underwritten by LP (xx Pg#144), and its recommendation is "xx" with a DTI of 43.48%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XLACOVXGR2Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	41.134%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx. Com, LLC.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 3.5 years on the job as a senior software release engineer at xx
BWR2 has 1.58 years on the job as a scrum master at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 41.13%. Tape shows the lender missed verifying that BWR2 was not employed at closing. The revised DTI is 62.30%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 3.5 years on the job as a senior software release engineer at xx. BWR2 has 1.58 years on the job as a scrum master at xx, LLC, FICO 772, 0X30 since inception, and xxK equity in the subject."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx

The loan fails the Qualified Mortgage Lending Policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LWHC12P3W23	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.760%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.com, LLC.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The annual water taxes for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.08 years on the job as an associate at XXXX. Additionally, BWR was a full-time student at XXXX for 2.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* LE/CD Issue date test Fail (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is less than three business days before the consummation date xx/xx/2025."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan closed with an LTV of 96% does not meet guidelines of Freddie Mac, as the existing mortgage paid was a private mortgage and not owned by Freddie Mac. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OBJWLCDCANN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	48.596%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx. Com, LLC.
No active judgments or liens have been found.
The annual utilities/MUD charges for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
According to the comment dated xx/xx/2024, one window was broken due to a disaster. Further details are not provided. Unable to confirm the status of repairs. Subsequent comments do not show any damage.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.41 years on the job as a homemaker with Homemaker.
BWR2 has 1.16 years on the job as an electrician with XXXX Previously, BWR2 had multiple jobs in the past.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.59%. The tape shows lender missed WVOE clearly showing BWR was not employed prior to closing. Lender defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has 2.41 years on the job as a homemaker with XXXX, FICO 745, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IB3KNRTP9FA	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.978%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.Com, LLC.
No active judgments or liens have been found.
The annual town taxes and county taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
The annual school taxes for 2025 were paid in the amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 15.91 years on the job as a lawyer at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.

The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2025 does not reflect an appraisal re-inspection fee. The final CD dated xx/xx/2025 reflects an appraisal re-inspection fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the FHA loan did not make the November payment, as it is now 30 days delinquent on the prior mortgage. Further details not provided. The subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6CJ3LJ0AGIC	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$4,301.37	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.361%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.Com, LLC.
No active judgments or liens have been found.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2024.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The 1st installment of school taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of school taxes for 2025 is delinquent in the amount of xx on xx/xx/2026 and good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.375%. The current UPB as reflected in the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.16 years atXXXX Additionally, BWR has been SE for 1.66 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.36%. Tape shows asset misrepresentation, as the gift letter check was altered. Further details not provided. BWR defect. Subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been SE for 5.16 years at XXXX. Additionally, BWR has been SE for 1.66 years at BXXXX. FICO 747, and xxK equity in the subject. 0X30 last 24 months."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 does not reflect Mortgage Broker Fee. Final CD dated xx/xx/2022 reflects Mortgage Broker Fee at xx. This is an increase fee in the amount of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.36% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (XXXX) and its recommendation is Accept with a DTI of 48.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DPIWUW3GDT5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	8.940%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.com, LLC.
There are 2 prior civil judgments against the subject borrower in favor of different plaintiffs, which were recorded on xx/xx/2016 and xx/xx/2017 in the total amount of xx.
The 1st annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd annual installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.13%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR1 and BWR2 have been SE for 33.91 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 8.94%. The Lender allowed the loan to close when the SE BWR had a Chapter 11 Bankruptcy discharged xx/xx/2025. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR’s are SE with xx for 34 years, FICO 741, xxK reserves and xxK equity in the subject property."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is subject to the completion of the new flooring in the second-floor bathroom, and there are a few broken cabinet doors/door fronts in the kitchen and one of the bathrooms. The estimated cost to cure is available in the amount of xx. 1004D, or a structural inspection report by a licensed professional, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows a significant derogatory credit event. As per tape defect, the borrower had filed Chapter 11 bankruptcy and was discharged on xx/xx/2025. The subject loan was originated on xx/xx/2025. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
600ZHU2CAUK	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.986%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.Com, LLC.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.990%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 15.83 years on the job as an international sales executive with XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.98%. Tape shows income miscalculation, as the lender used declining bonus income to qualify. Revised DTI is 51.92%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 15.83 years on the job as an international sales executive with XXXX, FICO 764, 0X30 since inception, xxK equity in the subject, and xx residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45P4K2YLEFB	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	No	No	xx	Not Applicable	42.980%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with bk/pg #4556 / 149 in the amount of xx with MERS as nominee for xx.com, LLC.
 No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024, 2025, and 2026 have been paid in the total amount of xx on different dates.
The annual utilities/MUD charges for 2026 are due in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
  No foreclosure activity has been found.
BRW has been SE at XXXX for 10.25 years and at XXXX for 3.25 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock	xx	3: Curable		* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the appraised value is not supported by comparables, and the value is xxM. Comp #1, with a sales price of xxM, is closest to the subject property. XXXX search shows an estimated value of xxM. Current UPB is xx5K."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8CHVGQKOGI0	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	Not Applicable	42.194%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with MERS as nominee for xx.com, LLC.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is servicing problem.
As per the collection comments, the subject property is occupied by an unknown person.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 1.66 years at XXXX. Additionally, BWR receives VA benefits income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase, originated on xx/xx/2024."	xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SIM7F5F1ZT9	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	No	No	xx	Not Applicable	49.826%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	3.125%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with MERS as nominee for xx.Com, LLC.
No active judgments or liens have been found.
The annual county taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025/2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB is xx. The due dates are advanced from xx/xx/2020 to xx/xx/2025 due to loan modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is a servicing problem.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
The loan was modified on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
The foreclosure was initiated on the loan in 2024. As per servicing comments dated xx/xx/2024, the foreclosure sale was scheduled for xx/xx/2024. The date of sale was postponed several times, and as per the servicing comment dated xx/xx/2024, the foreclosure sale was scheduled for xx/xx/2024. As per the servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to litigation. As per the collection comment dated xx/xx/2025, the FC case was closed due to loan modification. Further details not provided.
No post-close bankruptcy record has been found.
BWR has 1.75 years on the job as a commercial card sales officer II at XXXX. Previously, BWR had 10 years on the job as an SR account executive 1 commercial at XXXX
Foreclosure Comments:The foreclosure was initiated on the loan in 2024. As per servicing comments dated xx/xx/2024, the foreclosure sale was scheduled for xx/xx/2024. The date of sale was postponed several times, and as per the servicing comment dated xx/xx/2024, the foreclosure sale was scheduled for xx/xx/2024. As per the servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to litigation. As per the collection comment dated xx/xx/2025, the FC case was closed due to loan modification. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.125% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal-forgiven amount.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.82%. Tape shows rental income miscalculation, and the lender did not obtain supporting documents to verify REO housing expenses. Revised DTI is 74%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR has 1.75 years on the job as a commercial card sales officer II at XXXX N.A, FICO 788, and xx residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 43%, as the borrower’s income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU Locator xx#177, and its recommendation is Accept with a DTI of 49.826%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XTWWUM6J9E5	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.787%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	xx	7.000%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with MERS as nominee for "xx".
No active judgments or liens have been found.
The annual combined taxes for 2025 have been exempted on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB, as reflected in the payment history, is xx and there is a deferred balance in the amount of xx.
The due dates are adjusted from xx/xx/2024 to xx/xx/2025 due to loan modifications.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is the illness of the borrower.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified on xx/xx/2025.
No foreclosure activity has been found.
BWR receives VA compensation and child support income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, "xx" and the lender, "xx" on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.000% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is a deferred balance in the amount of xx, and the interest-bearing amount is xx. There is no principal forgiven amount.	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is not eligible for sale to Freddie Mac as the borrower had multiple mortgage late payments in the last 12 months. Further details are not provided. Subject loan was originated on xx/xx/2022."	xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JJQFK8W7PCQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	2.375%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	2.375%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx for the amount of xx with MERS as nominee for xx.com, LLC.
There is a junior mortgage against the subject property that was originated on xx/xx/2023 and recorded on xx/xx/2023 with the lender xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 2.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan was modified on xx/xx/2025.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, there is dispute regarding loss mitigation. Further details are not provided.
As per the comment dated xx/xx/2024, the borrower’s income was impacted by Covid-19. FB plans ran and were extended several times from xx/xx/2023 to xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, XXXX, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 2.375% beginning on xx/xx/2025 and a maturity date of xx/xx/2042. There is no deferred balance and principal forgiven amount.	Credit Application
Credit Report
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	xx	3: Curable	* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. Realtor search shows an estimated value of xxM. Current UPB xxK.
xx/xx/2026: Seller comment noted. Seller commented the loan closed with PIW. PIW is missing from the loan file."
																																																																																							* Note is missing or unexecuted (Lvl 3) "The original note is missing. The lost note affidavit is not available in the loan file. The loan was modified on xx/xx/2025."	xx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KHE3T1VKJPE	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Not Applicable	Primary	Yes	Yes	No	xx	Not Applicable	19.782%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.com, LLC.
No active judgments or liens have been found.
The 1st & 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 & xx/xx/2025.
The 1st & 2nd installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 & xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on this job as a director of health services at xxBWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated amount of xxK. Current UPB is xxK."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx."	xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A1TEZX5FF55	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.332%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	xx	5.500%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.Com LLC.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx. The loan was modified on xx/xx/2025, and the due date has been advanced from xx/xx/2024 to xx/xx/2025.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, the trial MOD plan was approved for 3 months, which was effective from xx/xx/2025 to xx/xx/2025 in the amount of xx.
The loan was modified on xx/xx/2025.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 14.83 years on the job as a laborer with XXXX. in Houston.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx (deceased), and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.500% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is a deferred principal balance in the amount of xx, and the interest-bearing balance is xx. The modification has a balloon provision in the amount of xx, which will be payable at maturity.	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.33%. Tape shows undisclosed installment debt with a monthly payment of xx opened prior to closing. Revised DTI is 58%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 14.83 years on the job as a laborer with XXXX. in Houston, FICO 644, xxK equity in the subject, and xx residual income."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.33%, as the borrowers’ income is xx and total expenses are in the amount of xx. The loan was underwritten by LP (xx.pdf_Pg#275), and its recommendation is "xx" with a DTI of 45.33%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3KUGKL7TZ8E	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	240	xx/xx/2023	xx/xx/2023	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.959%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with book/page # xx in the amount of xx with MERS as nominee for xx.Com, LLC.
There is an active prior mortgage against the subject property, which originated on xx/xx/1989 and recorded on xx/xx/1989 in the amount of xx with xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied to the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.990%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the subject property needs repair. Unable to determine the estimated cost for cure and current status of repairs. Subsequent comments do not show any damages.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2025, the step sale was scheduled for xx/xx/2025. And the FC was closed due to HAF. Further details are not provided.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2025, the step sale was scheduled for xx/xx/2025. And the FC was closed due to HAF. Further details are not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape and appraisal report show the central HVAC is currently not functional, and a missing section of fascia along the rear side and front and side step handrails are loose and considered a safety concern. The estimated cost to cure is available in the amount of xx. 1004D, or a structural inspection report by a licensed professional, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.319% exceeds APR threshold of 9.170% over by +0.149%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the FHA qualified mortgage safe harbor threshold test due to APR calculated at 9.319% exceeds the APR threshold of 9.315% over by +0.004%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8U4S3KSGCKF	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Secondary	Yes	Yes	No	xx	Not Applicable	30.108%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with MERS as nominee for xx.com, LLC.
No active judgments or liens have been found.
The annual installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2026.
The annual installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 25.25 years on the job as a truck driver at the city of XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (FNMA and Freddie Mac) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fees:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

The loan failed the QM lending policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fees:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape data shows EPD with respect to any mortgage loan that becomes thirty (30) days or more delinquent before the related mortgagor has made any of the first three (3) scheduled monthly payments due after the related closing date (such event, the "xx"), the seller. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. Review shows ATR confirmed at time of origination."			Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X235CEGMUMJ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Secondary	Yes	Yes	No	xx	Not Applicable	36.587%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.Com, LLC. No active judgments or liens have been found. The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025. The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.750%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the seller’s tape, the property occupancy is stated as second home.
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the subject property was damaged due to fire on xx/xx/2022. As per the comment dated xx/xx/2024, the loss draft check was received in the amount of xx. As per the comment dated xx/xx/2024, the loss draft check was received in the amount of xx. And as per the comment dated xx/xx/2025, the loss draft check was received in the amount of xx. As per the seller's response received on xx/xx/2026, the fire claim in question is currently closed with all received claim funds released to the borrower. The loss draft team received verbal confirmation from the borrower on xx/xx/2026 of 100% repair completion.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 22.91 years at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 36.58%. Tape shows the lender qualified the borrower using a 2020 S-Corp average income of xx per month, while the income documentation reflects a declining trend from 2019 through 2021, and the 2021 YTD P&L supports a lower monthly income of xx, indicating the income used to qualify is not stable. Revised DTI is 68.55%. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been SE for 22.91 years at XXXX, FICO 785, 0X30 in the last 24 months, xxK equity in the subject, and xx residual income."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$125,836.47	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R08WCY10XBF	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.362%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.com, LLC.
No active judgments or liens have been found.
The annual county taxes for 2024 were paid in the total amount of xx on xx/xx/2024.
The annual county taxes for 2025 were paid in the total amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied to the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.99%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to. The photo addendum shows water damage on the ceiling and wall. The estimated cost to cure is not available in the loan file. The 1004D and inspection report by a qualified professional are missing from the loan documents, and the final CD does not reflect the escrow holdback."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.36%. Tape shows undisclosed auto debt. The revised DTI is 61.27%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR receives social security income, FICO 774, 0X30 since inception and xxK equity in the subject and xx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
032URUBXFXC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	44.826%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.com, LLC.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 receives social security income. BWR2 receives pension and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (FNMA and Freddie Mac) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fees:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

The loan failed the QM lending policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fees:
Loan Origination Fee paid by Borrower: xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx."	xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VO575H0BPPY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	53.209%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property that was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with MERS as nominee for xx.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the tape is xx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 8 years on the job as xxAdditionally, BWR receives rental income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 53.20%. Tape shows lender used tax returns for one rental and lease agreement for another rental and did not meet guidelines. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 23.5 years on the job as an E-7 with the xx. Additionally, BWR receives rental income, and FICO 686."
* FHA or USDA insurance is not active (Lvl 4)     "Subject originated xx/xx/2026. Reaching out to seller for copy of FHA connection.
xx/xx/2026: Seller confirmed that the subject loan is not insured."	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged of xx exceed the fees threshold of xx over by +xx.
The below fees were included in the test:
Application Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Validation Services Fee paid by Borrower: xx.

The loan failed the qualified mortgage lending policy points and fees test due to fees charged of xx exceed the fees threshold of xx over by +xx.
The below fees were included in the test:
Application Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Validation Services Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "The loan failed the FHA QM rebuttable presumption test due to the fees charged of xx exceed the fees threshold of xx over by +xx.
The below fees were included in the test:
Application Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Validation Services Fee paid by Borrower: xx."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2026 reflects cash to the borrower in the amount of xx."
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed FHA QM safe harbor test due to APR calculated 7.840% exceeds disclosed APR of 7.090% variance by 0.750%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7BF5OVWW05O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.590%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There are two active prior state tax liens against prior owner "xx" in favor of xx, xx, State of California, which were recorded on xx/xx/2025 in the amount of 444.17.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual sewer charges for 2026 are delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx. The PH shows a large transaction of principal payments other than P&I on xx/xx/2026 in the amount of xx. As per the collection comment dated xx/xx/2026, those are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.83 years on the job as a production supervisor at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan exceeded the maximum allowable 80% LTV for a cash-out transaction. Review of the file shows the subject loan was approved at 70% LTV. Subject originated on xx/xx/2025."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock provided expired on xx/xx/2025 and the loan closed on xx/xx/2025. No lock extension found."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0BMXI80SH7Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,495.88	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The tax status is to follow.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current interest-only payment is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx. The interest-only period is effective till xx/xx/2035.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property occupancy is stated as an investment.
CCs do not show damage to the subject property.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape and files show the subject is in C5 condition due to significant deferred maintenance that materially affects livability and marketability and had multiple interior and exterior repairs. 1004D/inspection reports by a qualified professional are missing from the loan documents, and the final CD does not reflect the escrow holdback. Field review shows deferred maintenance costs of up to xxK."	* Lease Agreement is missing (Lvl 3) "Subject loan is NOO and purchase transaction originated on xx/xx/2025. Seller confirmed no lease agreement is available and the rental income was calculated using VeriClear report."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AOHLET81GT3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	42.763%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the property is owner-occupied.
BWR1 has 2.75 years on the job as a physician atxx
BWR2 has 2.16 years on the job as a registered dietitian at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 42.76%. Tape shows rental income could not be verified and was ineligible for qualification. Revised DTI is 60%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 2.75 years on the job as a physician atxx BWR2 has 2.16 years on the job as a registered dietitian at xx, LLC, FICO 737, 0X30 since inception, xxK equity in the subject, and xx residual income."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DRUPQQ9E2MH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.100%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.124%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.100%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.25 years on the job as a contract specialist at the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.12%. The tape shows rental income miscalculation. The revised DTI is 56.67%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 5.25 years on the job as a contract specialist at the xx FICO 777, 0X30 since inception, xxK equity in the subject, xxK reserves and xx residual income."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O5C23I0YWKW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.980%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.58 years on the job as a finance manager at xx BWR has multiple prior employment experiences as a finance manager with xxbetween xx/xx/2022 and xx/xx/2024 for 1.32 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 50%. Tape shows bonus income miscalculation and REO housing expenses miscalculation. Revised DTI is 57%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.58 years on the job as a finance manager at xx. FICO 788, 0X30 since inception, xxK equity in the subject, xxK reserves and xx residual income."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BIM7WNSKPEG	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.297%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of town taxes for 2026 were paid in the total amount of xx on different dates.
The 4th installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 20 years on the job as a divisional VP atXXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan met Citi Jumbo guidelines at the time of origination; Citi later updated requirements to include both the broker and seller on certain documents. Review of the file shows the loan was originated through a mortgage broker. Further details not provided. Subject originated on xx/xx/2022."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2022. The initial LE dated xx/xx/2022 reflects Lender Credit at xx. Final CD dated xx/xx/2022 reflects Lender Credit at xx. This is a decrease of -xx for a fee that has a 0% tolerance test. A valid COC is missing from the loan file. The subject loan is a refinance, originated on xx/xx/2022 and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZVZCDRONT08	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$261.12	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.304%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025/2026 was paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025/2026 is due in the total amount of xx on xx/xx/2026.
The annual county taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.
The PH shows a large transaction of principal payments other than P&I on xx/xx/2024, xx/xx/2024, xx/xx/2025, and xx/xx/2025 in the total amount of xx. As per the comments dated xx/xx/2024, xx/xx/2024, xx/xx/2025, and xx/xx/2025, these are the borrower's payments.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 2.58 years on the job as a software developer at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan met Citi Jumbo guidelines at the time of origination; Citi later updated requirements to include both the broker and seller on certain documents. Review of the file shows the loan was originated through a mortgage broker. Further details not provided. Subject originated on xx/xx/2022."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3ZQI8GF4KL9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	38.340%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water and sewer charges for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 4 months on the job as a sales representative at XXXX Previously, BWR had 3.66 years on the job as a sales representative with XXXX

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan met Citi Jumbo guidelines at the time of origination; Citi later updated requirements to include both the broker and seller on certain documents. Review of the file shows the loan was originated through a mortgage broker. Further details not provided. Subject originated on xx/xx/2022."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MOKTAB05BC5	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	29.034%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 25.25 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows investor guidelines required wholesale loans to include the broker and the seller on a couple of documents, and only the seller was included. Further details not provided. Subject loan originated on xx/xx/2022."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.   The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.   The subject loan is a refinance, originated on xx/xx/2022, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2022. The initial LE dated xx/xx/2022 reflects lender credit at xx; the final CD dated xx/xx/2022 reflects lender credit at xx. This is a decrease of +xx for the fee, which has a 0% tolerance test.  The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 does not reflect appraisal - 2nd appraisal fee. The CD dated xx/xx/2022 reflects appraisal - 2nd appraisal fee is xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2022, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5VSDKXLIHES	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	180	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	12.557%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a prior civil judgment against the prior borrower xx in favor of xx, which was recorded on xx/xx/2021 in the amount of xx.
The taxes information is not mentioned.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.58 years on the job as an accounting manager withxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and file show a special assessment planned for roof damage for the subject condo project. The amount of the special assessment is not available in the condo questionnaire. Subject loan closed with PIW. Final inspection report from a licensed professional verifying the completion of repairs is missing from the loan file. Final CD does not reflect any escrow holdback."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance is failing for state regulations PA license validation test."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R7Y25UAY43I	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.830%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 6 months on the job as a business developer at xx BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.83%. Tape shows student loan was not disclosed at the time of closing. Revised DTI is 60%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 6 months on the job as a business developer at xx, FICO 786, 0X30 since inception, xxK equity in the subject, and xx residual income."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PDA15Z0FKOQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	47.248%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
Parcel # xxxx
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and on xx/xx/2026.
Parcel # xxxx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The 1st installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
Parcel # xxxx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The 1st installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 28 years on this job as a benefit installation analyst at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape and condo questionnaire show the subject condo project's association repairs were not completed and documented as a special assessment to complete this work in the amount of xxM. The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. The current UPB is xxK."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NDZ4CELVD8O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	44.947%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx. No active judgments or liens have been found. The annual utilities charges for 2026 have been paid in the amount of xx on xx/xx/2026. The first installment of Town taxes for 2026 has been paid in the amount of xx on xx/xx/2026. The second installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. As per the tape, the subject property is owner-occupied. The loan has not been modified since origination. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 1.25 years on the job as a gas station attendant at XXXX. Additionally, BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.94%. Tape shows an income calculation error, and the BWR was not employed at the time of closing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. BWR has 1.25 years on the job as a gas station attendant at XXXX, FICO 746, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:
Processing Fee paid by Borrower: xx
Title - Tracking Discharge of Mortgages paid by Borrower: xx
Title- Closing Protection Letter paid by Borrower: xx
Title- Flood Cert Fee paid by Borrower: xx
Title- Notice of Settlement paid by Borrower: xx
Title- Tax Certificate paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Verification of Employment paid by Borrower: xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.94%, as the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (XXXX), and its recommendation is "Approve/Eligible" with a DTI of 44.94%."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A8K9FF2LD6N	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	No	Not Applicable	No	xx	Not Applicable	60.946%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.625%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9 months on the job as a human capital clerk at XXXX. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 60.94%. Tape shows the DTI of 60.95% exceeds investor guidelines. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 9 months on the job as a human capital clerk at XXXX, FICO 779, 0X30 in the last 24 months, and xxK equity in the subject."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certification is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 60.946%, as the borrower's income is xx, and total expenses are in the amount of xx. The loan was underwritten by DU (Copy of XXXX Pg#5), and its recommendation is "Approve/Eligible" with a DTI of 60.94%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
07JRNJHYUX3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	49.625%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
For Parcel #xx
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
For Parcel #xx
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.33 years on the job as a machinist at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	3: Curable	* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3) "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.
The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges in total cannot increase more than a 10% tolerance test. The LE dated xx/xx/2022 reflects the sum of Section C fees and recording fees at xx. The CD dated xx/xx/2022 reflects the sum of Section C and the recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% of the test. The COC for an increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2022, and the 3-year SOL has expired."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.62% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP Locator XXXX and its recommendation is Accept with a DTI of 50%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TTP1Q9IEZC5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2004	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.241%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2005 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx(PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the deferral agreement dated xx/xx/2021, which is located at "xx" the servicer deferred 13 payments in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 reflects points and fees are handwritten and not signed by the borrower."
																																																																																							* Property type is inconsistent with the tape (Lvl 3) "Tape shows single family and appraisal shows manufactured home."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The HUD-1 dated xx/xx/2004, reflects cash to in the amount of xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LZKHX5ROO4T	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2007	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	37.152%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx in the amount of xx with xx
There is a junior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2023 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2007 reflects cash to the borrower in the amount of xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx."
* GSE Points and Fees Test Violations (Lvl 2)     "On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61XJ6YI47GX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	xx	5.875%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.407%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument # xx in the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the deferral agreement dated xx/xx/2021, which is located at (XXXX) the servicer deferred 15 payments in the amount of xx.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2021. The BK was discharged on xx/xx/2021 and terminated on xx/xx/2021.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2021. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2021 and terminated on xx/xx/2021.	Not Applicable		xx	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SFZ0M05W78K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	xx	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.500%	360	xx/xx/2001	xx/xx/2001	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2000	xx	Primary	Yes	Yes	No	xx	Not Applicable	25.488%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	Not Applicable	5.500%	xx	xx/xx/2010	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2001 and recorded on xx/xx/2001 with instrument # xx in the amount of xx with xx
There is a junior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2022 in the amount of xx.
There is a UCC financing statement against the subject property for roof replacement, gutter replacement, shingles, and haul away in favor of xx, which was recorded on xx/xx/2024.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2010.
The foreclosure was initiated in 2015 with the loan. As per the notice of lis pendens located at Ln#xx#46, the foreclosure complaint was filed on xx/xx/2015 with the case #CJ-xx, which was recorded on xx/xx/2015. The sale was scheduled on xx/xx/2016. The FC was put on hold due to the BK filing. The foreclosure case was dismissed on xx/xx/2017. Further details not provided.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2016. The BK was discharged on xx/xx/2017 and terminated on xx/xx/2017.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:The foreclosure was initiated in 2015 with the loan. As per the notice of lis pendens located at Ln#xx#46, the foreclosure complaint was filed on xx/xx/2015 with the case #CJ-xx, which was recorded on xx/xx/2015. The sale was scheduled on xx/xx/2016. The FC was put on hold due to the BK filing. The foreclosure case was dismissed on xx/xx/2017. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2016. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The BK was discharged on xx/xx/2017 and terminated on xx/xx/2017.

																																																																																		The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2010. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.500% beginning on xx/xx/2010 and a maturity date of xx/xx/2040. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.		xx	2: Acceptable with Warnings			* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx Calculated finance charge is xx for an under disclosed amount of -xx."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PAE7NXQ9074	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2011	xx/xx/2011	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2011	xx	Primary	Yes	Yes	No	xx	xx	50.093%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2011 and recorded on xx/xx/2011 with instrument #xx in the amount of xx with xx, NA DBA xx.
There are 2 credit card judgments. The first judgment is in favor of xx, which was recorded on xx/xx/2020 in the amount of xx, and the second is in favor of xx, which was recorded on xx/xx/2025 in the amount of xx. The SSN # mentioned on the document does not match with the borrower’s SSN #.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
As per the seller’s tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not insured."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the FHA tax service fee test.
The below fee was included in the test:
Tax Service Fee paid by Borrower: xx."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TILA finance charge test. Finance charge disclosed on Final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NKQGXWM47IC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2016	xx/xx/2016	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.505%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with bk/pg #xx for the amount of xx with xx
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
As per the comment dated xx/xx/2024, the reason for the default is curtailment of income.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.16 years on the job as a production professional at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the UFMIP was split into financed and paid portions, which is not allowed per HUD guidelines. Further details not provided. Subject originated on xx/xx/2016."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
																																																																																								* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7HVUUAGN66Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	xx	6.375%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	xx	61.106%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2015	xx	Not Applicable	4.375%	xx	xx/xx/2015	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xx in the amount of xx with xx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2023 and recorded on xx/xx/2023 in favor of xx, NA, dba xx, in the amount of xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2015.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2009. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2009. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2015. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.375% beginning on xx/xx/2015 and a maturity date of xx/xx/2054. There are no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. The PH does not have MI payments information."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows servicing repurchase due to a loan being serviced under a repayment plan that is not eligible under the MPF Program. No details of a repayment plan in the file or collection comments. Further details are not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx. The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand-dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8QNYHUR6N0V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	xx	xx	53.291%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	xx	3.625%	xx	xx/xx/2020	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB as reflected in the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2020.
The foreclosure was initiated in 2016 with the loan. The notice of sale dated xx/xx/2015 is located at xx PG#24 and shows the subject property was advertised for sale. As per the withdrawal of the notice of sale dated xx/xx/2020 located at xx PG#20, the notice of sale was canceled and withdrawn. Further details were not provided.
According to the PACER, the borrower filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2016. The bankruptcy was terminated on xx/xx/2022.
Foreclosure Comments:The foreclosure was initiated in 2016 with the loan. The notice of sale dated xx/xx/2015 is located at xx PG#24 and shows the subject property was advertised for sale. As per the withdrawal of the notice of sale dated xx/xx/2020 located at xx PG#20, the notice of sale was canceled and withdrawn. Further details were not provided.
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2016. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor, BOKF, N.A. a national banking association d/b/a XXXX, on xx/xx/2016, with the secured claim amount of xx and the arrearage amount of xx. The amended Chapter 13 plan was filed on xx/xx/2017 and confirmed on xx/xx/2017. The borrower has promised to make a monthly payment of xx for 4 months and xx for 56 months to the trustee under the Chapter 13 plan. The bankruptcy was terminated on xx/xx/2022.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2020. As per the modified term, the new principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The monthly P&I is xx with an interest rate of 3.625% beginning on xx/xx/2020 and a maturity date of xx/xx/2060. The loan has been modified three times since origination.	Appraisal (Incomplete) Missing or error on the Rate Lock Right of Rescission	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report was completed ‘subject to’ since the property is under construction. The available 1004D shows that all items have been completed except for the kitchenette on the lower level. The cost to cure has not been provided. A revised 1004D is missing from the loan file. A XXXX search shows an estimated value of xxK. The current UPB is xxK"	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test, as the ROR is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y3QRY5BGWUF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	84	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2003	xx	Primary	Yes	Yes	No	xx	xx	26.413%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 with instrument #xx in the amount of xx with xx.
There is an active junior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the total amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB, as reflected in the payment history, is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows Repurchase - Balloon reset mortgage reached maturity, and no reset documents have been applied to Freddie, nor has mod been completed. The loan was not modified since origination. As per the balloon rider located at "xx", the maturity date extends to xx/xx/2033."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1BDMGGDGLAJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.948%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with Book/Page#xx in the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied to the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
The reason for the default is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2005 reflects cash to in the amount of xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XDVNG0N750A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	5.750%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.200%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	5.750%	xx	xx/xx/2019	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with instrument #xx for the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner occupied.
The loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2019. The BK was discharged on xx/xx/2019 and terminated on xx/xx/2019.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2019. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The reaffirmation agreement was filed on xx/xx/2019. The BK was discharged on xx/xx/2019 and terminated on xx/xx/2019.	The modification agreement was made between the borrower, xx f/k/a XXXX, and the lender, xx, on xx/xx/2019. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.750% beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y6OKT5ZISNX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2004	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.111%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with instrument # xx in the amount of xx with xx
There is a child support lien against XXXX in favor of xx, which was recorded on xx/xx/2021 in the amount of xx.
There is a child support lien against the borrower in favor of xx. Frair, which was recorded on xx/xx/2022 in the amount of xx.
There is a state tax warrant with ID # xx against xx in favor of the xx, which was recorded on xx/xx/2022 in the amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There is a state tax warrant with ID # xx against xx in favor of the xx, which was recorded on xx/xx/2026 in the amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There are 2 state tax warrants with IDs #xx in favor of the xx, which were recorded on xx/xx/2017 and xx/xx/2021 in the amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There is a state tax warrant with ID # xx in favor of the xx, which was recorded on xx/xx/2021 in the amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There is a state tax warrant with ID # xx in favor of the xx, which was recorded on xx/xx/2019 in the amount of xx.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The deferment agreement is located at XXXX
The payment deferral agreement located at XXXX reflects the deferral amount is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2004 reflects cash to in the amount of xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
825VRJJ145F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	xx	5.750%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.800%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	4.500%	xx	xx/xx/2018	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument # xx in the amount of xx with xx The subject mortgage was re-recorded on xx/xx/2005 to correct the assumption fee amount on Page 13, Clause #25.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xx, which was due on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2018. The BK was discharged on xx/xx/2018 and terminated on xx/xx/2018.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2018. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2018 and terminated on xx/xx/2018.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2018. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.500% beginning on xx/xx/2018 and a maturity date of xx/xx/2048. There is no deferred balance and principal-forgiven amount.		xx	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final HUD-1 dated xx/xx/2005 reflects cash to in the amount of xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R2S0ZJYO78Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.117%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the deferral agreement located at "xx" there is a deferred principal balance of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final HUD-1 dated xx/xx/2005 reflects cash to in the amount of xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UBXJ82671NH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2005	xx/xx/2005	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	xx	29.760%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xx, which was due on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."				Minimal	Not Covered	Pass	No Result	Pass	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1R80S58TYGE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	Not Applicable	26.001%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2010	xx	Not Applicable	4.875%	xx	xx/xx/2010	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument #xx for the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner occupied.
The loan was modified on xx/xx/2010.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2013. The BK was discharged on xx/xx/2018 and terminated on xx/xx/2018.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2013. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor, BOKF, N.A. on xx/xx/2014, with the secured claim amount of xx and the arrearage amount of xx. The Chapter 13 plan was filed on xx/xx/2013. The amended chapter 13 plan was filed on xx/xx/2014, and the plan was confirmed on xx/xx/2014. The debtor has promised to pay the trustee the amount of xx for 54 months. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2018 and terminated on xx/xx/2018.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2010. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.875% beginning on xx/xx/2010 and a maturity date of xx/xx/2050. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HUBOBK3TXBQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.875%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.563%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	5.875%	xx	xx/xx/2018	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument #xx in the amount of xx with xx
There is a junior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are delinquent in the amount of xx, which is due on xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2009. The BK was discharged on xx/xx/2009 and terminated on xx/xx/2009.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2009. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2009 and terminated on xx/xx/2009.	The modification agreement was made between the borrower, xx, aka XXXX, and the lender, xx, on xx/xx/2018. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.875% beginning on xx/xx/2018 and a maturity date of xx/xx/2058. There is no deferred balance and principal forgiven amount.	Credit Report Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9VPP220QD0O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.100%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	5.875%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The water charges for 2025 are delinquent in the amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the death certificate, which is located at "xx" the borrower, xx, was deceased on xx/xx/2019. According to the updated title report, the loan assumption agreement was made between theXXXX, deceased ("xx"), and XXXX ("xx") on xx/xx/2022, which was recorded on xx/xx/2022. As per the assumption agreement, "xx" will assume the unpaid principal balance and payments pursuant to the subject note and security agreement.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.875% beginning on xx/xx/2022 and a maturity date of xx/xx/2062. There is no deferred balance and principal-forgiven amount.		xx	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final HUD-1 dated xx/xx/2005 reflects cash to in the amount of xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IRUMCOU5IZC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	xx	28.145%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument # xx in the amount of xx with xx.
There is junior mortgage against subject property was originated on xx/xx/2026 and recording on xx/xx/2026 with instrument #xx in the amount of xx.
There are two civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2025 and xx/xx/2025 in the amount of xx.
There is a junior state tax warrant against the borrower in favor of the xx with warrant xx, which was recorded on xx/xx/2025 in the amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.13%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine RFD.
The loan has not been modified since origination.
As per the seller’s tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HEEMX5PAKON	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Investor	Yes	Yes	No	xx	Not Applicable	40.358%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	3.125%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xx for the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is occupied by an unknown party.
The loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.125% beginning on xx/xx/2022 and a maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount.		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RRR0GIMH3V4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	Not Applicable	29.249%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	6.250%	xx	xx/xx/2022	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx in the amount of xx with xx
There are six state tax warrants against the borrower in favor of the xx, which were recorded on different dates in the total amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx, with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine RFD.
As per the seller’s tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx. dba xx, on xx/xx/2022. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.50% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There are no deferred balances or principal forgiven amounts. The loan has been modified twice since origination.		xx	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2007 reflects cash to in the amount of xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BBFVMSQXP70	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.946%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	6.625%	xx	xx/xx/2021	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument # xx in the amount of xx with xx.
There is an active state tax warrant against the borrower in favor of the xx, which was recorded on xx/xx/2025 with warrant xx in the amount of xx. The SSN on the supportive document is consistent with the borrower’s SSN.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xx, which was due on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx, with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
As per the seller’s tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.625% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal-forgiven amount.		xx	2: Acceptable with Warnings			* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider attached with the recorded mortgage located at "xx" states that the manufactured home with serial # XXXX and XXXXX/A has been affixed to the permanent foundation. The ALTA 7 endorsement is attached with the final title policy."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I4500I86AD9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2007	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.172%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.25%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the payment deferral agreement dated xx/xx/2022 (located at "xx"), 17 payments were deferred in the total amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider attached to the recorded mortgage located at "xx" states that the manufactured home with serial # XXXX has been affixed to the permanent foundation."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U6RA25FIOKT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.875%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.671%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	4.750%	xx	xx/xx/2018	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx in the amount of xx with xx No active judgments or liens have been found. The annual combined taxes for 2025 are due in the amount of xx on xx/xx/2026. The annual water charges for 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.75%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per the payment history is xx.
The loan was modified on xx/xx/2018.
According to the PACER, the co-borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2019. The BK was discharged on xx/xx/2020.
As per the tape, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the borrower has filed a claim for bedroom, garage/utility, roof, and siding/window damage due to wind. The date of loss is xx/xx/2025. As per the comment dated xx/xx/2025, the lost draft check was received in the amount of xx on xx/xx/2025. There is no evidence to confirm the current status of repairs.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the co-borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2019. As per statement of retention provided in the voluntary petition, the borrower intends to retain the subject property. The BK was discharged on xx/xx/2020.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2018. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.75% beginning on xx/xx/2018 and a maturity date of xx/xx/2058. There is no deferred balance and principal-forgiven amount.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2007 reflects cash to in the amount of xx." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$21,045.83	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G3QDRL2P2PH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2008	xx	Primary	Yes	Yes	No	xx	xx	42.292%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument #xx in the amount of xx with xx
There is one junior mortgage against the subject property, which originated on xx/xx/2025 and was recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. The PH does not have MI payments information."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows an increase in property tax. Revised DTI is 45.6%. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JXEFBY6AHD4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Kansas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.875%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	xx	xx	46.954%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	6.875%	xx	xx/xx/2024	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2023. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2023. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.875% beginning on xx/xx/2024 and a maturity date of xx/xx/2063. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XZ3S126J3TA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2008	xx/xx/2008	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	35.325%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH does not show MI payments. 4-8-2026: Seller confirmed the loan is not insured."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test. On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4F04YJBJVRV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2008	xx/xx/2008	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2008	xx	Primary	Yes	Yes	No	xx	Not Applicable	23.919%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 have been due in the amount of xx since xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. 04-xx: Seller confirmed the loan is not insured."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2008 reflects cash in the amount of xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "The loan fails the tax service fee test.
The below fee was included in the test:
Tax Related Service Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KF4NU5DBZQT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.675%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2019	xx	Not Applicable	4.875%	xx	xx/xx/2019	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The water charge for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2019. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.875% beginning on xx/xx/2019 and a maturity date of xx/xx/2059. There is no deferred balance and principal-forgiven amount.	Origination Appraisal	xx	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DAC6Y14IFGO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2009	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.274%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB, as reflected in the payment history, is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RW8CDQMGL7M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2009	xx	Primary	Yes	Yes	No	xx	Not Applicable	17.105%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	5.500%	xx	xx/xx/2018	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument # xx in the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2018. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.500% beginning on xx/xx/2018 and a maturity date of xx/xx/2058. There is no deferred balance and principal-forgiven amount. The loan has been modified for the first time since origination.	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AVWV6EOYY6G	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	69.317%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	5.375%	xx	xx/xx/2018	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument # xx in the amount of xx with xx
There is a junior state tax lien against the borrower xx in favor of the xx, which was recorded on xx/xx/2012 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. The RFD is unable to be determined. The loan was modified on xx/xx/2018. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the seller’s tape, the property is owner occupied. No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2018. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.375%, beginning on xx/xx/2018 and a maturity date of xx/xx/2058. There are no deferred balance and principal forgiven amount.	Origination Appraisal	xx	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZRQEO2LO51Y	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	240	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2011	xx	Primary	Yes	Yes	No	xx	Not Applicable	9.039%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2011 and recorded on xx/xx/2011 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Right of Rescission	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan originator of the new mortgage must be the servicer of the existing loan. Further details not provided."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N5C2M5IUGEU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2013	xx	Investor	Yes	Yes	No	xx	xx	49.151%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument #xx in the amount of xx with xx, NA DBA xx.
There is an active code enforcement against the subject property in favor of the xx, which is recorded on xx/xx/2023. The amount of the lien is not mentioned on the document.
There is a junior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower owned 5-10 financed properties at the time of closing, and the loan is a cash-out transaction on an investment property and did not meet the lender xx. Further details not provided. Subject originated on xx/xx/2013."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JJH0Q8DB2CM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	No	Unavailable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	44.322%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with book #XXXX and page #XXXX in the amount of xx with xx DBA xx.
There is a junior mortgage against the subject property in favor of xx, which was recorded on xx/xx/2023 with instrument no. xx in the total amount of xx.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the borrower has filed a claim for sliding/window damage due to a storm, and the date of loss is xx/xx/2024. As per the comment dated xx/xx/2024, the loss draft check was received in the amount of xx. No further information regarding damage/repairs was found in the comments.
The loan has not been modified since origination.
As per the updated title report dated xx/xx/2026, the lis pendens was filed on xx/xx/2014 and recorded on xx/xx/2014 with Book #2014 and page #31983. Further details are not provided.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2014. The BK was discharged on xx/xx/2018.
Foreclosure Comments:As per the updated title report dated xx/xx/2026, the lis pendens was filed on xx/xx/2014 and recorded on xx/xx/2014 with Book #2014 and page #31983. Further details are not provided.
																																																																																	Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2014. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by the creditor, XXXX on xx/xx/2014, with the secured claim amount of xx and the arrearage amount of xx. The chapter 13 plan filed on xx/xx/2014 was confirmed on xx/xx/2014. The borrower has promised to make monthly payments of xx for 60 months to the trustee under the Chapter 13 plan. The BK was discharged on xx/xx/2018.	Not Applicable	Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HDTLJROAX9N	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	New Jersey	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2013	xx	Investor	Yes	Yes	No	xx	Not Applicable	30.689%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower owned 5-10 financed properties at the time of closing, and the subject loan was originated with an LTV of 75%. Further details not provided. Subject originated on xx/xx/2013."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y2BZ3VO8P43	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2015	xx/xx/2015	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2015	xx	Secondary	Yes	Yes	No	xx	xx	30.194%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx in the amount of xx with xx, Na D/B/A XXXX.
There is a junior mortgage against the subject property originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with MERS as nominee for xx.
Parcel # xx and Parcel # xx
The first and second installments of county taxes for xx have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the deferment agreement dated xx/xx/2021, which is located at xx) the servicer deferred 16 payments in the amount of xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 year on the job as a surgeon with XXXX Previously, BWR had 6.41 years on the job as a surgeon with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is an ARM loan. Tape shows the lender did not use the state-specific ARM disclosure. Review of the loan files shows ARM disclosure is available in the loan documents. Further details are not provided. Subject loan originated on xx/xx/2015."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to calculated finance charge of xx exceeds the disclosed finance charge of xx by -xx.
The loan failed the TILA APR test due to APR calculated at 3.682% exceeds the disclosed APR of 3.353% by -0.329%."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Homeownership counseling disclosure is missing from loan documents."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OF1DGV6T0NT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2013	xx	Secondary	Yes	Yes	Yes	xx	Not Applicable	41.155%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
As per the tape, the subject property is occupied by an unknown party.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the borrower is employed by a family member and needs 2 years of tax returns. Further details not provided. The subject loan was originated on xx/xx/2013."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1WPZ093Y53Z	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	180	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2014	xx	Investor	Yes	Yes	No	xx	Not Applicable	45.540%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xx in the amount of xx with xx, NA DBA xx. There is a junior medical lien against the borrower in favor of xx, which was recorded on xx/xx/2022 in the amount of xx. For Parcel # xx The annual combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2026. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the occupancy of the subject property is stated as an investor.
As per the comment dated xx/xx/2024, the subject property had roof, garage, and utility damage due to hail. The date of loss is xx/xx/2024. The borrower received the claim check in the amount of xx. No comments were found regarding completion of repairs. Subsequent CCs do not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4 years at XXXX. Additionally, BWR receives rental income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$24,085.84	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9XVVX1MSML4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2014	xx/xx/2014	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2014	xx	Primary	Yes	Yes	No	xx	Not Applicable	52.494%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The annual combined taxes for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx, with an interest rate of 3.75%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the seller’s tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as a labor at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures Notice of Servicing Transfer	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is subject to the replacement of broken windows. The estimated cost to cure is xx. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan fails Tax Service Fee Test due to fees charged (xx) exceeding fees threshold of xx over by +xx. The below fee was included in the test:
Tax Service Fee paid by Borrower: xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WY2ZXWKS9N9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	Not Applicable	24.084%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2014	xx	Not Applicable	4.750%	xx	xx/xx/2023	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xx in the amount of xx with xx, NA dba xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xx, which was due on xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9 years on the job as a front desk manager at XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2023. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.750% beginning on xx/xx/2023 and a maturity date of xx/xx/2063. There is no deferred balance and principal forgiven amount.	Good Faith Estimate Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan document."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DTBAG6VIKP5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$3,965.66	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	180	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2014	xx	Primary	Yes	Yes	No	xx	xx	39.224%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2025 have been paid in the partial amount of xx on xx/xx/2026.
The annual combined taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is currently owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE as a building maintenance professional for 1.25 years. Additionally, BWR1 has 1.41 years on the job as a cart driver at XXXX
BWR2 has 11.66 years on the job as a shift manager at XXXX.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.22%. The tape shows the lender did not obtain written verification of the co-borrower's monthly rent and sufficient documentation to support the declining income. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2014, and the 3-year SOL has expired. BWR1 has been SE as a building maintenance professional for 1.25 years. Additionally, BWR1 has 1.41 years on the job as a cart driver at XXXX. BWR2 has 11.66 years on the job as a shift manager at XXXX. FICO 690 and 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.
The subject loan is a purchase case, originated on xx/xx/2014, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FC0HXAYNMYI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2014	xx/xx/2014	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2014	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.095%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xx in the amount of xx with xx, NA dba xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 years on the job as a shift manager with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Notice of Servicing Transfer	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is subject to as follows: The improvement section of the subject property shows that scraping and painting is required while all loose and peeling paint from the subject's exterior siding need to be repaired. The estimated cost to cure is not available in the loan file. The 1004D/completion report is missing from the loan documents. The HUD-1 does not reflect escrow holdback."	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling organizations disclosure is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing the transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VV6YSWMZFHF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2015	xx/xx/2015	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2015	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.552%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with Book/Page #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is; the photo addendum shows trim on the eave and damaged siding that needs to be repaired. The estimated cost to cure is not available in the loan file. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final HUD-1 does not reflect the escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3) "The tape shows the AUS run with the incorrect FHA case # could not be rerun due to expired credit documents. Further details not provided. The subject loan was originated on xx/xx/2015."	* Compliance Testing (Lvl 2) "This loan failed the tax service fee test due to the loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider attached with the recorded mortgage located at "xx" states that the manufactured home with serial #xx has been affixed to the permanent foundation."		Elevated	Pass	Pass	Pass	Pass	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5QRGMCYOE80	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	19.850%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	4.125%	xx	xx/xx/2023	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx for the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The water charges for 2026 are delinquent in the amount of xx on xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the seller’s tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2023.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 15 years on the job as a graphic designer at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, aka xx, and the lender, xx, on xx/xx/2023. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.125% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	Missing or error on the Rate Lock Origination Appraisal Right of Rescission	xx	2: Acceptable with Warnings	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling disclosure is missing from loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
07YG235RZD7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2015	xx	Secondary	Yes	Yes	No	xx	Not Applicable	42.449%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.000%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.41 years on the job as a customer service representative with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing or error on the Rate Lock Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.44%. Tape shows an undisclosed mortgage at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2015, and the 3-year SOL has expired. BWR has 7.41 years on the job as a customer service representative with XXXX, FICO 659, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by xx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan document."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The servicing transfer disclosure is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y2Q2SBBYB99	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	xx	xx	20.996%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The water/sewer charges for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4 months on the job as a physical therapist at xx. Previously, BWR1 had 1.16 years on the job as a physical therapist with xx
BWR2 has 1.83 years on the job as a graphic designer atxx Previously, BWR2 had 11 months on the job as a graphic designer with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. The PH does not have MI payments information."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (interested party contribution). Final CD reflects seller credit of xx. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx.

Loan failed TILA APR test due to APR calculated 4.253% exceeds APR threshold 4.381% under disclosed by -0.128%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan file."
																																																																																								* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling organizations disclosure is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14GLGBH7SEI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2015	xx/xx/2015	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2015	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.029%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx for the amount of xx with MERS as nominee for xx, NA DBA xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for the default is excessive obligation.
As per the comment dated xx/xx/2025, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the foreclosure was initiated in 2025. As per the comment dated xx/xx/2025, the foreclosure was dismissed and closed on xx/xx/2025 due to the reinstatement of the loan.
No post-close bankruptcy record has been found.
BWR has been employed as a meter startup with xx(Tenure not mentioned)

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated in 2025. As per the comment dated xx/xx/2025, the foreclosure was dismissed and closed on xx/xx/2025 due to the reinstatement of the loan.
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Hazard Insurance	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower's minimum investment into the transaction was not met as per FHA guidelines. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "The hazard insurance policy is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0VKNZP4TYB7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2015	xx/xx/2015	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2015	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.098%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with book/page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is illness of the borrower's family member.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 10 years atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status."
* MI, FHA or MIC missing and required (Lvl 4) "FHA mortgage insurance certificate is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file shows final AUS recommendation is "Refer," Unable to re-run AUS. Further details not provided."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final HUD-1 dated xx/xx/2015 reflects cash to in the amount of xx."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.791% exceeds the APR threshold of 5.460% over by +0.331%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

The loan failed the qualified mortgage safe harbor threshold test due to the calculated APR of 5.791% exceeds the APR threshold of 5.460% over by +0.331%."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at "xx" state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DRZSC449FY1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Kansas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2015	xx	Secondary	Yes	Yes	No	xx	xx	37.180%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument # xx in the amount of xx with xx, NA, DBA xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy-current.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2025. The BK is active.
As per servicing comment dated xx/xx/2024, the borrower has filed a claim for a roof and exterior damage due to wind. The date of loss is xx/xx/2024, and the loss draft check was received in the amount of xx on xx/xx/2024. Unable to determine the current status of repairs.
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2025. A voluntary petition was filed on xx/xx/2025, and the schedules are not filed for the subject. The POC was filed by the creditor, XXXX on xx/xx/2026, with the secured claim amount of xx and the arrearage amount of xx. The chapter 13 plan was filed on xx/xx/2026, which is not confirmed yet. The borrower shall pay a monthly payment of xx per month for 60 months to the trustee under the chapter 13 plan. The BK is active.	Not Applicable	Initial Escrow Acct Disclosure	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #3 with a sales price of xxK is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Compliance Testing (Lvl 2) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date being provided and the initial closing disclosure receipt date being less than three business days before the consummation date."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2015 does not reflect mobile home transfer fees [custom fee]. The CD dated xx/xx/2015 reflects mobile home transfer fees [custom fee] at xx. This is an increase in fees of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.   The subject loan is a purchase, originated on xx/xx/2015, and the 1-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per appraisal report located at xx, the subject property is a manufactured home. The manufactured home rider attached with the recorded mortgage located at "xx" states that the manufactured home with serial # xx has been affixed to the permanent foundation."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4AEZ361GMM5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	23.639%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx in the amount of xx with xx, NA DBA xx. There is a junior certificate of Indebtedness (state tax lien) against the borrower in favor of the xx, which was recorded on xx/xx/2021 in the amount of xx. The document shows that the lien is upon all real and personal property of the taxpayer. The annual combined taxes for 2025 are due in the amount of xx on xx/xx/2026. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 4.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the subject property was damaged due to hail on xx/xx/2022. As per the comment dated xx/xx/2025, the borrower requested funds in the amount of xx for repairs from XXXX. Unable to determine estimated cost for cure and current status of repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as a pastor at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* Compliance Testing (Lvl 2) "This loan failed the initial closing disclosure delivery date test as the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test, as the ROR is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,223.71	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R8SDF38WVK1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2016	xx/xx/2016	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xx	Primary	Yes	No	No	xx	Not Applicable	47.162%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
There is a junior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2021 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xx, which were due on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has 8 years on the job as a manager atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape show in DU UFMIP is incorrect, as it cannot be re-run due to expired documents. Further details not provided. The subject loan originated on xx/xx/2016."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2016 reflects a point-loan discount fee at xx and a pest inspection fee at xx. The CD dated xx/xx/2016 reflects a point-loan discount fee of xx and a pest inspection fee of xx. This is an increase in fee of xx for charges that cannot increase. The COC for an increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2016, and the 1-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.16% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by Locator LP Full Feedback Certificate Response.htm_XXXXX and its recommendation is Accept with a DTI of 47%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZZYS2F2O5QN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2016	xx/xx/2016	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	41.099%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument # xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are delinquent in the total amount of xx, which is due on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.375%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as an associate atxx Previously, BWR had multiple jobs in the last two years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* Property Marketability Issues (Lvl 3) "Tape shows the loan is uninsurable by the FHA as the subject loan does not meet the seasoning period requirements between the last transaction of the property and the subject loan. The review of the appraisal report shows the date of the prior transaction of the subject was xx/xx/2015 with a sales price of xx and the subject loan closed on xx/xx/2016 with a sales price of xx. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2016, and the 1-year SOL has expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.521% exceeds APR threshold of 5.190% over by +0.331%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the OK HOEPA higher-priced mortgage loan test due to an APR calculated at 5.521% exceeds APR threshold of 5.190% over by +0.331%.

Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 5.521% exceeds the APR threshold of 5.190% over by +0.331%."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TG401HKGNRO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2016	xx	Primary	Yes	Yes	No	xx	Not Applicable	53.743%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx, NA dba xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of xx, which originated on xx/xx/2020 and was recorded on xx/xx/2020 with the instrument #xx
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 years on the job as a master hair stylist with XXXX. Additionally, BWR receives tips and alimony child support income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows appraisal error. Review of the file shows the appraisal is in as-is condition with no deferred maintenance and damage. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."	xx		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BQ94TVWOMRA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.059%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument # xx the amount of xx with BOKF NA, DBA xx.
There is a junior mortgage against the subject property originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx with xx
The 1st installment of county taxes for xx was paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for xx is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied to the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.00%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the servicing comment dated xx/xx/2024, the subject property was damaged due to water on xx/xx/2019, and the borrower has filed an insurance claim. As per the comment dated xx/xx/2024, the lost draft check was received in the amount of xx on xx/xx/2024.  As per the servicing comment dated xx/xx/2025, the subject property has leakage. As per the servicing comment dated xx/xx/2025, it states that 90% of repairs are completed, and pending work is on bathrooms and kitchen countertops. Further details are not provided. Unable to determine the current status of damage/repairs.
As per the payment deferral agreement dated xx/xx/2021 located at "xx" 13 payments were deferred in the total amount of xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 33 years on the job as a chief of staff with the XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Right of Rescission	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the 2nd appraisal fee the borrower was charged. File missing 2nd appraisal. Further details not provided. XXXX search shows an estimated value of xxM. Current UPB is xxK."
* Compliance Testing (Lvl 3) "Tape and the Infinity CE report show the loan failed the initial closing disclosure delivery date test. Further details not provided. Subject originated on xx/xx/2016."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date of xx/xx/2016 is less than three business days before the consummation date of xx/xx/2016."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B6K80PBFXT5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xx	Secondary	Yes	Yes	No	xx	Not Applicable	28.472%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
There is one junior mortgage active against the subject property, originated on xx/xx/2025 and recorded on xx/xx/2025 in favor of xx, in the amount of xx.
There is a junior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2022.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.375%. The current UPB as reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 18 years on the job as a registered nurse with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan reflects an LTV of 80% for a second home, which exceeds investor eligibility guidelines and is not eligible for sale. Further details not provided."	* LE/CD Issue date test Fail (Lvl 2) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date of xx/xx/2016 is less than three business days before the consummation date of xx/xx/2016."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HN8E1Q80S84	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2016	xx/xx/2016	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2016	xx	Primary	Yes	Yes	No	xx	Not Applicable	25.325%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx, NA dba xx.
There are two civil judgments against the borrower in favor of xx, and xx, in the total amount of xx, which were recorded on xx/xx/2023 and xx/xx/2025.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 months on the job as a laborer atxx Previously, BWR had multiple jobs in the last two years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "Seller confirmed the subject loan is not insured by the VA.
																																																																																						xx/xx/2026 : Seller confirmed loan originated as VA, but VA denied due to borrower not serving the minimum time required for benefit."	* Loan does not conform to program guidelines (Lvl 3) "The tape and file show the subject did not meet the VA 210-day seasoning period. Subject closed on xx/xx/2016."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1ZWXIBG6RG2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.136%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx, NA dba xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and pension income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.14%. Tape shows undisclosed debt. The revised DTI is 45.91%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR receives social security and pension income. FICO 719 and 0X30 in the last 24 months, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2020 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx.
Initial LE dated xx/xx/2020 reflects Transfer Taxes at xx. Final CD dated xx/xx/2021 reflects Transfer Taxes at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.14% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by XXXX PG#12 and its recommendation is Approve/Eligible with a DTI of 43.14%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RC8X4NB70RD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xx	Investor	Yes	Yes	No	xx	xx	56.945%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller’s tape, the subject property is stated as an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 year on the job as a lift XXXX at XXXX. Previously, BWR1 had 1 year on the job as a mortgage loan specialist at XXXX.
BWR2 has 8 years on the job as a senior account manager at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2016."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape show loan did not meet the 720 minimum credit score requirement for 5-10 financed properties. Further details not provided. The subject loan originated as NOO on xx/xx/2016."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TRFEUH9KZSP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Investor	Yes	Yes	No	xx	xx	47.035%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the tape, occupancy of the subject property is unknown.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 13.2 years on the job as a program manager at XXXX
BWR2 has been SE for 3.5 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2020."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan closed as NOO with an LTV of 90.25% on a cash-out refinance. Further details not provided. The subject loan was originated on xx/xx/2020."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BIRE70UQJIE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2016	xx/xx/2016	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2016	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.056%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument # xx in the amount of xx with xx.
There is an active State Tax Lien against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per seller’s tape data, the subject property is currently owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.66 years on the job as a registered nurse at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was closed with an FHA case number assigned to a different property, and the new FHA case number was never ordered on the subject property. Further details not provided. Subject loan was originated on xx/xx/2016."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0VSBNA8EG5R	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Secondary	No	Not Applicable	Not Applicable	xx	Not Applicable	36.696%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx, NA dba xx.
No active judgments or liens have been found.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.625%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the tape, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 3.08 years on the job as a vice president of information technology with XXXX. Additionally, BWR has been SE for 4.58 years at XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 does not reflect points - loan discount fee. The CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.   The subject loan is a purchase, originated on xx/xx/2023, and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Missing flood cert (Lvl 3) "The flood certification document is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H8ZV2W3VF33	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2017	xx/xx/2017	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.681%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The second installment of county taxes for 2026 is due in the total amount of xx on xx/xx/2026.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 12.66 years on the job as an auto XXXX at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not USDA insured."		* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TRID rate lock disclosure delivery date test." * Intent to Proceed Missing (Lvl 2) "Intent to proceed is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ROAOYPI1GVP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2017	xx/xx/2017	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xx in the amount of xx with xx, NA dba xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 3rd and 4th installments of county taxes for 2025 were due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
This loan is qualified as streamline refinance.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows subject loan is not insured as previous loan was never insured with VA. Further details not provided. Subject loan was originated on xx/xx/2017."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DRF7MDJD0NK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2017	xx/xx/2017	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.481%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xx in the amount of xx with xx, NA dba xx.
There are two junior credit card judgments against the borrower in favor of xx and xx, which were recorded on xx/xx/2020 and xx/xx/2021 in the total amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.91 years on the job as a lead orthodontic assistant at xxPreviously, BWR had 1.5 years on the job as a lead orthodontic assistant at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured. PH does not shows MI payments."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsurable by the FHA, the property was flipped, and a second appraisal was not obtained. The appraisal report shows the date of the prior transaction of the subject was on xx/xx/2017, and the subject loan closed on xx/xx/2017 with a sales price of xxK. Major improvements like new cabinets, granite countertops, and new tile flooring installed. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Qualified Mortgage DTI exceeds 43% (Lvl 3) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 47.48% as the borrower’s income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU and its recommendation is Approve/Eligible with a DTI of 47.48%."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the initial closing disclosure delivery date test as the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2017. Initial LE dated xx/xx/2017 reflects lender credit at xx. Final CD dated xx/xx/2017 does not reflect lender credit. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2017 and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "Initial 1003 is missing from the loan document."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YOYYEJET0WS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	25.774%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx, NA dba xx. No active judgments or liens have been found. The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025. The annual school taxes for 2025 were paid in the amount of xx on xx/xx/2025. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per servicing comment dated xx/xx/2025, the roof of the subject property was damaged due to wind on xx/xx/2024, and the borrower filed an insurance claim for the loss amount of xx. As per the comment dated xx/xx/2025, the lost draft check was received in the amount of xx on xx/xx/2024 and xx/xx/2025. Further details are not provided. Unable to determine current status of repair.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
BWR has 1 year on the job as a digital consultant with XXXX
Previously, BWR had multiple jobs in the past.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Right of Rescission	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TRID rate lock disclosure delivery date test.  The subject loan is a refinance, originated on xx/xx/2024, and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects the points - loan discount fee at xx. The CD dated xx/xx/2024 reflects points - loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2024, and the SOL is 3 years."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "The right of rescission is missing from the loan file."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$22,741.82	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6YX0KRE331Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.996%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xx in the amount of xx with xx.
There is a criminal judgment against the borrower "xx" in favor of the xx, which was recorded on xx/xx/2023.
There is a child support lien against the borrower in favor of the xx, which was recorded on xx/xx/2025 in the amount of xx. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14.25 years on the job as an estimator at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.99%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. BWR has 14.25 years on the job as an estimator at XXXX, FICO 789, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Subject loan is a purchase case, originated on xx/xx/2017 and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.99%, as the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (XXXX Updated Approval Docs.pdf_XXXX), and its recommendation is "Approve/Eligible" with a DTI of 49.99%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ABB2PZP5JIH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2017	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.742%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xx in the amount of xx with xx, NA dba xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.25 years on the job as a consulting engineer with XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.74%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2017, and the 3-year SOL has expired. BWR has 7.25 years on the job as a consulting engineer with XXXX, FICO 760, 0X30 last 24 months, and xxK equity in the subject."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.74%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU located at XXXX_pg#494 and its recommendation is Approve/Eligible with a DTI of 43.74%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V23EJW4E8BS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oregon	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2018	xx	Investor	Yes	Yes	No	xx	Not Applicable	49.832%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx for the amount of xx with BOKF NA dba xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is occupied by an unknown party.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE at XXXX for 6.16 years and at XXXX for 5.41 years. Additionally, BWR receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase. Subject originated on xx/xx/2018."	xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9G3EWW236VL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	180	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.283%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	4.625%	xx	xx/xx/2023	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument # xx in the amount of xx with xx.
There is an active state tax warrant against the borrower in favor of the xx, which was recorded on xx/xx/2021 with warrant xx in the amount of xx. The SSN on the supportive document is consistent with the borrower’s SSN.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.5 years on the job as a data entry specialist at XXXX. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2023. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.625% beginning on xx/xx/2023 and a maturity date of xx/xx/2062. There is no deferred balance and principal-forgiven amount.	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. The PIW disclosure signed by the borrower or the appraisal waiver is missing from the loan documents. XXXX search reflects an estimated value of xxK. Current UPB is xxK."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 43.28%, the borrower income is xx, and total expenses are in the amount of xx and the loan is manual underwritten."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YYYR8ELLU6K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	23.192%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx, NA dba xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.58 years at XXXX. Additionally, BWR has 5.66 years on the job as a rancher with XXXX.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Property is Commercial Prop (Lvl 3) "Tape and appraisal report show the subject property is an SFR located on a 234.66-acre lot and is identified as agriculture-use property XXXX and other real estate websites do not reflect estimated property value. The legal description mentioned on deed and subject mortgage is consistent and shows the subject property is 240 acres, more or less. Current UPB is xxK. Subject originated xx/xx/2019. 0X30 last 24 months."	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9ANR68TDF9Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.704%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx, NA dba xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, roof of the subject property was damaged. The cost of repair is not available. No comments have been found on whether the repairs have been completed or not.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.6 years on the job as hospitality worker at XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.70%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 1.6 years on the job as hospitality worker at XXXX, FICO 784, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed the Reimbursement Amount Validation Test and the Consummation or Reimbursement Date Validation Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on CD dated XX/XXX/XXXX. Initial LE dated xx/xx/2020 reflects lender credit at xx. Final CD dated xx/xx/2020 reflects lender credit at xx. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2020, and the 1-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.70%, as the borrower’s income is xx and total expenses are in the amount of xx, and the AUS/DU report is missing from the loan documents. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VABI4RCVYOW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Investor	Yes	Yes	No	xx	xx	47.399%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape data, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 13.16 years on the job as a program manager with xx
BWR2 has been SE for 3.41 years atxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance. Subject originated xx/xx/2020."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows LTV on cashout investment should be 85%. Subject loan approved at 75%. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NCZ4C8AY1GT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Investor	Yes	Yes	No	xx	Not Applicable	39.084%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx for the amount of xx with BOKF, NA DBA xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The water charges are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is occupied by an unknown party.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11.58 years on the job as a senior director of engineering at XXXX.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."	xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NONJ688Q9C2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.877%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of xx, which originated on xx/xx/2026 and was recorded on xx/xx/2026 with the instrument #xx
There is a medical lien against the borrower in favor of the xx, which was recorded on xx/xx/2020 in the amount of xx. The lien amount is greater than the loan amount.
The 1st installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2026, the RFD is unemployment.
As per the payment deferral agreement dated xx/xx/2021 located at "xx" 13 payments were deferred in the total amount of xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The comment dated xx/xx/2024 states that the property needs repairs. The nature of damage is not mentioned. The estimated cost of repairs is not mentioned. No comments have been found stating the damages have been repaired. Subsequent CCs do not show damage."
As per servicing comment dated xx/xx/2026, the subject property is owner-occupied.
BWR1 has 2 months on the job as a security officer at XXXX. Previously, BWR1 had 1.75 years on the job as a home health aide at XXXX
BWR2 receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 reflects points—the loan discount fee at xx. The CD dated xx/xx/2020 reflects points - the loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase case, originated on xx/xx/2020, and the SOL expired 1 year ago."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.87% as the borrower’s income is xx and total expenses are in the amount of xx and The loan was underwritten by LP(Locator# xx.pdf) and its recommendation is "xx" with a DTI of 44%.
																																																																																								The subject loan originated on xx/xx/2020, and the 3-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YZ55Z05QOC1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.770%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx, NA DBA xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of xx, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with the instrument #xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.77%. The tape shows BWR was not employed. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 2.08 years on the job as an XXXX with XXXX, FICO 700, and xxK equity in the subject and 0X30 last 24 months."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA finance charge test. Finance charge disclosed on the final CD is xx. Calculated finance charge is xx for an under disclosed amount of -xx. The subject loan is a purchase case that originated on xx/xx/2020, and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Evidence of hazard insurance is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K5ZAKBI51ZO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.471%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 14.16 years at xxAdditionally, BWR has been running multiple businesses for 14.16 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active PMI status."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved as OO at 35.47%. Tape shows the subject is NOO due to misrepresentation causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has been SE for 14.16 years at XXXX, FICO 772, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2020 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2020, and the 1-year SOL has expired."
																																																																																								* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XOID3JAS0OJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	240	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.558%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx.
There is an active HOA lien against the subject property in favor of the xx, which was recorded on xx/xx/2018. The amount of the lien is not mentioned on the supporting document.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
The water charges for 2026 have been delinquent in the amount of xx, which are payable through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 1.41 years on the job as a senior manager of tech services with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan closed without appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. A XXXX search shows an estimated value of xxK. Current UPB: xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved at 43.55%. Tape shows the lender did not complete a valid VOE prior to closing, as Day One Certainty (DU) employment validation obtained for BWR required the loan to be closed by xx/xx/2020, but the loan closed on xx/xx/2020. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 1.41 years on the job as a senior manager of tech services with XXXX, FICO 725, and 0X30 last 24 months."
* Compliance Testing (Lvl 2)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date being provided and the initial closing disclosure receipt date being less than three business days before the consummation date."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 43.55%, since the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (XXXX), and its recommendation is "Approve/Eligible" with a DTI of 43.55%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4VWE6A8AMPA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	240	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	41.546%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx for the amount of xx with BOKF, NA DBA xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 14 years on the job as an associate atxx
BWR2 has 10.58 years on the job as a teacher atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* MI, FHA or MIC missing and required (Lvl 4) "Mortgage insurance certificate is missing from the loan documents."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to seller to verify active MI status."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (interested party contribution). Final CD reflects seller credit of xx. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DLJXJGJGMOR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.211%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx.
There is a junior mortgage against the subject property in favor of xx, NA dba xx, which was recorded on xx/xx/2023 with instrument # xx in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9 months on the job as a key account manager with xx. Previously, BWR had 1.50 years on the job as a regional sales manager xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.21%. Tape shows undisclosed liability. Further details not provided. Revised DTI is 66.63%. Lender defect. The subject loan was originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 9 months on the job as a key account manager with xx, FICO 712, 1X30 in the last 24 months, xxK equity in the subject, and xx residual income."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.21%, as the borrower’s income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (XXXX, and its recommendation is "Approve/Eligible" with a DTI of 44.21%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RCP5Q5UBWUK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.870%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14.91 years on the job as a nail tech with XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the Kansas license validation test. In the state of KS, a lender-licensed ID is not provided as per XXXX website.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 reflects Escrow Waiver Fee at xx. Final CD dated xx/xx/2020 reflects Escrow Waiver Fee at xx.  Initial LE dated xx/xx/2020 does not reflect Rate Lock Fee. Final CD dated xx/xx/2020 reflects Rate Lock Fee at xx. This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case originated on xx/xx/2020 and the 3-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.87%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by LP (Locator# xx.pdf) and its recommendation is "xx" with a DTI of 47.00%."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C6B9GW0NBUE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2020	xx	Secondary	Yes	Yes	No	xx	xx	32.256%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx, Na Dba xx.
No active judgments or liens have been found.
For Parcel # xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
For Parcel # xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.6250%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller’s tape, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 8.33 years at xx
BWR2 has been SE for 13.00 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* MI, FHA or MIC missing and required (Lvl 4) "Mortgage insurance certificate is missing from the loan documents."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active PMI status."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject mortgage does not meet the eligibility requirements outlined in Freddie Mac Bulletin 2020-5 (Selling Guidance Related to COVID-19). Specifically, a desktop appraisal was utilized for a loan with a 90% LTV, which exceeds the allowable parameters for appraisal flexibilities under the guidance. Further details not provided."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3ZQPB1JQGA0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Secondary	Yes	Yes	No	xx	xx	46.567%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx.
There is one junior mortgage against the subject property originated on xx/xx/2023 in favor of the xx in the amount of xx, which was recorded on xx/xx/2024.
The 1st and 2nd installments of county taxes for 2025 were paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8 months on the job as a technical program manager with XXXX. Previously, BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. The current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved at 46.56%. Tape shows an undisclosed mortgage debt opened prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR1 has 8 months on the job as a technical program manager with XXXX, FICO 753, and 0X30 in the last 24 months."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 46.56%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by XXXX, and its recommendation is accept with a DTI of 47%."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GYMZCB7BDD3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2426	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.719%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx. No active judgments or liens have been found. The 1st installment of county taxes for 2025 was paid in the amount of xx on xx/xx/2025. The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.50%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the servicing comment dated xx/xx/2025, the subject property was damaged due to hail on xx/xx/2025 and the borrower has filed a claim and the loss draft check was received in the amount of xx on xx/xx/2025. There is no evidence to confirm the current status of repairs.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved at 45.71%. Tape shows undisclosed debt with a monthly payment of xx opened prior to closing. Revised DTI is 45.80%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR receives pension income, FICO 765, xxK equity in the subject, 0X30 last 24 months, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Kansas license validation test."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.71%, as the borrower’s income is xx and total expenses are in the amount of xx. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. The loan was underwritten by DU (Locator# xx.pdf) and its recommendation is "Approve/Eligible" with a DTI of 44.57%."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$17,343.95	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35LAZ8JDGQU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.635%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx, NA dba xx.
There is a junior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
There is a junior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2025.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6 months on the job as a stocker at xxPreviously, BWR1 had multiple jobs in the last 2 years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* AUS is missing (Lvl 4) "The AUS report is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Kansas license validation test."
																																																																																								* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WXGQWLJVBDB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.606%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx, NA dba xx.
There is a junior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2021.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11.58 years on the job as a driver at the XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 46.60%. Tape shows undisclosed debt, with a monthly payment of xx. The revised DTI is 79.67%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 11.58 years on the job as a driver at the XXXX. FICO 749, 0X30 in the last 24 months, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 reflects VOE Fee at xx. Final CD dated xx/xx/2021 reflects VOE Fee at xx. This is an increase fee in the amount of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.60%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (XXXX) and its recommendation is Approve/Eligible with a DTI of 46.61%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XATSCFKY3MO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	29.711%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13.66 years on the job as a teacher with the XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2WJDY64NQ00	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	40.308%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx, NA dba xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5 months on the job as an operator at XXXX. Previously, BWR had 3 months on the job as an operator at XXXX. and prior to that, BWR had 8 months on the job as an operator at XXXX between xx/xx/2020 and xx/xx/2020.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 40.30%. Tape shows BWR was not employed at the actual company BWR claimed. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 5 months on the job as an operator at XXXX FICO 774, 0X30 last 24 months, and xxK equity in the subject."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing flood cert (Lvl 2) "Flood insurance certificate is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NO3LB03IB9V	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.627%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx, with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the seller’s tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 months on the job as a project manager at XXXX. Previously, BWR had 2.83 years on the job as a project manager atXXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.62%. Tape shows the lender omitted debts without supporting documentation and an undisclosed auto debt was not included in DTI. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 8 months on the job as a project manager at XXXX, FICO 712, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2021. Initial LE dated xx/xx/2022 reflects lender credit at xx. Final CD dated xx/xx/2021 reflects lender credit at xx. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2021 and the 1-year SOL has expired."
																																																																																								* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3W2ALLU8DJJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	30.293%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
There is a state tax warrant against the borrower in favor of the xx, which was recorded on xx/xx/2025. The amount is not mentioned on the supportive document.
There is a junior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2026. The judgment amount is not mentioned on the supportive document.
The first installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.750%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.75 years on the job as a nail tech with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 30.29%. The tape shows income documents were falsified. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 3.75 years on the job as a nail tech with XXXX, FICO 743, 0X30 last 24 months, and xxK equity in the subject."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. The final CD dated xx/xx/2021 reflects cash to in the amount of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Kansas license validation test."
																																																																																								* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LY38R4HUOXP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.048%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The second installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 have been delinquent in the total amount of xx, which was good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a physician for 15.66 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape show credit report for the borrower dated more than 120 days prior to the note date. The file shows a credit report dated xx/xx/2021. The subject loan originated on xx/xx/2021."	xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BPZ8DIPWY7E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	No	Not Applicable	Unavailable	xx	xx	34.136%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with Book/Page# xx in the amount of xx with xx, NA Dba xx.
There is a junior mortgage against the subject property in favor of xx, which was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 15.16 years on the job as a senior technology manager with XXXX.
BWR2 has 6.25 years on this job as a CRNA with XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the right to cancel form reopened multiple times. Further details not provided."	* Missing flood cert (Lvl 2) "Flood insurance certificate is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CS7MU054OBG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	35.081%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 10.25 years on the job as a chiropractor at XXXX
BWR2 has been SE for 4 years at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance	xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxM. Current UPB is xxK."	xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2DAJ6LU64GS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	6.000%	Not Applicable	PUD	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	47.673%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.66 years on the job as a sales associate at xx
BWR2 has 2.58 years on the job as a recovery coordinator at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate	xx	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to seller to verify active MI status. Reaching out to seller to verify active MI status. The PH does not have MI payments information."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.67%. The tape shows income miscalculation, as the lender did not establish the stability of the qualifying income. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 4.66 years on the job as a sales associate at xxBWR2 has 2.58 years on the job as a recovery coordinator at xx. FICO 698 and 0X30 in the last 24 months."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.67% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by XXXX and its recommendation is Accept with a DTI of 48%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W1KSJH60G0S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.508%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2023. The prior mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx and Trust Co.
The water charges for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 2 months on the job as a control systems engineer I with xx BWR had prior employment experience as an HVAC 1 with xx between xx/xx/2020 and xx/xx/2022 for 2.25 years. BWR had prior employment experience as an engineer with xxbetween xx/xx/2022 and xx/xx/2023 for 6 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status."
																																																																																						* MI, FHA or MIC missing and required (Lvl 4) "The mortgage insurance certificate is missing from the loan documents."		* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from loan documents."		Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O5CRF9GGLPO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.279%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx for the amount of xx with MERS as nominee for xx, NA DBA xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The water charges are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 6.625%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
The subject loan closed with PDR. The multiple repairs are indicated in the PDR report and accompanying photo, such as fence damage, missing wood, siding exterior deficiency, roof exterior deficiency, and a hole in the door. The total estimated cost for repairs is not provided. CCs do not show damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 months on the job as an accounts receivable specialist at XXXX. Previously, BWR had 6.25 years on the job as an outpatient clerk at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed with PDR. The multiple repairs are indicated in the PDR report and accompanying photo, such as fence damage, missing wood, siding exterior deficiency, roof exterior deficiency, and a hole in the door. The total estimated cost for repairs is not provided. The 1004D or engineer report is missing from the loan document. Final CD does not reflect the escrow holdback."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2023 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2023 and the 3-year SOL has expired.

																																																																																								Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2022 reflects the sum of Section C fees and Recording Fee at xx. Final CD dated xx/xx/2023 reflects the sum of Section C and Recording Fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2023 and the 3-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XP5CR635K66	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.234%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, NA dba xx.
There is an active junior mortgage against the subject property in favor of xx, NA, dba xx, in the amount of xx, which originated on xx/xx/2023 and was recorded on xx/xx/2023 with the instrument #xx
The 1st installment of county taxes for 2025 was paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the total amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.41 years on the job as a customer service representative with the XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows appraisal had misrepresentation of the physical characteristics of the subject property. Review of appraisal does not show any property misrepresentations. XXXX shows estimated value xxK. UPB xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Kansas license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.23%, as the borrower’s income is xx and total expenses are in the amount of xx. The loan was underwritten by DU (XXXX) and its recommendation is Approve/Eligible with a DTI of 43.23%."		Moderate	Pass	Fail	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EQMR9509XZ2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2021	xx/xx/2021	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	20.507%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 3.58 years on the job as a fire fighter with the XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan originated on xx/xx/2021 as a USDA loan. Tape shows Rural development conditional commitment was not received prior to closing. Rural development conditional commitment is available in the loan file. Further details not provided."
* Required Documentation Missing (Lvl 3) "The subject loan is USDA and USDA guaranty fee was charged at closing time."	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing flood cert (Lvl 2) "Flood certification document is missing from the loan documents."	* Cash out purchase (Lvl 1) "Final CD shows cash to borrower as loan is cash out purchase."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FAQ2U5HS8RL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	46.294%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx, NA, DBA xx.
No active judgments or liens have been found.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been an SE for 4 years at psychology services. Additionally, BWR worked as a therapist for 12 years with the XXXXr and 7.41 years with XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Initial 1003_Application	xx	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2022."	xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NNG7NVPE4I1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	31.676%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with book/page #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The annual combined taxes for 2023, 2024, and 2025 have been paid in the total amount of xx on xx/xx/2023, xx/xx/2024, and xx/xx/2025.
The annual utilities/MUD charges for 2025 have been delinquent in the total amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has been SE for 28 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Mortgage Insurance	xx	4: Unacceptable	* MI, FHA or MIC missing and required (Lvl 4) "MI certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.67%. The tape shows the lender did not obtain the 2020 tax return, which is used for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR2 has been SE for 28 years at XXXX, 0X30 last 24 months, and xxK equity in the subject."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2021. The initial CD dated xx/xx/2021 reflects lender credit at xx. The final CD dated xx/xx/2021 reflects lender credit at xx. This is a decrease of -xx for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2021 and the 3 year SOL has expired."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
																																																																																								* Missing flood cert (Lvl 2) "The flood certificate is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9VWLYP1AAL3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx, NA DBA xx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx with xx, NA, dba xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.500%. The current UPB as reflected in the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 12.16 years on the job as a market manager for business banking at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows a second lien of xx was attached to the subject property per public records and was not included in the TLTV calculation, resulting in the financing structure exceeding maximum allowable TLTV limits. Review of the file shows there is a prior mortgage originated on xx/xx/2016 in the amount of xx in favor of xx. The final CD shows this prior mortgage has been paid off at the time of closing and the subject was approved at 62.937% LTV. Further details not provided. Subject originated on xx/xx/2021."	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DJLH3EG8UNL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	37.319%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx, NA dba xx.
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives trust income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.31%. Tape shows undisclosed debt with a monthly payment of xx. Revised DTI is 57.26%. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR receives trust income, 1X30 in the last 24 months, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2021. Initial LE dated xx/xx/2021 reflects lender credit at xx. Final CD dated xx/xx/2021 reflects lender credit at xx. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2021 does not reflect Recording Fee. CD dated xx/xx/2021 reflects Recording Fee at xx. This is an increase in fee of -xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "Borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
																																																																																								* Missing flood cert (Lvl 2) "The flood certificate is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IOIOFB6ALU7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wyoming	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Secondary	No	Not Applicable	No	xx	xx	7.185%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, NA DBA xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller’s tape data, the subject property is occupied by unknown.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy records have been found.
BWR1 has been SE for 12.83 years at XXXX
BWR2 has been SE for 14.5 years at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 7.18%. Tape shows exceed DTI guidelines. Further details not provided. Subject originated on xx/xx/2021."	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing in loan documents." * Missing flood cert (Lvl 2) "Flood certificate is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4508VIJD0JR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	No	Not Applicable	No	xx	Not Applicable	45.678%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx, NA DBA xx.
There is an active junior state tax lien against the borrower in favor of the xx, which was recorded on xx/xx/2025 in the amount of xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied to the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per tape data, the subject property is currently owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
The FC was initiated with a loan. Unable to determine the complaint filed date. As per comment dated xx/xx/2026, FC is placed on loan due to BK. No further details are provided.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx-j7 on xx/xx/2025. The BK was discharged on xx/xx/2026 and terminated on xx/xx/2026.
BWR has 2.58 years on the job as a sales agent at XXXX. Additionally, BWR has 2.58 years on the job as a sales agent at XXXX
Foreclosure Comments:The FC was initiated on a loan. Unable to determine the complaint filed date. As per comment dated xx/xx/2026, FC is placed on loan due to BK. No further details are provided.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2025. The BK was discharged on xx/xx/2026 and terminated on xx/xx/2026.	Not Applicable	Flood Certificate	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.67%. The tape shows the lender did not establish the stability of the qualifying income and all other obligations, as the lender did not obtain supporting income documents. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 2.58 years on the job as a sales agent at XXXX. Additionally, BWR has 2.58 years on the job as a sales agent at XXXX. FICO 690 and xxK equity in the subject"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2021 reflects points - loan discount fee of xx. The final CD dated xx/xx/2021 reflects points - loan discount fee of xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.67% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten byXXXX and its recommendation is accept with a DTI of 46%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KM76LG47UNK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	42.204%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx for the amount of xx with MERS as nominee for xx, NA DBA xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE at XXXX for 23.58 years and at XXXX for 23.58 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.20%. Tape shows income was incorrectly calculated prior to closing and certain debts were excluded; inclusion of these debts results in the DTI exceeding guidelines. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has been SE for 23.58 years at XXXX, FICO 777, 0X30 in the last 24 months, and xxK equity in the subject."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing flood cert (Lvl 2) "The flood certificate is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YGTYHRBB4B1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Investor	No	Not Applicable	No	xx	xx	34.075%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with MERS as nominee for xx, NA dba xx.
No active judgments or liens have been found.
The 1st annual installment of county taxes for xx has been paid in the amount of xx on xx/xx/2025.
The 2nd annual installment of county taxes for xx is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the occupancy of the subject property is stated as an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 13.91 years at xx
BWR2 has been SE for 17.91 years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject loan is a manually underwritten loan. Reaching out to the seller for the guidelines."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated xx/xx/2021."	xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EAG4AGPZWKT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Investor	No	Not Applicable	Unavailable	xx	xx	50.405%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The second installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
As per the tape, the subject property is occupied by an unknown party.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 and BWR2 have been SE for 19.16 years at xx. Additionally, BWR2 receives income from XX withdrawals.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Flood Certificate	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is subject to multiple interior and exterior repairs, including damaged balcony railing, broken window, ceiling damage in the level 1 bathroom, missing cabinet doors in the second-level bathroom, boarded-up skylights, and drywall damage. The estimated cost to cure is not available in the loan file. 1004D confirms the balcony railing has been repaired and does not address the remaining incomplete repairs. The updated 1004D is missing from the loan file. The final CD does not reflect the escrow holdback amount."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated xx/xx/2022."	xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JYCENTM8O02	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	No	Not Applicable	Not Applicable	xx	xx	35.542%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.125%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 1.41 years on the job as a centralized backup tech with XXXX. BWR1 had prior employment experience as a center consultant withXXXX between xx/xx/2010 and xx/xx/2021 for 10.16 years.
BWR2 has 10 months on the job as a teacher with XXXX. BWR2 had prior employment experience as a teacher with XXXX between xx/xx/2016 and xx/xx/2021 for 4.91 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan originated on xx/xx/2022 as a USDA loan. Tape shows RD conditional commitment was not received prior to closing. Further details not provided."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan is USDA and USDA guaranty fee was charged at closing time."	* Missing flood cert (Lvl 2) "The flood certification document is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y10GESNMPR5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	xx	xx	33.806%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
As per the seller’s tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2 months on the job as quality assurance with XXXX. Previously, BWR1 had 15.41 years on the job as a senior pastor with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Flood Certificate	xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.  The loan estimate dated xx/xx/2022 reflects points—the loan discount fee at xx. CD dated xx/xx/2022 reflects points - loan discount fee at xx 5. The loan estimate dated xx/xx/2022 reflects transfer taxes at xx. The CD dated xx/xx/2022 reflects transfer taxes at xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing flood cert (Lvl 2) "Flood insurance certificate is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22YXKW6UW64	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.949%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx, NA DBA xx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx with xx, NA DBA xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.750%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.66 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2022 reflects Appraisal Fee at xx. CD dated xx/xx/2022 reflects Appraisal Fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.94%, the borrower income is xx, and total expenses are in the amount of xx, and the loan was underwritten by LP (Locator XXXX), and its recommendation is "xx" with a DTI of 49.94%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XFZ5AX50GJS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	56.490%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx, NA DBA xx.
No active judgments or liens have been found.
The 1st installment of county taxes for xx was paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for xx is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 8 years on the job as a customer service manager at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status."
* MI, FHA or MIC missing and required (Lvl 4) "FHA mortgage insurance certificate is missing from the loan documents."	* Property Marketability Issues (Lvl 3) "Tape shows the FHA as the subject loan does not meet the seasoning period requirements between the last transaction of the property and the subject loan. The review of the appraisal report shows the date of the prior transaction of the subject was xx/xx/2024 with a sales price of xx, and the subject loan closed on xx/xx/2025 with a sales price of xx. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects the points - loan discount fee at xx. The CD dated xx/xx/2025 reflects points - loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EX5GIFDKEWZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2021	xx	Secondary	Yes	Yes	Yes	xx	xx	39.288%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with MERS as nominee for xx, L.P.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 10 years at XXXX. Additionally, BWR receives social security income.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape show subject is a condotel unit at the XXXX condo project, located in XXXX. The project has amenities such as a pool, a tennis court, and a fitness room. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2021 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. This is an increase fee in the amount of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WL1R35HVJIK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/1999	xx/xx/1999	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/1999	xx	Primary	Yes	Yes	No	xx	xx	67.970%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2009	xx	Not Applicable	4.875%	xx	xx/xx/2009	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/1999 and recorded on xx/xx/1999 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The first installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2009.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower and the lender on xx/xx/2009. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.875% beginning on xx/xx/2009 and a maturity date of xx/xx/2039. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock Right of Rescission	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "TIL not hand-dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RP5LV35LMGA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$359.55	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	23.943%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2024/2025 (Ln#xx#27 & 34) is delinquent in the amount of xx, which was due on xx/xx/2025.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE and owner for 20.83 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 23.94% on a 12-month personal bank statement program. The Lender failed to establish a satisfactory credit history. The BWR does not have 3 satisfactory accounts open for at least 24 months. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE with xx for an unspecified timeframe as the CPA letter does not confirm the occupation or length of self-employment, FICO 658, $ 5,916 residual income, xxK reserves and xxK equity in the subject property. 0X30 since inception."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. Initial CD dated xx/xx/2025 reflects points - loan discount fee at xx. PCCD dated xx/xx/2025 reflects points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject is an HPML loan, the property was flipped, and a second appraisal was not obtained. The appraisal report shows the date of the prior sale or transfer was xx/xx/2025 in the amount of xxK. The subject's appraised value on xx/xx/2025 was xxK. Prior transfer was a FC transfer. No major improvements made to the property. XXXX search shows an estimated value of xxK."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.598% exceeds APR threshold of 7.790% over by +1.808%. This loan is compliant with regulation 1026.35(b), (c) and (d). Subject loan is escrowed.

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 9.598% exceeds APR threshold of 7.790% over by +1.808%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
454HXDAMNGZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	50.126%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.63%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 4 months on the job as a systems controller III at Insperity. BWR1 has prior employment experience as a sr. gathering scheduler with XXXX between xx/xx/2024 and xx/xx/2025 for 1 year and with XXXX between xx/xx/2019 and xx/xx/2024 for 5.33 years.
BWR2 receives SSI income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "The TRID violation test failed due to a decrease in lender credit on the final closing disclosure dated xx/xx/2025. The initial LE dated xx/xx/2025 reflects lender credit at -xx. The final CD dated xx/xx/2025 reflects lender credit at -xx. This is a decrease of xx for a fee that has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "The home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "The home equity loan notice of address for borrower notification of violation is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	xx		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BAM8A8MTECZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	No	No	xx	Not Applicable	47.578%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments: The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 9.25 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.58%. Tape shows debt miscalculation. Revised DTI is 60%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 9.25 years at Clay West Independent Contractor, FICO 712, 0X30 since inception, xxK equity in the subject and xx residual income."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R62AH0K9FJ6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.273%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with MERS as nominee for xx dba xx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 10 years on the job as a flight attendant at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z7NYRS94B2F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$3,696.37	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	39.342%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2024 is delinquent in the amount of xx, which is good through xx/xx/2026.
The water/sewer charges for 2026 are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB as reflected in the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.58 years on the job as a registered nurse at xx. BWR1 had multiple jobs in the last 2 years.
BWR2 has been SE as a cable technician for 2.66 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 39.34%. Tape shows the lease for the borrower’s existing property is invalid, and the rental income cannot be used to qualify. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 1.58 years on the job as a registered nurse at xx. BWR2 has been SE as a cable technician for 2.66 years, FICO 747, 0X30 since inception, and xxK equity in the subject."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WICSL0KLC9K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.067%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is an active DOJ lien against the subject property in favor of the xx, which was recorded on xx/xx/2024 in the amount of xx. The SSN and property address provided on the document are consistent with the borrower's SSN and property address.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.33 years on the job as operations manager with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the borrower was 2x60 delinquent with the previous servicer. The loan is currently performing. According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the tape data, is xx."
																																																																																							* Missing Required Disclosures (Lvl 3) "The settlement service provider list is missing from the loan documents."	xx		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9GE959Y0INT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2025	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with MERS as nominee for xx.
There are two active prior credit card judgments against xx, which were recorded on xx/xx/2007 and xx/xx/2008 in the amount of xx. These judgments are not against the subject borrower.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* 1-4 Family Mortgage Rider n/a but Occ/Prop Type suggest it is Required (Lvl 3) "1-4 family rider is missing from the loan documents."
																																																																																							* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."		* Settlement date is different from note date (Lvl 1) "The final HUD-1 reflects the closing date as xx/xx/2025. The notary's signature date on the mortgage/deed of trust is xx/xx/2025. Note date is xx/xx/2025."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N2GH7J2KHUX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Mixed Use	xx/xx/2025	xx	Primary	No	Not Applicable	Not Applicable	xx	xx	53.364%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with MERS as nominee for xx dba xx.
No active judgments or liens have been found.
The annual town taxes for 2026 have been paid in the amount of xx on xx/xx/2025.
The 1st installment of town taxes for 2026 was paid in the amount of xx on xx/xx/2026.
The 2nd installment of town taxes for 2026 is due in the total amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11.16 years on the job as a certified nurse's aide at XXXX
BWR2 has been SE for 5.25 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial Escrow Acct Disclosure Missing Dicsloures Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial LE and Initial CD are missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																							* Property is Mixed Use (Lvl 3) "Subject approved as OO. The tape and appraisal show the subject is a mixed-use property with a commercial smoothie shop on the first and a residential dwelling on the second floor. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L8KZTN3EI9B	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	No	Yes	xx	Unavailable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx,
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G55L3DJISTU	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.844%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with MERS as nominee for xx No active judgments or liens have been found. The 1st and 2nd installments of county taxes for xx have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025, respectively. The 1st installment of county taxes for xx is due in the amount of xx on xx/xx/2026. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
The appraisal report is as-is. The photo addendum of the appraisal report shows a broken downspout. The estimated cost to cure is xx. CCs do not show damage to the subject property.
BWR has 7.41 years on the job as a communications operator at the XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. The photo addendum of the appraisal report shows a broken downspout. The estimated cost to cure is xx. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan originated under the community lender program. Further details not provided. Subject loan originated on xx/xx/2025."	* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81EICJBQ2JA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.491%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens have been found.
The 2nd installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
The 1st installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The 1st installment of county taxes for 2024 has been exempted.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The loan has been paid off on xx/xx/2026 in the amount of xx, out of which the principal balance is xx and the interest amount is xx. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is paid in full.
According to payment history as of xx/xx/2026, the loan has been paid off on xx/xx/2026 in the amount of xx, out of which the principal balance is xx and the interest amount is xx. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1.91 years on the job as a receptionist at XXXX. Additionally, BWR has 9 months on the job as a home care aide at XXXX, and BWR receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (FNMA and Freddie Mac) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fees:
Administration Fee paid by Borrower: xx
Application Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx.

The loan failed the QM lending policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fees:
Administration Fee paid by Borrower: xx
Application Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan originated under the community lender loan program. Further details not provided. The subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TZNJXM39R4G	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	No	Yes	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.750%. The current UPB as reflected in the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the occupancy of the subject property is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2026."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NOSZ9VLUK6B	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.458%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx
No active judgments or liens were found.
The 1st installment of town taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
The annual town taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2026 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.83 years on the job as a police sergeant atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. The improvement section of the appraisal report shows the removal of the cooking range in the basement to comply with the code. The estimated cost is xx. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows MI is active but may be invalid due to a flaw (occupancy misrep). PH shows MI is active."	xx		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42RG5V1ERPX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2025	xx/xx/2025	USDA	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	24.193%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.125%. The current UPB as reflected in the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.25 years on the job as a senior behavioral analyst with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not USDA insured."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. XXXX shows an estimated value of xxK. Current UPB is xxK."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

The loan fails the qualified mortgage points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan was not sent to the USDA prior to closing, which is required on streamline refinance. Therefore, there is NO USDA guarantee on the loan. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KO1ZGNCXT0W	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,067.52	xx	6.874%	480	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied to the due date of xx/xx/2026. The current interest-only payment is xx with an interest rate of 6.874%. The current UPB reflected as per the payment history is xx. The loan has an interest-only period for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to the payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2026, the reason for default is the tenant not paying rent.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2026, the subject property is vacant.
No details pertaining to the damage to the subject property have been observed.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Seller provided 1007 and confirmed that 1007 was used in lieu of a lease agreement."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed by BWR as a member of the LLC only and not in an individual name. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E2DLM213XM7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.908%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with the XXXX
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installments of county taxes for 2025 have been paid partially in the amount of xx on xx/xx/2026.
The 2nd installments of county taxes for 2025 have been due (remaining payment) in the amount of xx on xx/xx/2025.
The water and sewer charges for 2025 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as an electrician atxx Previously, BWR had 7.83 years on the job as an electrician atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 45.91%. The Lender qualified with the base hourly rate that was not supported by the WVOE and excluded a liability. Revised DTI 54.06%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xx as a journeyman electrician for 1.2 years, FICO 699, xx residual income, xxK reserves and xxK equity in the subject property. 0X30 since inception."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on CD dated xx/xx/2025. Initial LE dated xx/xx/2025 reflects lender credit at xx. Final CD dated xx/xx/2025 reflects lender credit at xx. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was originated with a first mortgage intended for sale under the xx program along with an xx second lien; the first mortgage is not eligible for sale to xx while xx is purchasing the second lien. Further details not provided. Subject originated on xx/xx/2025."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41HSRHAUX8O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$210.12	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.574%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property that was originated on xx/xx/2025 in favor of "xx Department of Business and Industry, a State Agency" in the amount of xx, which was recorded on xx/xx/2025 with instrument #xx
The 1st, 2nd, and 3rd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2025, respectively.
The 4th installment of county taxes for 2025 is delinquent in the amount of xx, which is good through xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
The tape and appraisal report show the water stains and discoloration on the ceiling of the top/3rd floor were noted and a roof inspection was needed. The available 1004D report confirms the roof inspection was done by a licensed roofing company and smoke detectors were installed. Moisture spots on the ceiling were repaired and repainted. The subsequent CCs do not show damages.
BWR has 8 months on the job as an installer at xx Previously, BWR had multiple jobs in the last two years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 45.57%. The Lender used the hourly rate to qualify that was not supported by the WVOE and the BWR has not established stability of employment/income. Revised DTI 47.19%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xx as an Installer for 7 months, FICO 758, xx residual income, xxK reserves and xxK equity in the subject property. 0X30 since inception."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape and appraisal report show the water stains and discoloration on the ceiling of the top/3rd floor were noted and a roof inspection was needed. The available 1004D report confirms the roof inspection was done by a licensed roofing company and smoke detectors were installed. Moisture spots on the ceiling were repaired and repainted."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the income exceeded the bond program limits. DPA is xx and is not forgiven. There are no payments required. All other funds needed to close came from the borrower’s liquid assets. Further details not provided. The subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8RMA0C5TZ5N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	46.849%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior UCC financing statement (solar equipment, etc.) against the borrower in favor of xx, which was recorded on xx/xx/2025.
The property tax status is not provided in the updated title report.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11.66 years on the job as a sales manager at XXXX. Additionally, BWR1 has been SE for 5.25 years at XXXX
BWR2 has 7.25 years on the job as a salesman at XXXX. Additionally, BWR2 has been SE for 5.25 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.84%. Tape shows an undisclosed debt with a monthly payment of xx opened prior to closing. Revised DTI is 52.67%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 11.66 years on the job as a sales manager at XXXX. BWR2 has 7.25 years on the job as a salesman atXXXX, FICO 765, xxK equity in the subject, and xx residual income."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WU01Z98LS0U	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$7,021.14	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.268%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx D/B/A xx
There is one prior civil judgment against the borrower in favor of xx in the amount of xx, which was recorded on xx/xx/2023.
There are two junior civil judgments against the borrower in favor of the xx, which were recorded on xx/xx/2025.
The annual combined and school taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025, respectively.
The annual combined taxes for 2026 are delinquent in the amount of xx, which is good through xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 9 months on the job as a manager at xx BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.26%. Tape shows the lender did not obtain sufficient documentation to support the exclusion of the xx monthly debt and miscalculated the PITI for the subject property. Revised DTI is 51%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 9 months on the job as a manager at xx on the 59th, FICO 724, xxK equity in the subject, and xx residual income."
* Release of mortgage (Lvl 4) "The UT shows a severe title defect, as a mortgage satisfaction was found. According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with MERS as nominee for xx D/B/A XXXX. The satisfaction of mortgage located at "xx" recorded on xx/xx/2025, states that the subject mortgage has been paid and discharged. There is an unrecorded copy of an affidavit of petition for cancellation of satisfaction of mortgage located at "xx" which states that the satisfaction of mortgage was made in error and the subject mortgage is not satisfied."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD, dated xx/xx/2024, reflects cash to in the amount of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2024. Initial CD dated xx/xx/2024 reflects lender credit at xx. Final CD dated xx/xx/2024 reflect lender credit at xx. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired.

Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ELJVOPR81Z0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	35.604%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property in favor of xx, a public corporation, which was recorded on xx/xx/2025 in the amount of xx.
There are five prior credit card judgments against the borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of xx.
There is a prior civil judgment against the borrower in favor of the state of Florida, which was recorded on xx/xx/2007.
The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
The annual installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 10 months on the job as a registered behavior technician with XXXX.
Previously, BWR had 1.5 years on the job as an associate with xx
BWR2 has 8.83 years on the job as a logistics coordinator withxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 35.60%. Tape shows income documentation issue. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 10 months on the job as a registered behavior technician with xx; BWR2 has 8.83 years on the job as a logistics coordinator with xx, FICO 769, and 0X30 since inception."		* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G69HWS2TRXJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	49.981%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is an investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 8.91 years atxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.98%. The Lender included rental income without a history. Lender defect. Revised DTI 51.25%. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE withxx for 8.11 years, FICO 647, xx residual income, xxK reserves and xxK equity in the subject property. 0X30 since inception."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TPKQVY0HJ1M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.775%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 6.25 years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 49.77%. The tape shows rental income used for qualification is not supported by a lease agreement or evidence of two months’ receipt. Additionally, the lender did not obtain documentation to support the omission of business debts. The revised DTI is 76.11%. Lender defect. The subject originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 6.25 years at xx, FICO 703, xxK equity in the subject, and xx residual income."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CHRNPM4103S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2023	xx/xx/2023	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	32.860%	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.935%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	6.750%	xx	xx/xx/2025	XXXX	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx. The due dates were advanced from xx/xx/2025 to xx/xx/2025 due to loan modification.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2026, the occupancy of the subject property is stated as an unknown party.
As per the comment dated xx/xx/2026, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was placed on hold due to a loss mitigation workout. As per the comment dated xx/xx/2025, the foreclosure was closed due to loan modification.
No post-close bankruptcy record has been found.
BWR has 3.58 years on the job as an electrician apprentice at XXXX

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was placed on hold due to a loss mitigation workout. As per the comment dated xx/xx/2025, the foreclosure was closed due to loan modification.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.7500% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal forgiven amount.	Hazard Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows a prior loan modification that was unable to be reallocated back due to the borrower re-defaulting post-modification. The foreclosure referral was approved on xx/xx/2025. The loss mitigation review is on xx/xx/2025. The first payment of MOD is xx/xx/2025 with a rate of 6.75% for 480-month terms. The loan was modified on xx/xx/2025. The first payment date is xx/xx/2025 with an interest rate of 6.750%. The foreclosure file was referred on xx/xx/2025."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."	* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MOMYLB09T2O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	13.852%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 9.41 years atxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject condo project is a non-warrantable project due to ongoing/incomplete repairs. Appraisal report is as is. File and condo questionnaire show a special assessment of xxK for repairs. Further details not provided. 1004D, or an inspection report by a licensed professional verifying the completion of repairs and structural soundness of the condo project, is missing from the loan file."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X0Q5RQQOAQ5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.759%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with bk/pg #xx for the amount of xx, with MERS as nominee for xx.
There is a prior notice of judgment lien (civil) against the property in favor of xx, for the amount of xx recorded on xx/xx/2016.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 19 years on the job as a funeral director at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.76%. The Lender did not include the full tax amount and excluded liabilities. Lender defect. Revised DTI 51.54%. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is employed with XXXX as a Funeral Director for 19 years, FICO 758, xx residual income, xxK reserves and xx equity in the subject property."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OAD4ALKBZNG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.025%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The annual water taxes for 2026 are due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 11.08 years at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	xx	3: Curable		* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."	xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4360AQLB119	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	48.605%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with page/book #xx in the amount of xx with MERS as nominee for xx.
There are two prior state tax liens against the borrower in favor of the xx, which were recorded on xx/xx/2015 & xx/xx/2016 in the total amount of xx.
There are two prior credit card judgments against the borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of xx.
The annual 1st & 2nd installments of combined taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 & xx/xx/2025.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
The annual installment of utilities/MUD charges for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.25 years on the job as a direct support professional at xxAdditionally, BWR1 receives disability income.
BWR2 has 15.91 years on the job as a dietary aide at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as-is. The photo addendum of the appraisal report shows a defective wall surface and wall cracks. The estimated cost to cure is not available in the loan file. 1004D/inspection report by a qualified professional is missing from the loan documents, and the final CD does not reflect the escrow holdback."
																																																																																						* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.60%. Tape shows the co-borrower did not execute the promissory note, and the lender included the co-borrower’s income and debts in qualifying, with recalculation using the borrower’s income only increasing the DTI to 65%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 3.25 years on the job as a direct support professional at xxBWR2 has 15.91 years on the job as a dietary aide xx , FICO 678, 1X30 since inception, xxK equity in the subject, and xx residual income."		* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OE2XT7JRMJD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.793%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of city taxes for 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2026.
The 4th installment of city taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 22.16 years on the job as a cleaner with the XXXX

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.79%. Tape shows asset misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 22.16 years on the job as a cleaner with the XXXX, FICO 809, 0X30 in the last 24 months, and xxK equity in the subject."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.79% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU Locator Credit File - XXXX and its recommendation is Approve/Eligible with a DTI of 45.79%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZE2HVC7ZLNL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	26.316%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage against the subject property, which was recorded on xx/xx/2026 with instrument # xx in the amount of xx in the favor of the xx
There is an active municipal lien against the subject property in favor of xx, which is good through xx/xx/2026 in the amount of xx.
The 1st & 2nd installments of county taxes for 2024/2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 months on the job as a laborer at xx Previously, BWR had 1.25 years on the job as an apprentice at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 26.32%. The Lender allowed the loan to close with a WVOE completed by a foreman and not the company HR personnel. The subject loan originated xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xx as a Laborer for 10 months, FICO 765, and xx equity in the subject property."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape shows the appraisal was not delivered to the borrower at least 3 days prior to closing. The appraisal report was sent to the borrower post-close. Further details not provided. The file shows the appraisal was delivered to the borrower on xx/xx/2025. The subject loan originated on xx/xx/2026. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2026 reflects cash to the borrower in the amount of xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KWR2JT6UKR3	xx	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Tennessee	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property originated on xx/xx/2024 in favor of xx in the amount of xx, which was recorded on xx/xx/2024 with the instrument # xx
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "The hazard insurance policy is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AR39YOQTLNW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alaska	xx	xx	xx	Alaska	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	xx	24.319%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx for the amount of xx with MERS as nominee for the xx
No active judgments or liens have been found.
The first and second installments of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 25.25 years at XXXX
BWR2 has 1.25 years on the job as an admin officer at the XXXX. Previously, BWR2 had 9.92 years on the job as an operation manager at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan does not meet Freddie Mac guidelines as the existing mortgage paid off through subject transaction is not supported with proof of 12 months payment made by the BWR. Further details not provided. Review shows ATR confirmed."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0MWKOIX9YFV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2025	xx	Investor	Yes	Yes	Yes	xx	xx	45.185%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with MERS as nominee for xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx with xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx. (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.08 years on the job as an assistant vice president of enterprise data management at XXXX
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape defect and review of documents show the subject loan was part of cross collateralization under a blanket mortgage. Fannie does not allow on limited cash out. Subject xxK mortgage was part of a bridge loan of xxK on xx/xx/2025 that was cross collateralized with an additional property. The subject xxK mortgage was subsequently originated in a separate stand-alone transaction on xx/xx/2026 and final title was clear of the prior mortgage of xxK. PT shows the satisfaction of the prior xxK blanket mortgage on xx/xx/2026."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12L01FX4FV3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	24.052%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated and recorded on xx/xx/2026 with instrument #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	The subject loan was originated on xx/xx/2026, and the first payment date is xx/xx/2026. As per the payment history of xx/xx/2026, the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 4.99%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
The subject loan was originated on xx/xx/2026, and the first payment date is xx/xx/2026. As per the payment history of xx/xx/2026, the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.25 years on the job as an operations specialist at XXXX.
BWR2 has 2.66 years on the job as a CRJ captain at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2026, and the 1-year SOL is active."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows borrowers did not complete the required homebuyer education class/FNMA homeview or other acceptable home-ownership education course prior to the note date. Further details not provided. The subject loan originated on xx/xx/2026."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L70BPXFJ77Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	39.344%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual town taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history tape data is xx.	Collections Comments:The current status of the loan is performing.
According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 10.33 years on the job as a director of academic operations with XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed prohibited fees test.
The below fee was included in the test:
Attorney's Fee (Closing Agent Only) paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show subject did not meet the VA 210-day seasoning period. Subject originated on xx/xx/2026."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W6SFJ3EG5MO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Book/Page #xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of town taxes for 2024/2025 have been paid in the total amount of xx on different dates.
The 4th installment of town taxes for 2024/2025 is due in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per tape, the subject property's occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the lender did not document sufficient assets to close. The bank statement in the file shows xxK of assets satisfy the cash-to-close requirements of xxK. Further details are not provided. Subject originated on xx/xx/2026."
																																																																																							* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2BJK5N0YB4W	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	48.016%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property's occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is self-employed and has been running multiple businesses for 17.41 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2026."	xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IMWILGL236F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	47.044%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx.
There is one prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2017 in the amount of xx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on different dates.
The 1st and 2nd installments of county taxes for 2026 are due in the total amount of xx on different dates.
The 1st and 2nd installments of county taxes for 2026 (supplemental) are due in the total amount of xx on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to the comment dated xx/xx/2026, the reason for the default is a servicing issue.
As per the comment dated xx/xx/2026, the subject property is vacant.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.83 years on the job as a CEO assistant with xx
Prior to that, BWR1 was a full-time student with the University of xx, XXXX, between xx/xx/2018 and xx/xx/2023 for 4.75 years.
BWR2 has 2.58 years on the job as a software engineer withxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.04%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit the BWR's primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 1.83 years on the job as a CEO assistant with xx; BWR2 has 2.58 years on the job as a software engineer withxx FICO 746, and xxK equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TD64YXVSJ0F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	23.975%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with book/page #xx in the amount of xx with MERS as nominee for xx
There are 2 active prior mortgages against the subject property. The first prior mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx. The second prior mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx and XXXX
There is one prior civil judgment against XXXX in favor of xx, which was recorded on xx/xx/2025. The amount is not mentioned in the supportive document.
There is an active prior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/2025.
The first and second installments of combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023 and xx/xx/2023.
The first and second installments of combined taxes for 2024 have been paid in the amount of xx on xx/xx/2024 and xx/xx/2024.
The first and second installments of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx (PITI), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.58 years at XXXX
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Commercial Prop (Lvl 3)     "Tape and appraisal report show the subject property is an SFR with XXXX1 acres. XXXX/XXXX show the subject currently operates as an XXXX (XXXX). Subject was approved as OO. BWR rents a property and has an NOO in the same town as the subject.

xx/xx/2026: Seller response that subject is OO and not XXXX. The XXXX was with the former owner. Downgraded to LVL3. ."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.771% exceeds the APR threshold of 7.770% over by +0.001%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the MD COMAR higher-priced mortgage loan test due to an APR calculated at 7.771% exceeds the APR threshold of 7.770% over by +0.001%.

																																																																																								Loan failed the QM safe harbor threshold test due to an APR calculated at 7.771% exceeds the APR threshold of 7.770% over by +0.001%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable